                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               / /

   Post-Effective Amendment No. 23    (File No. 333-91691)                   /X/

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 24 (File No. 811-07623) /X/

                        (Check appropriate box or boxes)

               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

          (previously IDS Life of New York Variable Annuity Account)
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                  RiverSource Life Insurance Co. of New York
             (previously IDS Life Insurance Company of New York)
--------------------------------------------------------------------------------
                               (Name of Depositor)

                  20 Madison Avenue Extension, Albany, NY 12203
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237
--------------------------------------------------------------------------------

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
     / /  immediately upon filing pursuant to paragraph (b)
     /X/  on May 1, 2007 pursuant to paragraph (b)
     / /  60 days after filing pursuant to paragraph (a)(1)
     / /  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2007


RIVERSOURCE


RETIREMENT ADVISOR VARIABLE ANNUITY(R)


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


ISSUED BY: RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RiverSource LIFE OF NY)
           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251
           ameriprise.com/variableannuities



           RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

o    AIM Variable Insurance Funds

o    AllianceBernstein Variable Products Series Fund, Inc.

o    American Century Variable Portfolios, Inc.

o    Calvert Variable Series, Inc.

o    Columbia Funds Variable Insurance Trust


o    Credit Suisse Trust

o    Eaton Vance Variable Trust

o    Fidelity(R) Variable Insurance Products - Service Class


o    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

o    Goldman Sachs Variable Insurance Trust (VIT)

o    Janus Aspen Series: Service Shares

o    Lazard Retirement Series, Inc.

o    MFS(R) Variable Insurance Trust(SM)

o    Neuberger Berman Advisers Management Trust

o    Oppenheimer Variable Account Funds - Service Shares

o    PIMCO Variable Insurance Trust (VIT)

o    Putnam Variable Trust - Class IB Shares


o    RiverSource(R) Variable Portfolio Funds

o    Royce Capital Fund


o    Third Avenue Variable Series Trust

o    The Universal Institutional Funds, Inc.

     Van Kampen Life Investment Trust

o    Wanger Advisors Trust

o    Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


1 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

RiverSource Life of NY and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS

KEY TERMS                                                                    3
THE CONTRACT IN BRIEF                                                        4
EXPENSE SUMMARY                                                              5


CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                  9
FINANCIAL STATEMENTS                                                         9
THE VARIABLE ACCOUNT AND THE FUNDS                                          10
THE FIXED ACCOUNT                                                           24
BUYING YOUR CONTRACT                                                        24
CHARGES                                                                     26
VALUING YOUR INVESTMENT                                                     29
MAKING THE MOST OF YOUR CONTRACT                                            30
SURRENDERS                                                                  34
TSA -- SPECIAL PROVISIONS                                                   35
CHANGING OWNERSHIP                                                          35
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                         36
OPTIONAL BENEFIT                                                            37
THE ANNUITY PAYOUT PERIOD                                                   38
TAXES                                                                       40
VOTING RIGHTS                                                               43
SUBSTITUTION OF INVESTMENTS                                                 43
ABOUT THE SERVICE PROVIDERS                                                 44
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)                       45
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION                                      57


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of your contract.



2 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK  -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o    Roth IRAs under Section 408A of the Code

o    SIMPLE IRAs under Section 408(p) of the Code

o    Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
     Code

o    Plans under Section 401(k) of the Code

o    Custodial and investment only plans under Section 401(a) of the Code

o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the MAV. The rider adds the terms of this optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.


RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


3 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VALUTION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.
     10)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 24)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 24)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 31)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 34)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 36)


OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 36)


ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 38)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 40)


4 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payment surrendered.)

                           SURRENDER CHARGE SCHEDULE

NUMBER OF COMPLETED YEARS FROM
 DATE OF EACH PURCHASE PAYMENT   SURRENDER CHARGE PERCENTAGE
0                                             7%
1                                             7
2                                             7
3                                             6
4                                             5
5                                             4
6                                             2
7                                             0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                    ASSUMED INVESTMENT RATE
                                                        3.50%       5.00%
Qualified annuity discount rate                         4.72%       6.22%
Nonqualified annuity discount rate                      4.92%       6.42%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
                                                                     $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEE

(As a percentage of the variable account contract value charged annually 60 days following the contract anniversary. The fee applies only if you elect the optional rider.)

MAV RIDER FEE                                                       0.15%

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE
For nonqualified annuities                                          0.95%
For qualified annuities                                             0.75%


5 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                  MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements    0.51%     1.86%

(a)  Each fund deducts management fees and other expenses from fund assets.
     Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
     Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                GROSS TOTAL
                                                                MANAGEMENT   12b-1     OTHER       ANNUAL
                                                                   FEES       FEES   EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series I Shares                0.61%        --%   0.30%**   0.91%(1)
AIM V.I. Capital Development Fund, Series I Shares                 0.75         --    0.35**    1.10(1),(2)
AIM V.I. Global Health Care Fund, Series II Shares                 0.75       0.25    0.36**    1.36(1)
AIM V.I. International Growth Fund, Series II Shares               0.72       0.25    0.39**    1.36(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)        0.75       0.25    0.18      1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)        0.55       0.25    0.06      0.86
AllianceBernstein VPS International Value Portfolio (Class B)      0.75       0.25    0.10      1.10
American Century VP International, Class I                         1.23         --      --      1.23
American Century VP Mid Cap Value, Class II                        0.90       0.25      --      1.15
American Century VP Ultra(R), Class II                             0.90       0.25      --      1.15
American Century VP Value, Class I                                 0.93         --      --      0.93
Calvert Variable Series, Inc. Social Balanced Portfolio            0.70         --    0.21      0.91
Columbia Marsico Growth Fund, Variable Series, Class A             0.74         --    0.27      1.01(3)
Columbia Marsico International Opportunities Fund, Variable
   Series, Class B                                                 0.80       0.25    0.32      1.37(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio          0.50       0.25    0.51      1.26(4)
Credit Suisse Trust - Mid-Cap Core Portfolio (previously
   Credit Suisse Trust - Mid-Cap Growth Portfolio)                 0.75         --    0.59      1.34(4)
Eaton Vance VT Floating-Rate Income Fund                           0.57       0.25    0.37      1.19
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2            0.57       0.25    0.09      0.91
Fidelity(R) VIP Growth & Income Portfolio Service Class            0.47       0.10    0.13      0.70
Fidelity(R) VIP Mid Cap Portfolio Service Class                    0.57       0.10    0.11      0.78
Fidelity(R) VIP Overseas Portfolio Service Class                   0.72       0.10    0.16      0.98
FTVIPT Franklin Global Real Estate Securities Fund - Class 2
   (previously FTVIPT Franklin Real Estate Fund - Class 2)         0.47       0.25    0.03      0.75(5)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2          0.51       0.25    0.20**    0.96(6)
FTVIPT Templeton Foreign Securities Fund - Class 2                 0.63       0.25    0.18**    1.06(6)
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares        0.80         --    0.07      0.87(7)
Goldman Sachs VIT Structured Small Cap Equity Fund -
   Institutional Shares                                            0.75         --    0.24      0.99(7),(8)
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional
   Shares                                                          0.65         --    0.07      0.72(7)
Janus Aspen Series Global Technology Portfolio: Service
   Shares                                                          0.64       0.25    0.21**    1.10



6 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                     GROSS TOTAL
                                                                     MANAGEMENT   12b-1     OTHER       ANNUAL
                                                                        FEES       FEES   EXPENSES     EXPENSES
Janus Aspen Series International Growth Portfolio: Service Shares       0.64%     0.25%    0.07%**    0.96%
Janus Aspen Series Large Cap Growth Portfolio: Service Shares           0.64      0.25     0.05**     0.94
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares             0.64      0.25     0.06**     0.95
Lazard Retirement International Equity Portfolio - Service Shares       0.75      0.25     0.19       1.19
MFS(R) Investors Growth Stock Series - Service Class                    0.75      0.25     0.12       1.12
MFS(R) New Discovery Series - Service Class                             0.90      0.25     0.13       1.28
MFS(R) Utilities Series - Service Class                                 0.75      0.25     0.11       1.11
Neuberger Berman Advisers Management Trust International Portfolio
   (Class S)                                                            1.15      0.25     0.27       1.67(9)
Oppenheimer Global Securities Fund/VA, Service Shares                   0.62      0.25     0.04**     0.91(10)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares               0.72      0.25     0.03**     1.00(10)
Oppenheimer Strategic Bond Fund/VA, Service Shares                      0.62      0.25     0.02**     0.89(10)
PIMCO VIT All Asset Portfolio, Advisor Share Class                      0.18      0.25     0.86**     1.29
Putnam VT International New Opportunities Fund - Class IB Shares        1.00      0.25     0.24**     1.49(11)
Putnam VT Vista Fund - Class IB Shares                                  0.65      0.25     0.15**     1.05
RiverSource(R) Variable Portfolio - Balanced Fund                       0.56      0.13     0.15**     0.84(12),(13)
RiverSource(R) Variable Portfolio - Cash Management Fund                0.33      0.13     0.14       0.60(12)
RiverSource(R) Variable Portfolio - Core Bond Fund                      0.48      0.13     0.32**     0.93(12),(14)
RiverSource(R) Variable Portfolio - Diversified Bond Fund               0.46      0.13     0.15**     0.74(12)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund      0.64      0.13     0.14**     0.91(12),(13)
RiverSource(R) Variable Portfolio - Emerging Markets Fund               1.13      0.13     0.25**     1.51(12),(13)
RiverSource(R) Variable Portfolio - Fundamental Value Fund              0.72      0.13     0.17**     1.02(12),(13),(14)
RiverSource(R) Variable Portfolio - Global Bond Fund                    0.70      0.13     0.17**     1.00(12)
RiverSource(R) Variable Portfolio - Global Inflation Protected
   Securities Fund                                                      0.44      0.13     0.15**     0.72(12),(14)
RiverSource(R) Variable Portfolio - Growth Fund                         0.71      0.13     0.17**     1.01(12),(13)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                0.59      0.13     0.16**     0.88(12)
RiverSource(R) Variable Portfolio - Income Opportunities Fund           0.61      0.13     0.16**     0.90(12),(14)
RiverSource(R) Variable Portfolio - International Opportunity Fund      0.76      0.13     0.19**     1.08(12),(13)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund               0.57      0.13     0.13**     0.83(12),(13)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                0.60      0.13     0.50**     1.23(12),(14)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                 0.60      0.13     0.15**     0.88(12),(13),(14)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                  0.72      0.13     0.22**     1.07(12),(13),(14)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                  0.22      0.13     0.16**     0.51(12),(14)
RiverSource(R) Variable Portfolio - Select Value Fund                   0.72      0.13     0.37**     1.22(12),(13),(14)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government
   Fund                                                                 0.48      0.13     0.16**     0.77(12)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund            0.72      0.13     0.23**     1.08(12),(13)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                1.00      0.13     0.19**     1.32(12),(13),(14)
Royce Micro-Cap Portfolio - Investment Class                            1.25        --     0.06       1.31
Third Avenue Value Portfolio                                            0.90        --     0.27       1.17
Van Kampen Life Investment Trust Comstock Portfolio, Class II
   Shares                                                               0.56      0.25     0.03       0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares            0.85      0.35     0.66       1.86(15)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                0.75      0.35     0.31       1.41(15)
Wanger International Small Cap                                          0.91        --     0.10       1.01
Wanger U.S. Smaller Companies                                           0.90        --     0.05       0.95



7 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   GROSS TOTAL
                                                   MANAGEMENT   12b-1    OTHER        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES
Wells Fargo Advantage VT Asset Allocation Fund        0.55%     0.25%    0.22%**    1.02%(16)
Wells Fargo Advantage VT International Core Fund      0.75      0.25     0.43**     1.43(16)
Wells Fargo Advantage VT Small Cap Growth Fund        0.75      0.25     0.23**     1.23(16)

* The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least
     April 30, 2008.

(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.09% for AIM V.I. Capital
     Development Fund, Series I Shares.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

(4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and
     1.21% for Credit Suisse Trust - Mid-Cap Core Portfolio.

(5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

(6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission
     (SEC). After fee reductions net expenses would be 0.93% for FTVIPT
     Franklin Small Cap Value Securities Fund - Class 2 and 1.03% for FTVIPT
     Templeton Foreign Securities Fund - Class 2.

(7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
     Investment Adviser has voluntarily agreed to limit "Other expenses"
     (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares, 0.114% of the Fund's average daily net assets for Goldman Sachs VIT Structured
     Small Cap Equity Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity
     Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(8) The Investment Adviser has voluntarily agreed to waive a portion of its Management fee. After fee waivers and expense reimbursements net expenses would be 0.97% for Goldman Sachs VIT Structured Small Cap Equity Fund -
     Institutional Shares.

(9) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
     Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

(11) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 1.40% for Putnam VT International New Opportunities Fund - Class
     IB Shares.

(12) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(13) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
     Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
     Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R)
     Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R)
     Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
     RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for
     RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R)
     Variable Portfolio - International Opportunity Fund, 0.01% for
     RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for
     RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for
     RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(14) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund,
     1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund,
     0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected
     Securities Fund, 0.99% for RiverSource(R) Variable Portfolio - Income
     Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large
     Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap
     Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value
     Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund,
     1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(15) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio,
     Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio,
     Class II Shares.

(16) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation
     Fund, 1.00% for Wells Fargo Advantage VT International Core Fund and
     1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



8 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                               IF YOU SURRENDER YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                          AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:

                         1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR   3 YEARS    5 YEARS     10 YEARS
NONQUALIFIED ANNUITY   $1,005.76   $1,635.21   $2,089.34   $3,339.16   $305.76   $935.21   $1,589.34   $3,339.16
QUALIFIED ANNUITY         985.26    1,574.28    1,988.87    3,144.63    285.26    874.28    1,488.87    3,144.63



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select the optional benefit. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                               IF YOU SURRENDER YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                          AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:

                         1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR   3 YEARS    5 YEARS     10 YEARS
NONQUALIFIED ANNUITY    $852.01    $1,172.08   $1,314.81   $1,781.61   $152.01   $472.08    $814.81    $1,781.61
QUALIFIED ANNUITY        831.51     1,109.24    1,207.82    1,556.02    131.51    409.24     707.82     1,556.02



     * In these examples, the $30 contract administrative charge is approximated as a .023% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

You can find unaudited condensed financial information for the subaccounts in Appendix.

We do not include condensed financial information for subaccounts that are new and have no activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


9 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under
     Section 817(h) of the Code.


o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.



10 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o    REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
     INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

     Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

     The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-compensation for various purposes:


     o Compensating, training and educating sales representatives who sell the contracts.

     o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

     o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

     o Providing sub-transfer agency and shareholder servicing to contract owners.

     o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

     o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

     o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

     o Subaccounting, transaction processing, recordkeeping and administration.


11 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


12 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
AIM V.I. Capital               Growth of capital. Invests principally in common stocks    A I M Advisors, Inc.
Appreciation Fund, Series I    of companies likely to benefit from new or innovative
Shares                         products, services or processes as well as those with
                               above-average growth and excellent prospects for future
                               growth. The fund may also invest up to 25% of its total
                               assets in foreign securities that involve risks not
                               associated with investing solely in the United States.

AIM V.I. Capital Development   Long-term growth of capital. Invests primarily in          A I M Advisors, Inc.
Fund, Series I Shares          securities (including common stocks, convertible
                               securities and bonds) of small- and medium-sized
                               companies. The Fund may invest up to 25% of its total
                               assets in foreign securities.

AIM V.I. Global Health Care    Capital growth. The fund seeks to meet its objective by    A I M Advisors, Inc.
Fund, Series II Shares         investing, normally, at least 80% of its assets in
                               securities of health care industry companies. The fund
                               may invest up to 20% of its total assets in companies
                               located in developing countries, i.e., those countries
                               that are in the initial stages of their industrial
                               cycles. The fund may also invest up to 5% of its total
                               assets in lower-quality debt securities, i.e., junk
                               bonds.

AIM V.I. International         Long-term growth of capital. Invests primarily in a        A I M Advisors, Inc.
Growth Fund, Series II         diversified portfolio of international equity
Shares                         securities, whose issuers are considered to have strong
                               earnings momentum. The fund may invest up to 20% of its
                               total assets in security issuers located in developing
                               countries and in securities exchangeable for or
                               convertible into equity securities of foreign companies.

AllianceBernstein VPS Global   Long-term growth of capital. The Fund invests at least     AllianceBernstein L.P.
Technology Portfolio (Class    80% of its net assets in securities of companies that
B)                             use technology extensively in the development of new or
                               improved products or processes. Invests in a global
                               portfolio of securities of U.S. and foreign companies
                               selected for their growth potential.

AllianceBernstein VPS Growth   Long-term growth of capital. Invests primarily in the      AllianceBernstein L.P.
and Income Portfolio (Class    equity securities of domestic companies that the Advisor
B)                             deems to be undervalued.

AllianceBernstein VPS          Long-term growth of capital. Invests primarily in a        AllianceBernstein L.P.
International Value            diversified portfolio of equity securities of
Portfolio (Class B)            established companies selected from more than 40
                               industries and from more than 40 developed and emerging
                               market countries.

American Century VP            Capital growth. Invests primarily in stocks of growing     American Century Global Investment
International, Class I         foreign companies in developed countries.                  Management, Inc.



13 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
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
FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
American Century VP            Long-term capital growth with income as secondary          American Century Investment
Mid Cap Value, Class II        objective. Invests primarily in stocks of companies that   Management, Inc.
                               management believes are undervalued at the time of
                               purchase. The fund will invest at least 80% of its
                               assets in securities of companies whose market
                               capitalization at the time of purchase is within the
                               capitalization range of the Russell 3000 Index,
                               excluding the largest 100 such companies.

American Century VP            Long-term capital growth. Analytical research tools and    American Century Investment
Ultra(R), Class II             techniques are used to identify the stocks of              Management, Inc.
                               larger-sized companies that appear to have the best
                               opportunity of sustaining long-term above average
                               growth.

American Century VP            Long-term capital growth, with income as a secondary       American Century Investment
Value, Class I                 objective. Invests primarily in stocks of companies that   Management, Inc.
                               management believes to be undervalued at the time
                               of purchase.

Calvert Variable Series,       Income and capital growth. Invests primarily in stocks,    Calvert Asset Management Company,
Inc. Social Balanced           bonds and money market instruments which offer income      Inc. (CAMCO), investment adviser.
Portfolio                      and capital growth opportunity and which satisfy the       SSgA Funds Management, Inc. and
                               investment and social criteria.                            New Amsterdam Partners, LLP are the
                                                                                          investment subadvisers.

Columbia Marsico Growth        Long-term growth of capital. The Fund invests primarily    Columbia Management Advisors,
Fund, Variable Series,         in equity securities of large-capitalization companies     LLC (advisor); Marsico Capital
Class A                        that are selected for their growth potential. It           Management, LLC (sub-advisor)
                               generally holds a core position of between 35 and 50
                               common stocks. It may hold up to 25% of its assets in
                               foreign securities.

Columbia Marsico               Long-term growth of capital. The Fund normally invests     Columbia Management Advisors, LLC
International Opportunities    at least 65% of its assets in common stocks of foreign     (advisor); Marsico Capital
Fund, Variable Series,         companies. While the Fund may invest in companies of any   Management, LLC (sub-advisor)
Class B                        size, it focuses on large companies. These companies are
                               selected for their long-term growth potential. The Fund
                               normally invests in issuers from at least three
                               different countries not including the United States and
                               generally holds a core position of 35 to 50 common
                               stocks. The Fund may invest in common stocks of
                               companies operating in emerging markets.

Credit Suisse Trust -          Total return. Invests in commodity-linked derivative       Credit Suisse Asset Management, LLC
Commodity Return               instruments backed by a portfolio of short-maturity
Strategy Portfolio             investment-grade fixed income securities normally
                               having an average duration of one year or less.

Credit Suisse Trust -          Maximum capital appreciation. Invests in U.S. equity       Credit Suisse Asset Management, LLC
Mid-Cap Core Portfolio         securities of "mid-cap" companies selected using
                               proprietary quantitative stock selection models rather
(previously Credit Suisse      than the more traditional fundamental analysis approach.
Trust - Mid-Cap Growth         Maintains investment attributes similar to those of the
Portfolio)                     Standard & Poor's MidCap 400(R) Index and intends to
                               limit its divergence from that index in terms of market,
                               industry and sector exposures.



14 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
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
FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
Eaton Vance VT Floating-Rate   High level of current income. Non-diversified mutual       Eaton Vance Management
Income Fund                    fund that normally invests primarily in senior floating
                               rate loans ("Senior Loans"). Senior Loans typically are
                               of below investment grade quality and have below
                               investment grade credit ratings, which ratings are
                               associated with having high risk, speculative
                               characteristics. Investments are actively managed, and
                               may be bought or sold on a daily basis (although loans
                               are generally held until repaid). The investment
                               adviser's staff monitors the credit quality of the Fund
                               holdings, as well as other investments that are
                               available. The Fund may invest up to 25% of its total
                               assets in foreign securities and may engage in certain
                               hedging transactions.

Fidelity(R) VIP                Long-term capital appreciation. Normally invests           Fidelity Management & Research
Contrafund(R) Portfolio        primarily in common stocks. Invests in securities of       Company (FMR), investment manager;
Service Class 2                companies whose value it believes is not fully             FMR U.K. and FMR Far East,
                               recognized by the public. Invests in either "growth"       sub-investment advisers.
                               stocks or "value" stocks or both. The fund invests in
                               domestic and foreign issuers.

Fidelity(R) VIP Growth &       High total return through a combination of current         FMR, investment manager; FMR U.K.,
Income Portfolio Service       income and capital appreciation. Normally invests a        FMR Far East, sub-investment
Class                          majority of assets in common stocks with a focus on        advisers.
                               those that pay current dividends and show potential for
                               capital appreciation. May invest in bonds, including
                               lower-quality debt securities, as well as stocks that
                               are not currently paying dividends, but offer prospects
                               for future income or capital appreciation. Invests in
                               domestic and foreign issuers. The Fund invests in either
                               "growth" stocks or "value" stocks or both.

Fidelity(R) VIP Mid Cap        Long-term growth of capital. Allocates assets across       FMR, investment manager; FMR U.K.,
Portfolio Service Class        different market sectors and maturities. Normally          FMR Far East, sub-investment
                               invests primarily in common stocks. Normally invests at    advisers.
                               least 80% of assets in securities of companies with
                               medium market capitalizations. May invest in companies
                               with smaller or larger market capitalizations. Invests
                               in domestic and foreign issuers. The Fund invests in
                               either "growth" or "value" common stocks or both.

Fidelity(R) VIP Overseas       Long-term growth of capital. Normally invests primarily    FMR, investment manager; FMR U.K.,
Portfolio Service Class        in common stocks of foreign securities. Normally invests   FMR Far East, Fidelity International
                               at least 80% of assets in non-U.S. securities.             Investment Advisors (FIIA) and FIIA
                                                                                          U.K., sub-investment advisers.



15 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
FTVIPT Franklin Global         High total return. The Fund normally invests at least      Franklin Templeton Institutional,
Real Estate Securities         80% of its net assets in investments of companies          LLC, adviser; Franklin Advisers,
Fund - Class 2                 located anywhere in the world that operate in the real     Inc., subadviser
                               estate sector.

(previously FTVIPT
Franklin Real Estate
Fund - Class 2)

FTVIPT Franklin Small Cap      Long-term total return. The Fund normally invests at       Franklin Advisory Services, LLC
Value Securities Fund -        least 80% of its net assets in investments of small
Class 2                        capitalization companies, and normally invests
                               predominantly in equity securities. The Fund invests
                               mainly in equity securities of companies that the
                               manager believes are undervalued.

FTVIPT Templeton               Long-term capital growth. The Fund normally invests at     Templeton Investment Counsel, LLC,
Foreign Securities Fund -      least 80% of its net assets in investments of issuers      adviser; Franklin Templeton
Class 2                        located outside the U.S., including those in emerging      Investment Management Limited,
                               markets, and normally invests predominantly in equity      subadviser
                               securities.

Goldman Sachs VIT              Long-term capital appreciation. The Fund invests, under    Goldman Sachs Asset Management, L.P.
Mid Cap Value Fund -           normal circumstances, at least 80% of its net assets
Institutional Shares           plus any borrowings for investment purposes (measured at
                               time of purchase) ("Net Assets") in a diversified
                               portfolio of equity investments in mid-cap issuers with
                               public stock market capitalizations (based upon shares
                               available for trading on an unrestricted basis) within
                               the range of the market capitalization of companies
                               constituting the Russell Midcap(R) Value Index at the
                               time of investment. If the market capitalization of a
                               company held by the Fund moves outside this range, the
                               Fund may, but is not required to, sell the securities.
                               The capitalization range of the Russell Midcap(R) Value
                               Index is currently between $613 million and $18.3
                               billion. Although the Fund will invest primarily in
                               publicly traded U.S. securities, it may invest up to 25%
                               of its Net Assets in foreign securities, including
                               securities of issuers in countries with emerging markets
                               or economies ("emerging countries") and securities
                               quoted in foreign currencies. The Fund may invest in the
                               aggregate up to 20% of its Net Assets in companies with
                               public stock market capitalizations outside the range of
                               companies constituting the Russell Midcap(R) Value Index
                               at the time of investment and in fixed-income
                               securities, such as government, corporate and bank debt
                               obligations.



16 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
Goldman Sachs VIT              Long-term growth of capital through a broadly              Goldman Sachs Asset Management, L.P.
Structured Small Cap           diversified portfolio of equity investments in U.S.
Equity Fund - Institutional    issuers. The Fund invests, under normal circumstances,
Shares                         at least 80% of its net assets plus any borrowings for
                               investment purposes (measured at time of purchase) ("Net
                               Assets") in a broadly diversified portfolio of equity
                               investments in small-cap U.S. issuers, including foreign
                               issuers that are traded in the United States. However,
                               it is currently anticipated that, under normal
                               circumstances the Fund will invest at least 95% of its
                               Net Assets in such equity investments. These issuers
                               will have public stock market capitalizations (based
                               upon shares available for trading on an unrestricted
                               basis) similar to that of the range of the market
                               capitalization of companies constituting the Russell
                               2000(R) Index at the time of investment. The Fund is not
                               required to limit its investments to securities in the
                               Russell 2000(R) Index. In addition, if the market
                               capitalization of a company held by the Fund moves
                               outside this range, the Fund may, but is not required
                               to, sell the securities. The capitalization range of the
                               Russell 2000(R) Index is currently between $31 million
                               and $4 billion.

Goldman Sachs VIT              Long-term growth of capital and dividend income. The       Goldman Sachs Asset Management, L.P.
Structured U.S. Equity         Fund invests, under normal circumstances, at least 90%
Fund - Institutional Shares    of its total assets (not including securities lending
                               collateral and any investment of that collateral)
                               measured at time of purchase ("Total Assets") in a
                               diversified portfolio of equity investments in U.S.
                               issuers, including foreign companies that are traded in
                               the United States. However, it is currently anticipated
                               that, under normal circumstances, the Fund will invest
                               at least 95% of its net assets plus any borrowings for
                               investment purposes (measured at the time of purchase)
                               in such equity investments. The Fund's investments are
                               selected using both a variety of quantitative techniques
                               and fundamental research in seeking to maximize the
                               Fund's expected return, while maintaining risk, style,
                               capitalization and industry characteristics similar to
                               the S&P 500 Index. The Fund seeks a broad representation
                               in most major sectors of the U.S. economy and a
                               portfolio consisting of companies with average long-term
                               earnings growth expectations and dividend yields. The
                               Fund is not required to limit its investments to
                               securities in the S&P 500 Index. The Fund's investments
                               in fixed-income securities are limited to securities
                               that are considered cash equivalents.

Janus Aspen Series Global      Long-term growth of capital. Invests, under normal         Janus Capital
Technology Portfolio:          circumstances, at least 80% of its net assets plus the
Service Shares                 amount of any borrowings for investment purposes in
                               securities of companies that the portfolio managers
                               believe will benefit significantly from advances or
                               improvements in technology. It implements this policy by
                               investing primarily in equity securities of U.S. and
                               foreign companies selected for their growth potential.



17 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
Janus Aspen Series             Long-term growth of capital. Invests, under normal         Janus Capital
International Growth           circumstances, at least 80% of its net assets plus the
Portfolio: Service Shares      amount of any borrowing for investment purposes in
                               securities of issuers from countries outside of the
                               United States. Although the Portfolio intends to invest
                               substantially all of its assets in issuers located
                               outside the United States, it may at times invest in
                               U.S. issuers and under unusual circumstances, it may
                               invest all of its assets in a single country.

Janus Aspen Series Large Cap   Long-term growth of capital in a manner consistent with    Janus Capital
Growth Portfolio:              the preservation of capital. Invests under normal
Service Shares                 circumstances at least 80% of its net assets in common
                               stocks of large-sized companies. Large-sized companies
                               are those whose market capitalization falls within the
                               range of companies in the Russell 1000(R) Index at the
                               time of purchase.

Janus Aspen Series             Long-term growth of capital. Invests, under normal         Janus Capital
Mid Cap Growth Portfolio:      circumstances, at least 80% of its net assets plus the
Service Shares                 amount of any borrowings for investment purposes in
                               equity securities of mid-sized companies whose market
                               capitalization falls, at the time of initial purchase,
                               in the 12-month average of the capitalization ranges of
                               the Russell Midcap Growth Index.

Lazard Retirement              Long-term capital appreciation. Invests primarily in       Lazard Asset Management, LLC
International Equity           equity securities, principally common stocks, of
Portfolio - Service Shares     relatively large non-U.S. companies with market
                               capitalizations in the range of the Morgan Stanley
                               Capital International (MSCI) Europe, Australia and Far
                               East (EAFE(R)) Index that the Investment Manager
                               believes are undervalued based on their earnings, cash
                               flow or asset values.

MFS(R) Investors Growth        Capital appreciation. Normally invests at least 80% of     MFS Investment Management(R)
Stock Series - Service Class   the fund's net assets in equity securities of companies
                               MFS believes to have above average earnings growth
                               potential compared to other companies (growth
                               companies).

MFS(R) New Discovery Series    Capital appreciation. Invests in stocks of companies MFS   MFS Investment Management(R)
- Service Class                believes to have above average earnings growth potential
                               compared to other companies (growth companies).

MFS(R) Utilities Series -      Total return. Normally invests at least 80% of the         MFS Investment Management(R)
Service Class                  fund's net assets in securities of issuers in the
                               utilities industry.

Neuberger Berman Advisers      Long-term growth of capital. The Fund invests mainly in    Neuberger Berman Management Inc.
Management Trust               foreign companies of any size, including companies in
International Portfolio        developed and emerging industrialized markets. The Fund
(Class S)                      defines a foreign company as one that is organized
                               outside of the United States and conducts the majority
                               of its business abroad. The Fund seeks to reduce risk by
                               diversifying among many industries. Although it has the
                               flexibility to invest a significant portion of its
                               assets in one country or region, it generally intends to
                               remain well-diversified across countries and
                               geographical regions.



18 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
Oppenheimer Global             Long-term capital appreciation. Invests mainly in common   OppenheimerFunds, Inc.
Securities Fund/VA, Service    stocks of U.S. and foreign issuers that are
Shares                         "growth-type" companies, cyclical industries and special
                               situations that are considered to have appreciation
                               possibilities.

Oppenheimer Main Street        Capital appreciation. Invests mainly in common stocks of   OppenheimerFunds, Inc.
Small Cap Fund/VA, Service     small-capitalization U.S. companies that the fund's
Shares                         investment manager believes have favorable business
                               trends or prospects.

Oppenheimer Strategic          High level of current income principally derived from      OppenheimerFunds, Inc.
Bond Fund/VA, Service Shares   interest on debt securities. Invests mainly in three
                               market sectors: debt securities of foreign governments
                               and companies, U.S. government securities and
                               lower-rated high yield securities of U.S. and foreign
                               companies.

PIMCO VIT All Asset            Maximum real return consistent with preservation of real   Pacific Investment Management
Portfolio, Advisor Share       capital and prudent investment management period. The      Company LLC
Class                          Portfolio seeks to achieve its investment objective by
                               investing under normal circumstances substantially all
                               of its assets in Institutional Class shares of the PIMCO
                               Funds, an affiliated open-end investment company, except
                               the All Asset and All Asset All Authority Funds
                               ("Underlying Funds"). Though it is anticipated that the
                               Portfolio will not currently invest in the European
                               StockPLUS(R) TR Strategy, Far East (ex-Japan)
                               StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R) TR
                               Strategy, StocksPLUS(R) Municipal-Backed and
                               StocksPLUS(R) TR Short Strategy Funds, the Portfolio may
                               invest in these Funds in the future, without shareholder
                               approval, at the discretion of the Portfolio's asset
                               allocation sub-adviser.

Putnam VT International New    Long-term capital appreciation. The fund pursues its       Putnam Investment Management, LLC
Opportunities Fund - Class     goal by investing mainly in common stocks of companies
IB Shares                      outside the United States with a focus on growth stocks.

Putnam VT Vista Fund - Class   Capital appreciation. The fund pursues its goal by         Putnam Investment Management, LLC
IB Shares                      investing mainly in common stocks of U.S. companies,
                               with a focus on growth stocks.

RiverSource                    Maximum total investment return through a combination of   RiverSource Investments, LLC
Variable Portfolio -           capital growth and current income. Invests primarily in
Balanced Fund                  a combination of common and preferred stocks, bonds and
                               other debt securities. Under normal market conditions,
                               at least 50% of the Fund's total assets are invested in
                               common stocks and no less than 25% of the Fund's total
                               assets are invested in debt securities. The Fund may
                               invest up to 25% of its total assets in foreign
                               investments.

RiverSource Variable           Maximum current income consistent with liquidity and       RiverSource Investments, LLC
Portfolio - Cash Management    stability of principal. Invests primarily in money
Fund                           market instruments, such as marketable debt obligations
                               issued by corporations or the U.S. government or its
                               agencies, bank certificates of deposit, bankers'
                               acceptances, letters of credit and commercial paper,
                               including asset-backed commercial paper.



19 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
RiverSource Variable           High total return through current income and capital       RiverSource Investments, LLC
Portfolio - Core Bond Fund     appreciation. Under normal market conditions, the Fund
                               invests at least 80% of its net assets in bonds and
                               other debt securities. Although the Fund is not an index
                               fund, it invests primarily in securities like those
                               included in the Lehman Brothers Aggregate Bond Index
                               ("the Index"), which are investment grade and
                               denominated in U.S. dollars. The Index includes
                               securities issued by the U.S. government, corporate
                               bonds and mortgage- and asset-backed securities. The
                               Fund will not invest in securities rated below
                               investment grade, although it may hold securities that
                               have been downgraded.

RiverSource Variable           High level of current income while attempting to           RiverSource Investments, LLC
Portfolio - Diversified Bond   conserve the value of the investment for the longest
Fund                           period of time. Under normal market conditions, the Fund
                               invests at least 80% of its net assets in bonds and
                               other debt securities. At least 50% of the Fund's net
                               assets will be invested in securities like those
                               included in the Lehman Brothers Aggregate Bond Index
                               (Index), which are investment grade and denominated in
                               U.S. dollars. The Index includes securities issued by
                               the U.S. government, corporate bonds and mortgage- and
                               asset-backed securities. Although the Fund emphasizes
                               high- and medium-quality debt securities, it will assume
                               some credit risk to achieve higher yield and/or capital
                               appreciation by buying lowerquality (junk) bonds.

RiverSource                    High level of current income and, as a secondary goal,     RiverSource Investments, LLC
Variable Portfolio -           steady growth of capital. Under normal market
Diversified Equity             conditions, the Fund invests at least 80% of its net
Income Fund                    assets in dividend-paying common and preferred stocks.
                               The Fund may invest up to 25% of its total assets in
                               foreign investments.

RiverSource Variable           Long-term capital growth. The Fund's assets are            RiverSource Investments, LLC,
Portfolio - Emerging Markets   primarily invested in equity securities of emerging        adviser; Threadneedle International
Fund                           market companies. Under normal market conditions, at       Limited, an indirect wholly-owned
                               least 80% of the Fund's net assets will be invested in     subsidiary of Ameriprise Financial,
                               securities of companies that are located in emerging       subadviser.
                               market countries, or that earn 50% or more of their
                               total revenues from goods and services produced in
                               emerging market countries or from sales made in emerging
                               market countries.

RiverSource Variable           Long-term capital growth. The Fund's assets are            RiverSource Investments, LLC,
Portfolio - Fundamental        primarily invested in equity securities of U.S.            adviser; Davis Selected Advisers,
Value Fund                     companies. Under normal market conditions, the Fund's      L.P., subadviser.
                               net assets will be invested primarily in companies with
                               market capitalizations of at least $5 billion at the
                               time of the Fund's investment.

RiverSource Variable           High total return through income and growth of capital.    RiverSource Investments, LLC
Portfolio - Global Bond Fund   Non-diversified mutual fund that invests primarily in
                               debt obligations of U.S. and foreign issuers. Under
                               normal market conditions, the Fund invests at least 80%
                               of its net assets in investment-grade corporate or
                               government debt obligations including money market
                               instruments of issuers located in at least three
                               different countries.



20 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
RiverSource Variable           Total return that exceeds the rate of inflation over the   RiverSource Investments, LLC
Portfolio - Global Inflation   long-term. Non-diversified mutual fund that, under
Protected Securities Fund      normal market conditions, invests at least 80% of its
                               net assets in inflation-protected debt securities. These
                               securities include inflation-indexed bonds of varying
                               maturities issued by U.S. and foreign governments, their
                               agencies or instrumentalities, and corporations.

RiverSource Variable           Long-term capital growth. Invests primarily in common      RiverSource Investments, LLC
Portfolio - Growth Fund        stocks and securities convertible into common stocks
                               that appear to offer growth opportunities. These growth
                               opportunities could result from new management, market
                               developments or technological superiority. The Fund may
                               invest up to 25% of its total assets in foreign
                               investments.

RiverSource Variable           High current income, with capital growth as a secondary    RiverSource Investments, LLC
Portfolio - High Yield Bond    objective. Under normal market conditions, the Fund
Fund                           invests at least 80% of its net assets in high-yielding,
                               high-risk corporate bonds (junk bonds) issued by U.S.
                               and foreign companies and governments.

RiverSource Variable           High total return through current income and capital       RiverSource Investments, LLC
Portfolio - Income             appreciation. Under normal market conditions, invests
Opportunities Fund             primarily in income-producing debt securities with an
                               emphasis on the higher rated segment of the high-yield
                               (junk bond) market. The Fund will purchase only
                               securities rated B or above, or unrated securities
                               believed to be of the same quality. If a security falls
                               below a B rating, the Fund may continue to hold the
                               security.

RiverSource Variable           Capital appreciation. Invests primarily in equity          RiverSource Investments, LLC,
Portfolio - International      securities of foreign issuers that are believed to offer   adviser; Threadneedle International
Opportunity Fund               strong growth potential. The Fund may invest in            Limited, an indirect wholly-owned
                               developed and in emerging markets.                         subsidiary of Ameriprise Financial,
                                                                                          subadviser.

RiverSource Variable           Capital appreciation. Under normal market conditions,      RiverSource Investments, LLC
Portfolio - Large Cap Equity   the Fund invests at least 80% of its net assets in
Fund                           equity securities of companies with market
                               capitalization greater than $5 billion at the time of
                               purchase.

RiverSource Variable           Long-term growth of capital. Under normal market           RiverSource Investments, LLC
Portfolio - Large Cap Value    conditions, the Fund invests at least 80% of its net
Fund                           assets in equity securities of companies with a market
                               capitalization greater than $5 billion. The Fund may
                               also invest in income-producing equity securities and
                               preferred stocks.

RiverSource Variable           Growth of capital. Under normal market conditions, the     RiverSource Investments, LLC
Portfolio - Mid Cap Growth     Fund invests at least 80% of its net assets at the time
Fund                           of purchase in equity securities of mid capitalization
                               companies. The investment manager defines mid-cap
                               companies as those whose market capitalization (number
                               of shares outstanding multiplied by the share price)
                               falls within the range of the Russell Midcap(R) Growth
                               Index.



21 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
RiverSource Variable           Long-term growth of capital. Under normal circumstances,   RiverSource Investments, LLC
Portfolio - Mid Cap Value      the Fund invests at least 80% of its net assets
Fund                           (including the amount of any borrowings for investment
                               purposes) in equity securities of medium-sized
                               companies. Medium-sized companies are those whose market
                               capitalizations at the time of purchase fall within the
                               range of the Russell Midcap(R) Value Index.

RiverSource Variable           Long-term capital appreciation. The Fund seeks to          RiverSource Investments, LLC
Portfolio - S&P 500 Index      provide investment results that correspond to the total
Fund                           return (the combination of appreciation and income) of
                               large-capitalization stocks of U.S. companies. The Fund
                               invests in common stocks included in the Standard &
                               Poor's 500 Composite Stock Price Index (S&P 500). The
                               S&P 500 is made up primarily of large-capitalization
                               companies that represent a broad spectrum of the U.S.
                               economy.

RiverSource Variable           Long-term growth of capital. Invests primarily in equity   RiverSource Investments, LLC,
Portfolio - Select Value       securities of mid cap companies as well as companies       adviser; Systematic Financial
Fund                           with larger and smaller market capitalizations. The Fund   Management, L.P. and WEDGE Capital
                               considers mid-cap companies to be either those with a      Management L.L.P., subadvisers
                               market capitalization of up to $10 billion or those
                               whose market capitalization falls within range of the
                               Russell 3000(R) Value Index.

RiverSource Variable           High level of current income and safety of principal       RiverSource Investments, LLC
Portfolio - Short Duration     consistent with investment in U.S. government and
U.S. Government Fund           government agency securities. Under normal market
                               conditions, at least 80% of the Fund's net assets are
                               invested in securities issued or guaranteed as to
                               principal and interest by the U.S. government, its
                               agencies or instrumentalities.

RiverSource Variable           Long-term capital growth. Under normal market              RiverSource Investments, LLC,
Portfolio - Small Cap          conditions, at least 80% of the Fund's net assets are      adviser; Kenwood Capital Management
Advantage Fund                 invested in equity securities of companies with market     LLC, subadviser
                               capitalization of up to $2 billion or that fall within
                               the range of the Russell 2000(R) Index at the time of
                               investment.

RiverSource Variable           Long-term capital appreciation. Under normal market        RiverSource Investments, LLC,
Portfolio - Small Cap Value    conditions, at least 80% of the Fund's net assets will     adviser; River Road Asset
Fund                           be invested in small cap companies with market             Management, LLC, Donald Smith & Co.,
                               capitalization, at the time of investment, of up to $2.5   Inc., Franklin Portfolio Associates
                               billion or that fall within the range of the Russell       LLC and Barrow, Hanley, Mewhinney &
                               2000(R) Value Index.                                       Strauss, Inc., subadvisers.

Royce Micro-Cap Portfolio -    Long-term growth of capital. Invests primarily in a        Royce & Associates, LLC
Investment Class               broadly diversified portfolio of equity securities
                               issued by micro-cap companies (companies with stock
                               market capitalizations below $500 million).

Third Avenue Value Portfolio   Long-term capital appreciation. Invests primarily in       Third Avenue Management LLC
                               common stocks of well-financed companies, meaning
                               companies without significant liabilities in comparison
                               to their liquid resources at a discount to what the
                               Adviser believes is their intrinsic value.



22 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FUND                                      INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
----------------------------   --------------------------------------------------------   ------------------------------------
Van Kampen Life Investment     Capital growth and income through investments in equity    Van Kampen Asset Management
Trust Comstock Portfolio,      securities, including common stocks, preferred stocks
Class II Shares                and securities convertible into common and preferred
                               stocks. The Portfolio emphasizes value style of
                               investing seeking well-established, undervalued
                               companies believed by the Portfolio's investment adviser
                               to possess the potential for capital growth and income.

Van Kampen UIF Global Real     Current income and capital appreciation. Invests           Morgan Stanley Investment Management
Estate Portfolio, Class II     primarily in equity securities of companies in the real    Inc., doing business as Van Kampen,
Shares                         estate industry located throughout the world, including    adviser; Morgan Stanley Investment
                               real estate operating companies, real estate investment    Management Limited and Morgan
                               trusts and foreign real estate companies.                  Stanley Investment Management
                                                                                          Company, sub-advisers

Van Kampen UIF Mid Cap         Long-term capital growth. Invests primarily in             Morgan Stanley Investment Management
Growth Portfolio, Class II     growth-oriented equity securities of U.S. mid cap          Inc., doing business as Van Kampen.
Shares                         companies and foreign companies, including emerging
                               market securities.

Wanger International Small     Long-term growth of capital. Invests primarily in stocks   Columbia Wanger Asset Management,
Cap                            of companies based outside the U.S. with market            L.P.
                               capitalizations of less than $5 billion at time of
                               initial purchase.

Wanger U.S. Smaller            Long-term growth of capital. Invests primarily in stocks   Columbia Wanger Asset Management,
Companies                      of small- and medium-size U.S. companies with market       L.P.
                               capitalizations of less than $5 billion at time of
                               initial purchase.

Wells Fargo Advantage VT       Long-term total return,consisting of capital               Wells Fargo Funds Management, LLC,
Asset Allocation Fund          appreciation and current income. We seek to achieve the    adviser; Wells Capital Management
                               Portfolio's investment objective by allocating 60% of      Incorporated, subadviser.
                               its assets to equity securities and 40% of its assets to
                               fixed income securities.

Wells Fargo Advantage VT       Long-term capital appreciation. Invests in equity          Wells Fargo Funds Management, LLC,
International Core Fund        securities of non-U.S. companies that we believe have      adviser; Wells Capital Management
                               strong growth potential and offer good value relative to   Incorporated, subadviser.
                               similar investments. We invest primarily in developed
                               countries, but may invest in emerging markets.

Wells Fargo Advantage VT       Long-term capital appreciation. Invests principally in     Wells Fargo Funds Management, LLC,
Small Cap Growth Fund          equity securities of small-capitalization companies that   adviser; Wells Capital Management
                               we believe have above-average growth potential. We         Incorporated, subadviser.
                               define small-capitalization companies as those with
                               market capitalizations at the time of purchase of less
                               than $2 billion.



23 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE FIXED ACCOUNT


You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.

If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o    no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday, or a date that has been otherwise agreed to by us.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay annuity payout start date for this contract.


24 RIVERSOURCE RETIREMENT ADIVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

     If paying by installments under a scheduled payment plan:

          $23.08 biweekly, or
          $50 per month

     If paying by any other method:

          $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

          $100,000 for ages through 85
          $50,000 for ages 86 to 89


(2) These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:


RiverSource LIFE INSURANCE CO. OF NEW YORK


70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

PURCHASE PAYMENT CREDITS

We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We pay for the credit primarily through lower costs associated with larger sized contracts, including, lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.



25 RIVERSOURCE RETIREMENT ADIVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.15% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

o    10% of the contract value on the prior contract anniversary; and

o    current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.


26 RIVERSOURCE RETIREMENT ADIVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

NUMBER OF COMPLETED YEARS FROM
DATE OF EACH PURCHASE PAYMENT    SURRENDER CHARGE PERCENTAGE
             0                               7%
             1                               7
             2                               7
             3                               6
             4                               5
             5                               4
             6                               2
             7                               0

PARTIAL SURRENDERS

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example:

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

    AMOUNT REQUESTED        $1,000
------------------------ OR ------ = $1,075.27
1.00 -- SURRENDER CHARGE      .93

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                     ASSUMED INVESTMENT RATE
                                           3.50%  5.00%
Qualified annuity discount rate            4.72%  6.22%
Nonqualified annuity discount rate         4.92%  6.42%


27 RIVERSOURCE RETIREMENT ADIVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:


o    We received these payments:

     -   $10,000 paid on the contract date;

     -   $8,000 paid during the sixth contract year;

     -   $6,000 paid during the eighth contract year; and

o The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

o    The contract value was $28,000 on the ninth contract anniversary.


SURRENDER
  CHARGE    EXPLANATION
   $  0     $2,500 is contract earnings surrendered without charge; and
      0     $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).
            (10% x $28,000) = $2,800 - $2,500 = $300


      0 $10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and
    480 $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and
    420 $6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of purchase payment.


   ----
   $900

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity provided the amount is no greater than the RMDs for the specific contract in force;

o contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

o    amounts we refund to you during the free look period*; and

o    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


28 RIVERSOURCE RETIREMENT ADIVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge; and

o    minus any prorated portion of the MAV rider fee (if selected).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge or fee for any optional riders with annual charges (if applicable),

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

and a deduction of:

o    a prorated portion of the contract administrative charge; and/or

o    a prorated portion of the MAV rider fee (if elected).

Accumulation unit values will fluctuate due to:

o    changes in fund net asset value;

o    fund dividends distributed to the subaccounts;

o    fund capital gains or losses;

o    fund operating expenses; and/or

o    mortality and expense risk fees.


29 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                   NUMBER
                                        AMOUNT    ACCUMULATION   OF UNITS
                               MONTH   INVESTED    UNIT VALUE    PURCHASED
BY INVESTING AN EQUAL NUMBER
OF DOLLARS EACH MONTH           Jan      $100        $20           5.00
                                Feb       100         18           5.56
                                Mar       100         17           5.88
you automatically buy
more units when the
per unit market price is low    Apr       100         15           6.67
                                May       100         16           6.25
                                Jun       100         18           5.56
                                Jul       100         17           5.88
                                Aug       100         19           5.26
and fewer units
when the per unit
market price is high.           Sept      100         21           4.76
                                Oct       100         20           5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


30 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFERRING AMONG ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THE CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:


31 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, the dollar-cost averaging and asset rebalancing programs that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o    requiring transfer requests to be submitted only by first-class U.S.
     mail;

o    not accepting telephone or electronic transfer requests; or

o not accepting transfer requests of an agent acting under power of attorney.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


32 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK


20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK


20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)


3 BY TELEPHONE


Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire contract balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


33 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o    request that payment be wired to your bank;

o    bank account must be in the same ownership as your contract; and

o    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     - the surrender amount includes a purchase payment check that has not cleared;

     -    the NYSE is closed, except for normal holiday and weekend closings;

     -    trading on the NYSE is restricted, according to SEC rules;

     - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     - the SEC permits us to delay payment for the protection of security holders.


34 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -    you are at least age 59 1/2;

     -    you are disabled as defined in the Code;

     -    you severed employment with the employer who purchased the contract;
          or

     -    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


35 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o    contract value;

o    purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o    contract value; or

o    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                              PS x DB
                              -------
                                 CV

     PS   = the partial surrender including any applicable surrender charge.

     DB   = is the death benefit on the date of (but prior to) the partial surrender.

     CV   = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:


o    You purchase the contract with a payment of $20,000.

o    On the sixth contract anniversary the contract value grows to $30,000.

o During the second contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

          We calculate the death benefit as follows:


The contract value on the most recent sixth contract anniversary:   $30,000.00
plus purchase payments made since that anniversary:                      +0.00
minus adjusted partial surrenders taken since that anniversary calculated as:

$1,500 x $30,000
-----------------
     $28,000                                                         -1,607.14
                                                                    ----------
for a death benefit of:                                             $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.


36 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

     o payouts begin no later than one year following the year of your death; and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFIT

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o    contract value; or

o    purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE


o    You purchase the contract (with the MAV rider) with a payment of $20,000.

o    On the first contract anniversary the contract value grows to $24,000.

o During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.



37 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We calculate the death benefit as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

Greatest of your contract anniversary contract values:    $24,000
plus purchase payments made since that anniversary:            +0
minus adjusted partial surrenders, calculated as:

$1,500 x $24,000 =
----------------
     $22,000                                               -1,636
                                                          -------
for a death benefit of:                                   $22,364

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contact as the contact owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


38 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

o PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


39 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death, or in the event of nonnatural ownership, the death of annuitant;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o    if it is allocable to an investment before Aug. 14, 1982; or


o if the annuity payouts are made under immediate annuities as defined by the Code.



40 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity (except a Roth IRA), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity (except a Roth IRA), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


41 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is an RMD as defined under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.


In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o    to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY's TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


42 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


43 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



44 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX: CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                          2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  0.65  $  0.60  $ 0.57  $ 0.44  $ 0.59  $ 0.78  $1.00
Accumulation unit value at end of period                                   $  0.69  $  0.65  $ 0.60  $ 0.57  $ 0.44  $ 0.59  $0.78
Number of accumulation units outstanding at end of period (000 omitted)        821      930   1,017     936     912     897    310
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  1.13  $  1.03  $ 0.90  $ 0.67  $ 0.86  $ 0.94  $1.00
Accumulation unit value at end of period                                   $  1.30  $  1.13  $ 1.03  $ 0.90  $ 0.67  $ 0.86  $0.94
Number of accumulation units outstanding at end of period (000 omitted)        646      694     711     742     772     716    256
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                   $  1.02       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      1,896       --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                             $  1.06  $  1.00      --      --      --      --     --
Accumulation unit value at end of period                                   $  1.14  $  1.06      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        746      160      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                             $  1.12  $  1.08  $ 0.98  $ 0.74  $ 0.97  $ 1.00     --
Accumulation unit value at end of period                                   $  1.30  $  1.12  $ 1.08  $ 0.98  $ 0.74  $ 0.97     --
Number of accumulation units outstanding at end of period (000 omitted)     10,042   10,828   9,073   5,594   2,924     307     --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                             $  1.88  $  1.63  $ 1.31  $ 0.92  $ 0.98  $ 1.00     --
Accumulation unit value at end of period                                   $  2.52  $  1.88  $ 1.63  $ 1.31  $ 0.92  $ 0.98     --
Number of accumulation units outstanding at end of period (000 omitted)     11,404    9,163   4,351   2,161     643      38     --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/29/2000)
Accumulation unit value at beginning of period                             $  0.83  $  0.74  $ 0.65  $ 0.53  $ 0.66  $ 0.95  $1.00
Accumulation unit value at end of period                                   $  1.03  $  0.83  $ 0.74  $ 0.65  $ 0.53  $ 0.66  $0.95
Number of accumulation units outstanding at end of period (000 omitted)        801    1,011   1,182   1,240   1,036   1,028    298
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                             $  1.04  $  1.00      --      --      --      --     --
Accumulation unit value at end of period                                   $  0.99  $  1.04      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      4,333      941      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (9/29/2000)
Accumulation unit value at beginning of period                             $  1.66  $  1.59  $ 1.40  $ 1.10  $ 1.26  $ 1.13  $1.00
Accumulation unit value at end of period                                   $  1.95  $  1.66  $ 1.59  $ 1.40  $ 1.10  $ 1.26  $1.13
Number of accumulation units outstanding at end of period (000 omitted)      1,260    1,395   1,239   1,293   1,194     924      5
----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                             $  1.00  $  0.95  $ 0.88  $ 0.75  $ 0.86  $ 0.93  $1.00
Accumulation unit value at end of period                                   $  1.08  $  1.00  $ 0.95  $ 0.88  $ 0.75  $ 0.86  $0.93
Number of accumulation units outstanding at end of period (000 omitted)      1,455    1,195     895     475     348     124     --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                   $  1.02       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      7,246       --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
CLASS B (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                   $  1.07       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      3,548       --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------



45 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                   $  0.97       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      2,782       --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (9/29/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                             $  0.84  $  0.80  $ 0.71  $ 0.50  $ 0.71  $ 0.85  $1.00
Accumulation unit value at end of period                                   $  0.85  $  0.84  $ 0.80  $ 0.71  $ 0.50  $ 0.71  $0.85
Number of accumulation units outstanding at end of period (000 omitted)        249      281     310     309     338     410    106
----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                   $  1.03       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      6,662       --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                   $  1.03       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     14,295       --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                             $  0.98  $  0.92  $ 0.87  $ 0.71  $ 0.86  $ 0.95  $1.00
Accumulation unit value at end of period                                   $  1.10  $  0.98  $ 0.92  $ 0.87  $ 0.71  $ 0.86  $0.95
Number of accumulation units outstanding at end of period (000 omitted)      2,651    3,096   3,183   3,179   2,833   2,740    347
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                             $  1.71  $  1.46  $ 1.18  $ 0.86  $ 0.96  $ 1.00  $1.00
Accumulation unit value at end of period                                   $  1.91  $  1.71  $ 1.46  $ 1.18  $ 0.86  $ 0.96  $1.00
Number of accumulation units outstanding at end of period (000 omitted)      2,925    3,232   3,218   2,990   2,759   2,533    462
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                             $  1.07  $  0.91  $ 0.80  $ 0.57  $ 0.72  $ 0.92  $1.00
Accumulation unit value at end of period                                   $  1.25  $  1.07  $ 0.91  $ 0.80  $ 0.57  $ 0.72  $0.92
Number of accumulation units outstanding at end of period (000 omitted)      1,016    1,064   1,166     780     832     763    145
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/29/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $  2.23  $  1.98  $ 1.51  $ 1.12  $ 1.11  $ 1.04  $1.00
Accumulation unit value at end of period                                   $  2.67  $  2.23  $ 1.98  $ 1.51  $ 1.12  $ 1.11  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      8,096    9,097   7,490   4,889   2,603   1,003    137
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)      $  1.92  $  1.78  $ 1.45  $ 1.10  $ 1.23  $ 1.09  $1.00
Accumulation unit value at beginning of period
Accumulation unit value at end of period                                   $  2.23  $  1.92  $ 1.78  $ 1.45  $ 1.10  $ 1.23  $1.09
Number of accumulation units outstanding at end of period (000 omitted)      5,190    5,121   3,861   2,159   1,333     350     18
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                             $  1.42  $  1.30  $ 1.10  $ 0.84  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.71  $  1.42  $ 1.30  $ 1.10  $ 0.84      --     --
Number of accumulation units outstanding at end of period (000 omitted)        252      386     418     252     203      --     --
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  2.09  $  1.86  $ 1.49  $ 1.17  $ 1.24  $ 1.11  $1.00
Accumulation unit value at end of period                                   $  2.40  $  2.09  $ 1.86  $ 1.49  $ 1.17  $ 1.24  $1.11
Number of accumulation units outstanding at end of period (000 omitted)     10,266   10,617   6,770   4,304   2,280     796     37
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND -
INSTITUTIONAL SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  1.48  $  1.41  $ 1.22  $ 0.84  $ 1.00  $ 0.96  $1.00
Accumulation unit value at end of period                                   $  1.65  $  1.48  $ 1.41  $ 1.22  $ 0.84  $ 1.00  $0.96
Number of accumulation units outstanding at end of period (000 omitted)        240      294     435     382     417     442    103
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -
INSTITUTIONAL SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  0.95  $  0.90  $ 0.79  $ 0.62  $ 0.79  $ 0.91  $1.00
Accumulation unit value at end of period                                   $  1.07  $  0.95  $ 0.90  $ 0.79  $ 0.62  $ 0.79  $0.91
Number of accumulation units outstanding at end of period (000 omitted)     10,535   11,511   4,998   3,397   2,661   1,788    266
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  0.41  $  0.37  $ 0.37  $ 0.26  $ 0.44  $ 0.71  $1.00
Accumulation unit value at end of period                                   $  0.44  $  0.41  $ 0.37  $ 0.37  $ 0.26  $ 0.44  $0.71
Number of accumulation units outstanding at end of period (000 omitted)      1,138    1,248   1,311   1,434   1,198   1,061    219
----------------------------------------------------------------------------------------------------------------------------------



46 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  1.00  $ 0.77  $ 0.65  $ 0.49  $ 0.66  $ 0.87  $1.00
Accumulation unit value at end of period                                   $  1.46  $ 1.00  $ 0.77  $ 0.65  $ 0.49  $ 0.66  $0.87
Number of accumulation units outstanding at end of period (000 omitted)      4,995   5,056   5,176   4,688   3,862   2,494    539
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  0.52  $ 0.47  $ 0.39  $ 0.29  $ 0.41  $ 0.69  $1.00
Accumulation unit value at end of period                                   $  0.59  $ 0.52  $ 0.47  $ 0.39  $ 0.29  $ 0.41  $0.69
Number of accumulation units outstanding at end of period (000 omitted)        848   1,075   1,194   1,263   1,297   1,358    289
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO -
SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  1.06  $ 0.96  $ 0.84  $ 0.66  $ 0.75  $ 1.00  $1.00
Accumulation unit value at end of period                                   $  1.29  $ 1.06  $ 0.96  $ 0.84  $ 0.66  $ 0.75  $1.00
Number of accumulation units outstanding at end of period (000 omitted)      3,395   3,903   3,187   2,168     777     352     --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                             $  0.63  $ 0.61  $ 0.57  $ 0.47  $ 0.65  $ 0.87  $1.00
Accumulation unit value at end of period                                   $  0.68  $ 0.63  $ 0.61  $ 0.57  $ 0.47  $ 0.65  $0.87
Number of accumulation units outstanding at end of period (000 omitted)      7,893   8,647   7,097   5,911   4,123   2,296    695
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                             $  0.83  $ 0.80  $ 0.76  $ 0.57  $ 0.85  $ 0.90  $1.00
Accumulation unit value at end of period                                   $  0.94  $ 0.83  $ 0.80  $ 0.76  $ 0.57  $ 0.85  $0.90
Number of accumulation units outstanding at end of period (000 omitted)      4,031   4,783   5,498   5,373   4,442   2,760    479
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                             $  1.37  $ 1.18  $ 0.92  $ 0.68  $ 0.89  $ 1.00     --
Accumulation unit value at end of period                                   $  1.78  $ 1.37  $ 1.18  $ 0.92  $ 0.68  $ 0.89     --
Number of accumulation units outstanding at end of period (000 omitted)      3,617   2,792   1,406     718     283     112     --
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO
(CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                   $  1.04      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      3,236      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                             $  1.21  $ 1.07  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                   $  1.41  $ 1.21  $ 1.07      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      3,158   1,793      45      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                             $  1.14  $ 1.05  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                   $  1.30  $ 1.14  $ 1.05      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      1,204     468      15      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                             $  1.04  $ 1.02  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                   $  1.11  $ 1.04  $ 1.02      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     20,585   9,132     152      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                   $  1.04      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      9,475      --      --      --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -
CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  0.86  $ 0.73  $ 0.65  $ 0.49  $ 0.57  $ 0.81  $1.00
Accumulation unit value at end of period                                   $  1.08  $ 0.86  $ 0.73  $ 0.65  $ 0.49  $ 0.57  $0.81
Number of accumulation units outstanding at end of period (000 omitted)      1,026   1,234   1,386   1,585   1,662   1,676    404
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  0.62  $ 0.56  $ 0.48  $ 0.36  $ 0.52  $ 0.79  $1.00
Accumulation unit value at end of period                                   $  0.65  $ 0.62  $ 0.56  $ 0.48  $ 0.36  $ 0.52  $0.79
Number of accumulation units outstanding at end of period (000 omitted)      2,464   2,910   3,132   3,452   3,552   3,407    767
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
Accumulation unit value at beginning of period                             $  0.98  $ 0.95  $ 0.87  $ 0.73  $ 0.84  $ 0.95  $1.00
Accumulation unit value at end of period                                   $  1.11  $ 0.98  $ 0.95  $ 0.87  $ 0.73  $ 0.84  $0.95
Number of accumulation units outstanding at end of period (000 omitted)      2,359   2,268   2,153   1,566   1,122     988    129
----------------------------------------------------------------------------------------------------------------------------------



47 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
Accumulation unit value at beginning of period                          $  1.06  $  1.04  $  1.04  $  1.04  $  1.04  $  1.01  $ 1.00
Accumulation unit value at end of period                                $  1.10  $  1.06  $  1.04  $  1.04  $  1.04  $  1.04  $ 1.01
Number of accumulation units outstanding at end of period (000
omitted)                                                                 14,587   10,666   11,956   12,254   15,264   14,112   3,674

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO -
CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.73% AND 3.80%, RESPECTIVELY.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                          $  1.02  $  1.01  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $  1.05  $  1.02  $  1.01       --       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                  1,271      898       36       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.25  $  1.23  $  1.19  $  1.14  $  1.09  $  1.02  $ 1.00
Accumulation unit value at end of period                                $  1.29  $  1.25  $  1.23  $  1.19  $  1.14  $  1.09  $ 1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                                 31,453   19,926   12,488   10,290    7,749    3,860     476
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(9/29/2000)
Accumulation unit value at beginning of period                          $  1.50  $  1.33  $  1.14  $  0.81  $  1.01  $  1.00  $ 1.00
Accumulation unit value at end of period                                $  1.78  $  1.50  $  1.33  $  1.14  $  0.81  $  1.01  $ 1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                                 25,790   17,139   10,241    4,410    2,358    1,089      17
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.85  $  1.39  $  1.13  $  0.81  $  0.87  $  0.88  $ 1.00
Accumulation unit value at end of period                                $  2.46  $  1.85  $  1.39  $  1.13  $  0.81  $  0.87  $ 0.88
Number of accumulation units outstanding at end of period (000
omitted)                                                                  3,067    2,792      711      217      149      100       7
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                          $  1.00       --       --       --       --       --      --
Accumulation unit value at end of period                                $  1.09       --       --       --       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                  7,764       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.39  $  1.47  $  1.35  $  1.20  $  1.05  $  1.05  $ 1.00
Accumulation unit value at end of period                                $  1.47  $  1.39  $  1.47  $  1.35  $  1.20  $  1.05  $ 1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                                  9,253    6,917    4,157    2,454    1,346      529      95
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                          $  1.04  $  1.02  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $  1.04  $  1.04  $  1.02       --       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                 10,578    6,543       21       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  0.54  $  0.50  $  0.47  $  0.39  $  0.53  $  0.77  $ 1.00
Accumulation unit value at end of period                                $  0.60  $  0.54  $  0.50  $  0.47  $  0.39  $  0.53  $ 0.77
Number of accumulation units outstanding at end of period (000
omitted)                                                                 12,217   13,724    6,535    5,159    3,200    2,185     741
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.28  $  1.24  $  1.12  $  0.90  $  0.97  $  0.93  $ 1.00
Accumulation unit value at end of period                                $  1.40  $  1.28  $  1.24  $  1.12  $  0.90  $  0.97  $ 0.93
Number of accumulation units outstanding at end of period (000
omitted)                                                                 14,822   16,084   14,646    9,939    5,182    2,596     465
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
(11/15/2004)
Accumulation unit value at beginning of period                          $  1.03  $  1.01  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $  1.11  $  1.03  $  1.01       --       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                  6,653    1,815        6       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(9/29/2000)
Accumulation unit value at beginning of period                          $  0.87  $  0.77  $  0.66  $  0.52  $  0.64  $  0.91  $ 1.00
Accumulation unit value at end of period                                $  1.07  $  0.87  $  0.77  $  0.66  $  0.52  $  0.64  $ 0.91
Number of accumulation units outstanding at end of period (000
omitted)                                                                  3,257    3,145    2,082      359      191      182      13
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  0.78  $  0.74  $  0.71  $  0.55  $  0.71  $  0.88  $ 1.00
Accumulation unit value at end of period                                $  0.90  $  0.78  $  0.74  $  0.71  $  0.55  $  0.71  $ 0.88
Number of accumulation units outstanding at end of period (000
omitted)                                                                 19,411   11,370    2,982      815      363      339     110
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                          $  1.07  $  1.03  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $  1.27  $  1.07  $  1.03       --       --       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                    187       70       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------



48 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                          $ 1.23   $  1.12  $  1.04   $ 0.85   $ 1.00   $ 1.00      --
Accumulation unit value at end of period                                $ 1.22   $  1.23  $  1.12   $ 1.04   $ 0.85   $ 1.00      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1 ,560     1,403    1,420      998      351       86      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                          $ 1.19   $  1.00       --       --       --       --      --
Accumulation unit value at end of period                                $ 1.36   $  1.19       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           5 ,108       351       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
Accumulation unit value at beginning of period                          $ 0.89   $  0.85  $  0.78   $ 0.61   $ 0.80   $ 0.92   $1.00
Accumulation unit value at end of period                                $ 1.01   $  0.89  $  0.85   $ 0.78   $ 0.61   $ 0.80   $0.92
Number of accumulation units outstanding at end of period
(000 omitted)                                                            8,282     8,983    9,237    6,233    3,963    2,214     129
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                          $ 1.04   $  1.04  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $ 1.20   $  1.04  $  1.04       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                              381       339       45       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT
FUND (9/29/2000)
Accumulation unit value at beginning of period                          $ 1.16   $  1.15  $  1.15   $ 1.14   $ 1.09   $ 1.03   $1.00
Accumulation unit value at end of period                                $ 1.19   $  1.16  $  1.15   $ 1.15   $ 1.14   $ 1.09   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                            9,055    10,771   11,923    9,919    8,720    2,737     252
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
(9/29/2000)
Accumulation unit value at beginning of period                          $ 1.30   $  1.25  $  1.06   $ 0.72   $ 0.88   $ 0.95   $1.00
Accumulation unit value at end of period                                $ 1.44   $  1.30  $  1.25   $ 1.06   $ 0.72   $ 0.88   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                            2,442     3,007    2,896    1,716      913      440      65
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
Accumulation unit value at beginning of period                          $ 1.60   $  1.52  $  1.28   $ 0.93   $ 1.07   $ 1.00      --
Accumulation unit value at end of period                                $ 1.91   $  1.60  $  1.52   $ 1.28   $ 0.93   $ 1.07      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            7,149     7,106    4,860    4,184    2,710      606      --
------------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS (9/29/2000)
Accumulation unit value at beginning of period                          $ 2.04   $  1.84  $  1.63   $ 1.10   $ 1.27   $ 0.99   $1.00
Accumulation unit value at end of period                                $ 2.45   $  2.04  $  1.84   $ 1.63   $ 1.10   $ 1.27   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                              703       808      831      831      789      653     155
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                          $ 2.12   $  1.86  $  1.57   $ 1.11   $ 1.25   $ 1.11   $1.00
Accumulation unit value at end of period                                $ 2.44   $  2.12  $  1.86   $ 1.57   $ 1.11   $ 1.25   $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                            1,416     1,537    1,606    1,714    1,631    1,463     193
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(11/15/2004)
Accumulation unit value at beginning of period                          $ 1.07   $  1.03  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $ 1.23   $  1.07  $  1.03       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           13,974    10,069       65       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES
(5/1/2006)
Accumulation unit value at beginning of period                          $ 1.00        --       --       --       --       --      --
Accumulation unit value at end of period                                $ 1.23        --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            2,781        --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                          $ 1.00        --       --       --       --       --      --
Accumulation unit value at end of period                                $ 0.99        --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            2,389        --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                          $ 1.24   $  1.03  $  0.80   $ 0.54   $ 0.63   $ 0.80   $1.00
Accumulation unit value at end of period                                $ 1.69   $  1.24  $  1.03   $ 0.80   $ 0.54   $ 0.63   $0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                                           12,711   11,740     7,114    4,070    1,930      833     190
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                          $ 1.73   $  1.56  $  1.33   $ 0.94   $ 1.13   $ 1.03   $1.00
Accumulation unit value at end of period                                $ 1.85   $  1.73  $  1.56   $ 1.33   $ 0.94   $ 1.13   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                           14,502    14,569   10,599    6,621    2,942      855      77
------------------------------------------------------------------------------------------------------------------------------------



49 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2001)
Accumulation unit value at beginning of period                           $ 1.15   $ 1.10   $ 1.02   $ 0.84   $ 0.97   $ 1.00      --
Accumulation unit value at end of period                                 $ 1.28   $ 1.15   $ 1.10   $ 1.02   $ 0.84   $ 0.97      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             2,477    2,532    2,515    2,471    2,188    1,255      --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2001)
Accumulation unit value at beginning of period                           $ 1.06   $ 0.98   $ 0.90   $ 0.69   $ 0.90   $ 1.00      --
Accumulation unit value at end of period                                 $ 1.28   $ 1.06   $ 0.98   $ 0.90   $ 0.69   $ 0.90      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             1,118    1,247    1,438      938      461       65      --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                           $ 0.97   $ 0.92   $ 0.81   $ 0.58   $ 0.94   $ 1.00      --
Accumulation unit value at end of period                                 $ 1.18   $ 0.97   $ 0.92   $ 0.81   $ 0.58   $ 0.94      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             1,762    1,473    1,593    1,080      587      140      --
------------------------------------------------------------------------------------------------------------------------------------



50 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                      2006   2005   2004   2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (9/29/2000)
Accumulation unit value at beginning of period                          $0.65  $0.60  $0.57  $0.44  $0.59  $0.78  $1.00
Accumulation unit value at end of period                                $0.68  $0.65  $0.60  $0.57  $0.44  $0.59  $0.78
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,117  1,181  1,364  1,417  1,542  1,628    576
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/29/2000)
Accumulation unit value at beginning of period                          $1.11  $1.03  $0.90  $0.67  $0.86  $0.94  $1.00
Accumulation unit value at end of period                                $1.29  $1.11  $1.03  $0.90  $0.67  $0.86  $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                             308    451    603    627    754  1,015    468
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                          $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                $1.02     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             892     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
(11/1/2005)
Accumulation unit value at beginning of period                          $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                $1.14  $1.06     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             302     65     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(8/13/2001)
Accumulation unit value at beginning of period                          $1.11  $1.07  $0.97  $0.74  $0.96  $1.00     --
Accumulation unit value at end of period                                $1.29  $1.11  $1.07  $0.97  $0.74  $0.96     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           5,777  6,121  5,022  3,923  2,930    730     --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(8/13/2001)
Accumulation unit value at beginning of period                          $1.86  $1.61  $1.31  $0.92  $0.98  $1.00     --
Accumulation unit value at end of period                                $2.49  $1.86  $1.61  $1.31  $0.92  $0.98     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           6,633  5,012  2,202  1,112    400     29     --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/29/2000)
Accumulation unit value at beginning of period                          $0.82  $0.73  $0.64  $0.52  $0.66  $0.94  $1.00
Accumulation unit value at end of period                                $1.02  $0.82  $0.73  $0.64  $0.52  $0.66  $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,194  1,304  1,372  1,559  1,484  1,421    313
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                          $1.04  $1.00     --     --    --      --     --
Accumulation unit value at end of period                                $0.99  $1.04     --     --    --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,987    389     --     --    --      --     --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (9/29/2000)
Accumulation unit value at beginning of period                          $1.64  $1.58  $1.39  $1.09  $1.26  $1.13  $1.00
Accumulation unit value at end of period                                $1.93  $1.64  $1.58  $1.39  $1.09  $1.26  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,739  1,751  1,713  1,494  1,337  1,354     89
-----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                          $0.99  $0.94  $0.88  $0.74  $0.86  $0.93  $1.00
Accumulation unit value at end of period                                $1.06  $0.99  $0.94  $0.88  $0.74  $0.86  $0.93
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,878  1,638    959    544    311    289     15
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                          $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                $1.02     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           3,929     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
Class B (5/1/2006)
Accumulation unit value at beginning of period                          $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                $1.07     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,770     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                          $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                $0.97     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,558     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (9/29/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                          $0.84  $0.79  $0.70  $0.50  $0.71  $0.85  $1.00
Accumulation unit value at end of period                                $0.84  $0.84  $0.79  $0.70  $0.50  $0.71  $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                             308    395    404    459    476    669    312
-----------------------------------------------------------------------------------------------------------------------



51 RIVERSOURCE REITREMENT ADVISOR VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                      2006   2005   2004   2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                          $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           3,669     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                          $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           7,042     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                          $0.97  $0.91  $0.87  $0.71  $0.86  $0.95  $1.00
Accumulation unit value at end of period                                $1.08  $0.97  $0.91  $0.87  $0.71  $0.86  $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                           3,369  3,780  3,892  3,776  3,442  3,397    402
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                          $1.69  $1.45  $1.17  $0.85  $0.96  $1.00  $1.00
Accumulation unit value at end of period                                $1.89  $1.69  $1.45  $1.17  $0.85  $0.96  $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                           3,269  3,605  3,582  3,450  3,017  3,118    439
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                          $1.06  $0.90  $0.80  $0.56  $0.71  $0.92  $1.00
Accumulation unit value at end of period                                $1.24  $1.06  $0.90  $0.80  $0.56  $0.71  $0.92
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,258  1,169  1,245  1,023    973  1,046    148
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2
(9/29/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                          $2.21  $1.96  $1.50  $1.12  $1.11  $1.04  $1.00
Accumulation unit value at end of period                                $2.64  $2.21  $1.96  $1.50  $1.12  $1.11  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                           5,455  6,194  5,320  3,834  2,650  1,215    150
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                          $1.90  $1.76  $1.44  $1.10  $1.22  $1.08  $1.00
Accumulation unit value at end of period                                $2.20  $1.90  $1.76  $1.44  $1.10  $1.22  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                           3,540  3,470  2,522  1,628    986    410     56
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                          $1.41  $1.29  $1.10  $0.84  $1.00     --     --
Accumulation unit value at end of period                                $1.69  $1.41  $1.29  $1.10  $0.84     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             248    357    328    255     92     --     --
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES
(9/29/2000)
Accumulation unit value at beginning of period                          $2.06  $1.85  $1.48  $1.16  $1.23  $1.11  $1.00
Accumulation unit value at end of period                                $2.37  $2.06  $1.85  $1.48  $1.16  $1.23  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                           7,397  7,580  5,065  3,549  2,398  1,096    162
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL
SHARES (9/29/2000)
Accumulation unit value at beginning of period                          $1.47  $1.40  $1.21  $0.84  $1.00  $0.96  $1.00
Accumulation unit value at end of period                                $1.63  $1.47  $1.40  $1.21  $0.84  $1.00  $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                             372    413    521    565    661    727    107
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
(9/29/2000)
Accumulation unit value at beginning of period                          $0.94  $0.89  $0.79  $0.61  $0.79  $0.91  $1.00
Accumulation unit value at end of period                                $1.06  $0.94  $0.89  $0.79  $0.61  $0.79  $0.91
Number of accumulation units outstanding at end of period
(000 omitted)                                                           7,046  7,488  4,379  2,692  2,301  1,422    202
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(9/29/2000)
Accumulation unit value at beginning of period                          $0.41  $0.37  $0.37  $0.26  $0.44  $0.71  $1.00
Accumulation unit value at end of period                                $0.44  $0.41  $0.37  $0.37  $0.26  $0.44  $0.71
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,145  1,143  1,305  1,427  1,276  1,190    260
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
(9/29/2000)
Accumulation unit value at beginning of period                          $0.99  $0.76  $0.65  $0.48  $0.66  $0.87  $1.00
Accumulation unit value at end of period                                $1.44  $0.99  $0.76  $0.65  $0.48  $0.66  $0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                           4,123  3,778  3,724  3,654  4,229  3,147    640
-----------------------------------------------------------------------------------------------------------------------



52 RIVERSOURCE REITREMENT ADVISOR VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                      2006    2005   2004   2003   2002   2001   2000
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES
(9/29/2000)
Accumulation unit value at beginning of period                           $0.52  $0.46  $0.39  $0.29  $0.41  $0.68  $1.00
Accumulation unit value at end of period                                 $0.58  $0.52  $0.46  $0.39  $0.29  $0.41  $0.68
Number of accumulation units outstanding at end of period
(000 omitted)                                                            1,226  1,353  1,509  1,785  2,305  2,460    682
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES
(9/29/2000)
Accumulation unit value at beginning of period                           $1.06  $0.97  $0.85  $0.67  $0.76  $1.01  $1.00
Accumulation unit value at end of period                                 $1.29  $1.06  $0.97  $0.85  $0.67  $0.76  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                            3,420  3,932  3,125  1,977    714    498     16
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                           $0.63  $0.61  $0.56  $0.46  $0.65  $0.87  $1.00
Accumulation unit value at end of period                                 $0.67  $0.63  $0.61  $0.56  $0.46  $0.65  $0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                            4,618  5,560  5,021  4,726  4,234  3,342    685
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                           $0.83  $0.79  $0.75  $0.57  $0.85  $0.90  $1.00
Accumulation unit value at end of period                                 $0.92  $0.83  $0.79  $0.75  $0.57  $0.85  $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                            2,844  3,667  4,463  4,471  3,982  2,670    527
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                           $1.36  $1.18  $0.91  $0.68  $0.89  $1.00     --
Accumulation unit value at end of period                                 $1.76  $1.36  $1.18  $0.91  $0.68  $0.89     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            2,801  2,287  1,297    759    512    218     --
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO
(CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                           $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                 $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            1,600     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                           $1.21  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period                                 $1.41  $1.21  $1.07     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            2,319  1,151     31     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                           $1.14  $1.05  $1.00     --    --      --     --
Accumulation unit value at end of period                                 $1.29  $1.14  $1.05     --    --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                              883    417     22     --    --      --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                           $1.04  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period                                 $1.10  $1.04  $1.02     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           11,811  5,096     84     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                           $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                 $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            4,812     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES
(9/29/2000)
Accumulation unit value at beginning of period                           $0.85  $0.73  $0.65  $0.49  $0.57  $0.81  $1.00
Accumulation unit value at end of period                                 $1.06  $0.85  $0.73  $0.65  $0.49  $0.57  $0.81
Number of accumulation units outstanding at end of period
(000 omitted)                                                              974  1,151  1,237  1,460  1,724  2,087    686
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                           $0.62  $0.55  $0.47  $0.36  $0.52  $0.79  $1.00
Accumulation unit value at end of period                                 $0.64  $0.62  $0.55  $0.47  $0.36  $0.52  $0.79
Number of accumulation units outstanding at end of period
(000 omitted)                                                            1,563  2,018  2,390  2,773  3,507  4,095  1,162
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
Accumulation unit value at beginning of period                           $0.97  $0.94  $0.86  $0.73  $0.84  $0.95  $1.00
Accumulation unit value at end of period                                 $1.09  $0.97  $0.94  $0.86  $0.73  $0.84  $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                            1,672  1,877  1,818  1,979  1,811  1,468    387
-----------------------------------------------------------------------------------------------------------------------



53 RIVERSOURCE REITREMENT ADVISOR VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                      2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
Accumulation unit value at beginning of period                         $  1.05  $  1.03  $  1.04  $  1.04  $  1.04  $  1.01  $ 1.00
Accumulation unit value at end of period                               $  1.09  $  1.05  $  1.03  $  1.04  $  1.04  $  1.04  $ 1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                           11,540    7,130    8,287   10,038   12,020   13,646   4,153

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR  RIVERSOURCE(R)  VARIABLE PORTFOLIO -
CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.54% AND 3.60%, RESPECTIVELY.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                         $  1.01  $  1.00  $  1.00       --       --       --      --
Accumulation unit value at end of period                               $  1.04  $  1.01  $  1.00       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                              895      601        8       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                         $  1.23  $  1.22  $  1.18  $  1.14  $  1.09  $  1.02  $ 1.00
Accumulation unit value at end of period                               $  1.28  $  1.23  $  1.22  $  1.18  $  1.14  $  1.09  $ 1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                           21,045   15,251   10,446    8,654    7,278    4,119     600
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(9/29/2000)
Accumulation unit value at beginning of period                         $  1.49  $  1.32  $  1.13  $  0.81  $  1.01  $  1.00  $ 1.00
Accumulation unit value at end of period                               $  1.77  $  1.49  $  1.32  $  1.13  $  0.81  $  1.01  $ 1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                           17,788   12,648    8,024    4,235    2,480    1,303      83
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
Accumulation unit value at beginning of period                         $  1.83  $  1.38  $  1.12  $  0.81  $  0.86  $  0.88  $ 1.00
Accumulation unit value at end of period                               $  2.43  $  1.83  $  1.38  $  1.12  $  0.81  $  0.86  $ 0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                            2,078    1,792      593      234      195      107      12
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                         $  1.00       --       --       --       --       --      --
Accumulation unit value at end of period                               $  1.08       --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            3,580       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                         $  1.38  $  1.46  $  1.34  $  1.20  $  1.05  $  1.05  $ 1.00
Accumulation unit value at end of period                               $  1.45  $  1.38  $  1.46  $  1.34  $  1.20  $  1.05  $ 1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                            6,731    5,648    3,777    2,836    1,944    1,001     174
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                         $  1.03  $  1.02  $  1.00       --       --       --      --
Accumulation unit value at end of period                               $  1.04  $  1.03  $  1.02       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            5,558    3,131      218       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
Accumulation unit value at beginning of period                         $  0.54  $  0.50  $  0.46  $  0.39  $  0.53  $  0.77  $ 1.00
Accumulation unit value at end of period                               $  0.59  $  0.54  $  0.50  $  0.46  $  0.39  $  0.53  $ 0.77
Number of accumulation units outstanding at end of period
(000 omitted)                                                            7,585    8,017    3,588    4,296    2,674    2,826   1,195
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                         $  1.27  $  1.23  $  1.11  $  0.90  $  0.97  $  0.93  $ 1.00
Accumulation unit value at end of period                               $  1.39  $  1.27  $  1.23  $  1.11  $  0.90  $  0.97  $ 0.93
Number of accumulation units outstanding at end of period
(000 omitted)                                                           11,919   13,288   12,815   10,123    5,961    3,548     577
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
(11/15/2004)
Accumulation unit value at beginning of period                         $  1.03  $  1.01  $  1.00       --       --       --      --
Accumulation unit value at end of period                               $  1.10  $  1.03  $  1.01       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            3,835    1,067        1       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(9/29/2000)
Accumulation unit value at beginning of period                         $  0.86  $  0.76  $  0.66  $  0.52  $  0.64  $  0.91  $ 1.00
Accumulation unit value at end of period                               $  1.06  $  0.86  $  0.76  $  0.66  $  0.52  $  0.64  $ 0.91
Number of accumulation units outstanding at end of period
(000 omitted)                                                            3,065    2,785    1,364      594      495      455     316
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/29/2000)
Accumulation unit value at beginning of period                         $  0.78  $  0.74  $  0.70  $  0.55  $  0.71  $  0.88  $ 1.00
Accumulation unit value at end of period                               $  0.89  $  0.78  $  0.74  $  0.70  $  0.55  $  0.71  $ 0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                           11,629    5,105    1,558      831      450      326      65
------------------------------------------------------------------------------------------------------------------------------------



54 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                      2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                         $  1.07  $  1.03  $  1.00       --       --       --      --
Accumulation unit value at end of period                               $  1.26  $  1.07  $  1.03       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                              175       76       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                         $  1.22  $  1.11  $  1.03  $  0.85  $  0.99  $  1.00      --
Accumulation unit value at end of period                               $  1.20  $  1.22  $  1.11  $  1.03  $  0.85  $  0.99      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            1,092    1,256    1,359      811      401      184      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                         $  1.19   $ 1.00       --       --       --       --      --
Accumulation unit value at end of period                               $  1.36   $ 1.19       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            2,846      247       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
Accumulation unit value at beginning of period                         $  0.88  $  0.85  $  0.78  $  0.61  $  0.80  $  0.92  $ 1.00
Accumulation unit value at end of period                               $  1.00  $  0.88  $  0.85  $  0.78  $  0.61  $  0.80  $ 0.92
Number of accumulation units outstanding at end of period
(000 omitted)                                                            6,656    7,646    7,782    5,947    3,742    1,886     113
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                         $  1.04  $  1.04  $  1.00       --       --       --      --
Accumulation unit value at end of period                               $  1.19  $  1.04  $  1.04       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                              142      161       42       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT
FUND (9/29/2000)
Accumulation unit value at beginning of period                         $  1.15  $  1.14  $  1.14  $  1.14  $  1.08  $  1.03  $ 1.00
Accumulation unit value at end of period                               $  1.18  $  1.15  $  1.14  $  1.14  $  1.14  $  1.08  $ 1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                            7,765    9,250    9,832    9,828    8,010    4,050     474
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
(9/29/2000)
Accumulation unit value at beginning of period                         $  1.28  $  1.24  $  1.05  $  0.72  $  0.88  $  0.95  $ 1.00
Accumulation unit value at end of period                               $  1.42  $  1.28  $  1.24  $  1.05  $  0.72  $  0.88  $ 0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                            1,998    2,289    2,188    1,581      998      599     100
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
Accumulation unit value at beginning of period                         $  1.59  $  1.51  $  1.27  $  0.93  $  1.07  $  1.00      --
Accumulation unit value at end of period                               $  1.89  $  1.59  $  1.51  $  1.27  $  0.93  $  1.07      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            4,430    4,724    3,930    3,089    2,209      628      --
------------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS (9/29/2000)
Accumulation unit value at beginning of period                         $  2.02  $  1.82  $  1.62  $  1.10  $  1.27  $  0.99  $ 1.00
Accumulation unit value at end of period                               $  2.42  $  2.02  $  1.82  $  1.62  $  1.10  $  1.27  $ 0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                              780      875      985    1,056      940      853     210
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                         $  2.10  $  1.85  $  1.56  $  1.10  $  1.25  $  1.11  $ 1.00
Accumulation unit value at end of period                               $  2.41  $  2.10  $  1.85  $  1.56  $  1.10  $  1.25  $ 1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                            1,667    1,838    1,839    1,807    1,828    1,677     215
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(11/15/2004)
Accumulation unit value at beginning of period                         $  1.06  $  1.03  $  1.00       --       --       --      --
Accumulation unit value at end of period                               $  1.22  $  1.06  $  1.03       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            6,990    4,754       97       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES
(5/1/2006)
Accumulation unit value at beginning of period                         $  1.00       --       --       --       --       --      --
Accumulation unit value at end of period                               $  1.22       --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            1,445       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                         $ 1.00        --       --       --       --       --      --
Accumulation unit value at end of period                               $ 0.99        --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,082        --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------



55 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                      2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                         $  1.23  $  1.02  $ 0.79   $ 0.54   $ 0.63   $ 0.80   $1.00
Accumulation unit value at end of period                               $  1.67  $  1.23  $ 1.02   $ 0.79   $ 0.54   $ 0.63   $0.80
Number of accumulation units outstanding at end of period                8,969    8,190   5,277    3,289    2,052    1,069     225
(000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                         $  1.71  $  1.55  $ 1.32   $ 0.93   $ 1.13   $ 1.02   $1.00
Accumulation unit value at end of period                               $  1.82  $  1.71  $ 1.55   $ 1.32   $ 0.93   $ 1.13   $1.02
Number of accumulation units outstanding at end of period               11,009   11,377   8,711    6,164    3,595    1,227     128
(000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2001)
Accumulation unit value at beginning of period                         $  1.14  $  1.09  $ 1.01   $ 0.84   $ 0.97   $ 1.00      --
Accumulation unit value at end of period                               $  1.26  $  1.14  $ 1.09   $ 1.01   $ 0.84   $ 0.97      --
Number of accumulation units outstanding at end of period                2,018    1,925   2,001    2,040    1,735      698      --
(000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2001)
Accumulation unit value at beginning of period                         $  1.05  $  0.97  $ 0.89   $ 0.69   $ 0.90   $ 1.00      --
Accumulation unit value at end of period                               $  1.26  $  1.05  $ 0.97   $ 0.89   $ 0.69   $ 0.90      --
Number of accumulation units outstanding at end of period                  510      530     551      564      375       97      --
(000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                         $  0.96  $  0.91  $ 0.81   $ 0.58   $ 0.94   $ 1.00      --
Accumulation unit value at end of period                               $  1.17  $  0.96  $ 0.91   $ 0.81   $ 0.58   $ 0.94      --
Number of accumulation units outstanding at end of period                1,303    1,423   1,489    1,344      816      222      --
(000 omitted)
------------------------------------------------------------------------------------------------------------------------------------



56 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                   p. 3
Rating Agencies                               p. 4


Revenues Received During Calendar Year 2006   p. 4


Principal Underwriter                         p. 5
Independent Regist


57 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

RiverSource [LOGO](SM)
            ANNUITIES


RiverSource Life Insurance Co. of New York


20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


   RiverSource Distributors, Inc. (Distributor), Member NASD. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial
                                Services, Inc.
            (C) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6471 J (5/07)

PROSPECTUS

MAY 1, 2007

RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

RIVERSOURCE
RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

NEW RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY AND RIVERSOURCE RETIREMENT ADVISOR SELECT VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ISSUED BY: RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)
           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251
           ameriprise.com/variableannuities

           RiverSource of New York Variable Annuity Account

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

o    AIM Variable Insurance Funds

o    AllianceBernstein Variable Products Series Fund, Inc.

o    American Century Variable Portfolios, Inc.

o    Calvert Variable Series, Inc.

o    Columbia Funds Variable Insurance Trust

o    Credit Suisse Trust

o    Eaton Vance Variable Trust

o    Evergreen Variable Annuity Trust

o    Fidelity(R) Variable Insurance Products - Service Class 2

o    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

o    Goldman Sachs Variable Insurance Trust (VIT)

o    Janus Aspen Series: Service Shares

o    Lazard Retirement Series, Inc.

o    MFS(R) Variable Insurance Trust(SM)

o    Neuberger Berman Advisers Management Trust

o    Oppenheimer Variable Account Funds - Service Shares

o    PIMCO Variable Insurance Trust (VIT)

o    Pioneer Variable Contracts Trust (VCT), Class II Shares

o    Putnam Variable Trust - Class IB Shares

o    RiverSource(R) Variable Portfolio Funds

o    The Universal Institutional Funds, Inc. Van Kampen Life Investment Trust

o    Wanger Advisors Trust

o    Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional expenses associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


1 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                                   3
THE CONTRACT IN BRIEF                                                       4
EXPENSE SUMMARY                                                             6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                10
FINANCIAL STATEMENTS                                                       10
THE VARIABLE ACCOUNT AND THE FUNDS                                         11
THE FIXED ACCOUNT                                                          26
BUYING YOUR CONTRACT                                                       26
CHARGES                                                                    28
VALUING YOUR INVESTMENT                                                    32
MAKING THE MOST OF YOUR CONTRACT                                           33
SURRENDERS                                                                 37
TSA -- SPECIAL PROVISIONS                                                  38
CHANGING OWNERSHIP                                                         38
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                        39
OPTIONAL BENEFITS                                                          40
THE ANNUITY PAYOUT PERIOD                                                  41
TAXES                                                                      43
VOTING RIGHTS                                                              46
SUBSTITUTION OF INVESTMENTS                                                46
ABOUT THE SERVICE PROVIDERS                                                46
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)                      48
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION               72

CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): A person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o    Roth IRAs under Section 408A of the Code

o    SIMPLE IRAs under Section 408(p) of the Code

o    Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
     Code

o    Plans under Section 401(k) of the Code

o    Custodial and investment only plans under Section 401(a) of the Code

o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the MAV. The rider adds the terms of this optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


3 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a seven-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.
     11)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 26)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 26)



4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 34)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 37)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 39)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 40)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 41)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 43)



5 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

  NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT   SURRENDER CHARGE PERCENTAGE
          0                                  7%
          1                                  7
          2                                  7
          3                                  6
          4                                  5
          5                                  4
          6                                  2
          7                                  0

SURRENDER CHARGE FOR RAVA SELECT

(Contingent deferred sales load as a percentage of purchase payment surrendered)

YEARS FROM CONTRACT DATE   SURRENDER CHARGE PERCENTAGE
          1                             7%
          2                             7
          3                             7
          Thereafter                    0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

                                     ASSUMED INVESTMENT RATE
                                        3.50%        5.00%
Qualified annuity discount rate         4.72%        6.22%
Nonqualified annuity discount rate      4.92%        6.42%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                     $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER

(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary.)

MAV RIDER FEE                                        0.25%*

*    For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:   RAVA ADVANTAGE   RAVA SELECT
For nonqualified annuities             0.95%           1.20%
For qualified annuities                0.75%           1.00%


6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT FOR THE LAST FISCAL YEAR YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                    MINIMUM   MAXIMUM
Total expenses before fee waivers
   and/or expense reimbursements     0.51%     1.86%

(a)  Each fund deducts management fees and other expenses from fund assets.
     Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
     Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                              GROSS TOTAL
                                                                              MANAGEMENT   12b-1    OTHER       ANNUAL
                                                                                 FEES       FEES   EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                             0.61%      0.25%   0.30%**   1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                              0.75       0.25    0.35**    1.35(1),(2)
AIM V.I. Dynamics Fund, Series I Shares                                          0.75         --    0.39**    1.14(1),(2)
AIM V.I. Financial Services Fund, Series I Shares                                0.75         --    0.38**    1.13(1)
AIM V.I. Global Health Care Fund, Series II Shares                               0.75       0.25    0.36**    1.36(1)
AIM V.I. International Growth Fund, Series II Shares                             0.72       0.25    0.39**    1.36(1)
AIM V.I. Technology Fund, Series I Shares                                        0.75         --    0.37**    1.12(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                      0.75       0.25    0.18      1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)                      0.55       0.25    0.06      0.86
AllianceBernstein VPS International Value Portfolio (Class B)                    0.75       0.25    0.10      1.10
American Century VP International, Class II                                      1.13       0.25      --      1.38
American Century VP Mid Cap Value, Class II                                      0.90       0.25      --      1.15
American Century VP Ultra(R), Class II                                           0.90       0.25      --      1.15
American Century VP Value, Class II                                              0.83       0.25      --      1.08
Calvert Variable Series, Inc. Social Balanced Portfolio                          0.70         --    0.21      0.91
Columbia Marsico Growth Fund, Variable Series, Class A                           0.74         --    0.27      1.01(3)
Columbia Marsico International Opportunities Fund, Variable Series, Class B      0.80       0.25    0.32      1.37(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio                        0.50       0.25    0.51      1.26(4)
Eaton Vance VT Floating-Rate Income Fund                                         0.57       0.25    0.37      1.19
Evergreen VA Fundamental Large Cap Fund - Class 2                                0.57       0.25    0.18**    1.00
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                          0.57       0.25    0.09      0.91
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                        0.47       0.25    0.13      0.85
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                0.57       0.25    0.11      0.93
Fidelity(R) VIP Overseas Portfolio Service Class 2                               0.72       0.25    0.16      1.13
FTVIPT Franklin Global Real Estate Securities Fund - Class 2                     0.47       0.25    0.03      0.75(5)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        0.51       0.25    0.20**    0.96(6)
FTVIPT Mutual Shares Securities Fund - Class 2                                   0.60       0.25    0.21      1.06



7 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                     GROSS TOTAL
                                                                                 MANAGEMENT   12b-1    OTHER           ANNUAL
                                                                                    FEES       FEES   EXPENSES         EXPENSES
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                         0.80%        --%   0.07%     0.87%(7)
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares                0.65         --    0.07      0.72(7)
Janus Aspen Series Global Technology Portfolio: Service Shares                      0.64       0.25    0.21**    1.10
Janus Aspen Series International Growth Portfolio: Service Shares                   0.64       0.25    0.07**    0.96
Janus Aspen Series Large Cap Growth Portfolio: Service Shares                       0.64       0.25    0.05**    0.94
Lazard Retirement International Equity Portfolio - Service Shares                   0.75       0.25    0.19      1.19
MFS(R) Investors Growth Stock Series - Service Class                                0.75       0.25    0.12      1.12
MFS(R) New Discovery Series - Service Class                                         0.90       0.25    0.13      1.28
MFS(R) Utilities Series - Service Class                                             0.75       0.25    0.11      1.11
Neuberger Berman Advisers Management Trust International Portfolio (Class S)        1.15       0.25    0.27      1.67(8)
Oppenheimer Global Securities Fund/VA, Service Shares                               0.62       0.25    0.04**    0.91(9)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           0.72       0.25    0.03**    1.00(9)
Oppenheimer Strategic Bond Fund/VA, Service Shares                                  0.62       0.25    0.02**    0.89(9)
PIMCO VIT All Asset Portfolio, Advisor Share Class                                  0.18       0.25    0.86**    1.29
Pioneer Equity Income VCT Portfolio - Class II Shares                               0.65       0.25    0.04      0.94
Pioneer International Value VCT Portfolio - Class II Shares                         0.85       0.25    0.59      1.69
Putnam VT Health Sciences Fund - Class IB Shares                                    0.70       0.25    0.15**    1.10
Putnam VT International Equity Fund - Class IB Shares                               0.74       0.25    0.19**    1.18
Putnam VT Vista Fund - Class IB Shares                                              0.65       0.25    0.15**    1.05
RiverSource(R) Variable Portfolio - Balanced Fund                                   0.56       0.13    0.15**    0.84(10),(11)
RiverSource(R) Variable Portfolio - Cash Management Fund                            0.33       0.13    0.14      0.60(10)
RiverSource(R) Variable Portfolio - Core Bond Fund                                  0.48       0.13    0.32**    0.93(10),(12)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                           0.46       0.13    0.15**    0.74(10)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                  0.64       0.13    0.14**    0.91(10),(11)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                           1.13       0.13    0.25**    1.51(10),(11)
RiverSource(R) Variable Portfolio - Fundamental Value Fund                          0.72       0.13    0.17**    1.02(10),(11),(12)
RiverSource(R) Variable Portfolio - Global Bond Fund                                0.70       0.13    0.17**    1.00(10)
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund      0.44       0.13    0.15**    0.72(10),(12)
RiverSource(R) Variable Portfolio - Growth Fund                                     0.71       0.13    0.17**    1.01(10),(11)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                            0.59       0.13    0.16**    0.88(10)
RiverSource(R) Variable Portfolio - Income Opportunities Fund                       0.61       0.13    0.16**    0.90(10),(12)
RiverSource(R) Variable Portfolio - International Opportunity Fund                  0.76       0.13    0.19**    1.08(10),(11)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                           0.57       0.13    0.13**    0.83(10),(11)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                            0.60       0.13    0.50**    1.23(10),(12)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                             0.60       0.13    0.15**    0.88(10),(11),(12)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                              0.72       0.13    0.22**    1.07(10),(11),(12)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                              0.22       0.13    0.16**    0.51(10),(12)
RiverSource(R) Variable Portfolio - Select Value Fund                               0.72       0.13    0.37**    1.22(10),(11),(12)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund             0.48       0.13    0.16**    0.77(10)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                        0.72       0.13    0.23**    1.08(10),(11)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                            1.00       0.13    0.19**    1.32(10),(11),(12)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares                0.56       0.25    0.03      0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                        0.85       0.35    0.66      1.86(13)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                            0.75       0.35    0.31      1.41(13)



8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   GROSS TOTAL
                                                   MANAGEMENT   12b-1     OTHER      ANNUAL
                                                      FEES      FEES    EXPENSES    EXPENSES
Wanger International Small Cap                        0.91%        --%   0.10%       1.01%
Wanger U.S. Smaller Companies                         0.90         --    0.05        0.95
Wells Fargo Advantage VT Asset Allocation Fund        0.55       0.25    0.22**      1.02(14)
Wells Fargo Advantage VT International Core Fund      0.75       0.25    0.43**      1.43(14)
Wells Fargo Advantage VT Opportunity Fund             0.73       0.25    0.20**      1.18(14)
Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25    0.23**      1.23(14)

* The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least
     April 30, 2008.

(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital
     Development Fund, Series II Shares and 1.13% for AIM V.I. Dynamics Fund,
     Series I Shares.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

(4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

(5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

(6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission
     (SEC). After fee reductions net expenses would be 0.93% for FTVIPT
     Franklin Small Cap Value Securities Fund - Class 2.

(7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
     Investment Adviser has voluntarily agreed to limit "Other expenses"
     (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S.
     Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(8) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
     Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

(10) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(11) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
     Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
     Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R)
     Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R)
     Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
     RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for
     RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R)
     Variable Portfolio - International Opportunity Fund, 0.01% for
     RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for
     RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for
     RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund,
     1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund,
     0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected
     Securities Fund, 0.99% for RiverSource(R) Variable Portfolio - Income
     Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large
     Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap
     Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value
     Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund,
     1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(13) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio,
     Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio,
     Class II Shares.

(14) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation
     Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo
     Advantage VT Small Cap Growth Fund.



9 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you selected the optional MAV. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                            IF YOU SURRENDER YOUR CONTRACTOR
                            IF YOU DO NOT SURRENDER YOUR CONTRACT         IF YOU SELECT AN ANNUITY PAYOUT PLAN
                          AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:
                         1 YEAR     3 YEARS    5 YEARS     10 YEARS    1 YEAR    3 YEARS     5 YEARS     10 YEARS
NONQUALIFIED ANNUITY
RAVA Advantage         $1,015.70   $1,664.66   $2,137.77   $3,432.12   $315.70   $  964.66   $1,637.77   $3,432.12
RAVA Select             1,041.94    1,742.12    1,764.61    3,673.15    341.94    1,042.12    1,764.61    3,673.15

QUALIFIED ANNUITY
RAVA Advantage         $  995.20   $1,603.86   $2,037.71   $3,239.46   $295.20   $  903.86   $1,537.71   $3,239.46
RAVA Select             1,021.44    1,681.64    1,665.63    3,485.37    321.44      981.64    1,665.63    3,485.37

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                                        IF YOU SELECT AN ANNUITY PAYOUT PLAN
                              IF YOU SURRENDER YOUR CONTRACTOR                    AT THE END OF THE
                          AT THE END OF THE APPLICABLE TIME PERIOD:            APPLICABLE TIME PERIOD:
                         1 YEAR     3 YEARS    5 YEARS      10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
NONQUALIFIED ANNUITY
RAVA Advantage          $851.70    $1,171.14   $1,313.21   $1,778.25   $151.70   $471.14   $813.21  $1,778.25
RAVA Select              877.94     1,251.20      948.88    2,060.73    177.94    551.20    948.88   2,060.73

QUALIFIED ANNUITY
RAVA Advantage          $831.20    $1,108.29   $1,206.20   $1,552.60   $131.20   $408.29   $706.20  $1,552.60
RAVA Select              857.44     1,188.68      843.01    1,840.65    157.44    488.68    843.01   1,840.65

* In these examples, the $30 contract administrative charge is approximated as a .020% charge for RAVA Advantage and .026% charge for RAVA Select.
     These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

You can find unaudited condensed financial information for the subaccounts in the Appendix.

We do not include condensed financial information for subaccounts that are new and do not have any activity as of the financial statements date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include the audited financial statements for subaccounts that are new and did not have any activity as of the financial statement date.


10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under
     Section 817(h) of the Code.

o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.



11 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o    REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
     INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

     Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

     The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes:

     o Compensating, training and educating sales representatives who sell the contracts.

     o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

     o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

     o Providing sub-transfer agency and shareholder servicing to contract owners.

     o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

     o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

     o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

     o Subaccounting, transaction processing, recordkeeping and administration.


12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours.

     The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


13 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                Growth of capital. Invests principally in common        A I M Advisors, Inc.
Appreciation Fund,              stocks of companies likely to benefit from new or
Series II Shares                innovative products, services or processes as well as
                                those with above-average long-term growth and
                                excellent prospects for future growth. The fund can
                                invest up to 25% of its total assets in foreign
                                securities that involve risks not associated with
                                investing solely in the United States.

AIM V.I. Capital                Long-term growth of capital. Invests primarily in       A I M Advisors, Inc.
Development Fund,               securities (including common stocks, convertible
Series II Shares                securities and bonds) of small- and medium-sized
                                companies. The Fund may invest up to 25% of its total
                                assets in foreign securities.

AIM V.I. Dynamics Fund,         Capital growth. Invests at least 65% of its net         A I M Advisors, Inc.
Series I Shares                 assets primarily in common stocks of mid-sized
                                companies, companies included in the Russell
                                Midcap(R) Growth Index at the time of purchase. The
                                Fund also has the flexibility to invest in other
                                types of securities, including preferred stocks,
                                convertible securities and bonds.

AIM V.I. Financial Services     Capital growth. Actively managed. Invests at least      A I M Advisors, Inc.
Fund, Series I Shares           80% of its net assets in the equity securities and
                                equity-related instruments of companies involved in
                                the financial services sector. These companies
                                include, but are not limited to, banks, insurance
                                companies, investment and miscellaneous industries
                                (asset managers, brokerage firms and
                                government-sponsored agencies and suppliers to
                                financial services companies).

AIM V.I. Global                 Capital growth. The fund seeks to meet its objective    A I M Advisors, Inc.
Health Care Fund,               by investing, normally, at least 80% of its assets in
Series II Shares                securities of health care industry companies. The
                                fund may invest up to 20% of its total assets in
                                companies located in developing countries, i.e.,
                                those countries that are in the initial stages of
                                their industrial cycles. The fund may also invest up
                                to 5% of its total assets in lower-quality debt
                                securities, i.e., junk bonds.

AIM V.I. International          Long-term growth of capital. Invests primarily in a     A I M Advisors, Inc.
Growth Fund,                    diversified portfolio of international equity
Series II Shares                securities whose issuers are considered to have
                                strong earnings momentum. The fund may invest up to
                                20% of its total assets in security issuers located
                                in developing countries and in securities
                                exchangeable for or convertible into equity
                                securities of foreign companies.



14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology             Capital growth. The Fund is actively managed. Invests   A I M Advisors, Inc.
Fund, Series I Shares           at least 80% of its net assets in equity securities
                                and equity-related instruments of companies engaged
                                in technology-related industries. These include, but
                                are not limited to, various applied technologies,
                                hardware, software, semiconductors, telecommunication
                                equipment and services and service-related companies
                                in information technology. Many of these products and
                                services are subject to rapid obsolescence, which may
                                lower the market value of securities of the companies
                                in this sector.

AllianceBernstein VPS Global    Long-term growth of capital. The Fund invests at        AllianceBernstein L.P.
Technology Portfolio            least 80% of its net assets in securities of
(Class B)                       companies that use technology extensively in the
                                development of new or improved products or processes.
                                Invests in a global portfolio of securities of U.S.
                                and foreign companies selected for their growth
                                potential.

AllianceBernstein VPS Growth    Long-term growth of capital. Invests primarily in the   AllianceBernstein L.P.
and Income Portfolio            equity securities of domestic companies that the
(Class B)                       Advisor deems to be undervalued.

AllianceBernstein VPS           Long-term growth of capital. Invests primarily in a     AllianceBernstein L.P.
International Value Portfolio   diversified portfolio of equity securities of
(Class B)                       established companies selected from more than 40
                                industries and from more than 40 developed and
                                emerging market countries.

American Century VP             Capital growth. Invests primarily in stocks of          American Century Global Investment
International, Class II         growing foreign companies in developed countries.       Management, Inc.

American Century VP Mid Cap     Long-term capital growth with income as a secondary     American Century Investment
Value, Class II                 objective. Long-term capital growth with income as a    Management, Inc.
                                secondary objective. Invests primarily in stocks of
                                companies that management believes are undervalued at
                                the time of purchase. The fund will invest at least
                                80% of its assets in securities of companies whose
                                market capitalization at the time of purchase is
                                within the capitalization range of the Russell 3000
                                Index, excluding the largest 100 such companies.

American Century VP Ultra(R),   Long-term capital growth. Analytical research tools     American Century Investment
Class II                        and techniques are used to identify the stocks of       Management, Inc.
                                larger-sized companies that appear to have the best
                                opportunity of sustaining long-term above average
                                growth.

American Century VP             Long-term capital growth, with income as a secondary    American Century Investment
Value, Class II                 objective. Invests primarily in stocks of companies     Management, Inc.
                                that management believes to be undervalued at the
                                time of purchase.

Calvert Variable Series,        Income and capital growth. Invests primarily in         Calvert Asset Management Company,
Inc. Social Balanced            stocks, bonds and money market instruments which        Inc. (CAMCO), investment adviser.
Portfolio                       offer income and capital growth opportunity and which   SSgA Funds Management, Inc. and New
                                satisfy the investment and social criteria.             Amsterdam Partners, LLP are the
                                                                                        investment subadvisers.



15 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth Fund,   Long-term growth of capital. The Fund invests           Columbia Management Advisors, LLC
Variable Series, Class A        primarily in equity securities of                       (advisor); Marsico Capital
                                large-capitalization companies that are selected for    Management, LLC (sub-advisor)
                                their growth potential. It generally holds a core
                                position of between 35 and 50 common stocks. It may
                                hold up to 25% of its assets in foreign securities.

Columbia Marsico                Long-term growth of capital. The Fund normally          Columbia Management Advisors, LLC
International Opportunities     invests at least 65% of its assets in common stocks     (advisor); Marsico Capital
Fund,Variable Series, Class B   of foreign companies. While the Fund may invest in      Management, LLC (sub-advisor)
                                companies of any size, it focuses on large companies.
                                These companies are selected for their long-term
                                growth potential. The Fund normally invests in
                                issuers from at least three different countries not
                                including the United States and generally holds a
                                core position of 35 to 50 common stocks. The Fund may
                                invest in common stocks of companies operating in
                                emerging markets.

Credit Suisse Trust -           Total return. Invests in commodity-linked derivative    Credit Suisse Asset Management, LLC
Commodity Return Strategy       instruments backed by a portfolio of short-maturity
Portfolio                       investment-grade fixed income securities normally
                                having an average duration of one year or less.

Eaton Vance VT Floating-Rate    High level of current income. Non-diversified mutual    Eaton Vance Management
Income Fund                     fund that normally invests primarily in senior
                                floating rate loans ("Senior Loans"). Senior Loans
                                typically are of below investment grade quality and
                                have below investment grade credit ratings, which
                                ratings are associated with having high risk,
                                speculative characteristics. Investments are actively
                                managed, and may be bought or sold on a daily basis
                                (although loans are generally held until repaid). The
                                investment adviser's staff monitors the credit
                                quality of the Fund holdings, as well as other
                                investments that are available. The Fund may invest
                                up to 25% of its total assets in foreign securities
                                and may engage in certain hedging transactions.

Evergreen VA Fundamental        Capital growth with the potential for current income.   Evergreen Investment Management
Large Cap Fund - Class 2        Invests primarily in common stocks of large U.S.        Company, LLC
                                companies whose market capitalizations measured at
                                time of purchase fall within the market
                                capitalization range of the companies tracked by the
                                Russell 1000(R) Index.

Fidelity(R) VIP Contrafund(R)   Long-term capital appreciation. Normally invests        Fidelity Management & Research
Portfolio Service Class 2       primarily in common stocks. Invests in securities of    Company (FMR), investment manager;
                                companies whose value it believes is not fully          FMR U.K. and FMR Far East,
                                recognized by the public. Invests in either "growth"    sub-investment advisers.
                                stocks or "value" stocks or both. The fund invests in
                                domestic and foreign issuers.



16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &        High total return through a combination of current      FMR, investment manager; FMR U.K.,
Income Portfolio Service        income and capital appreciation. Normally invests a     FMR Far East, sub-investment
Class 2                         majority of assets in common stocks with a focus on     advisers.
                                those that pay current dividends and show potential
                                for capital appreciation. May invest in
                                bonds, including lower-quality debt securities, as
                                well as stocks that are not currently paying
                                dividends, but offer prospects for future income or
                                capital appreciation. Invests in domestic and foreign
                                issuers. The Fund invests in either "growth" stocks
                                or "value" stocks or both.

Fidelity(R) VIP Mid Cap         Long-term growth of capital. Normally invests           FMR, investment manager; FMR U.K.,
Portfolio Service Class 2       primarily in common stocks. Normally invests at least   FMR Far East, sub-investment
                                80% of assets in securities of companies with medium    advisers.
                                market capitalizations. May invest in companies with
                                smaller or larger market capitalizations. Invests in
                                domestic and foreign issuers. The Fund invests in
                                either "growth" or "value" common stocks or both.

Fidelity(R) VIP Overseas        Long-term growth of capital. Normally invests           FMR, investment manager; FMR U.K.,
Portfolio Service Class 2       primarily in common stocks of foreign securities.       FMR Far East, Fidelity International
                                Normally invests at least 80% of assets in non-U.S.     Investment Advisors (FIIA) and FIIA
                                securities.                                             U.K., sub-investment advisers.

FTVIPT Franklin Global Real     High total return. The Fund normally invests at least   Franklin Templeton Institutional,
Estate Securities Fund -        80% of its net assets in investments of companies       LLC, adviser; Franklin Advisers,
Class 2 (previously FTVIPT      located anywhere in the world that operate in the       Inc., subadviser
Franklin Real Estate Fund -     real estate sector.
Class 2)

FTVIPT Franklin Small Cap       Long-term total return. The Fund normally invests at    Franklin Advisory Services, LLC
Value Securities Fund -         least 80% of its net assets in investments of small
Class 2                         capitalization companies, and normally invests
                                predominantly in equity securities. The Fund invests
                                mainly in equity securities of companies that the
                                manager believes are undervalued.

FTVIPT Mutual Shares            Capital appreciation, with income as a secondary        Franklin Mutual Advisers, LLC
Securities Fund - Class 2       goal. The Fund normally invests primarily in equity
                                securities of companies that the manager believes are
                                undervalued. The Fund also invests, to a lesser
                                extent in risk arbitrage securities and distressed
                                companies.



17 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap       Long-term capital appreciation. The Fund invests,       Goldman Sachs Asset Management, L.P.
Value Fund - Institutional      under normal circumstances, at least 80% of its net
Shares                          assets plus any borrowings for investment purposes
                                (measured at time of purchase) ("Net Assets") in a
                                diversified portfolio of equity investments in
                                mid-cap issuers with public stock market
                                capitalizations (based upon shares available for
                                trading on an unrestricted basis) within the range of
                                the market capitalization of companies constituting
                                the Russell Midcap(R) Value Index at the time of
                                investment. If the market capitalization of a company
                                held by the Fund moves outside this range, the Fund
                                may, but is not required to, sell the securities. The
                                capitalization range of the Russell Midcap(R) Value
                                Index is currently between $613 million and $18.3
                                billion. Although the Fund will invest primarily in
                                publicly traded U.S. securities, it may invest up to
                                25% of its Net Assets in foreign securities,
                                including securities of issuers in countries with
                                emerging markets or economies ("emerging countries")
                                and securities quoted in foreign currencies. The Fund
                                may invest in the aggregate up to 20% of its Net
                                Assets in companies with public stock market
                                capitalizations outside the range of companies
                                constituting the Russell Midcap(R) Value Index at the
                                time of investment and in fixed-income securities,
                                such as government, corporate and bank debt
                                obligations.

Goldman Sachs VIT Structured    Long-term growth of capital and dividend income. The    Goldman Sachs Asset Management, L.P.
U.S. Equity Fund -              Fund invests, under normal circumstances, at least
Institutional Shares            90% of its total assets (not including securities
                                lending collateral and any investment of that
                                collateral) measured at time of purchase ("Total
                                Assets") in a diversified portfolio of equity
                                investments in U.S. issuers, including foreign
                                companies that are traded in the United States.
                                However, it is currently anticipated that, under
                                normal circumstances, the Fund will invest at least
                                95% of its net assets plus any borrowings for
                                investment purposes (measured at the time of
                                purchase) in such equity investments. The Fund's
                                investments are selected using both a variety of
                                quantitative techniques and fundamental research in
                                seeking to maximize the Fund's expected return, while
                                maintaining risk, style, capitalization and industry
                                characteristics similar to the S&P 500 Index. The
                                Fund seeks a broad representation in most major
                                sectors of the U.S. economy and a portfolio
                                consisting of companies with average long-term
                                earnings growth expectations and dividend yields. The
                                Fund is not required to limit its investments to
                                securities in the S&P 500 Index. The Fund's
                                investments in fixed-income securities are limited to
                                securities that are considered cash equivalents.



18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global       Long-term growth of capital. Invests, under normal      Janus Capital
Technology Portfolio: Service   circumstances, at least 80% of its net assets plus
Shares                          the amount of any borrowings for investment purposes
                                in securities of companies that the portfolio
                                managers believe will benefit significantly from
                                advances or improvements in technology. It implements
                                this policy by investing primarily in equity
                                securities of U.S. and foreign companies selected for
                                their growth potential.

Janus Aspen Series              Long-term growth of capital. Invests, under normal      Janus Capital
International Growth            circumstances, at least 80% of its net assets plus
Portfolio: Service Shares       the amount of any borrowing for investment purposes
                                in securities of issuers from countries outside of
                                the United States. Although the Portfolio intends to
                                invest substantially all of its assets in issuers
                                located outside the United States, it may at times
                                invest in U.S. issuers and under unusual
                                circumstances, it may invest all of its assets in a
                                single country.

Janus Aspen Series              Long-term growth of capital in a manner consistent      Janus Capital
Large Cap Growth                with the preservation of capital. Invests under
Portfolio: Service Shares       normal circumstances at least 80% of its net assets
                                in common stocks of large-sized companies.
                                Large-sized companies are those whose market
                                capitalization falls within the range of companies in
                                the Russell 1000(R) Index at the time of purchase.

Lazard Retirement               Long-term capital appreciation. Invests primarily in    Lazard Asset Management, LLC
International Equity            equity securities, principally common stocks, of
Portfolio - Service Shares      relatively large non-U.S. companies with market
                                capitalizations in the range of the Morgan Stanley
                                Capital International (MSCI) Europe,Australia and Far
                                East (EAFE(R)) Index that the Investment Manager
                                believes are undervalued based on their earnings,
                                cash flow or asset values.

MFS(R) Investors Growth         Capital appreciation. Normally invests at least 80%     MFS Investment Management(R)
Stock Series - Service Class    of the fund's net assets in equity securities of
                                companies MFS believes to have above average earnings
                                growth potential compared to other companies (growth
                                companies).

MFS(R) New Discovery            Capital appreciation. Invests in stocks of companies    MFS Investment Management(R)
Series - Service Class          MFS believes to have above average earnings growth
                                potential compared to other companies (growth
                                companies).

MFS(R) Utilities Series -       Total return. Normally invests at least 80% of the      MFS Investment Management(R)
Service Class                   fund's net assets in securities of issuers in the
                                utilities industry.



19 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers       Long-term growth of capital. The Fund invests mainly    Neuberger Berman Management Inc.
Management Trust                in foreign companies of any size, including companies
International Portfolio         in developed and emerging industrialized markets. The
(Class S)                       Fund defines a foreign company as one that is
                                organized outside of the United States and conducts
                                the majority of its business abroad. The Fund seeks
                                to reduce risk by diversifying among many industries.
                                Although it has the flexibility to invest a
                                significant portion of its assets in one country or
                                region, it generally intends to remain
                                well-diversified across countries and geographical
                                regions.

Oppenheimer Global Securities   Long-term capital appreciation. Invests mainly in       OppenheimerFunds, Inc.
Fund/VA, Service Shares         common stocks of U.S. and foreign issuers that are
                                "growth-type" companies, cyclical industries and
                                special situations that are considered to have
                                appreciation possibilities.

Oppenheimer Main Street Small   Capital appreciation. Invests mainly in common stocks   OppenheimerFunds, Inc.
Cap Fund/VA, Service Shares     of small-capitalization U.S. companies that the
                                fund's investment manager believes have favorable
                                business trends or prospects.

Oppenheimer Strategic Bond      High level of current income principally derived from   OppenheimerFunds, Inc.
Fund/VA, Service Shares         interest on debt securities. Invests mainly in three
                                market sectors: debt securities of foreign
                                governments and companies, U.S. government securities
                                and lower-rated high yield securities of U.S. and
                                foreign companies.

PIMCO VIT All Asset             Maximum real return consistent with preservation of     Pacific Investment Management Company
Portfolio, Advisor Share        real capital and prudent investment management          LLC
Class                           period. The Portfolio seeks to achieve its investment
                                objective by investing under normal circumstances
                                substantially all of its assets in Institutional
                                Class shares of the PIMCO Funds, an affiliated
                                open-end investment company, except the All Asset and
                                All Asset All Authority Funds ("Underlying Funds").
                                Though it is anticipated that the Portfolio will not
                                currently invest in the European StockPLUS(R) TR
                                Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                                Strategy, Japanese StocksPLUS(R) TR Strategy,
                                StocksPLUS(R) Municipal-Backed and StocksPLUS(R) TR
                                Short Strategy Funds, the Portfolio may invest in
                                these Funds in the future, without shareholder
                                approval, at the discretion of the Portfolio's asset
                                allocation sub-adviser.

Pioneer Equity Income VCT       Current income and long-term growth of capital from a   Pioneer Investment Management, Inc.
Portfolio - Class II Shares     portfolio consisting primarily of income producing
                                equity securities of U.S. corporations. Normally, the
                                portfolio invests at least 80% of its total assets in
                                income producing equity securities of U.S. issuers.
                                The income producing equity securities in which the
                                portfolio may invest include common stocks, preferred
                                stocks and interests in real estate investment trusts
                                (REITs). The remainder of the portfolio may be
                                invested in debt securities, most of which are
                                expected to be convertible into common stocks.



20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Pioneer International Value     Long-term capital growth. Normally, the portfolio       Pioneer Investment Management, Inc.
VCT Portfolio - Class II        invests at least 80% of its total assets in equity
Shares                          securities of non-U.S. issuers. These issuers may be
On Dec. 15, 2006,               located in both developed and emerging markets. Under
Pioneer Europe VCT              normal circumstances, the portfolio's assets will be
Portfolio - Class II Share      invested in securities of companies domiciled in at
reorganized into Pioneer        least three different foreign countries.
International Value VCT
Portfolio - Class II Shares.

Putnam VT Health Sciences       Capital appreciation. The fund pursues its goal by      Putnam Investment Management, LLC
Fund - Class IB Shares          investing mainly in common stocks of companies in the
                                health sciences industries, with a focus on growth
                                stocks. Under normal circumstances, the fund invests
                                at least 80% of its net assets in securities of (a)
                                companies that derive at least 50% of their assets,
                                revenues or profits from the pharmaceutical, health
                                care services, applied research and development and
                                medical equipment and supplies industries, or (b)
                                companies Putnam Management thinks have the potential
                                for growth as a result of their particular products,
                                technology, patents or other market advantages in the
                                health sciences industries.

Putnam VT International         Capital appreciation. The fund pursues its goal by      Putnam Investment Management, LLC
Equity Fund - Class IB Shares   investing mainly in common stocks of companies
                                outside the United States that Putnam Management
                                believes have favorable investment potential. Under
                                normal circumstances, the fund invests at least 80%
                                of its net assets in equity investments.

Putnam VT Vista Fund - Class    Capital appreciation. The fund pursues its goal by      Putnam Investment Management, LLC
IB Shares                       investing mainly in common stocks of U.S. companies,
                                with a focus on growth stocks.

RiverSource Variable            Maximum total investment return through a combination   RiverSource Investments, LLC
Portfolio - Balanced Fund       of capital growth and current income. Invests
                                primarily in a combination of common and preferred
                                stocks, bonds and other debt securities. Under normal
                                market conditions, at least 50% of the Fund's total
                                assets are invested in common stocks and no less than
                                25% of the Fund's total assets are invested in debt
                                securities. The Fund may invest up to 25% of its
                                total assets in foreign investments.

RiverSource Variable            Maximum current income consistent with liquidity and    RiverSource Investments, LLC
Portfolio - Cash Management     stability of principal. Invests primarily in money
Fund                            market instruments, such as marketable debt
                                obligations issued by corporations or the U.S.
                                government or its agencies, bank certificates of
                                deposit, bankers' acceptances, letters of credit, and
                                commercial paper, including asset-backed commercial
                                paper.



21 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable            High total return through current income and capital    RiverSource Investments, LLC
Portfolio - Core Bond Fund      appreciation. Under normal market conditions, the
                                Fund invests at least 80% of its net assets in bonds
                                and other debt securities. Although the Fund is not
                                an index fund, it invests primarily in securities
                                like those included in the Lehman Brothers Aggregate
                                Bond Index ("the Index"), which are investment grade
                                and denominated in U.S. dollars. The Index includes
                                securities issued by the U.S. government, corporate
                                bonds, and mortgage- and asset-backed securities. The
                                Fund will not invest in securities rated below
                                investment grade, although it may hold securities
                                that have been downgraded.

RiverSource Variable            High level of current income while attempting to        RiverSource Investments, LLC
Portfolio - Diversified Bond    conserve the value of the investment for the longest
Fund                            period of time. Under normal market conditions, the
                                Fund invests at least 80% of its net assets in bonds
                                and other debt securities. At least 50% of the Fund's
                                net assets will be invested in securities like those
                                included in the Lehman Brothers Aggregate Bond Index
                                (Index), which are investment grade and denominated
                                in U.S. dollars. The Index includes securities issued
                                by the U.S. government, corporate bonds and mortgage-
                                and asset-backed securities. Although the Fund
                                emphasizes high- and medium-quality debt securities,
                                it will assume some credit risk to achieve higher
                                yield and/or capital appreciation by buying
                                lower-quality (junk) bonds.

RiverSource Variable            High level of current income and, as a secondary         RiverSource Investments, LLC
Portfolio - Diversified         goal,steady growth of capital. Under normal market
Equity Income Fund              conditions, the Fund invests at least 80% of its net
                                assets in dividend-paying common and preferred
                                stocks. The Fund may invest up to 25% of its total
                                assets in foreign investments.

RiverSource Variable            Long-term capital growth. The Fund's assets are         RiverSource Investments, LLC,
Portfolio - Emerging Markets    primarily invested in equity securities of emerging     adviser; Threadneedle International
Fund                            market companies. Under normal market conditions, at    Limited, an indirect wholly-owned
                                least 80% of the Fund's net assets will be invested     subsidiary of Ameriprise Financial,
                                in securities of companies that are located in          subadviser.
                                emerging market countries, or that earn 50% or more
                                of their total revenues from goods and services
                                produced in emerging market countries or from sales
                                made in emerging market countries.

RiverSource Variable            Long-term capital growth. The Fund's assets are         RiverSource Investments, LLC,
Portfolio - Fundamental Value   primarily invested in equity securities of U.S.         adviser; Davis Selected Advisers,
Fund                            companies. Under normal market conditions, the Fund's   L.P., subadviser.
                                net assets will be invested primarily in companies
                                with market capitalizations of at least $5 billion at
                                the time of the Fund's investment.

RiverSource Variable            High total return through income and growth of          RiverSource Investments, LLC
Portfolio - Global Bond Fund    capital. Non-diversified mutual fund that invests
                                primarily in debt obligations of U.S. and foreign
                                issuers. Under normal market conditions, the Fund
                                invests at least 80% of its net assets in
                                investment-grade corporate or government debt
                                obligations including money market instruments of
                                issuers located in at least three different
                                countries.



22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Total return that exceeds the rate of inflation over    RiverSource Investments, LLC
Portfolio - Global Inflation    the long-term. Non-diversified mutual fund that,
Protected Securities Fund       under normal market conditions, invests at least 80%
                                of its net assets in inflation-protected debt
                                securities. These securities include
                                inflation-indexed bonds of varying maturities issued
                                by U.S. and foreign governments, their agencies or
                                instrumentalities, and corporations.

RiverSource Variable            Long-term capital growth. Invests primarily in common   RiverSource Investments, LLC
Portfolio - Growth Fund         stocks and securities convertible into common stocks
                                that appear to offer growth opportunities. These
                                growth opportunities could result from new
                                management, market developments, or technological
                                superiority. The Fund may invest up to 25% of its
                                total assets in foreign investments.

RiverSource Variable            High current income, with capital growth as a           RiverSource Investments, LLC
Portfolio - High Yield Bond     secondary objective. Under normal market conditions,
Fund                            the Fund invests at least 80% of its net assets in
                                high-yielding, high-risk corporate bonds (junk bonds)
                                issued by U.S. and foreign companies and governments.

RiverSource Variable            High total return through current income and capital    RiverSource Investments, LLC
Portfolio - Income              appreciation. Under normal market conditions, invests
Opportunities Fund              primarily in income-producing debt securities with an
                                emphasis on the higher rated segment of the
                                high-yield (junk bond) market. The Fund will purchase
                                only securities rated B or above, or unrated
                                securities believed to be of the same quality. If a
                                security falls below a B rating, the Fund may
                                continue to hold the security.

RiverSource Variable            Capital appreciation. Invests primarily in equity       RiverSource Investments, LLC,
Portfolio - International       securities of foreign issuers that are believed to      adviser; Threadneedle International
Opportunity Fund                offer strong growth potential. The Fund may invest in   Limited, an indirect wholly-owned
                                developed and in emerging markets.                      subsidiary of Ameriprise Financial,
                                                                                        subadviser.

RiverSource Variable            Capital appreciation. Under normal market conditions,   RiverSource Investments, LLC
Portfolio - Large Cap Equity    the Fund invests at least 80% of its net assets in
Fund                            equity securities of companies with market
                                capitalization greater than $5 billion at the time of
                                purchase.

RiverSource Variable            Long-term growth of capital. Under normal market        RiverSource Investments, LLC
Portfolio - Large Cap Value     conditions, the Fund invests at least 80% of its net
Fund                            assets in equity securities of companies with a
                                market capitalization greater than $5 billion. The
                                Fund may also invest in income-producing equity
                                securities and preferred stocks.

RiverSource Variable            Growth of capital. Under normal market conditions,      RiverSource Investments, LLC
Portfolio - Mid Cap Growth      the Fund invests at least 80% of its net assets at
Fund                            the time of purchase in equity securities of mid
                                capitalization companies. The investment manager
                                defines mid-cap companies as those whose market
                                capitalization (number of shares outstanding
                                multiplied by the share price) falls within the range
                                of the Russell Midcap(R) Growth Index.



23 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Long-term growth of capital. Under normal               RiverSource Investments, LLC
Portfolio - Mid Cap Value       circumstances, the Fund invests at least 80% of its
Fund                            net assets (including the amount of any borrowings
                                for investment purposes) in equity securities of
                                medium-sized companies. Medium-sized companies are
                                those whose market capitalizations at the time of
                                purchase fall within the range of the Russell
                                Midcap(R) Value Index.

RiverSource Variable            Long-term capital appreciation. The Fund seeks to       RiverSource Investments, LLC
Portfolio - S&P 500 Index       provide investment results that correspond to the
Fund                            total return (the combination of appreciation and
                                income) of large-capitalization stocks of U.S.
                                companies. The Fund invests in common stocks included
                                in the Standard & Poor's 500 Composite Stock Price
                                Index (S&P 500). The S&P 500 is made up primarily of
                                large-capitalization companies that represent a broad
                                spectrum of the U.S. economy.

RiverSource Variable            Long-term growth of capital. Invests primarily in       RiverSource Investments, LLC,
Portfolio - Select Value Fund   equity securities of mid cap companies as well as       adviser; Systematic Financial
                                companies with larger and smaller market                Management, L.P. and WEDGE Capital
                                capitalizations. The Fund considers mid-cap companies   Management L.L.P., subadvisers
                                to be either those with a market capitalization of up
                                to $10 billion or those whose market capitalization
                                falls within range of the Russell 3000(R) Value
                                Index.

RiverSource Variable            High level of current income and safety of principal    RiverSource Investments, LLC
Portfolio - Short Duration      consistent with investment in U.S. government and
U.S. Government Fund            government agency securities. Under normal market
                                conditions, at least 80% of the Fund's net assets are
                                invested in securities issued or guaranteed as to
                                principal and interest by the U.S. government, its
                                agencies or instrumentalities.

RiverSource Variable            Long-term capital growth. Under normal market           RiverSource Investments, LLC,
Portfolio - Small Cap           conditions, at least 80% of the Fund's net assets are   adviser; Kenwood Capital Management
Advantage Fund                  invested in equity securities of companies with         LLC, subadviser
                                market capitalization of up to $2 billion or that
                                fall within the range of the Russell 2000(R) Index at
                                the time of investment.

RiverSource Variable            Long-term capital appreciation. Under normal market     RiverSource Investments, LLC,
Portfolio - Small Cap Value     conditions, at least 80% of the Fund's net assets       adviser; River Road Asset Management,
Fund                            will be invested in small cap companies with market     LLC, Donald Smith & Co., Inc.,
                                capitalization, at the time of investment, of up to     Franklin Portfolio Associates LLC and
                                $2.5 billion or that fall within the range of the       Barrow, Hanley, Mewhinney & Strauss,
                                Russell 2000(R) Value Index.                            Inc., subadvisers.

Van Kampen Life Investment      Capital growth and income through investments in        Van Kampen Asset Management
Trust Comstock Portfolio,       equity securities, including common stocks, preferred
Class II Shares                 stocks and securities convertible into common and
                                preferred stocks. The Portfolio emphasizes value
                                style of investing seeking well-established,
                                undervalued companies believed by the Portfolio's
                                investment adviser to possess the potential for
                                capital growth and income.



24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

             FUND                         INVESTMENT OBJECTIVE AND POLICIES                       INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global           Current income and capital appreciation. Invests        Morgan Stanley Investment Management
Real Estate Portfolio,          primarily in equity securities of companies in the      Inc., doing business as Van Kampen,
Class II Shares                 real estate industry located throughout the world,      adviser; Morgan Stanley Investment
                                including real estate operating companies, real         Management Limited and Morgan Stanley
                                estate investment trusts and foreign real estate        Investment Management Company,
                                companies.                                              sub-advisers

Van Kampen UIF Mid Cap Growth   Long-term capital growth. Invests primarily in          Morgan Stanley Investment Management
Portfolio, Class II  Shares     growth-oriented equity securities of U.S. mid cap       Inc., doing business as Van Kampen.
                                companies and foreign companies, including emerging
                                market securities.

Wanger International Small      Long-term growth of capital. Invests primarily in       Columbia Wanger Asset Management,
Cap                             stocks of companies based outside the U.S. with         L.P.
                                market capitalizations of less than $5 billion at
                                time of initial purchase.

Wanger U.S. Smaller Companies   Long-term growth of capital. Invests primarily in       Columbia Wanger Asset Management,
                                stocks of small- and medium-size U.S. companies with    L.P.
                                market capitalizations of less than $5 billion at
                                time of initial purchase.

Wells Fargo Advantage VT        Long-term total return, consisting of capital           Wells Fargo Funds Management, LLC,
Asset Allocation Fund           appreciation and current income. We seek to achieve     adviser; Wells Capital Management
                                the Portfolio's investment objective by allocating      Incorporated, subadviser.
                                60% of its assets to equity securities and 40% of its
                                assets to fixed income securities.

Wells Fargo Advantage VT        Long-term capital appreciation. Invests in equity       Wells Fargo Funds Management, LLC,
International Core Fund         securities of non-U.S. companies that we believe have   adviser; Wells Capital Management
                                strong growth potential and offer good value relative   Incorporated, subadviser.
                                to similar investments. We invest primarily in
                                developed countries, but may invest in emerging
                                markets.

Wells Fargo Advantage VT        Long-term capital appreciation. Invests principally     Wells Fargo Funds Management, LLC,
Opportunity Fund                in equity securities of medium-capitalization           adviser; Wells Capital Management
                                companies, defined as those within the range of         Incorporated, subadviser.
                                market capitalizations of companies in the Russell
                                Midcap(R) Index. We reserve the right to hedge the
                                portfolio's foreign currency exposure by purchasing
                                or selling currency futures and foreign currency
                                forward contracts. However, under normal
                                circumstances, we will not engage in extensive
                                foreign currency hedging.

Wells Fargo Advantage VT        Long-term capital appreciation. Invests principally     Wells Fargo Funds Management, LLC,
Small Cap Growth Fund           in equity securities of small-capitalization            adviser; Wells Capital Management
                                companies that we believe have above-average growth     Incorporated, subadviser.
                                potential. We define small-capitalization companies
                                as those with market capitalizations at the time of
                                purchase of less than $2 billion.



25 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments, purchase payment credits and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and the RiverSource Life of NY's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in even 1% increments. For contracts issued on or after July 1, 2003, the amount of any purchase payment allocated to the fixed account cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect.

We applied your initial purchase payment and purchase payment credits to the fixed account and subaccounts you selected within two business days after we received it at our home office.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o    no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.


26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:
      $23.08 biweekly, or
      $50 per month

                                                RAVA ADVANTAGE    RAVA SELECT
   If paying by any other method:
      initial payment for qualified annuities       $1,000          $ 2,000
      initial payment for nonqualified
         annuities                                   2,000           10,000
      for any additional payments                       50               50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2) based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                RAVA ADVANTAGE    RAVA SELECT
      through age 85                               100,000          100,000
      for ages 86 to 89                             50,000           50,000

(2) These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN
We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.


27 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PURCHASE PAYMENT CREDITS

For RAVA Advantage:

For RAVA Advantage, we add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

FOR RAVA SELECT:

For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

Expenses under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credit may be more than offset by the additional charges associated with it. Because of higher charges, you may be worse off purchasing this contract with the credit than purchasing other contracts. We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                             RAVA ADVANTAGE   RAVA SELECT
For nonqualified annuities        0.95%           1.20%
For qualified annuities           0.75%           1.00%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live.

If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses.

We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25%(2) of your variable account contract value of RAVA Advantage or RAVA Select. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender.

For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without incurring a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

o    10% of the contract value on the prior contract anniversary, and

o    current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.


29 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA, We do not assess a surrender charge on the TFA.

2. Next, we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

NUMBER OF COMPLETED YEARS FROM
 DATE OF EACH PURCHASE PAYMENT   SURRENDER CHARGE PERCENTAGE
               0                               7%
               1                               7
               2                               7
               3                               6
               4                               5
               5                               4
               6                               2
               7                               0

SURRENDER CHARGE UNDER RAVA SELECT:

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1.   First, we surrender the TFA, We do not assess a surrender charge on TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

CONTRACT YEAR   SURRENDER CHARGE PERCENTAGE
1                           7%
2                           7
3                           7
Thereafter                  0

PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

PARTIAL SURRENDER CHARGE CALCULATION EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

    AMOUNT REQUESTED           $1,000
-----------------------   OR   ------ = $1,075.27
1.00 - SURRENDER CHARGE         .93

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV charge.


30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract:

o    We received these payments:

     o    $10,000 paid on the contract date;

     o    $8,000 paid during the sixth contract year;

     o    $6,000 paid during the eighth contract year; and

o The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

o    The contract value was $28,000 on the ninth contract anniversary.


SURRENDER
 CHARGE     EXPLANATION
  $  0      $2,500 is contract earnings surrendered without charge; and

     0 $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).
            (10% x $28,000) = $2,800 - $2,500 = $300

     0 $10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

   480 $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment;

   420      $6,000 purchase payment is surrendered with a 7% surrender charge since there have been 1 completed year from date of purchase payment.
  ----
  $900

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                     ASSUMED INVESTMENT RATE
                                           3.50%   5.00%
Qualified annuity discount rate            4.72%   6.22%
Nonqualified annuity discount rate         4.92%   6.42%

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distributions for the specific contract in force;

o contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

o    amounts we refund to you during the free look period*; and

o    death benefits.*

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


31 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge; and

o    minus any prorated portion of the MAV rider fee (if selected).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for the MAV rider.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

and a deduction of:

o    a prorated portion of the contract administrative charge; and/or

o    a prorated portion of the MAV rider fee (if selected).

Accumulation unit values will fluctuate due to:

o    changes in fund net asset value;

o    fund dividends distributed to the subaccounts;

o    fund capital gains or losses;

o    fund operating expenses; and

o    mortality and expense risk fees.


32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                   NUMBER
                                        AMOUNT    ACCUMULATION    OF UNITS
                               MONTH   INVESTED    UNIT VALUE    PURCHASED
By investing an equal number    Jan      $100          $20          5.00
of dollars each month           Feb       100           18          5.56
you automatically buy           Mar       100           17          5.88
more units when the
per unit market price is low    Apr       100           15          6.67
                                May       100           16          6.25
                                Jun       100           18          5.56
                                Jul       100           17          5.88
and fewer units                 Aug       100           19          5.26
when the per unit
market price is high.           Sept      100           21          4.76
                                Oct       100           20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


33 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFERRING AMONG ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKETING TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:



34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o    requiring transfer requests to be submitted only by first-class U.S.
     mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o    not accepting telephone or electronic transfer requests;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o    limiting the dollar amount that you may transfer at any one time; or

o    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


35 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER
1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders: Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 By automated transfers and automated partial surrenders

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders: $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

3 By telephone

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)
(518) 869-8613


36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MINIMUM AMOUNT

Transfers or surrenders: $250 or entire contract balance

MAXIMUM AMOUNT

Transfers: Contract value or entire account balance
Surrenders: $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

1 By regular or express mail

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire

o    request that payment be wired to your bank;

o    bank account must be in the same ownership as your contract; and

o    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     o the surrender amount includes a purchase payment check that has not cleared;

     o    the NYSE is closed, except for normal holiday and weekend closings;

     o    trading on the NYSE is restricted, according to SEC rules;

     o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     o the SEC permits us to delay payment for the protection of security holders.


37 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     o     you are at least age 59 1/2;

     o     you are disabled as defined in the Code;

     o    you severed employment with the employer who purchased the contract;
          or

     o     the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) when rider continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o    contract value;

o    purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o    contract value; or

o    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                    PS X DB
                                    -------
                                      CV

          PS = the partial surrender including any applicable surrender charge.

          DB = is the death benefit on the date of (but prior to) the partial surrender.

          CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

o    You purchase the contract with a payment of $20,000.

o    On the sixth contract anniversary the contract value grows to $30,000.

o During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

          We calculate the death benefit as follows:

          The contract value on the most recent sixth contract anniversary:               $30,000.00
          plus purchase payments made since that anniversary:                                  +0.00
          minus adjusted partial surrenders taken since that anniversary calculated as:

          $1,500 x $30,000
          ----------------
              $28,000                                                                      -1,607.14
                                                                                          ----------
          for a death benefit of:                                                         $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.


39 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

     o payouts begin no later than one year following the year of your death; and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o    contract value; or

o    purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.


40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLE

o    You purchase the contract (with the MAV rider) with a payment of $20,000.

o    On the first contract anniversary the contract value grows to $24,000.

o During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

          Greatest of your contract anniversary contract values:   $24,000
          plus purchase payments made since that anniversary:        +0
          minus adjusted partial surrenders, calculated as:
          $1,500 x $24,000 =
          ----------------
               $22,000                                              -1,636
                                                                   -------
          for a death benefit of:                                  $22,364

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


41 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

o PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.


42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the annuity value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


43 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death or in the event of non-natural ownership, the death of annuitant;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o    if it is allocable to an investment before Aug. 14, 1982; or

o if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity (except a Roth IRA), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is an RMD as defined under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o    to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


45 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect.

We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.



46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



47 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                          2006     2005     2004     2003    2002    2001  2000
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                             $  1.07  $  0.99  $  0.94  $  0.73  $ 0.98  $1.00   --
Accumulation unit value at end of period                                   $  1.12  $  1.07  $  0.99  $  0.94  $ 0.73  $0.98   --
Number of accumulation units outstanding at end of period (000 omitted)      5,571    7,136    1,822      765     424    114   --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                             $  1.27  $  1.17  $  1.02  $  0.76  $ 0.98  $1.00   --
Accumulation unit value at end of period                                   $  1.47  $  1.27  $  1.17  $  1.02  $ 0.76  $0.98   --
Number of accumulation units outstanding at end of period (000 omitted)      1,132    1,066    1,023      738     426     65   --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                             $  1.10  $  1.00  $  0.89  $  0.65  $ 0.96  $1.00   --
Accumulation unit value at end of period                                   $  1.27  $  1.10  $  1.00  $  0.89  $ 0.65  $0.96   --
Number of accumulation units outstanding at end of period (000 omitted)        379      539      508      523     350    166   --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                             $  1.19  $  1.14  $  1.05  $  0.82  $ 0.97  $1.00   --
Accumulation unit value at end of period                                   $  1.38  $  1.19  $  1.14  $  1.05  $ 0.82  $0.97   --
Number of accumulation units outstanding at end of period (000 omitted)        540      472      569      482     337    123   --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --       --       --      --     --   --
Accumulation unit value at end of period                                   $  1.02       --       --       --      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)      1,896       --       --       --      --     --   --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                             $  0.73  $  0.72  $  0.69  $  0.48  $ 0.91  $1.00   --
Accumulation unit value at end of period                                   $  0.80  $  0.73  $  0.72  $  0.69  $ 0.48  $0.91   --
Number of accumulation units outstanding at end of period (000 omitted)      1,350    1,704      718      403     215     92   --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                             $  1.06  $  1.00       --       --      --     --   --
Accumulation unit value at end of period                                   $  1.14  $  1.06       --       --      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)        746      160       --       --      --     --   --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                             $  1.12  $  1.08  $  0.98  $  0.74  $ 0.97  $1.00   --
Accumulation unit value at end of period                                   $  1.30  $  1.12  $  1.08  $  0.98  $ 0.74  $0.97   --
Number of accumulation units outstanding at end of period (000 omitted)     10,042   10,828    9,073    5,594   2,924    307   --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                             $  1.88  $  1.63  $  1.31  $  0.92  $ 0.98  $1.00   --
Accumulation unit value at end of period                                   $  2.52  $  1.88  $  1.63  $  1.31  $ 0.92  $0.98   --
Number of accumulation units outstanding at end of period (000 omitted)     11,404    9,163    4,351    2,161     643     38   --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                             $  1.16  $  1.03  $  0.91  $  0.73  $ 0.93  $1.00   --
Accumulation unit value at end of period                                   $  1.44  $  1.16  $  1.03  $  0.91  $ 0.73  $0.93   --
Number of accumulation units outstanding at end of period (000 omitted)      1,718    1,659    1,408      938     559    119   --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                             $  1.04  $  1.00       --       --      --     --   --
Accumulation unit value at end of period                                   $  0.99  $  1.04       --       --      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)      4,333      941       --       --      --     --   --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                             $  1.35  $  1.30  $  1.15  $  0.90  $ 1.04  $1.00   --
Accumulation unit value at end of period                                   $  1.59  $  1.35  $  1.30  $  1.15  $ 0.90  $1.04   --
Number of accumulation units outstanding at end of period (000 omitted)     10,957   10,497    6,900    4,207   2,339    719   --
----------------------------------------------------------------------------------------------------------------------------------



48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                          2006     2005     2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                             $  1.00  $  0.95  $  0.88  $ 0.75  $ 0.86  $ 0.93  $1.00
Accumulation unit value at end of period                                   $  1.08  $  1.00  $  0.95  $ 0.88  $ 0.75  $ 0.86  $0.93
Number of accumulation units outstanding at end of period (000 omitted)      1,455    1,195      895     475     348     124     --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --       --      --      --      --     --
Accumulation unit value at end of period                                   $  1.02       --       --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      7,246       --       --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
CLASS B (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --       --      --      --      --     --
Accumulation unit value at end of period                                   $  1.07       --       --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      3,548       --       --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --       --      --      --      --     --
Accumulation unit value at end of period                                   $  0.97       --       --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      2,782       --       --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --       --      --      --      --     --
Accumulation unit value at end of period                                   $  1.03       --       --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      6,662       --       --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                             $  1.00  $  0.93  $  0.86  $ 0.83      --      --     --
Accumulation unit value at end of period                                   $  1.12  $  1.00  $  0.93  $ 0.86      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      1,349    1,489    1,266     885      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                             $  1.00       --       --      --      --      --     --
Accumulation unit value at end of period                                   $  1.03       --       --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     14,295       --       --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                             $  1.13  $  1.06  $  1.01  $ 0.82  $ 1.00  $ 1.00     --
Accumulation unit value at end of period                                   $  1.26  $  1.13  $  1.06  $ 1.01  $ 0.82  $ 1.00     --
Number of accumulation units outstanding at end of period (000 omitted)     12,329   13,335   11,997   6,872   2,998     502     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                             $  1.85  $  1.58  $  1.27  $ 0.93  $ 1.04  $ 1.00     --
Accumulation unit value at end of period                                   $  2.06  $  1.85  $  1.58  $ 1.27  $ 0.93  $ 1.04     --
Number of accumulation units outstanding at end of period (000 omitted)     17,466   16,249   12,408   7,511   3,349     588     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                             $  1.40  $  1.19  $  1.06  $ 0.75  $ 0.95  $ 1.00     --
Accumulation unit value at end of period                                   $  1.64  $  1.40  $  1.19  $ 1.06  $ 0.75  $ 0.95     --
Number of accumulation units outstanding at end of period (000 omitted)      5,781    5,952    5,831   2,326     836     149     --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Global Real Estate Securities Fund - Class 2 (9/29/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $  2.23  $  1.98  $  1.51  $ 1.12  $ 1.11  $ 1.04  $1.00
Accumulation unit value at end of period                                   $  2.67  $  2.23  $  1.98  $ 1.51  $ 1.12  $ 1.11  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      8,096    9,097    7,490   4,889   2,603   1,003    137
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                             $  1.92  $  1.78  $  1.45  $ 1.10  $ 1.23  $ 1.09  $1.00
Accumulation unit value at end of period                                   $  2.23  $  1.92  $  1.78  $ 1.45  $ 1.10  $ 1.23  $1.09
Number of accumulation units outstanding at end of period (000 omitted)      5,190    5,121    3,861   2,159   1,333     350     18
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                             $  1.29  $  1.17  $  1.05  $ 0.85  $ 0.97  $ 1.00     --
Accumulation unit value at end of period                                   $  1.51  $  1.29  $  1.17  $ 1.05  $ 0.85  $ 0.97     --
Number of accumulation units outstanding at end of period (000 omitted)      9,112    7,513    4,483   2,574     801     155     --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/29/2000)
Accumulation unit value at beginning of period                             $  2.09  $  1.86  $  1.49  $ 1.17  $ 1.24  $ 1.11  $1.00
Accumulation unit value at end of period                                   $  2.40  $  2.09  $  1.86  $ 1.49  $ 1.17  $ 1.24  $1.11
Number of accumulation units outstanding at end of period (000 omitted)     10,266   10,617    6,770   4,304   2,280     796     37
-----------------------------------------------------------------------------------------------------------------------------------



49 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                            2006     2005    2004    2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.95  $  0.90  $ 0.79  $ 0.62  $ 0.79  $ 0.91  $1.00
Accumulation unit value at end of period                                     $  1.07  $  0.95  $ 0.90  $ 0.79  $ 0.62  $ 0.79  $0.91
Number of accumulation units outstanding at end of period (000 omitted)       10,535   11,511   4,998   3,397   2,661   1,788    266
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.41  $  0.37  $ 0.37  $ 0.26  $ 0.44  $ 0.71  $1.00
Accumulation unit value at end of period                                     $  0.44  $  0.41  $ 0.37  $ 0.37  $ 0.26  $ 0.44  $0.71
Number of accumulation units outstanding at end of period (000 omitted)        1,138    1,248   1,311   1,434   1,198   1,061    219
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
(9/29/2000)
Accumulation unit value at beginning of period                               $  1.00  $  0.77  $ 0.65  $ 0.49  $ 0.66  $ 0.87  $1.00
Accumulation unit value at end of period                                     $  1.46  $  1.00  $ 0.77  $ 0.65  $ 0.49  $ 0.66  $0.87
Number of accumulation units outstanding at end of period (000 omitted)        4,995    5,056   5,176   4,688   3,862   2,494    539
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES
(9/29/2000)
Accumulation unit value at beginning of period                               $  1.06  $  0.96  $ 0.84  $ 0.66  $ 0.75  $ 1.00  $1.00
Accumulation unit value at end of period                                     $  1.29  $  1.06  $ 0.96  $ 0.84  $ 0.66  $ 0.75  $1.00
Number of accumulation units outstanding at end of period (000 omitted)        3,395    3,903   3,187   2,168     777     352     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.63  $  0.61  $ 0.57  $ 0.47  $ 0.65  $ 0.87  $1.00
Accumulation unit value at end of period                                     $  0.68  $  0.63  $ 0.61  $ 0.57  $ 0.47  $ 0.65  $0.87
Number of accumulation units outstanding at end of period (000 omitted)        7,893    8,647   7,097   5,911   4,123   2,296    695
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.83  $  0.80  $ 0.76  $ 0.57  $ 0.85  $ 0.90  $1.00
Accumulation unit value at end of period                                     $  0.94  $  0.83  $ 0.80  $ 0.76  $ 0.57  $ 0.85  $0.90
Number of accumulation units outstanding at end of period (000 omitted)        4,031    4,783   5,498   5,373   4,442   2,760    479
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                               $  1.37  $  1.18  $ 0.92  $ 0.68  $ 0.89  $ 1.00     --
Accumulation unit value at end of period                                     $  1.78  $  1.37  $ 1.18  $ 0.92  $ 0.68  $ 0.89     --
Number of accumulation units outstanding at end of period (000 omitted)        3,617    2,792   1,406     718     283     112     --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO
(CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00     --      --        --      --      --     --
Accumulation unit value at end of period                                     $  1.04     --      --        --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        3,236     --      --        --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.21  $  1.07  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                     $  1.41  $  1.21  $ 1.07      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        3,158    1,793      45      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.14  $  1.05  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                     $  1.30  $  1.14  $ 1.05      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        1,204      468      15      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.04  $  1.02  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                     $  1.11  $  1.04  $ 1.02      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       20,585    9,132     152      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00       --    --        --      --      --     --
Accumulation unit value at end of period                                     $  1.04       --    --        --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        9,475       --    --        --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  1.19  $  1.14  $ 0.99  $ 0.81  $ 0.97  $ 1.00     --
Accumulation unit value at end of period                                     $  1.44  $  1.19  $ 1.14  $ 0.99  $ 0.81  $ 0.97     --
Number of accumulation units outstanding at end of period (000 omitted)        3,381    3,591   3,280   2,202     699      22     --
------------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period                               $  1.00       --    --        --      --      --     --
Accumulation unit value at end of period                                     $  1.01       --    --        --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)          623       --    --        --      --      --     --

* PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES REORGANIZED INTO PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES ON
DEC. 15, 2006.

------------------------------------------------------------------------------------------------------------------------------------



50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                       2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $  1.09  $  0.97  $  0.91  $  0.78  $  0.98  $  1.00      --
Accumulation unit value at end of period                                $  1.11  $  1.09  $  0.97  $  0.91  $  0.78  $  0.98      --
Number of accumulation units outstanding at end of period (000 omitted)   1,397    1,837    1,481    1,270      748      169      --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                          $  1.29  $  1.15  $  1.00  $  0.78  $  0.96    $1.00      --
Accumulation unit value at end of period                                $  1.63  $  1.29  $  1.15  $  1.00  $  0.78    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)   2,803    3,193    3,359    3,718    2,109      364      --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                          $  0.62  $  0.56  $  0.48  $  0.36  $  0.52  $  0.79  $ 1.00
Accumulation unit value at end of period                                $  0.65  $  0.62  $  0.56  $  0.48  $  0.36  $  0.52  $ 0.79
Number of accumulation units outstanding at end of period (000 omitted)   2,464    2,910    3,132    3,452    3,552    3,407     767
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  0.98  $  0.95  $  0.87  $  0.73  $  0.84  $  0.95  $ 1.00
Accumulation unit value at end of period                                $  1.11  $  0.98  $  0.95  $  0.87  $  0.73  $  0.84  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)   2,359    2,268    2,153    1,566    1,122      988     129
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
Accumulation unit value at beginning of period                          $  1.06  $  1.04  $  1.04  $  1.04  $  1.04  $  1.01  $ 1.00
Accumulation unit value at end of period                                $  1.10  $  1.06  $  1.04  $  1.04  $  1.04  $  1.04  $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)  14,587   10,666   11,956   12,254   15,264   14,112   3,674

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.74% AND
3.81%, RESPECTIVELY.

------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                          $  1.02  $  1.01  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $  1.05  $  1.02  $  1.01       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)   1,271      898       36       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.25  $  1.23  $  1.19  $  1.14  $  1.09  $  1.02  $ 1.00
Accumulation unit value at end of period                                $  1.29  $  1.25  $  1.23  $  1.19  $  1.14  $  1.09  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)  31,453   19,926   12,488   10,290    7,749    3,860     476
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(9/29/2000)
Accumulation unit value at beginning of period                          $  1.50  $  1.33  $  1.14  $  0.81  $  1.01  $  1.00  $ 1.00
Accumulation unit value at end of period                                $  1.78  $  1.50  $  1.33  $  1.14  $  0.81  $  1.01  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)  25,790   17,139   10,241    4,410    2,358    1,089      17
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.85  $  1.39  $  1.13  $  0.81  $  0.87  $  0.88  $ 1.00
Accumulation unit value at end of period                                $  2.46  $  1.85  $  1.39  $  1.13  $  0.81  $  0.87  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)   3,067    2,792      711      217      149      100       7
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                          $  1.00       --       --       --       --       --      --
Accumulation unit value at end of period                                $  1.09       --       --       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)   7,764       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.39  $  1.47  $  1.35  $  1.20  $  1.05  $  1.05  $ 1.00
Accumulation unit value at end of period                                $  1.47  $  1.39  $  1.47  $  1.35  $  1.20  $  1.05  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)   9,253    6,917    4,157    2,454    1,346      529      95
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                          $  1.04  $  1.02  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $  1.04  $  1.04  $  1.02       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)  10,578    6,543       21       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  0.54  $  0.50  $  0.47  $  0.39  $  0.53  $  0.77  $ 1.00
Accumulation unit value at end of period                                $  0.60  $  0.54  $  0.50  $  0.47  $  0.39  $  0.53  $ 0.77
Number of accumulation units outstanding at end of period (000 omitted)  12,217   13,724    6,535    5,159    3,200    2,185     741
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.28  $  1.24  $  1.12  $  0.90  $  0.97  $  0.93  $ 1.00
Accumulation unit value at end of period                                $  1.40  $  1.28  $  1.24  $  1.12  $  0.90  $  0.97  $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)  14,822   16,084   14,646    9,939    5,182    2,596     465
------------------------------------------------------------------------------------------------------------------------------------



51 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2006     2005     2004     2003   2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                              $  1.03  $  1.01  $  1.00      --      --      --     --
Accumulation unit value at end of period                                    $  1.11  $  1.03  $  1.01      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       6,653    1,815        6      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(9/29/2000)
Accumulation unit value at beginning of period                              $  0.87  $  0.77  $  0.66  $ 0.52  $ 0.64  $ 0.91  $1.00
Accumulation unit value at end of period                                    $  1.07  $  0.87  $  0.77  $ 0.66  $ 0.52  $ 0.64  $0.91
Number of accumulation units outstanding at end of period (000 omitted)       3,257    3,145    2,082     359     191     182     13
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/29/2000)
Accumulation unit value at beginning of period                              $  0.78  $  0.74  $  0.71  $ 0.55  $ 0.71  $ 0.88  $1.00
Accumulation unit value at end of period                                    $  0.90  $  0.78  $  0.74  $ 0.71  $ 0.55  $ 0.71  $0.88
Number of accumulation units outstanding at end of period (000 omitted)      19,411   11,370    2,982     815     363     339    110
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                              $  1.07  $  1.03  $  1.00      --      --      --     --
Accumulation unit value at end of period                                    $  1.27  $  1.07  $  1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         187       70       --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                              $  1.23  $  1.12  $  1.04  $ 0.85  $ 1.00  $ 1.00     --
Accumulation unit value at end of period                                    $  1.22  $  1.23  $  1.12  $ 1.04  $ 0.85  $ 1.00     --
Number of accumulation units outstanding at end of period (000 omitted)       1,560    1,403    1,420     998     351      86     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                              $  1.19  $  1.00       --      --      --      --     --
Accumulation unit value at end of period                                    $  1.36  $  1.19       --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       5,108      351       --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
Accumulation unit value at beginning of period                              $  0.89  $  0.85  $  0.78  $ 0.61  $ 0.80  $ 0.92  $1.00
Accumulation unit value at end of period                                    $  1.01  $  0.89  $  0.85  $ 0.78  $ 0.61  $ 0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)       8,282    8,983    9,237   6,233   3,963   2,214    129
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                              $  1.04  $  1.04  $  1.00      --      --      --     --
Accumulation unit value at end of period                                    $  1.20  $  1.04  $  1.04      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         381      339       45      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(9/29/2000)
Accumulation unit value at beginning of period                              $  1.16  $  1.15  $  1.15  $ 1.14  $ 1.09  $ 1.03  $1.00
Accumulation unit value at end of period                                    $  1.19  $  1.16  $  1.15  $ 1.15  $ 1.14  $ 1.09  $1.03
Number of accumulation units outstanding at end of period (000 omitted)       9,055   10,771   11,923   9,919   8,720   2,737    252
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
Accumulation unit value at beginning of period                              $  1.30  $  1.25  $  1.06  $ 0.72  $ 0.88  $ 0.95  $1.00
Accumulation unit value at end of period                                    $  1.44  $  1.30  $  1.25  $ 1.06  $ 0.72  $ 0.88  $0.95
Number of accumulation units outstanding at end of period (000 omitted)       2,442    3,007    2,896   1,716     913     440     65
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
Accumulation unit value at beginning of period                              $  1.60  $  1.52  $  1.28  $ 0.93  $ 1.07  $ 1.00     --
Accumulation unit value at end of period                                    $  1.91  $  1.60  $  1.52  $ 1.28  $ 0.93  $ 1.07     --
Number of accumulation units outstanding at end of period (000 omitted)       7,149    7,106    4,860   4,184   2,710     606     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(11/15/2004)
Accumulation unit value at beginning of period                              $  1.07  $  1.03  $  1.00      --      --      --     --
Accumulation unit value at end of period                                    $  1.23  $  1.07  $  1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      13,974   10,069       65      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                              $  1.00       --       --      --      --      --     --
Accumulation unit value at end of period                                    $  1.23       --       --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       2,781       --       --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                              $  1.00       --       --      --      --      --     --
Accumulation unit value at end of period                                    $  0.99       --       --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       2,389       --       --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------



52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2006     2005     2004     2003   2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                              $  1.24  $  1.03  $  0.80  $ 0.54  $ 0.63  $ 0.80  $1.00
Accumulation unit value at end of period                                    $  1.69  $  1.24  $  1.03  $ 0.80  $ 0.54  $ 0.63  $0.80
Number of accumulation units outstanding at end of period (000 omitted)      12,711   11,740    7,114   4,070   1,930     833    190
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                              $  1.73  $  1.56  $  1.33  $ 0.94  $ 1.13  $ 1.03  $1.00
Accumulation unit value at end of period                                    $  1.85  $  1.73  $  1.56  $ 1.33  $ 0.94  $ 1.13  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      14,502   14,569   10,599   6,621   2,942     855     77
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2001)
Accumulation unit value at beginning of period                              $  1.15  $  1.10  $  1.02  $ 0.84  $ 0.97  $ 1.00     --
Accumulation unit value at end of period                                    $  1.28  $  1.15  $  1.10  $ 1.02  $ 0.84  $ 0.97     --
Number of accumulation units outstanding at end of period (000 omitted)       2,477    2,532    2,515   2,471   2,188   1,255     --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2001)
Accumulation unit value at beginning of period                              $  1.06  $  0.98  $  0.90  $ 0.69  $ 0.90  $ 1.00     --
Accumulation unit value at end of period                                    $  1.28  $  1.06  $  0.98  $ 0.90  $ 0.69  $ 0.90     --
Number of accumulation units outstanding at end of period (000 omitted)       1,118    1,247    1,438     938     461      65     --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period                              $  1.22  $  1.14  $  0.97  $ 0.72  $ 0.99  $ 1.00     --
Accumulation unit value at end of period                                    $  1.36  $  1.22  $  1.14  $ 0.97  $ 0.72  $ 0.99     --
Number of accumulation units outstanding at end of period (000 omitted)       1,281    1,387    1,549   1,450     884     232     --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                              $  0.97  $  0.92  $  0.81  $ 0.58  $ 0.94  $ 1.00     --
Accumulation unit value at end of period                                    $  1.18  $  0.97  $  0.92  $ 0.81  $ 0.58  $ 0.94     --
Number of accumulation units outstanding at end of period (000 omitted)       1,762    1,473    1,593   1,080     587     140     --
------------------------------------------------------------------------------------------------------------------------------------



53 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                          2006    2005    2004    2003    2002    2001   2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                              $ 1.06  $ 0.98  $ 0.93  $ 0.73  $ 0.98  $1.00     --
Accumulation unit value at end of period                                    $ 1.11  $ 1.06  $ 0.98  $ 0.93  $ 0.73  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)      3,202   3,245   1,172     537     373     70     --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                              $ 1.26  $ 1.16  $ 1.02  $ 0.76  $ 0.98  $1.00     --
Accumulation unit value at end of period                                    $ 1.45  $ 1.26  $ 1.16  $ 1.02  $ 0.76  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)        711     686     562     313     250     67     --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                              $ 1.09  $ 0.99  $ 0.88  $ 0.65  $ 0.96  $1.00     --
Accumulation unit value at end of period                                    $ 1.25  $ 1.09  $ 0.99  $ 0.88  $ 0.65  $0.96     --
Number of accumulation units outstanding at end of period (000 omitted)        407     449     466     469     371    201     --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                              $ 1.18  $ 1.13  $ 1.05  $ 0.82  $ 0.97  $1.00     --
Accumulation unit value at end of period                                    $ 1.36  $ 1.18  $ 1.13  $ 1.05  $ 0.82  $0.97     --
Number of accumulation units outstanding at end of period (000 omitted)        473     529     622     467     306     90     --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                    $ 1.02      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        892      --      --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                              $ 0.72  $ 0.71  $ 0.69  $ 0.48  $ 0.91  $1.00     --
Accumulation unit value at end of period                                    $ 0.79  $ 0.72  $ 0.71  $ 0.69  $ 0.48  $0.91     --
Number of accumulation units outstanding at end of period (000 omitted)        977     995     735     533     241     63     --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                              $ 1.06  $ 1.00      --      --      --     --     --
Accumulation unit value at end of period                                    $ 1.14  $ 1.06      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        302      65      --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                              $ 1.11  $ 1.07  $ 0.97  $ 0.74  $ 0.96  $1.00     --
Accumulation unit value at end of period                                    $ 1.29  $ 1.11  $ 1.07  $ 0.97  $ 0.74  $0.96     --
Number of accumulation units outstanding at end of period (000 omitted)      5,777   6,121   5,022   3,923   2,930    730     --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                              $ 1.86  $ 1.61  $ 1.31  $ 0.92  $ 0.98  $1.00     --
Accumulation unit value at end of period                                    $ 2.49  $ 1.86  $ 1.61  $ 1.31  $ 0.92  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)      6,633   5,012   2,202   1,112     400     29     --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                              $ 1.15  $ 1.03  $ 0.90  $ 0.73  $ 0.93  $1.00     --
Accumulation unit value at end of period                                    $ 1.42  $ 1.15  $ 1.03  $ 0.90  $ 0.73  $0.93     --
Number of accumulation units outstanding at end of period (000 omitted)      1,664   1,703   1,507   1,149     700    152     --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                              $ 1.04  $ 1.00      --      --      --     --     --
Accumulation unit value at end of period                                    $ 0.99  $ 1.04      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      1,987     389      --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                              $ 1.34  $ 1.29  $ 1.14  $ 0.89  $ 1.04  $1.00     --
Accumulation unit value at end of period                                    $ 1.57  $ 1.34  $ 1.29  $ 1.14  $ 0.89  $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)      6,789   7,188   5,304   3,657   2,579    848     --
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                              $ 0.99  $ 0.94  $ 0.88  $ 0.74  $ 0.86  $0.93  $1.00
Accumulation unit value at end of period                                    $ 1.06  $ 0.99  $ 0.94  $ 0.88  $ 0.74  $0.86  $0.93
Number of accumulation units outstanding at end of period (000 omitted)      1,878   1,638     959     544     311    289     15
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                    $ 1.02      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      3,929      --      --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------------



54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2006     2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
CLASS B (5/1/2006)
Accumulation unit value at beginning of period                              $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                    $  1.07       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       1,770       --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                              $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                    $  0.97       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       1,558       --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                              $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                    $  1.03       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       3,669       --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                              $  1.00  $  0.92  $ 0.86  $ 0.82      --      --     --
Accumulation unit value at end of period                                    $  1.11  $  1.00  $ 0.92  $ 0.86      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         843      966     846     596      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                              $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                    $  1.03       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       7,042       --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                              $  1.12  $  1.05  $ 1.00  $ 0.82  $ 1.00  $ 1.00     --
Accumulation unit value at end of period                                    $  1.25  $  1.12  $ 1.05  $ 1.00  $ 0.82  $ 1.00     --
Number of accumulation units outstanding at end of period (000 omitted)       9,099    9,746   8,735   6,117   3,320     583     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                              $  1.83  $  1.57  $ 1.27  $ 0.93  $ 1.04  $ 1.00     --
Accumulation unit value at end of period                                    $  2.04  $  1.83  $ 1.57  $ 1.27  $ 0.93  $ 1.04     --
Number of accumulation units outstanding at end of period (000 omitted)      10,749   10,285   8,137   5,236   3,151     536     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                              $  1.39  $  1.18  $ 1.05  $ 0.74  $ 0.95  $ 1.00     --
Accumulation unit value at end of period                                    $  1.62  $  1.39  $ 1.18  $ 1.05  $ 0.74  $ 0.95     --
Number of accumulation units outstanding at end of period (000 omitted)       3,933    4,012   3,384   1,478     756     101     --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/29/2000)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                              $  2.21  $  1.96  $ 1.50  $ 1.12  $ 1.11  $ 1.04  $1.00
Accumulation unit value at end of period                                    $  2.64  $  2.21  $ 1.96  $ 1.50  $ 1.12  $ 1.11  $1.04
Number of accumulation units outstanding at end of period (000 omitted)       5,455    6,194   5,320   3,834   2,650   1,215    150
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                              $  1.90  $  1.76  $ 1.44  $ 1.10  $ 1.22  $ 1.08  $1.00
Accumulation unit value at end of period                                    $  2.20  $  1.90  $ 1.76  $ 1.44  $ 1.10  $ 1.22  $1.08
Number of accumulation units outstanding at end of period (000 omitted)       3,540    3,470   2,522   1,628     986     410     56
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                              $  1.28  $  1.17  $ 1.04  $ 0.84  $ 0.97  $ 1.00     --
Accumulation unit value at end of period                                    $  1.50  $  1.28  $ 1.17  $ 1.04  $ 0.84  $ 0.97     --
Number of accumulation units outstanding at end of period (000 omitted)       4,583    3,446   2,367   1,668     932     155     --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/29/2000)
Accumulation unit value at beginning of period                              $  2.06  $  1.85  $ 1.48  $ 1.16  $ 1.23  $ 1.11  $1.00
Accumulation unit value at end of period                                    $  2.37  $  2.06  $ 1.85  $ 1.48  $ 1.16  $ 1.23  $1.11
Number of accumulation units outstanding at end of period (000 omitted)       7,397    7,580   5,065   3,549   2,398   1,096    162
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
(9/29/2000)
Accumulation unit value at beginning of period                              $  0.94  $  0.89  $ 0.79  $ 0.61  $ 0.79  $ 0.91  $1.00
Accumulation unit value at end of period                                    $  1.06  $  0.94  $ 0.89  $ 0.79  $ 0.61  $ 0.79  $0.91
Number of accumulation units outstanding at end of period (000 omitted)       7,046    7,488   4,379   2,692   2,301   1,422    202
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                              $  0.41  $  0.37  $ 0.37  $ 0.26  $ 0.44  $ 0.71  $1.00
Accumulation unit value at end of period                                    $  0.44  $  0.41  $ 0.37  $ 0.37  $ 0.26  $ 0.44  $0.71
Number of accumulation units outstanding at end of period (000 omitted)       1,145    1,143   1,305   1,427   1,276   1,190    260
-----------------------------------------------------------------------------------------------------------------------------------



55 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2006     2005     2004     2003     2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
(9/29/2000)
Accumulation unit value at beginning of period                            $  0.99  $  0.76  $  0.65  $  0.48  $  0.66  $ 0.87  $1.00
Accumulation unit value at end of period                                  $  1.44  $  0.99  $  0.76  $  0.65  $  0.48  $ 0.66  $0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                               4,123    3,778    3,724    3,654    4,229  3 ,147    640
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES
(9/29/2000)
Accumulation unit value at beginning of period                            $  1.06  $  0.97  $  0.85  $  0.67  $  0.76  $ 1.01  $1.00
Accumulation unit value at end of period                                  $  1.29  $  1.06  $  0.97  $  0.85  $  0.67  $ 0.76  $1.01
Number of accumulation units outstanding at end of period (000 omitted)     3,420    3,932    3,125    1,977      714     498     16
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                            $  0.63  $  0.61  $  0.56  $  0.46  $  0.65  $ 0.87  $1.00
Accumulation unit value at end of period                                  $  0.67  $  0.63  $  0.61  $  0.56  $  0.46  $ 0.65  $0.87
Number of accumulation units outstanding at end of period (000 omitted)     4,618    5,560    5,021    4,726    4,234   3,342    685
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                            $  0.83  $  0.79  $  0.75  $  0.57  $  0.85  $ 0.90  $1.00
Accumulation unit value at end of period                                  $  0.92  $  0.83  $  0.79  $  0.75  $  0.57  $ 0.85  $0.90
Number of accumulation units outstanding at end of period (000 omitted)     2,844    3,667    4,463    4,471    3,982  2 ,670    527
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                            $  1.36  $  1.18  $  0.91  $  0.68  $  0.89  $ 1.00     --
Accumulation unit value at end of period                                  $  1.76  $  1.36  $  1.18  $  0.91  $  0.68  $ 0.89     --
Number of accumulation units outstanding at end of period (000 omitted)     2,801    2,287    1,297      759      512     218     --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO
(CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                            $  1.00       --       --       --       --      --     --
Accumulation unit value at end of period                                  $  1.04       --       --       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,600       --       --       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                            $  1.21  $  1.07  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.41  $  1.21  $  1.07       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,319    1,151       31       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                            $  1.14  $  1.05  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.29  $  1.14  $  1.05       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       883      417       22       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                            $  1.04  $  1.02  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.10  $  1.04  $  1.02       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)    11,811    5,096       84       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                            $  1.00       --       --       --       --      --     --
Accumulation unit value at end of period                                  $  1.04       --       --       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     4,812       --       --       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (8/13/2001)
Accumulation unit value at beginning of period                            $  1.18  $  1.13  $  0.98  $  0.81  $  0.98  $ 1.00     --
Accumulation unit value at end of period                                  $  1.43  $  1.18  $  1.13  $  0.98  $  0.81  $ 0.98     --
Number of accumulation units outstanding at end of period (000 omitted)     1,326    1,502    1,329      801      346      41     --
------------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES*
(12/15/2006)
Accumulation unit value at beginning of period                            $  1.00       --       --       --       --      --     --
Accumulation unit value at end of period                                  $  1.01       --       --       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       314       --       --       --       --      --     --

* PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES REORGANIZED INTO PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES ON
DEC. 15, 2006.

------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                            $  1.08  $  0.96  $  0.91  $  0.77  $  0.98  $ 1.00     --
Accumulation unit value at end of period                                  $  1.10  $  1.08  $  0.96  $  0.91  $  0.77  $ 0.98     --
Number of accumulation units outstanding at end of period (000 omitted)       900      883      817      724      514     219     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                            $  1.27  $  1.15  $  1.00  $  0.78  $  0.96  $ 1.00     --
Accumulation unit value at end of period                                  $  1.61  $  1.27  $  1.15  $  1.00  $  0.78  $ 0.96     --
Number of accumulation units outstanding at end of period (000 omitted)     1,655    2,044    2,305    2,650    1,994     612     --
------------------------------------------------------------------------------------------------------------------------------------



56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE
VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2006     2005     2004     2003     2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                            $  0.62  $  0.55  $  0.47  $  0.36  $  0.52  $ 0.79  $1.00
Accumulation unit value at end of period                                  $  0.64  $  0.62  $  0.55  $  0.47  $  0.36  $ 0.52  $0.79
Number of accumulation units outstanding at end of period (000 omitted)     1,563    2,018    2,390    2,773    3,507  4 ,095  1,162
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
Accumulation unit value at beginning of period                            $  0.97  $  0.94  $  0.86  $  0.73  $  0.84  $ 0.95  $1.00
Accumulation unit value at end of period                                  $  1.09  $  0.97  $  0.94  $  0.86  $  0.73  $ 0.84  $0.95
Number of accumulation units outstanding at end of period (000 omitted)     1,672    1,877    1,818    1,979    1,811   1,468    387
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
Accumulation unit value at beginning of period                            $  1.05  $  1.03  $  1.04  $  1.04  $  1.04  $ 1.01  $1.00
Accumulation unit value at end of period                                  $  1.09  $  1.05  $  1.03  $  1.04  $  1.04  $ 1.04  $1.01
Number of accumulation units outstanding at end of period (000 omitted)    11,540    7,130    8,287   10,038   12,020  13,646  4,153

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.54% AND
3.60%, RESPECTIVELY

------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                            $  1.01  $  1.00  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.04  $  1.01  $  1.00       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       895      601        8       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                            $  1.23  $  1.22  $  1.18  $  1.14  $  1.09  $ 1.02  $1.00
Accumulation unit value at end of period                                  $  1.28  $  1.23  $  1.22  $  1.18  $  1.14  $ 1.09  $1.02
Number of accumulation units outstanding at end of period (000 omitted)    21,045   15,251   10,446    8,654    7,278  4 ,119    600
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(9/29/2000)
Accumulation unit value at beginning of period                            $  1.49  $  1.32  $  1.13  $  0.81  $  1.01  $ 1.00  $1.00
Accumulation unit value at end of period                                  $  1.77  $  1.49  $  1.32  $  1.13  $  0.81  $ 1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)    17,788   12,648    8,024    4,235    2,480  1 ,303     83
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
Accumulation unit value at beginning of period                            $  1.83  $  1.38  $  1.12  $  0.81  $  0.86  $ 0.88  $1.00
Accumulation unit value at end of period                                  $  2.43  $  1.83  $  1.38  $  1.12  $  0.81  $ 0.86  $0.88
Number of accumulation units outstanding at end of period (000 omitted)     2,078    1,792      593      234      195     107     12
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                            $  1.00       --       --       --       --      --     --
Accumulation unit value at end of period                                  $  1.08       --       --       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,580       --       --       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                            $  1.38  $  1.46  $  1.34  $  1.20  $  1.05  $ 1.05  $1.00
Accumulation unit value at end of period                                  $  1.45  $  1.38  $  1.46  $  1.34  $  1.20  $ 1.05  $1.05
Number of accumulation units outstanding at end of period (000 omitted)     6,731    5,648    3,777    2,836    1,944   1,001    174
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                            $  1.03  $  1.02  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.04  $  1.03  $  1.02       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     5,558    3,131      218       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
Accumulation unit value at beginning of period                            $  0.54  $  0.50  $  0.46  $  0.39  $  0.53  $ 0.77  $1.00
Accumulation unit value at end of period                                  $  0.59  $  0.54  $  0.50  $  0.46  $  0.39  $ 0.53  $0.77
Number of accumulation units outstanding at end of period (000 omitted)     7,585    8,017    3,588    4,296    2,674   2,826  1,195
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                            $  1.27  $  1.23  $  1.11  $  0.90  $  0.97  $ 0.93  $1.00
Accumulation unit value at end of period                                  $  1.39  $  1.27  $  1.23  $  1.11  $  0.90  $ 0.97  $0.93
Number of accumulation units outstanding at end of period (000 omitted)    11,919   13,288   12,815   10,123    5,961   3,548    577
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
(11/15/2004)
Accumulation unit value at beginning of period                            $  1.03  $  1.01  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.10  $  1.03  $  1.01       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,835    1,067        1       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(9/29/2000)
Accumulation unit value at beginning of period                            $  0.86  $  0.76  $  0.66  $  0.52  $  0.64  $ 0.91  $1.00
Accumulation unit value at end of period                                  $  1.06  $  0.86  $  0.76  $  0.66  $  0.52  $ 0.64  $0.91
Number of accumulation units outstanding at end of period (000 omitted)     3,065    2,785    1,364      594      495     455    316
------------------------------------------------------------------------------------------------------------------------------------



57 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2006     2005     2004     2003     2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/29/2000)
Accumulation unit value at beginning of period                            $  0.78  $  0.74  $  0.70  $  0.55  $  0.71  $ 0.88  $1.00
Accumulation unit value at end of period                                  $  0.89  $  0.78  $  0.74  $  0.70  $  0.55  $ 0.71  $0.88
Number of accumulation units outstanding at end of period (000 omitted)    11,629    5,105    1,558      831      450     326     65
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                            $  1.07  $  1.03  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.26  $  1.07  $  1.03       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       175       76       --       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                            $  1.22  $  1.11  $  1.03  $  0.85  $  0.99  $ 1.00     --
Accumulation unit value at end of period                                  $  1.20  $  1.22  $  1.11  $  1.03  $  0.85  $ 0.99     --
Number of accumulation units outstanding at end of period (000 omitted)     1,092    1,256    1,359      811      401     184     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                            $  1.19  $  1.00       --       --       --      --     --
Accumulation unit value at end of period                                  $  1.36  $  1.19       --       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,846      247       --       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
Accumulation unit value at beginning of period                            $  0.88  $  0.85  $  0.78  $  0.61  $  0.80  $ 0.92  $1.00
Accumulation unit value at end of period                                  $  1.00  $  0.88  $  0.85  $  0.78  $  0.61  $ 0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)     6,656    7,646    7,782    5,947    3,742   1,886    113
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                            $  1.04  $  1.04  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.19  $  1.04  $  1.04       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       142      161       42       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(9/29/2000)
Accumulation unit value at beginning of period                            $  1.15  $  1.14  $  1.14  $  1.14  $  1.08  $ 1.03  $1.00
Accumulation unit value at end of period                                  $  1.18  $  1.15  $  1.14  $  1.14  $  1.14  $ 1.08  $1.03
Number of accumulation units outstanding at end of period (000 omitted)     7,765    9,250    9,832    9,828    8,010   4,050    474
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
Accumulation unit value at beginning of period                            $  1.28  $  1.24  $  1.05  $  0.72  $  0.88  $ 0.95  $1.00
Accumulation unit value at end of period                                  $  1.42  $  1.28  $  1.24  $  1.05  $  0.72  $ 0.88  $0.95
Number of accumulation units outstanding at end of period (000 omitted)     1,998    2,289    2,188    1,581      998     599    100
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
Accumulation unit value at beginning of period                            $  1.59  $  1.51  $  1.27  $  0.93  $  1.07  $ 1.00     --
Accumulation unit value at end of period                                  $  1.89  $  1.59  $  1.51  $  1.27  $  0.93  $ 1.07     --
Number of accumulation units outstanding at end of period (000 omitted)     4,430    4,724    3,930    3,089    2,209     628     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(11/15/2004)
Accumulation unit value at beginning of period                            $  1.06  $  1.03  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.22  $  1.06  $  1.03       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     6,990    4,754       97       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                            $  1.00       --       --       --       --      --     --
Accumulation unit value at end of period                                  $  1.22       --       --       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,445       --       --       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                            $  1.00       --       --       --       --      --     --
Accumulation unit value at end of period                                  $  0.99       --       --       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,082       --       --       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                            $  1.23  $  1.02  $  0.79  $  0.54  $  0.63  $ 0.80  $1.00
Accumulation unit value at end of period                                  $  1.67  $  1.23  $  1.02  $  0.79  $  0.54  $ 0.63  $0.80
Number of accumulation units outstanding at end of period (000 omitted)     8,969    8,190    5,277    3,289    2,052   1,069    225
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                            $  1.71  $  1.55  $  1.32  $  0.93  $  1.13  $ 1.02  $1.00
Accumulation unit value at end of period                                  $  1.82  $  1.71  $  1.55  $  1.32  $  0.93  $ 1.13  $1.02
Number of accumulation units outstanding at end of period (000 omitted)    11,009   11,377    8,711    6,164    3,595   1,227    128
------------------------------------------------------------------------------------------------------------------------------------



58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE
VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2006     2005     2004     2003     2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2001)
Accumulation unit value at beginning of period                            $  1.14  $  1.09  $  1.01  $  0.84  $  0.97  $ 1.00     --
Accumulation unit value at end of period                                  $  1.26  $  1.14  $  1.09  $  1.01  $  0.84  $ 0.97     --
Number of accumulation units outstanding at end of period (000 omitted)     2,018    1,925    2,001    2,040    1,735     698     --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2001)
Accumulation unit value at beginning of period                            $  1.05  $  0.97  $  0.89  $  0.69  $  0.90  $ 1.00     --
Accumulation unit value at end of period                                  $  1.26  $  1.05  $  0.97  $  0.89  $  0.69  $ 0.90     --
Number of accumulation units outstanding at end of period (000 omitted)       510      530      551      564      375      97     --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period                            $  1.21  $  1.13  $  0.97  $  0.72  $  0.99  $ 1.00     --
Accumulation unit value at end of period                                  $  1.35  $  1.21  $  1.13  $  0.97  $  0.72  $ 0.99     --
Number of accumulation units outstanding at end of period (000 omitted)     1,175    1,240    1,207    1,199      982     276     --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                            $  0.96  $  0.91  $  0.81  $  0.58  $  0.94  $ 1.00     --
Accumulation unit value at end of period                                  $  1.17  $  0.96  $  0.91  $  0.81  $  0.58  $ 0.94     --
Number of accumulation units outstanding at end of period (000 omitted)     1,303    1,423    1,489    1,344      816     222     --
------------------------------------------------------------------------------------------------------------------------------------



59 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                          2006      2005     2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                              $ 1.35   $  1.25   $1.19   $0.93   $1.00
Accumulation unit value at end of period                                    $ 1.41   $  1.35   $1.25   $1.19   $0.93
Number of accumulation units outstanding at end of period (000 omitted)        673     1,056     119      11      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                              $ 1.61   $  1.49   $1.31   $0.98   $1.00
Accumulation unit value at end of period                                    $ 1.86   $  1.61   $1.49   $1.31   $0.98
Number of accumulation units outstanding at end of period (000 omitted)         67        36      39      19       3
--------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                              $ 1.59   $  1.45   $1.29   $0.95   $1.00
Accumulation unit value at end of period                                    $ 1.83   $  1.59   $1.45   $1.29   $0.95
Number of accumulation units outstanding at end of period (000 omitted)         13        17      16       7      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                              $ 1.39   $  1.33   $1.23   $0.96   $1.00
Accumulation unit value at end of period                                    $ 1.61   $  1.39   $1.33   $1.23   $0.96
Number of accumulation units outstanding at end of period (000 omitted)        110        31      17       7      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00        --      --      --      --
Accumulation unit value at end of period                                    $ 1.02        --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        540        --      --      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                              $ 1.39   $  1.37   $1.32   $0.92   $1.00
Accumulation unit value at end of period                                    $ 1.52   $  1.39   $1.37   $1.32   $0.92
Number of accumulation units outstanding at end of period (000 omitted)        103       165      34       5      --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                              $ 1.06   $  1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.14   $  1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        150        25      --      --      --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                              $ 1.41   $  1.37   $1.24   $0.95   $1.00
Accumulation unit value at end of period                                    $ 1.64   $  1.41   $1.37   $1.24   $0.95
Number of accumulation units outstanding at end of period (000 omitted)        767       893     671     320       7
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                              $ 2.07   $  1.80   $1.45   $1.02   $1.00
Accumulation unit value at end of period                                    $ 2.78   $  2.07   $1.80   $1.45   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      1,895     1,469     792     354      21
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                              $ 1.53   $  1.37   $1.21   $0.98   $1.00
Accumulation unit value at end of period                                    $ 1.90   $  1.53   $1.37   $1.21   $0.98
Number of accumulation units outstanding at end of period (000 omitted)        238       287     242      72      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                              $ 1.04   $  1.00      --      --      --
Accumulation unit value at end of period                                    $ 0.99   $  1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,283       301      --      --      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                              $ 1.48   $  1.42   $1.26   $0.99   $1.00
Accumulation unit value at end of period                                    $ 1.73   $  1.48   $1.42   $1.26   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      1,765     1,974     888     297      29
--------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                              $ 1.26   $  1.21   $1.13   $0.95   $1.00
Accumulation unit value at end of period                                    $ 1.36   $  1.26   $1.21   $1.13   $0.95
Number of accumulation units outstanding at end of period (000 omitted)         74       181     192       6      --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00        --      --      --      --
Accumulation unit value at end of period                                    $ 1.02        --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,140        --      --      --      --
--------------------------------------------------------------------------------------------------------------------



60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2006     2005     2004     2003    2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B
(5/1/2006)
Accumulation unit value at beginning of period                                     $ 1.00       --       --      --      --
Accumulation unit value at end of period                                           $ 1.07       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               960       --       --      --      --
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                                     $ 1.00       --       --      --      --
Accumulation unit value at end of period                                           $ 0.97       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)             1,052       --       --      --      --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $ 1.00       --       --      --      --
Accumulation unit value at end of period                                           $ 1.03       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)             2,644       --       --      --      --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                                     $ 1.33   $ 1.24   $ 1.15   $1.10      --
Accumulation unit value at end of period                                           $ 1.48   $ 1.33   $ 1.24   $1.15      --
Number of accumulation units outstanding at end of period (000 omitted)               397      381      391     228      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $ 1.00       --       --      --      --
Accumulation unit value at end of period                                           $ 1.03       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)             3,713       --       --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                     $ 1.31   $ 1.23   $ 1.18   $0.97   $1.00
Accumulation unit value at end of period                                           $ 1.47   $ 1.31   $ 1.23   $1.18   $0.97
Number of accumulation units outstanding at end of period (000 omitted)             2,167    2,418    1,811     806      37
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                     $ 1.97   $ 1.69   $ 1.37   $1.00   $1.00
Accumulation unit value at end of period                                           $ 2.19   $ 1.97   $ 1.69   $1.37   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             3,028    2,674    1,897     567      17
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                     $ 1.77   $ 1.50   $ 1.34   $0.94   $1.00
Accumulation unit value at end of period                                           $ 2.06   $ 1.77   $ 1.50   $1.34   $0.94
Number of accumulation units outstanding at end of period (000 omitted)               513      557      419     104      17
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/7/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $ 2.00   $ 1.78   $ 1.37   $1.02   $1.00
Accumulation unit value at end of period                                           $ 2.39   $ 2.00   $ 1.78   $1.37   $1.02
Number of accumulation units outstanding at end of period (000 omitted)               800      981      673     256      15
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                     $ 1.72   $ 1.60   $ 1.31   $1.00   $1.00
Accumulation unit value at end of period                                           $ 2.00   $ 1.72   $ 1.60   $1.31   $1.00
Number of accumulation units outstanding at end of period (000 omitted)               911      737      370     224      13
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                     $ 1.50   $ 1.37   $ 1.23   $0.99   $1.00
Accumulation unit value at end of period                                           $ 1.76   $ 1.50   $ 1.37   $1.23   $0.99
Number of accumulation units outstanding at end of period (000 omitted)             1,733    1,384    1,109     402      30
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/7/2002)
Accumulation unit value at beginning of period                                     $ 1.73   $ 1.55   $ 1.25   $0.98   $1.00
Accumulation unit value at end of period                                           $ 2.00   $ 1.73   $ 1.55   $1.25   $0.98
Number of accumulation units outstanding at end of period (000 omitted)             2,091    2,234      965     307      29
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/7/2002)
Accumulation unit value at beginning of period                                     $ 1.45   $ 1.38   $ 1.21   $0.94   $1.00
Accumulation unit value at end of period                                           $ 1.62   $ 1.45   $ 1.38   $1.21   $0.94
Number of accumulation units outstanding at end of period (000 omitted)             1,109    1,210      276     110      11
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                                     $ 1.48   $ 1.34   $ 1.34   $0.93   $1.00
Accumulation unit value at end of period                                           $ 1.58   $ 1.48   $ 1.34   $1.34   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                24       21       20      14      --
---------------------------------------------------------------------------------------------------------------------------



61 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2006     2005     2004    2003    2002
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                            $ 2.01   $ 1.54   $1.31   $0.98   $1.00
Accumulation unit value at end of period                                  $ 2.91   $ 2.01   $1.54   $1.31   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      206      200     197      18       5
-----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.57   $ 1.43   $1.26   $0.99   $1.00
Accumulation unit value at end of period                                  $ 1.90   $ 1.57   $1.43   $1.26   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      383      462     227     105       4
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.25   $ 1.22   $1.13   $0.93   $1.00
Accumulation unit value at end of period                                  $ 1.33   $ 1.25   $1.22   $1.13   $0.93
Number of accumulation units outstanding at end of period (000 omitted)      340      345     195     179       4
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.37   $ 1.32   $1.26   $0.95   $1.00
Accumulation unit value at end of period                                  $ 1.54   $ 1.37   $1.32   $1.26   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      178      246     249     156       3
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.98   $ 1.72   $1.34   $1.02   $1.00
Accumulation unit value at end of period                                  $ 2.57   $ 1.98   $1.72   $1.34   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      578      450     130      40      --
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.04       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,042       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                            $ 1.21   $ 1.07   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.40   $ 1.21   $1.07      --      --
Number of accumulation units outstanding at end of period (000 omitted)      790      465    --        --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.05   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.29   $ 1.14   $1.05      --      --
Number of accumulation units outstanding at end of period (000 omitted)       85       82    --        --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.02   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.10   $ 1.04   $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)    4,804    2,295       2      --      --
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.04       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    3,380       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.43   $ 1.37   $1.19   $0.98   $1.00
Accumulation unit value at end of period                                  $ 1.73   $ 1.43   $1.37   $1.19   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      428      567     409     171      29
-----------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period                            $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.01       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      218       --      --      --      --

* PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES REORGANIZED INTO PIONEER INTERNATIONAL VALUE VCT PORTFOLIO -
CLASS II SHARES ON DEC. 15, 2006.

-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.32   $ 1.18   $1.11   $0.95   $1.00
Accumulation unit value at end of period                                  $ 1.35   $ 1.32   $1.18   $1.11   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      405      586     510     324      10
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.61   $ 1.45   $1.26   $0.99   $1.00
Accumulation unit value at end of period                                  $ 2.04   $ 1.61   $1.45   $1.26   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      229      273     270     236      13
-----------------------------------------------------------------------------------------------------------------



62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2006     2005     2004    2003    2002
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.61   $ 1.45   $ 1.23   $0.93   $1.00
Accumulation unit value at end of period                                  $ 1.68   $ 1.61   $ 1.45   $1.23   $0.93
Number of accumulation units outstanding at end of period (000 omitted)        5        6        1      --      --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.25   $ 1.15   $0.96   $1.00
Accumulation unit value at end of period                                  $ 1.45   $ 1.28   $ 1.25   $1.15   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      222      183       82      38    --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.01   $ 0.99   $ 0.99   $1.00   $1.00
Accumulation unit value at end of period                                  $ 1.04   $ 1.01   $ 0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)    1,762    1,751    2,006     888     132

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31,
2006 WERE 3.48% AND 3.54%, RESPECTIVELY

------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                            $ 1.01   $ 1.00   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.04   $ 1.01   $ 1.00      --      --
Number of accumulation units outstanding at end of period (000 omitted)      218      117       --      --      --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.09   $ 1.05   $1.02   $1.00
Accumulation unit value at end of period                                  $ 1.14   $ 1.10   $ 1.09   $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)    8,383    3,535    1,139     622       3
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(11/7/2002)
Accumulation unit value at beginning of period                            $ 1.83   $ 1.63   $ 1.39   $1.00   $1.00
Accumulation unit value at end of period                                  $ 2.17   $ 1.83   $ 1.63   $1.39   $1.00
Number of accumulation units outstanding at end of period (000 omitted)    4,317    2,866    1,676     227      10
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/7/2002)
Accumulation unit value at beginning of period                            $ 2.28   $ 1.72   $ 1.40   $1.01   $1.00
Accumulation unit value at end of period                                  $ 3.03   $ 2.28   $ 1.72   $1.40   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      539      605       83      23    --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00     --       --        --      --
Accumulation unit value at end of period                                  $ 1.08     --       --        --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,674     --       --        --      --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.19   $ 1.27   $1.16    $1.04   $1.00
Accumulation unit value at end of period                                  $ 1.26   $ 1.19   $1.27    $1.16   $1.04
Number of accumulation units outstanding at end of period (000 omitted)    2,526    1,503     737      253       7
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.02   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.04   $ 1.03   $ 1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)    3,435    1,777       71      --      --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.31   $ 1.21   $ 1.13   $0.94   $1.00
Accumulation unit value at end of period                                  $ 1.44   $ 1.31   $ 1.21   $1.13   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      973    1,167      595     309      22
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                            $ 1.45   $ 1.41   $ 1.28   $1.03   $1.00
Accumulation unit value at end of period                                  $ 1.59   $ 1.45   $ 1.41   $1.28   $1.03
Number of accumulation units outstanding at end of period (000 omitted)    1,921    2,181    1,934     936      15
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
(11/15/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.01   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.10   $ 1.03   $ 1.01      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,349      446       --      --      --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(11/7/2002)
Accumulation unit value at beginning of period                            $ 1.63   $ 1.44   $ 1.24   $0.98   $1.00
Accumulation unit value at end of period                                  $ 2.00   $ 1.63   $ 1.44   $1.24   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      354      322      126      43      --
------------------------------------------------------------------------------------------------------------------



63 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                    2006     2005     2004     2003    2002
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                        $ 1.30   $ 1.24   $ 1.18   $0.93   $1.00
Accumulation unit value at end of period                                              $ 1.49   $ 1.30   $ 1.24   $1.18   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                1,440    1,293      138      28      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                        $ 1.07   $ 1.03   $ 1.00      --      --
Accumulation unit value at end of period                                              $ 1.26   $ 1.07   $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                   43       10       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                        $ 1.41   $ 1.29   $ 1.19   $0.98   $1.00
Accumulation unit value at end of period                                              $ 1.39   $ 1.41   $ 1.29   $1.19   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                  210      346      387     142       7
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                                        $ 1.19   $ 1.00       --      --      --
Accumulation unit value at end of period                                              $ 1.36   $ 1.19       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                1,468       52       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/7/2002)
Accumulation unit value at beginning of period                                        $ 1.36   $ 1.31   $ 1.20   $0.95   $1.00
Accumulation unit value at end of period                                              $ 1.55   $ 1.36   $ 1.31   $1.20   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                1,065    1,178      842     212      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                        $ 1.04   $ 1.04   $ 1.00      --      --
Accumulation unit value at end of period                                              $ 1.19   $ 1.04   $ 1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)                   63       54       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/7/2002)
Accumulation unit value at beginning of period                                        $ 1.01   $ 1.00   $ 1.01   $1.00   $1.00
Accumulation unit value at end of period                                              $ 1.04   $ 1.01   $ 1.00   $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                1,265    1,585    1,420     839     137
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/7/2002)
Accumulation unit value at beginning of period                                        $ 1.74   $ 1.68   $ 1.43   $0.98   $1.00
Accumulation unit value at end of period                                              $ 1.92   $ 1.74   $ 1.68   $1.43   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                  325      350      369      76       8
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/7/2002)
Accumulation unit value at beginning of period                                        $ 1.69   $ 1.62   $ 1.36   $1.00   $1.00
Accumulation unit value at end of period                                              $ 2.02   $ 1.69   $ 1.62   $1.36   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                1,021      937      460     220      20
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                        $ 1.06   $ 1.03   $ 1.00      --      --
Accumulation unit value at end of period                                              $ 1.22   $ 1.06   $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                3,791    2,436       44      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                        $ 1.00       --       --      --      --
Accumulation unit value at end of period                                              $ 1.22       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                  846       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                        $ 1.00       --       --      --      --
Accumulation unit value at end of period                                              $ 0.99       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                  648       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/7/2002)
Accumulation unit value at beginning of period                                        $ 2.34   $ 1.94   $ 1.51   $1.02   $1.00
Accumulation unit value at end of period                                              $ 3.17   $ 2.34   $ 1.94   $1.51   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                1,256    1,045      444     199      12
------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/7/2002)
Accumulation unit value at beginning of period                                        $ 1.82   $ 1.65   $ 1.41   $0.99   $1.00
Accumulation unit value at end of period                                              $ 1.94   $ 1.82   $ 1.65   $1.41   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                2,492    2,374    1,263     501      46
------------------------------------------------------------------------------------------------------------------------------



64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                    2006     2005     2004     2003    2002
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (11/7/2002)
Accumulation unit value at beginning of period                                         $1.31    $1.26    $1.17   $0.96   $1.00
Accumulation unit value at end of period                                               $1.46    $1.31    $1.26   $1.17   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                  386      401      401     222     117
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (11/7/2002)
Accumulation unit value at beginning of period                                         $1.49    $1.37    $1.27   $0.97   $1.00
Accumulation unit value at end of period                                               $1.79    $1.49    $1.37   $1.27   $0.97
Number of accumulation units outstanding at end of period (000 omitted)                   30       31       40      25       1
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                         $1.59    $1.49    $1.27   $0.94   $1.00
Accumulation unit value at end of period                                               $1.76    $1.59    $1.49   $1.27   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   76      145      157     151      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                         $1.60    $1.52    $1.35   $0.96   $1.00
Accumulation unit value at end of period                                               $1.94    $1.60    $1.52   $1.35   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                  185      144      141      18      --
------------------------------------------------------------------------------------------------------------------------------



65 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                         2006    2005    2004   2003   2002
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.34  $ 1.25  $1.19  $0.93  $1.00
Accumulation unit value at end of period                                   $ 1.40  $ 1.34  $1.25  $1.19  $0.93
Number of accumulation units outstanding at end of period (000 omitted)       651     846    175     38     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.60  $ 1.49  $1.30  $0.98  $1.00
Accumulation unit value at end of period                                   $ 1.84  $ 1.60  $1.49  $1.30  $0.98
Number of accumulation units outstanding at end of period (000 omitted)       140     150     89     21     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.58  $ 1.45  $1.29  $0.95  $1.00
Accumulation unit value at end of period                                   $ 1.82  $ 1.58  $1.45  $1.29  $0.95
Number of accumulation units outstanding at end of period (000 omitted)        --      --      1      1     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.37  $ 1.31  $1.22  $0.96  $1.00
Accumulation unit value at end of period                                   $ 1.58  $ 1.37  $1.31  $1.22  $0.96
Number of accumulation units outstanding at end of period (000 omitted)        41      25     30     34     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                             $ 1.00      --     --     --     --
Accumulation unit value at end of period                                   $ 1.02      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       300      --     --     --     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.38  $ 1.36  $1.32  $0.92  $1.00
Accumulation unit value at end of period                                   $ 1.50  $ 1.38  $1.36  $1.32  $0.92
Number of accumulation units outstanding at end of period (000 omitted)        66     121     17      6     --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                             $ 1.06  $ 1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.13  $ 1.06     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        87      18     --     --     --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.41  $ 1.36  $1.24  $0.95  $1.00
Accumulation unit value at end of period                                   $ 1.62  $ 1.41  $1.36  $1.24  $0.95
Number of accumulation units outstanding at end of period (000 omitted)       623     698    566    228      3
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                             $ 2.06  $ 1.79  $1.45  $1.02  $1.00
Accumulation unit value at end of period                                   $ 2.75  $ 2.06  $1.79  $1.45  $1.02
Number of accumulation units outstanding at end of period (000 omitted)     1,520   1,016    393    168      3
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.51  $ 1.35  $1.19  $0.98  $1.00
Accumulation unit value at end of period                                   $ 1.87  $ 1.51  $1.35  $1.19  $0.98
Number of accumulation units outstanding at end of period (000 omitted)       158     185    132     42     --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                             $ 1.04  $ 1.00     --     --     --
Accumulation unit value at end of period                                   $ 0.99  $ 1.04     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       664     109     --     --     --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.47  $ 1.42  $1.26  $0.99  $1.00
Accumulation unit value at end of period                                   $ 1.72  $ 1.47  $1.42  $1.26  $0.99
Number of accumulation units outstanding at end of period (000 omitted)     1,347   1,479    981    305     --
--------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.26  $ 1.20  $1.12  $0.95  $1.00
Accumulation unit value at end of period                                   $ 1.35  $ 1.26  $1.20  $1.12  $0.95
Number of accumulation units outstanding at end of period (000 omitted)       288     144    101      6     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                             $ 1.00      --     --     --     --
Accumulation unit value at end of period                                   $ 1.02      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,164      --     --     --     --
--------------------------------------------------------------------------------------------------------------



66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003   2002
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
CLASS B (5/1/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --     --     --
Accumulation unit value at end of period                                   $ 1.06      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       549      --      --     --     --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --     --     --
Accumulation unit value at end of period                                   $ 0.97      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       479      --      --     --     --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --     --     --
Accumulation unit value at end of period                                   $ 1.03      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,077      --      --     --     --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                             $ 1.31  $ 1.22  $ 1.13  $1.08     --
Accumulation unit value at end of period                                   $ 1.45  $ 1.31  $ 1.22  $1.13     --
Number of accumulation units outstanding at end of period (000 omitted)       108     134     139     47     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --     --     --
Accumulation unit value at end of period                                   $ 1.03      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,206      --      --     --     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.30  $ 1.23  $ 1.18  $0.97  $1.00
Accumulation unit value at end of period                                   $ 1.45  $ 1.30  $ 1.23  $1.18  $0.97
Number of accumulation units outstanding at end of period (000 omitted)     1,937   2,066   1,461    559     14
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.96  $ 1.68  $ 1.36  $1.00  $1.00
Accumulation unit value at end of period                                   $ 2.17  $ 1.96  $ 1.68  $1.36  $1.00
Number of accumulation units outstanding at end of period (000 omitted)     2,082   1,937   1,292    500     11
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.75  $ 1.49  $ 1.33  $0.94  $1.00
Accumulation unit value at end of period                                   $ 2.04  $ 1.75  $ 1.49  $1.33  $0.94
Number of accumulation units outstanding at end of period (000 omitted)       456     397     294     90      2
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/7/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $ 1.99  $ 1.77  $ 1.36  $1.02  $1.00
Accumulation unit value at end of period                                   $ 2.37  $ 1.99  $ 1.77  $1.36  $1.02
Number of accumulation units outstanding at end of period (000 omitted)       653     812     732    435     16
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.71  $ 1.59  $ 1.30  $1.00  $1.00
Accumulation unit value at end of period                                   $ 1.98  $ 1.71  $ 1.59  $1.30  $1.00
Number of accumulation units outstanding at end of period (000 omitted)       672     451     208    101      4
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.49  $ 1.36  $ 1.23  $0.99  $1.00
Accumulation unit value at end of period                                   $ 1.74  $ 1.49  $ 1.36  $1.23  $0.99
Number of accumulation units outstanding at end of period (000 omitted)     1,045     825     780    330     18
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.72  $ 1.55  $ 1.24  $0.98  $1.00
Accumulation unit value at end of period                                   $ 1.98  $ 1.72  $ 1.55  $1.24  $0.98
Number of accumulation units outstanding at end of period (000 omitted)     1,607   1,641     806    272     14
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL
SHARES (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.44  $ 1.37  $ 1.21  $0.94  $1.00
Accumulation unit value at end of period                                   $ 1.61  $ 1.44  $ 1.37  $1.21  $0.94
Number of accumulation units outstanding at end of period (000 omitted)       670     764     137     59      6
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(11/7/2002)
Accumulation unit value at beginning of period                             $ 1.47  $ 1.33  $ 1.34  $0.93  $1.00
Accumulation unit value at end of period                                   $ 1.56  $ 1.47  $ 1.33  $1.34  $0.93
Number of accumulation units outstanding at end of period (000 omitted)        27      31      22      5      1
---------------------------------------------------------------------------------------------------------------



67 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                             2006    2005    2004   2003   2002
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $ 1.99  $ 1.52  $1.30  $0.98  $1.00
Accumulation unit value at end of period                                       $ 2.88  $ 1.99  $1.52  $1.30  $0.98
Number of accumulation units outstanding at end of period (000 omitted)           112      82     71     16     --
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $ 1.56  $ 1.42  $1.25  $0.99  $1.00
Accumulation unit value at end of period                                       $ 1.89  $ 1.56  $1.42  $1.25  $0.99
Number of accumulation units outstanding at end of period (000 omitted)           406     425    178    131     --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                 $ 1.25  $ 1.21  $1.12  $0.93  $1.00
Accumulation unit value at end of period                                       $ 1.32  $ 1.25  $1.21  $1.12  $0.93
Number of accumulation units outstanding at end of period (000 omitted)           311     340    193    177     --
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                 $ 1.37  $ 1.32  $1.25  $0.95  $1.00
Accumulation unit value at end of period                                       $ 1.52  $ 1.37  $1.32  $1.25  $0.95
Number of accumulation units outstanding at end of period (000 omitted)           243     288    231    178      1
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                 $ 2.02  $ 1.75  $1.37  $1.02  $1.00
Accumulation unit value at end of period                                       $ 2.61  $ 2.02  $1.75  $1.37  $1.02
Number of accumulation units outstanding at end of period (000 omitted)           338     298    160     84     --
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S)
(5/1/2006)
Accumulation unit value at beginning of period                                 $ 1.00      --     --     --     --
Accumulation unit value at end of period                                       $ 1.04      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)           558      --     --     --     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                 $ 1.21  $ 1.07  $1.00     --     --
Accumulation unit value at end of period                                       $ 1.40  $ 1.21  $1.07     --     --
Number of accumulation units outstanding at end of period (000 omitted)           612     479      2     --     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                 $ 1.13  $ 1.05  $1.00     --     --
Accumulation unit value at end of period                                       $ 1.28  $ 1.13  $1.05     --     --
Number of accumulation units outstanding at end of period (000 omitted)           385     192     --     --     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                 $ 1.03  $ 1.02  $1.00     --     --
Accumulation unit value at end of period                                       $ 1.10  $ 1.03  $1.02     --     --
Number of accumulation units outstanding at end of period (000 omitted)         3,060   1,589     20     --     --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                 $ 1.00      --     --     --     --
Accumulation unit value at end of period                                       $ 1.04      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         1,792      --     --     --     --
------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $ 1.41  $ 1.35  $1.18  $0.98  $1.00
Accumulation unit value at end of period                                       $ 1.70  $ 1.41  $1.35  $1.18  $0.98
Number of accumulation units outstanding at end of period (000 omitted)           212     257    245    174      3
------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period                                 $ 1.00      --     --     --     --
Accumulation unit value at end of period                                       $ 1.01      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            68      --     --     --     --

* PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES REORGANIZED INTO PIONEER INTERNATIONAL VALUE VCT PORTFOLIO -
CLASS II SHARES ON DEC. 15, 2006.

------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $ 1.32  $ 1.18  $1.11  $0.95  $1.00
Accumulation unit value at end of period                                       $ 1.34  $ 1.32  $1.18  $1.11  $0.95
Number of accumulation units outstanding at end of period (000 omitted)           177     190    144     68     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $ 1.60  $ 1.45  $1.26  $0.99  $1.00
Accumulation unit value at end of period                                       $ 2.02  $ 1.60  $1.45  $1.26  $0.99
Number of accumulation units outstanding at end of period (000 omitted)           102     135    136     73     15
------------------------------------------------------------------------------------------------------------------



68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                              2006    2005    2004    2003   2002
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                  $ 1.60  $ 1.44  $ 1.23  $0.93  $1.00
Accumulation unit value at end of period                                        $ 1.66  $ 1.60  $ 1.44  $1.23  $0.93
Number of accumulation units outstanding at end of period (000 omitted)             24      29      24     25     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/7/2002)
Accumulation unit value at beginning of period                                  $ 1.27  $ 1.24  $ 1.15  $0.96  $1.00
Accumulation unit value at end of period                                        $ 1.44  $ 1.27  $ 1.24  $1.15  $0.96
Number of accumulation units outstanding at end of period (000 omitted)            198     150     125    108      3
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/7/2002)
Accumulation unit value at beginning of period                                  $ 1.00  $ 0.99  $ 0.99  $1.00  $1.00
Accumulation unit value at end of period                                        $ 1.03  $ 1.00  $ 0.99  $0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          1,986   1,666   1,123    515    105

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2006
WERE 3.29% AND 3.34%, RESPECTIVELY

--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                  $ 1.01  $ 1.00  $ 1.00     --     --
Accumulation unit value at end of period                                        $ 1.04  $ 1.01  $ 1.00     --     --
Number of accumulation units outstanding at end of period (000 omitted)            240     160      --     --     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                                  $ 1.10  $ 1.09  $ 1.05  $1.02  $1.00
Accumulation unit value at end of period                                        $ 1.13  $ 1.10  $ 1.09  $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          5,478   2,694   1,596    573     25
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/7/2002)
Accumulation unit value at beginning of period                                  $ 1.82  $ 1.62  $ 1.39  $0.99  $1.00
Accumulation unit value at end of period                                        $ 2.15  $ 1.82  $ 1.62  $1.39  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          3,601   2,375   1,384    191      3
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/7/2002)
Accumulation unit value at beginning of period                                  $ 2.27  $ 1.72  $ 1.40  $1.01  $1.00
Accumulation unit value at end of period                                        $ 3.00  $ 2.27  $ 1.72  $1.40  $1.01
Number of accumulation units outstanding at end of period (000 omitted)            381     339     128     11     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                  $ 1.00      --      --     --     --
Accumulation unit value at end of period                                        $ 1.08      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          1,336      --      --     --     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                                  $ 1.19  $ 1.26  $ 1.16  $1.04  $1.00
Accumulation unit value at end of period                                        $ 1.25  $ 1.19  $ 1.26  $1.16  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          2,116   1,478     737    198      7
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
FUND (11/15/2004)
Accumulation unit value at beginning of period                                  $ 1.03  $ 1.02  $ 1.00     --     --
Accumulation unit value at end of period                                        $ 1.03  $ 1.03  $ 1.02     --     --
Number of accumulation units outstanding at end of period (000 omitted)          2,120   1,111       5     --     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                  $ 1.30  $ 1.21  $ 1.13  $0.94  $1.00
Accumulation unit value at end of period                                        $ 1.42  $ 1.30  $ 1.21  $1.13  $0.94
Number of accumulation units outstanding at end of period (000 omitted)            531     660     196    120     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                                  $ 1.44  $ 1.40  $ 1.27  $1.03  $1.00
Accumulation unit value at end of period                                        $ 1.58  $ 1.44  $ 1.40  $1.27  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          2,004   2,130   1,810    993     10
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                  $ 1.03  $ 1.01  $ 1.00     --     --
Accumulation unit value at end of period                                        $ 1.10  $ 1.03  $ 1.01     --     --
Number of accumulation units outstanding at end of period (000 omitted)          1,257     283      --     --     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                  $ 1.62  $ 1.44  $ 1.24  $0.98  $1.00
Accumulation unit value at end of period                                        $ 1.98  $ 1.62  $ 1.44  $1.24  $0.98
Number of accumulation units outstanding at end of period (000 omitted)            243     237      85      6     --
--------------------------------------------------------------------------------------------------------------------



69 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2006     2005     2004     2003    2002
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.30   $ 1.24   $ 1.18   $0.93   $1.00
Accumulation unit value at end of period                                   $ 1.48   $ 1.30   $ 1.24   $1.18   $0.93
Number of accumulation units outstanding at end of period (000 omitted)       865      862       62      38      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                             $ 1.07   $ 1.03   $ 1.00      --      --
Accumulation unit value at end of period                                   $ 1.25   $ 1.07   $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)        29       15        2      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.40   $ 1.28   $ 1.19   $0.98   $1.00
Accumulation unit value at end of period                                   $ 1.38   $ 1.40   $ 1.28   $1.19   $0.98
Number of accumulation units outstanding at end of period (000 omitted)        59       77       52      36       5
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                             $ 1.19   $ 1.00       --      --      --
Accumulation unit value at end of period                                   $ 1.35   $ 1.19       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     1,132      111       --      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.35   $ 1.31   $ 1.20   $0.95   $1.00
Accumulation unit value at end of period                                   $ 1.54   $ 1.35   $ 1.31   $1.20   $0.95
Number of accumulation units outstanding at end of period (000 omitted)       735      940      788     372       8
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                             $ 1.03   $ 1.04   $ 1.00      --      --
Accumulation unit value at end of period                                   $ 1.18   $ 1.03   $ 1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)        20       16       --      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(11/7/2002)
Accumulation unit value at beginning of period                             $ 1.00   $ 1.00   $ 1.00   $1.00   $1.00
Accumulation unit value at end of period                                   $ 1.03   $ 1.00   $ 1.00   $1.00   $1.00
Number of accumulation units outstanding at end of period (000 omitted)       991    1,237    1,102     552      25
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.73   $ 1.67   $ 1.43   $0.98   $1.00
Accumulation unit value at end of period                                   $ 1.91   $ 1.73   $ 1.67   $1.43   $0.98
Number of accumulation units outstanding at end of period (000 omitted)       337      453      415     117       4
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.68   $ 1.61   $ 1.36   $1.00   $1.00
Accumulation unit value at end of period                                   $ 2.00   $ 1.68   $ 1.61   $1.36   $1.00
Number of accumulation units outstanding at end of period (000 omitted)       774      738      348     180       1
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(11/15/2004)
Accumulation unit value at beginning of period                             $ 1.06   $ 1.03   $ 1.00      --      --
Accumulation unit value at end of period                                   $ 1.22   $ 1.06   $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)     2,626    1,753       11      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                             $ 1.00       --       --      --      --
Accumulation unit value at end of period                                   $ 1.22       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       443       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                             $ 1.00       --       --      --      --
Accumulation unit value at end of period                                   $ 0.99       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       353       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/7/2002)
Accumulation unit value at beginning of period                             $ 2.32   $ 1.93   $ 1.50   $1.02   $1.00
Accumulation unit value at end of period                                   $ 3.15   $ 2.32   $ 1.93   $1.50   $1.02
Number of accumulation units outstanding at end of period (000 omitted)       949      906      460     221      --
-------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/7/2002)
Accumulation unit value at beginning of period                             $ 1.81   $ 1.64   $ 1.41   $0.99   $1.00
Accumulation unit value at end of period                                   $ 1.93   $ 1.81   $ 1.64   $1.41   $0.99
Number of accumulation units outstanding at end of period (000 omitted)     1,951    1,792    1,263     778      19
-------------------------------------------------------------------------------------------------------------------



70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (11/7/2002)
Accumulation unit value at beginning of period                             $1.29   $1.25   $1.15   $0.96   $1.00
Accumulation unit value at end of period                                   $1.43   $1.29   $1.25   $1.15   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      200     282     265      63      --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (11/7/2002)
Accumulation unit value at beginning of period                             $1.48   $1.36   $1.26   $0.97   $1.00
Accumulation unit value at end of period                                   $1.76   $1.48   $1.36   $1.26   $0.97
Number of accumulation units outstanding at end of period (000 omitted)       31      45      35      29      --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                             $1.58   $1.48   $1.27   $0.94   $1.00
Accumulation unit value at end of period                                   $1.75   $1.58   $1.48   $1.27   $0.94
Number of accumulation units outstanding at end of period (000 omitted)       48     155     153     164       1
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                             $1.59   $1.51   $1.34   $0.96   $1.00
Accumulation unit value at end of period                                   $1.93   $1.59   $1.51   $1.34   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      116     136     124      58      --
----------------------------------------------------------------------------------------------------------------



71 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                                               p. 3
Rating Agencies                                                           p. 4
Revenues Received During Calendar Year 2006                               p. 4
Principal Underwriter                                                     p. 5
Independent Registered Public Accounting Firm                             p. 5
Financial Statements



72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

RIVERSOURCE [LOGO](SM)
      ANNUITIES

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

    RiverSource Distributors,Inc. (Distributor), Member NASD. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York,
   Albany, New York. Both companies are affiliated with Ameriprise Financial
                                Services, Inc.

            (C) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6410 G (5/07)

PROSPECTUS


MAY 1, 2007


RIVERSOURCE


RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY/RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES


NEW RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS AND RIVERSOURCE RETIREMENT ADVISTOR SELECT PLUS CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ISSUED BY: RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)


           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251
           ameriprise.com/variableannuities


           RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT


This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

o     AIM Variable Insurance Funds

o     AllianceBernstein Variable Products Series Fund, Inc.

o     American Century Variable Portfolios, Inc.

o     Calvert Variable Series, Inc.

o     Columbia Funds Variable Insurance Trust


o     Credit Suisse Trust


o     Eaton Vance Variable Trust

o     Evergreen Variable Annuity Trust

o     Fidelity(R) Variable Insurance Products - Service Class 2

o     Franklin(R) Templeton(R) Variable Insurance
      Products Trust (FTVIPT) - Class 2

o     Goldman Sachs Variable Insurance Trust (VIT)


o     Janus Aspen Series: Service Shares


o     Lazard Retirement Series, Inc.


o     Legg Mason Variable Portfolios II, Inc.


o     MFS(R) Variable Insurance Trust(SM)

o     Neuberger Berman Advisers Management Trust

o     Oppenheimer Variable Account Funds - Service Shares

o     PIMCO Variable Insurance Trust (VIT)

o     Putnam Variable Trust - Class IB Shares


o     RiverSource(R) Variable Portfolio Funds

o     The Universal Institutional Funds, Inc.


      Van Kampen Life Investment Trust

o     Wanger Advisors Trust

o     Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 1

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS .............................................................    3
THE CONTRACT IN BRIEF .................................................    5
EXPENSE SUMMARY .......................................................    7
CONDENSED FINANCIAL INFORMATION (UNAUDITED) ...........................   13
FINANCIAL STATEMENTS ..................................................   13
THE VARIABLE ACCOUNT AND THE FUNDS ....................................   14
THE FIXED ACCOUNT .....................................................   28
THE SPECIAL DCA ACCOUNT ...............................................   28
BUYING YOUR CONTRACT ..................................................   29
CHARGES ...............................................................   32
VALUING YOUR INVESTMENT ...............................................   37
MAKING THE MOST OF YOUR CONTRACT ......................................   39
SURRENDERS ............................................................   48
TSA -- SPECIAL PROVISIONS .............................................   49
CHANGING OWNERSHIP ....................................................   49
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT ...................   50
OPTIONAL BENEFITS .....................................................   52
THE ANNUITY PAYOUT PERIOD .............................................   60
TAXES .................................................................   62
VOTING RIGHTS .........................................................   65
SUBSTITUTION OF INVESTMENTS ...........................................   66
ABOUT THE SERVICE PROVIDERS ...........................................   66
APPENDIX A: EXAMPLE -- SURRENDER CHARGES ..............................   69
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS ..............................   73
APPENDIX C: CONDENSED FINANCIAL INFORMATION (UNAUDITED) ...............   75
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ..........  105


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
  RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

KEY TERMS


These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

o current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

o current or retired Ameriprise financial advisors and their spouses (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of the owner's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


OWNER (YOU, YOUR): A natural person or persons (including a revocable trust) who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider. If you do not select the Accumulation Benefit rider or the Withdrawal Benefit rider, you may elect to participate in the PN program by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 3

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     SIMPLE IRAs under Section 408(p) of the Code

o     Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code

o     Plans under Section 401(k) of the Code

o     Custodial and investment only plans under Section 401(a) of the Code

o     Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit, Withdrawal Benefit and/or PN. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.


RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
  RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

THE CONTRACT IN BRIEF


This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts, subaccounts and/or Special DCA account (when available) under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts.
      (p. 14)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 28)

o     the Special DCA account, when available. (p. 28)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 29)



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 5

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (p. 44)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 48)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 50)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model portfolio (model portfolio) which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 52)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 60)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRA may grow and be distributed tax free if you meet certain distribution requirements. (p. 62)



6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
  RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT OR SURRENDER THE CONTRACT.


CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

           SEVEN-YEAR SCHEDULE                            TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                         NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
  PURCHASE PAYMENT           PERCENTAGE          PURCHASE PAYMENT         PERCENTAGE
          0                      7%                    0                       8%
          1                      7                     1                       8
          2                      7                     2                       8
          3                      6                     3                       7
          4                      5                     4                       7
          5                      4                     5                       6
          6                      2                     6                       5
          7+                     0                     7                       4
                                                       8                       3
                                                       9                       2
                                                      10+                      0

SURRENDER CHARGE FOR RAVA SELECT PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

              YEARS FROM                         SURRENDER CHARGE
            CONTRACT DATE                           PERCENTAGE
                 1                                      7%
                 2                                      7
                 3                                      7
                 Thereafter                             0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 7

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                  Maximum: $50    Current:  $30

(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

If eligible, you may select the following optional riders. The fee applies only if you elect the optional rider.

ROPP RIDER FEE                                    Maximum: 0.30%  Current: 0.20%
MAV RIDER FEE                                     Maximum: 0.35%  Current: 0.25%
5-YEAR MAV RIDER FEE                              Maximum: 0.20%  Current: 0.10%

(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary.)

ACCUMULATION BENEFIT RIDER FEE                    Maximum: 2.50%  Current: 0.60%

(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date.)

WITHDRAWAL BENEFIT RIDER FEE                      Maximum: 2.50%  Current: 0.60%
PN RIDER FEE                                      Maximum: 0.20%  Current: 0.10%

(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary)

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:           RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
FOR NONQUALIFIED ANNUITIES                       0.95%               1.20%
FOR QUALIFIED ANNUITIES                          0.75%               1.00%
FOR BAND 3 ANNUITIES                             0.55%               0.75%


8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
  RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                 MINIMUM      MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                   0.51%        1.86%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
      Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                     GROSS TOTAL
                                                                                MANAGEMENT     12b-1       OTHER       ANNUAL
                                                                                   FEES        FEES      EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                               0.61%       0.25%      0.30%**     1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                                0.75        0.25       0.35**      1.35(1),(2)
AIM V.I. Financial Services Fund, Series I Shares                                  0.75          --       0.38**      1.13(1)
AIM V.I. Global Health Care Fund, Series II Shares                                 0.75        0.25       0.36**      1.36(1)
AIM V.I. International Growth Fund, Series II Shares                               0.72        0.25       0.39**      1.36(1)
AIM V.I. Technology Fund, Series I Shares                                          0.75          --       0.37**      1.12(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                        0.75        0.25       0.18        1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)                        0.55        0.25       0.06        0.86
AllianceBernstein VPS International Value Portfolio (Class B)                      0.75        0.25       0.10        1.10
American Century VP International, Class II                                        1.13        0.25       --          1.38
American Century VP Mid Cap Value, Class II                                        0.90        0.25       --          1.15
American Century VP Ultra(R), Class II                                             0.90        0.25       --          1.15
American Century VP Value, Class II                                                0.83        0.25       --          1.08
Calvert Variable Series, Inc. Social Balanced Portfolio                            0.70          --       0.21        0.91
Columbia High Yield Fund, Variable Series, Class B                                 0.55        0.25       0.32        1.12(3)
Columbia Marsico Growth Fund, Variable Series, Class A                             0.74          --       0.27        1.01(3)
Columbia Marsico International Opportunities Fund, Variable Series, Class B        0.80        0.25       0.32        1.37(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio                          0.50        0.25       0.51        1.26(4)
Eaton Vance VT Floating-Rate Income Fund                                           0.57        0.25       0.37        1.19
Evergreen VA International Equity Fund - Class 2                                   0.40        0.25       0.28**      0.93
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                            0.57        0.25       0.09        0.91
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                          0.47        0.25       0.13        0.85
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  0.57        0.25       0.11        0.93
Fidelity(R) VIP Overseas Portfolio Service Class 2                                 0.72        0.25       0.16        1.13
FTVIPT Franklin Global Real Estate Securities Fund - Class 2                       0.47        0.25       0.03        0.75(5)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          0.51        0.25       0.20**      0.96(6)
FTVIPT Mutual Shares Securities Fund - Class 2                                     0.60        0.25       0.21        1.06
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                        0.80          --       0.07        0.87(7)
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares               0.65          --       0.07        0.72(7)



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                               GROSS TOTAL
                                                                          MANAGEMENT     12b-1       OTHER       ANNUAL
                                                                             FEES         FEES     EXPENSES     EXPENSES
Janus Aspen Series Large Cap Growth Portfolio: Service Shares                0.64%       0.25%       0.05%**   0.94%
Lazard Retirement International Equity Portfolio - Service Shares            0.75        0.25        0.19      1.19
Legg Mason Partners Variable Small Cap Growth Portfolio, Class I             0.75          --        0.21**    0.96
MFS(R) Investors Growth Stock Series - Service Class                         0.75        0.25        0.12      1.12
MFS(R) New Discovery Series - Service Class                                  0.90        0.25        0.13      1.28
MFS(R) Total Return Series - Service Class                                   0.75        0.25        0.10      1.10(8)
MFS(R) Utilities Series - Service Class                                      0.75        0.25        0.11      1.11
Neuberger Berman Advisers Management Trust International Portfolio
   (Class S)                                                                 1.15        0.25        0.27      1.67(9)
Oppenheimer Global Securities Fund/VA, Service Shares                        0.62        0.25        0.04**    0.91(10)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    0.72        0.25        0.03**    1.00(10)
Oppenheimer Strategic Bond Fund/VA, Service Shares                           0.62        0.25        0.02**    0.89(10)
PIMCO VIT All Asset Portfolio, Advisor Share Class                           0.18        0.25        0.86**    1.29
Putnam VT Health Sciences Fund - Class IB Shares                             0.70        0.25        0.15**    1.10
Putnam VT International Equity Fund - Class IB Shares                        0.74        0.25        0.19**    1.18
Putnam VT Vista Fund - Class IB Shares                                       0.65        0.25        0.15**    1.05
RiverSource(R) Variable Portfolio - Balanced Fund                            0.56        0.13        0.15**    0.84(11),(12)
RiverSource(R) Variable Portfolio - Cash Management Fund                     0.33        0.13        0.14      0.60(11)
RiverSource(R) Variable Portfolio - Core Bond Fund                           0.48        0.13        0.32**    0.93(11),(13)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                    0.46        0.13        0.15**    0.74(11)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund           0.64        0.13        0.14**    0.91(11),(12)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                    1.13        0.13        0.25**    1.51(11),(12)
RiverSource(R) Variable Portfolio - Fundamental Value Fund                   0.72        0.13        0.17**    1.02(11),(12),(13)
RiverSource(R) Variable Portfolio - Global Bond Fund                         0.70        0.13        0.17**    1.00(11)
RiverSource(R) Variable Portfolio - Global Inflation Protected
   Securities Fund                                                           0.44        0.13        0.15**    0.72(11),(13)
RiverSource(R) Variable Portfolio - Growth Fund                              0.71        0.13        0.17**    1.01(11),(12)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                     0.59        0.13        0.16**    0.88(11)
RiverSource(R) Variable Portfolio - Income Opportunities Fund                0.61        0.13        0.16**    0.90(11),(13)
RiverSource(R) Variable Portfolio - International Opportunity Fund           0.76        0.13        0.19**    1.08(11),(12)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                    0.57        0.13        0.13**    0.83(11),(12)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                     0.60        0.13        0.50**    1.23(11),(13)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                      0.60        0.13        0.15**    0.88(11),(12),(13)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                       0.72        0.13        0.22**    1.07(11),(12),(13)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                       0.22        0.13        0.16**    0.51(11),(13)
RiverSource(R) Variable Portfolio - Select Value Fund                        0.72        0.13        0.37**    1.22(11),(12),(13)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund      0.48        0.13        0.16**    0.77(11)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                 0.72        0.13        0.23**    1.08(11),(12)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                     1.00        0.13        0.19**    1.32(11),(12),(13)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares         0.56        0.25        0.03      0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                 0.85        0.35        0.66      1.86(14)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                     0.75        0.35        0.31      1.41(14)
Wanger International Small Cap                                               0.91          --        0.10      1.01
Wanger U.S. Smaller Companies                                                0.90          --        0.05      0.95
Wells Fargo Advantage VT Opportunity Fund                                    0.73        0.25        0.20**    1.18(15)
Wells Fargo Advantage VT Small Cap Growth Fund                               0.75        0.25        0.23**    1.23(15)


10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

 * The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
      (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital
      Development Fund, Series II Shares.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series,
      Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

(4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

(5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning
      May 1, 2012, the full new investment management and administration fees will then be in effect.

(6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
      Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
      Investment Adviser has voluntarily agreed to limit "Other expenses"
      (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured
      U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(8)   The Fund's management fee as set forth in its Investment Advisory
      Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's
      Board of Trustees.

(9) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
      Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

(11) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(12) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
      Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
      Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R)
      Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R)
      Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
      RiverSource(R) Variable Portfolio - Diversified Equity Income Fund,
      0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund,
      0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for
      RiverSource(R) Variable Portfolio - International Opportunity Fund,
      0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund,
      0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and
      0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec.
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond
      Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value
      Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation
      Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio
      -Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio
      - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio -
      Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid
      Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500
      Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value
      Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value
      Fund.

(14) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate
      Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth
      Portfolio, Class II Shares.

(15) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT
      Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth
      Fund.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 11

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV and Withdrawal Benefit or Accumulation Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT
                                    IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY             1 YEAR     3 YEARS     5 YEARS    10 YEARS      1 YEAR     3 YEARS     5 YEARS    10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender
   charge schedule            $1,382.00   $2,531.71   $3,562.64   $5,809.84   $  582.00   $1,731.71   $2,862.64   $5,609.84
RAVA ADVANTAGE PLUS
With a seven-year surrender
   charge schedule             1,282.00    2,431.71    3,362.64    5,609.84      582.00    1,731.71    2,862.64    5,609.84
RAVA SELECT PLUS               1,307.93    2,504.17    2,974.73    5,792.36      607.93    1,804.17    2,974.73    5,792.36

                                                                                 IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                 AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                1 YEAR     3 YEARS     5 YEARS    10 YEARS      1 YEAR     3 YEARS     5 YEARS    10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender
   charge schedule            $1,361.50   $2,474.15   $3,473.16   $5,662.09   $  561.50   $1,674.15   $2,773.16   $5,462.09
RAVA ADVANTAGE PLUS
With a seven-year surrender
   charge schedule             1,261.50    2,374.15    3,273.16    5,462.09      561.50    1,674.15    2,773.16    5,462.09
RAVA SELECT PLUS               1,287.43    2,446.92    2,886.23    5,648.47      587.43    1,746.92    2,886.23    5,648.47

                                                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                   1 YEAR     3 YEARS     5 YEARS    10 YEARS      1 YEAR     3 YEARS     5 YEARS    10 YEARS
RAVA ADVANTAGE PLUS - BAND 3
With a ten-year surrender
   charge schedule            $1,341.00   $2,416.34   $3,382.89   $5,511.23   $  541.00   $1,616.34   $2,682.89   $5,311.23
RAVA ADVANTAGE
   PLUS - BAND 3
With a seven-year surrender
   charge schedule             1,241.00    2,316.34    3,182.89    5,311.23      541.00    1,616.34    2,682.89    5,311.23
RAVA SELECT PLUS - BAND 3      1,261.80    2,375.01    2,774.51    5,464.33      561.80    1,675.01    2,774.51    5,464.33



12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                 IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY             1 YEAR     3 YEARS     5 YEARS    10 YEARS      1 YEAR     3 YEARS     5 YEARS    10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender
   charge schedule            $  951.50   $1,270.51   $1,512.14   $1,976.02   $  151.50   $  470.51   $  812.14   $1,776.02
RAVA ADVANTAGE PLUS
With a seven-year surrender
   charge schedule               851.50    1,170.51    1,312.14    1,776.02      151.50      470.51      812.14    1,776.02
RAVA SELECT PLUS                 877.43    1,249.64      946.25    2,055.28      177.43      549.64      946.25    2,055.28

                                                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:        AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                1 YEAR     3 YEARS     5 YEARS    10 YEARS      1 YEAR     3 YEARS     5 YEARS    10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender
   charge schedule            $  931.00   $1,207.66   $1,405.13   $1,750.32   $  131.00   $  407.66   $  705.13   $1,550.32
RAVA ADVANTAGE PLUS
With a seven-year surrender
   charge schedule               831.00    1,107.66    1,205.13    1,550.32      131.00      407.66      705.13    1,550.32
RAVA SELECT PLUS                 856.93    1,187.12      840.35    1,835.10      156.93      487.12      840.35    1,835.10

                                                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:        AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                   1 YEAR     3 YEARS     5 YEARS    10 YEARS      1 YEAR     3 YEARS     5 YEARS    10 YEARS
RAVA ADVANTAGE PLUS - BAND 3
With a ten-year surrender
   charge schedule            $  910.50   $1,144.56   $1,297.22   $1,520.18   $  110.50   $  344.56   $  597.22   $1,320.18
RAVA ADVANTAGE PLUS - BAND 3
With a seven-year surrender
   charge schedule               810.50    1,044.56    1,097.22    1,320.18      110.50      344.56      597.22    1,320.18
RAVA SELECT PLUS - BAND 3        831.30    1,108.61      706.74    1,553.74      131.30      408.61      706.74    1,553.74

(1) In these examples, the contract administrative charge is estimated as a .018% charge for RAVA Advantage Plus, a .021% charge for RAVA Select
      Plus, a .018% charge for RAVA Advantage Plus - Band 3, and a .021% charge for RAVA Select Plus - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix C.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements for certain subaccounts in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 13

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.



14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

      Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

      The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 15

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


      o Compensating, training and educating sales representatives who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital               Growth of capital. Invests principally in common stocks         A I M Advisors, Inc.
Appreciation Fund,             of companies likely to benefit from new or innovative
Series II Shares               products, services or processes as well as those with
                               above-average long-term growth and excellent prospects
                               for future growth. The fund can invest up to 25% of its
                               total assets in foreign securities that involve risks not
                               associated with investing solely in the United States.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital               Long-term growth of capital. Invests primarily in securities    A I M Advisors, Inc.
Development Fund,              (including common stocks, convertible securities and
Series II Shares               bonds) of small- and medium-sized companies. The Fund
                               may invest up to 25% of its total assets in foreign
                               securities.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial             Capital growth. Actively managed. Invests at least 80%          A I M Advisors, Inc.
Services Fund,                 of its net assets in the equity securities and equity-related
Series I Shares                instruments of companies involved in the financial services sector. These companies include, but are not limited to,
                               banks, insurance companies, investment and miscellaneous
                               industries (asset managers, brokerage firms and
                               government-sponsored agencies and suppliers to financial
                               services companies).

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global                Capital growth. The fund seeks to meet its objective by         A I M Advisors, Inc.
Health Care Fund,              investing, normally, at least 80% of its assets in securities
Series II Shares               of health care industry companies. The fund may invest
                               up to 20% of its total assets in companies located in
                               developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt
                               securities, i.e., junk bonds.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International         Long-term growth of capital. Invests primarily in a             A I M Advisors, Inc.
Growth Fund,                   diversified portfolio of international equity securities,
Series II Shares               whose issuers are considered to have strong earnings
                               momentum. The fund may invest up to 20% of its total
                               assets in security issuers located in developing countries and in securities exchangeable for or convertible into equity securities of foreign companies.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology            Capital growth. The Fund is actively managed. Invests           A I M Advisors, Inc.
Fund, Series I Shares          at least 80% of its net assets in equity securities and
                               equity-related instruments of companies engaged in
                               technology-related industries. These include, but are
                               not limited to, various applied technologies, hardware,
                               software, semiconductors, telecommunication equipment
                               and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value
                               of securities of the companies in this sector.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS          Long-term growth of capital. The Fund invests at least          AllianceBernstein L.P.
Global Technology              80% of its net assets in securities of companies that use
Portfolio (Class B)            technology extensively in the development of new or
                               improved products or processes. Invests in a global
                               portfolio of securities of U.S. and foreign companies
                               selected for their growth potential.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 17

------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS          Long-term growth of capital. Invests primarily in the equity    AllianceBernstein L.P.
Growth and Income              securities of domestic companies that the Advisor deems to
Portfolio (Class B)            be undervalued.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS          Long-term growth of capital. Invests primarily in a             AllianceBernstein L.P.
International Value            diversified portfolio of equity securities of established
Portfolio (Class B)            companies selected from more than 40 industries and from
                               more than 40 developed and emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Capital growth. Invests primarily in stocks of growing          American Century Global Investment
International, Class II        foreign companies in developed countries.                       Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth with income as a secondary             American Century Investment
Mid Cap Value, Class II        objective. Long-term capital growth with income as              Management, Inc.
                               secondary objective. Invests primarily in stocks of
                               companies that management believes are undervalued
                               at the time of purchase. The fund will invest at least 80%
                               of its assets in securities of companies whose market
                               capitalization at the time of purchase is within the
                               capitalization range of the Russell 3000 Index,
                               excluding the largest 100 such companies.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth. Analytical research tools and         American Century Investment
Ultra(R), Class II             techniques are used to identify the stocks of larger-sized      Management, Inc.
                               companies that appear to have the best opportunity of
                               sustaining long-term above average growth.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth, with income as a secondary            American Century Investment
Value, Class II                objective. Invests primarily in stocks of companies that        Management, Inc.
                               management believes to be undervalued at the time of
                               purchase.

------------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series,       Income and capital growth. Invests primarily in stocks,         Calvert Asset Management Company,
Inc. Social Balanced           bonds and money market instruments which offer income           Inc. (CAMCO), investment adviser.
Portfolio                      and capital growth opportunity and which satisfy the            SSgA Funds Management, Inc. and
                               investment and social criteria.                                 New Amsterdam Partners, LLP
                                                                                               are the investment subadvisers.

------------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield            High level of current income with capital appreciation as       Columbia Management Advisors, LLC
Fund, Variable Series,         a secondary objective when consistent with the goal of
Class B                        high current income. The Fund normally invests at least
                               80% of its net assets (plus any borrowings for investment
                               purposes) in high yielding corporate debt securities,
                               such as bonds, debentures and notes that are rated below
                               investment grade, or unrated securities which the Fund's
                               investment advisor has determined to be of comparable
                               quality. No more than 10% of the Fund's total assets will
                               normally be invested in securities rated CCC or lower by
                               S&P or Caa or lower by Moody's.

------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico               Long-term growth of capital. The Fund invests primarily in      Columbia Management Advisors, LLC
Growth Fund,                   equity securities of large-capitalization companies that are    (advisor); Marsico Capital
Variable Series, Class A       selected for their growth potential. It generally holds a       Management, LLC (sub-advisor)
                               core position of between 35 and 50 common stocks. It may hold up to 25% of its assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------



18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico               Long-term growth of capital. The Fund normally invests at       Columbia Management Advisors, LLC
International Opportunities    least 65% of its assets in common stocks of foreign             (advisor); Marsico Capital
Fund, Variable Series,         companies. While the Fund may invest in companies of any        Management, LLC (sub-advisor)
Class B                        size, it focuses on large companies. These companies are
                               selected for their long-term growth potential. The Fund
                               normally invests in issuers from at least three different
                               countries not including the United States and generally
                               holds a core position of 35 to 50 common stocks. The Fund
                               may invest in common stocks of companies operating in
                               emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -          Total return. Invests in commodity-linked derivative            Credit Suisse Asset Management, LLC
Commodity Return               instruments backed by a portfolio of short-maturity
Strategy Portfolio             investment-grade fixed income securities normally having
                               an average duration of one year or less.

------------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT                 High level of current income. Non-diversified mutual fund       Eaton Vance Management
Floating-Rate Income           that normally invests primarily in senior floating rate loans
Fund                           ("Senior Loans"). Senior Loans typically are of below
                               investment grade quality and have below investment grade
                               credit ratings, which ratings are associated with having
                               high risk, speculative characteristics. Investments are
                               actively managed, and may be bought or sold on a daily
                               basis (although loans are generally held until repaid).
                               The investment adviser's staff monitors the credit quality of the Fund holdings, as well as other investments that are available. The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging
                               transactions.

------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International     Long-term capital growth, with modest income as a               Evergreen Investment Management
Equity Fund - Class 2          secondary objective. The Fund seeks to achieve its goal         Company, LLC
                               by investing primarily in equity securities issued by
                               established, quality non-U.S. companies located in
                               countries with developed markets and may purchase
                               securities across all market capitalizations. The Fund may also invest in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)  Long-term capital appreciation. Normally invests primarily      Fidelity Management & Research
Portfolio Service Class 2      in common stocks. Invests in securities of companies whose      Company (FMR), investment
                               value it believes is not fully recognized by the public.        manager; FMR U.K. and
                               Invests in either "growth" stocks or "value" stocks or both.    FMR Far East, sub-investment
                               The fund invests in domestic and foreign issuers.               advisers.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP                High total return through a combination of current income       FMR, investment manager; FMR
Growth & Income                and capital appreciation. Normally invests a majority of        U.K., FMR Far East, sub-investment
Portfolio Service Class 2      assets in common stocks with a focus on those that pay          advisers.
                               current dividends and show potential for capital
                               appreciation. May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently
                               paying dividends, but offer prospects for future income or capital appreciation. Invests in domestic and foreign
                               issuers. The Fund invests in either "growth" stocks or
                               "value" stocks or both.

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



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 19

------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap        Long-term growth of capital. Normally invests primarily         FMR, investment manager; FMR
Portfolio Service Class 2      in common stocks. Normally invests at least 80% of              U.K., FMR Far East, sub-investment
                               assets in securities of companies with medium market            advisers.
                               capitalizations. May invest in companies with smaller or
                               larger market capitalizations. Invests in domestic and
                               foreign issuers. The Fund invests in either "growth" or
                               "value" common stocks or both.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas       Long-term growth of capital. Normally invests primarily in      FMR, investment manager; FMR
Portfolio Service Class 2      common stocks of foreign securities. Normally invests at        U.K., FMR Far East, Fidelity
                               least 80% of assets in non-U.S. securities.                     International Investment Advisors
                                                                                               (FIIA) and FIIA U.K.,
                                                                                               sub-investment advisers.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Global         High total return. The Fund normally invests at least 80%       Franklin Templeton Institutional,
Real Estate Securities         of its net assets in investments of companies located           LLC, adviser; Franklin Advisers,
Fund - Class 2                 anywhere in the world that operate in the real estate sector.   Inc., subadviser

(previously FTVIPT
Franklin Real Estate
Fund - Class 2)

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin                Long-term total return. The Fund normally invests at least      Franklin Advisory Services, LLC
Small Cap Value                80% of its net assets in investments of small capitalization
Securities Fund - Class 2      companies, and normally invests predominantly in equity
                               securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares           Capital appreciation, with income as a secondary goal.          Franklin Mutual Advisers, LLC
Securities Fund - Class 2      The Fund normally invests primarily in equity securities of companies that the manager believes are undervalued.
                               The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.

------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT              Long-term capital appreciation. The Fund invests, under         Goldman Sachs Asset
Mid Cap Value Fund -           normal circumstances, at least 80% of its net assets plus any   Management, L.P.
Institutional Shares           borrowings for investment purposes (measured at time of
                               purchase) ("Net Assets") in a diversified portfolio of
                               equity investments in mid-cap issuers with public stock
                               market capitalizations (based upon shares available for
                               trading on an unrestricted basis) within the range of the
                               market capitalization of companies constituting the Russell
                               Midcap(R) Value Index at the time of investment. If the
                               market capitalization of a company held by the Fund moves
                               outside this range, the Fund may, but is not required to,
                               sell the securities. The capitalization range of the Russell
                               Midcap(R) Value Index is currently between $613 million and
                               $18.3 billion. Although the Fund will invest primarily in
                               publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies
                               ("emerging countries") and securities quoted in foreign
                               currencies. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market
                               capitalizations outside the range of companies constituting the Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

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



20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT              Long-term growth of capital and dividend income.                Goldman Sachs Asset
Structured U.S. Equity         The Fund invests, under normal circumstances, at least 90%      Management, L.P.
Fund - Institutional Shares    of its total assets (not including securities lending
                               collateral and any investment of that collateral) measured at time of purchase ("Total Assets") in a diversified portfolio of equity investments in U.S. issuers, including foreign
                               companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in such equity investments. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style,
                               capitalization and industry characteristics similar to the
                               S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth
                               expectations and dividend yields. The Fund is not required to limit its investments to securities in the S&P 500 Index. The
                               Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series             Long-term growth of capital in a manner consistent with the     Janus Capital
Large Cap Growth               preservation of capital. Invests under normal circumstances
Portfolio: Service Shares      at least 80% of its net assets in common stocks of
                               large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement              Long-term capital appreciation. Invests primarily in equity     Lazard Asset Management, LLC
International Equity           securities, principally common stocks, of relatively large
Portfolio - Service Shares     non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe,
                               Australia and Far East (EAFE(R)) Index that the Investment
                               Manager believes are undervalued based on their earnings,
                               cash flow or asset values.

------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners            Long-term growth of capital. Under normal circumstances, the    Legg Mason Partners Fund Advisor,
Variable Small Cap             fund invests at least 80% of its net assets in equity           LLC, adviser; ClearBridge Advisors,
Growth Portfolio, Class I      securities of companies with small market capitalizations and   LLC, subadviser
                               related investments.
Legg Mason Partners
Variable Small Cap
Growth Portfolio, Class II
merged into this fund
on April 27, 2007.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors               Capital appreciation. Normally invests at least 80% of the      MFS Investment Management(R)
Growth Stock Series -          fund's net assets in equity securities of companies MFS
Service Class                  believes to have above average earnings growth potential
                               compared to other companies (growth companies).

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery           Capital appreciation. Invests in stocks of companies MFS        MFS Investment Management(R)
Series - Service Class         believes to have above average earnings growth potential
                               compared to other companies (growth companies).

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 21

------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series     Total return. Invests primarily in equity and fixed income      MFS Investment Management(R)
- Service Class                securities. MFS invests between 40% and 75% of the fund's
                               net assets in equity securities and at least 25% of the
                               fund's total assets in fixed-income senior securities.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -      Total return. Normally invests at least 80% of the fund's net   MFS Investment Management(R)
Service Class                  assets in securities of issuers in the utilities industry.

------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman               Long-term growth of capital. The Fund invests mainly in         Neuberger Berman Management Inc.
Advisers Management            foreign companies of any size, including companies in
Trust International            developed and emerging industrialized markets. The Fund
Portfolio (Class S)            defines a foreign company as one that is organized outside of the United States and conducts the majority of its
                               business abroad. The Fund seeks to reduce risk by
                               diversifying among many industries. Although it has the
                               flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain
                               well-diversified across countries and geographical regions.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global             Long-term capital appreciation. Invests mainly in common        OppenheimerFunds, Inc.
Securities Fund/VA,            stocks of U.S. and foreign issuers that are "growth-type"
Service Shares                 companies, cyclical industries and special situations that are considered to have appreciation possibilities.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street        Capital appreciation. Invests mainly in common stocks           OppenheimerFunds, Inc.
Small Cap Fund/VA,             of small-capitalization U.S. companies that the fund's
Service Shares                 investment manager believes have favorable business trends or prospects.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic          High level of current income principally derived from           OppenheimerFunds, Inc.
Bond Fund/VA,                  interest on debt securities. Invests mainly in three market
Service Shares                 sectors: debt securities of foreign governments and
                               companies, U.S. government securities and lower-rated
                               high yield securities of U.S. and foreign companies.

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All                  Maximum real return consistent with preservation of real        Pacific Investment Management
Asset Portfolio,               capital and prudent investment management period.               Company LLC
Advisor Share Class            The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").
                               Though it is anticipated that the Portfolio will not
                               currently invest in the European StockPLUS(R) TR Strategy,
                               Far East (ex-Japan) StocksPLUS(R) TR Strategy, Japanese
                               StocksPLUS(R) TR Strategy, StocksPLUS(R) Municipal-Backed and
                               StocksPLUS(R) TR Short Strategy Funds, the Portfolio may
                               invest in these Funds in the future, without shareholder
                               approval, at the discretion of the Portfolio's asset
                               allocation sub-adviser.

------------------------------------------------------------------------------------------------------------------------------------



22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health               Capital appreciation. The fund pursues its goal by investing    Putnam Investment Management, LLC
Sciences Fund -                mainly in common stocks of companies in the health
Class IB Shares                sciences industries, with a focus on growth stocks.
                               Under normal circumstances, the fund invests at least 80%
                               of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or
                               (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences
                               industries.

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT International        Capital appreciation. The fund pursues its goal by investing    Putnam Investment Management, LLC
Equity Fund - Class IB         mainly in common stocks of companies outside the United
Shares                         States that Putnam Management believes have favorable
                               investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -         Capital appreciation. The fund pursues its goal by investing    Putnam Investment Management, LLC
Class IB Shares                mainly in common stocks of U.S. companies, with a focus on growth stocks.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Maximum total investment return through a combination of        RiverSource Investments, LLC
Variable Portfolio -           capital growth and current income. Invests primarily in a
Balanced Fund                  combination of common and preferred stocks, bonds and
                               other debt securities. Under normal market conditions, at
                               least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25%
                               of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Maximum current income consistent with liquidity and            RiverSource Investments, LLC
Variable Portfolio -           stability of principal. Invests primarily in money market
Cash Management Fund           instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                               certificates of deposit, bankers' acceptances, letters of
                               credit and commercial paper, including asset-backed
                               commercial paper.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    High total return through current income and capital            RiverSource Investments, LLC
Variable Portfolio -           appreciation. Under normal market conditions, the Fund
Core Bond Fund                 invests at least 80% of its net assets in bonds and other
                               debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the
                               Lehman Brothers Aggregate Bond Index ("the Index"), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 23

------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    High level of current income while attempting to conserve       RiverSource Investments, LLC
Variable Portfolio -           the value of the investment for the longest period of time.
Diversified Bond Fund          Under normal market conditions, the Fund invests at least 80%
                               of its net assets in bonds and other debt securities. At
                               least 50% of the Fund's net assets will be invested in
                               securities like those included in the Lehman Brothers
                               Aggregate Bond Index (Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds and mortgage-
                               and asset-backed securities. Although the Fund emphasizes
                               high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital
                               appreciation by buying lower-quality (junk) bonds.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    High level of current income and, as a secondary goal,          RiverSource Investments, LLC
Variable Portfolio -           steady growth of capital. Under normal market conditions,
Diversified Equity             the Fund invests at least 80% of its net assets in dividend-
Income Fund                    paying common and preferred stocks. The Fund may invest
                               up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term capital growth. The Fund's assets are primarily       RiverSource Investments, LLC,
Variable Portfolio -           invested in equity securities of emerging market companies.     adviser; Threadneedle International
Emerging Markets Fund          Under normal market conditions, at least 80% of the Fund's      Limited, an indirect wholly-owned
                               net assets will be invested in securities of companies that     subsidiary of Ameriprise Financial,
                               are located in emerging market countries, or that earn 50%      subadviser.
                               or more of their total revenues from goods and services
                               produced in emerging market countries or from sales made
                               in emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term capital growth. The Fund's assets are primarily       RiverSource Investments, LLC,
Variable Portfolio -           invested in equity securities of U.S. companies. Under          adviser; Davis Selected Advisers,
Fundamental Value Fund         normal market conditions, the Fund's net assets will be         L.P., subadviser.
                               invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    High total return through income and growth of capital.         RiverSource Investments, LLC
Variable Portfolio -           Non-diversified mutual fund that invests primarily in debt
Global Bond Fund               obligations of U.S. and foreign issuers. Under normal
                               market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt
                               obligations including money market instruments of issuers
                               located in at least three different countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Total return that exceeds the rate of inflation over the        RiverSource Investments, LLC
Variable Portfolio -           long-term. Non-diversified mutual fund that, under normal
Global Inflation Protected     market conditions, invests at least 80% of its net assets in
Securities Fund                inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S.
                               and foreign governments, their agencies or instrumentalities and corporations.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term capital growth. Invests primarily in common           RiverSource Investments, LLC
Variable Portfolio -           stocks and securities convertible into common stocks that
Growth Fund                    appear to offer growth opportunities. These growth
                               opportunities could result from new management, market
                               developments or technological superiority. The Fund may
                               invest up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------



24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    High current income, with capital growth as a secondary         RiverSource Investments, LLC
Variable Portfolio -           objective. Under normal market conditions, the Fund
High Yield Bond Fund           invests at least 80% of its net assets in high-yielding,
                               high-risk corporate bonds (junk bonds) issued by
                               U.S. and foreign companies and governments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    High total return through current income and capital            RiverSource Investments, LLC
Variable Portfolio -           appreciation. Under normal market conditions, invests
Income Opportunities           primarily in income-producing debt securities with an
Fund                           emphasis on the higher rated segment of the high-yield
                               (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Capital appreciation. Invests primarily in equity securities    RiverSource Investments, LLC,
Variable Portfolio -           of foreign issuers that are believed to offer strong growth     adviser; Threadneedle International
International Opportunity      potential. The Fund may invest in developed and in              Limited, an indirect wholly-owned
Fund                           emerging markets.                                               subsidiary of Ameriprise Financial,
                                                                                               subadviser.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Capital appreciation. Under normal market conditions,           RiverSource Investments, LLC
Variable Portfolio -           the Fund invests at least 80% of its net assets in equity
Large Cap Equity Fund          securities of companies with market capitalization greater than $5 billion at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term growth of capital. Under normal market                RiverSource Investments, LLC
Variable Portfolio -           conditions, the Fund invests at least 80% of its net assets
Large Cap Value Fund           in equity securities of companies with a market
                               capitalization greater than $5 billion. The Fund may also
                               invest in income-producing equity securities and preferred stocks.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Growth of capital. Under normal market conditions,              RiverSource Investments, LLC
Variable Portfolio -           the Fund invests at least 80% of its net assets at the time
Mid Cap Growth Fund            of purchase in equity securities of mid capitalization
                               companies. The investment manager defines mid-cap
                               companies as those whose market capitalization (number
                               of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term growth of capital. Under normal circumstances,        RiverSource Investments, LLC
Variable Portfolio -           the Fund invests at least 80% of its net assets (including
Mid Cap Value Fund             the amount of any borrowings for investment purposes)
                               in equity securities of medium-sized companies.
                               Medium-sized companies are those whose market
                               capitalizations at the time of purchase fall within the
                               range of the Russell Midcap(R) Value Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term capital appreciation. The Fund seeks to               RiverSource Investments, LLC
Variable Portfolio -           provide investment results that correspond to the total
S&P 500 Index Fund             return (the combination of appreciation and income) of
                               large-capitalization stocks of U.S. companies. The Fund
                               invests in common stocks included in the Standard & Poor's
                               500 Composite Stock Price Index (S&P 500). The S&P 500
                               is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 25

------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term growth of capital. Invests primarily in equity        RiverSource Investments, LLC,
Variable Portfolio -           securities of mid cap companies as well as companies with       adviser; Systematic Financial
Select Value Fund              larger and smaller market capitalizations. The Fund considers   Management, L.P. and WEDGE Capital
                               mid-cap companies to be either those with a market              Management L.L.P., subadvisers
                               capitalization of up to $10 billion or those whose market
                               capitalization falls within range of the Russell 3000(R)
                               Value Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    High level of current income and safety of principal            RiverSource Investments, LLC
Variable Portfolio -           consistent with investment in U.S. government and
Short Duration                 government agency securities. Under normal market
U.S. Government Fund           conditions, at least 80% of the Fund's net assets are
                               invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or
                               instrumentalities.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term capital growth. Under normal market conditions,       RiverSource Investments, LLC,
Variable Portfolio -           at least 80% of the Fund's net assets are invested in equity    adviser; Kenwood Capital
Small Cap Advantage            securities of companies with market capitalization of           Management LLC, subadviser
Fund                           up to $2 billion or that fall within the range of the Russell
                               2000(R) Index at the time of investment.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                    Long-term capital appreciation. Under normal market             RiverSource Investments, LLC,
Variable Portfolio -           conditions, at least 80% of the Fund's net assets will be       adviser; River Road Asset
Small Cap Value Fund           invested in small cap companies with market capitalization,     Management, LLC, Donald Smith &
                               at the time of investment, of up to $2.5 billion or that fall   Co., Inc., Franklin Portfolio
                               within the range of the Russell 2000(R) Value Index.            Associates LLC and Barrow, Hanley,
                                                                                               Mewhinney & Strauss, Inc.,
                                                                                               subadvisers.

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life                Capital growth and income through investments in equity         Van Kampen Asset Management
Investment Trust               securities, including common stocks, preferred stocks and
Comstock Portfolio,            securities convertible into common and preferred stocks.
Class II Shares                The Portfolio emphasizes value style of investing seeking
                               well-established, undervalued companies believed by the
                               Portfolio's investment adviser to posses the potential for capital growth and income.

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF                 Current income and capital appreciation. Invests primarily      Morgan Stanley Investment
Global Real Estate             in equity securities of companies in the real estate industry   Management Inc., doing business as
Portfolio, Class II Shares     located throughout the world, including real estate             Van Kampen, adviser; Morgan Stanley
                               operating companies, real estate investment trusts and          Investment Management Limited and
                               foreign real estate companies.                                  Morgan Stanley Investment
                                                                                               Management Company, sub-advisers

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF                 Long-term capital growth. Invests primarily in                  Morgan Stanley Investment
Mid Cap Growth Portfolio,      growth-oriented equity securities of U.S. mid cap companies     Management Inc., doing business as
Class II Shares                and foreign companies, including emerging market securities.    Van Kampen.

------------------------------------------------------------------------------------------------------------------------------------
Wanger International           Long-term growth of capital. Invests primarily in stocks        Columbia Wanger Asset
Small Cap                      of companies based outside the U.S. with market                 Management, L.P.
                               capitalizations of less than $5 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller            Long-term growth of capital. Invests primarily in stocks        Columbia Wanger Asset
Companies                      of small- and medium-size U.S. companies with market            Management, L.P.
                               capitalizations of less than $5 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------



26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT       Long-term capital appreciation. Invests principally in equity   Wells Fargo Funds Management, LLC,
Opportunity Fund               securities of medium-capitalization companies, defined as       adviser; Wells Capital Management
                               those within the range of market capitalizations of             Incorporated, subadviser.
                               companies in the Russell Midcap(R) Index. We reserve the
                               right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,
                               we will not engage in extensive foreign currency hedging.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT       Long-term capital appreciation. Invests principally in          Wells Fargo Funds Management, LLC,
Small Cap Growth Fund          equity securities of small-capitalization companies that we     adviser; Wells Capital Management
                               believe have above-average growth potential. We define          Incorporated, subadviser.
                               small-capitalization companies as those with market
                               capitalizations at the time of purchase of less than $2
                               billion.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 27

THE FIXED ACCOUNT


Unless an asset allocation model is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and the RiverSource Life of NY's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

THE SPECIAL DCA ACCOUNT


You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses.


Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)


28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

BUYING YOUR CONTRACT


New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments".)

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

o     no earlier than 13 months after the contract's effective date; and

o no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 29

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS*

MINIMUM ALLOWABLE PURCHASE PAYMENTS**


If paying by installments under a scheduled payment plan:

   $23.08 biweekly, or
   $50 per month


                                                RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
If paying by any other method:
   initial payment for qualified annuities             $1,000              $ 2,000
   initial payment for nonqualified annuities           2,000               10,000
   for any additional payments                             50                   50

 *    RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO
      INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum
      $1,000,000 initial purchase payment and office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.

** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without office approval) based on your age on the effective date of the contract:

                                                RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
For the first year:
   through age 85                                    $999,999             $999,999
   for ages 86 to 90                                  100,000              100,000
For each subsequent year:
   through age 85                                     100,000              100,000
   for ages 86 to 90                                   50,000               50,000

*** These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We also reserve the right to limit the cumulative amount of purchase payments for contracts with the Withdrawal
      Benefit rider, subject to state restrictions.


We reserve the right to not accept purchase payments allocated to the fixed account for six months following either:

1.    a partial surrender from the fixed account; or

2.    a lump sum transfer from the fixed account to a subaccount.


30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205


Express mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203


For subsequent purchase payments, send your check along with your name and contract number to:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o     a bank authorization.

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

o     1% of each purchase payment received:

      -- if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

      -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

o     2% of each purchase payment received:

      -- if you elect the seven-year surrender charge schedule for your contract.

o     3% of each purchase payment received

      -- if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 31

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.


CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. Any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. The charge from the fixed account will not exceed $30 in any contract year.

We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                         RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
For nonqualified annuities                      0.95%                1.20%
For qualified annuities                         0.75%                1.00%
For Band 3 annuities                            0.55%                0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account or the Special DCA account.


32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:

CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:


o     10% of the contract value on the prior contract anniversary*; or


o     current contract earnings.

CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

o     10% of the contract value on the prior contract anniversary*;


o     current contract earnings; or


o     the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1.    First, we surrender the TFA. We do not assess a surrender charge on TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 33

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

            SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
    PURCHASE PAYMENT         PERCENTAGE          PURCHASE PAYMENT         PERCENTAGE
           0                     7%                     0                     8%
           1                     7                      1                     8
           2                     7                      2                     8
           3                     6                      3                     7
           4                     5                      4                     7
           5                     4                      5                     6
           6                     2                      6                     5
           7+                    0                      7                     4
                                                        8                     3
                                                        9                     2
                                                       10+                    0

SURRENDER CHARGE UNDER RAVA SELECT PLUS:

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on contract earnings.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

               CONTRACT YEAR       SURRENDER CHARGE PERCENTAGE
                      1                         7%
                      2                         7
                      3                         7
                      Thereafter                0

PARTIAL SURRENDERS

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o     surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


o if you elected the Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


o required minimum distributions from a qualified annuity (for those amounts required to be distributed from a contract described in this prospectus);

o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

o     amounts we refund to you during the free look period*;

o     death benefits*;


34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.


We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups, this change will be in effect for the entire contract year.


The fee does not apply after annuity payouts begin.


(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with Withdrawal Benefit.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 35

WITHDRAWAL BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.


We reserve the right to change the fee for this rider up to a maximum of 2.50%. However, any change to the rider fee will only apply to existing contract owners if:


(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model.


We reserve the right to charge a fee that varies by the model portfolio selected.


If you elect the spousal continuation step up or to change your model portfolio after we have exercised our right to increase the fee we charge for this rider. or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you make more than one change in the same contract year, the fee we charge for this rider will be the greatest fee applicable to any change which you have selected during the contract year.

If you choose an annual Elective Step up, you will pay the fee we then charge. If you choose an Elective Step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or an Elective Step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.


(1) Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must select a model portfolio with this rider (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program").

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) The MAV rider is only available if you are 75 or younger at the rider effective date and it is not available with 5-year MAV.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.


36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

PN RIDER FEE

We charge a fee for this optional feature only if you select it.(4) This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts less any excluded accounts in the same proportion your interest in each account bears to your total variable account contract value less any excluded accounts (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(4) We do not charge this fee and you may not discontinue your participation if you are required to participate in the PN program because you purchased an optional Accumulation Benefit or Withdrawal Benefit rider.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o     minus any prorated portion of the contract administrative charge.

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

o the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges); and

o     minus amounts transferred out.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contracts each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional death benefit with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocate to the subaccounts;

o     any purchase payment credits allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders;

o     surrender charges;

and a deduction of:

o     a prorated portion of the contract administrative charge;

o     a prorated portion of the ROPP rider fee (if selected);

o     a prorated portion of the MAV rider fee (if selected);

o     a prorated portion of the 5-Year MAV rider fee (if selected);

o     a prorated portion of the Accumulation Benefit rider fee (if selected);

o     a prorated portion of the Withdrawal Benefit rider fee (if selected);
      and/or

o     a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk fees.


38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                  NUMBER
By investing an equal number                           AMOUNT    ACCUMULATION    OF UNITS
of dollars each month ...                     MONTH   INVESTED    UNIT VALUE    PURCHASED
                                               Jan      $100         $20          5.00
you automatically buy                          Feb       100          18          5.56
more units when the                            Mar       100          17          5.88
per unit market price is low ... ---------->   Apr       100          15          6.67
                                               May       100          16          6.25
                                               June      100          18          5.56
and fewer units                                July      100          17          5.88
when the per unit                              Aug       100          19          5.26
market price is high.            ---------->   Sept      100          21          4.76
                                               Oct       100          20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

o     You cannot transfer existing contract values into a Special DCA account.

o Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

o We make monthly transfers of your Special DCA account value into the subaccounts you select.

o You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if an asset allocation program is in effect, and the model portfolio you have selected includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the model portfolio you have selected.)

o We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

o We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

o Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).

o You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if an asset allocation program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).

o We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing or by any other method acceptable to us. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM

If you purchased an optional Withdrawal Benefit rider, you are required to participate in our asset allocation program under the terms of the rider. The asset allocation program is only available if you purchased the optional Withdrawal Benefit rider. There is no additional charge for the asset allocation program.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account (if available under the asset allocation program) that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or the fixed account and (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.


40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the asset allocation model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts and/or the fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

o reallocate your current model portfolio to an updated version of your current model portfolio; or

o     substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after Nov. 1, 2005 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after Nov. 1, 2005. The PN program is available for nonqualified annuities and for qualified annuities except under 401(k) and 401(a) plans.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account, that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or Withdrawal Benefit rider. If your contract does not include one of these riders you also may participate in the PN program by purchasing a separate optional rider for an additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 41

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocations options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.


POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and the fixed account as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.


As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and the fixed account, we may have an incentive to identify the RiverSource Variable Portfolio Funds and the fixed account for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSourceVariable Portfolio Funds. These changes may include, but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.


PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with a questionnaire, a tool to help you define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the questionnaire is objective, there is no guarantee that your responses to the questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.


42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. However, if your contract includes an optional Accumulation Benefit or Withdrawal Benefit rider and you make such change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider.

We reserve the right to change the terms and conditions of the PN program upon a written notice to you. This includes but is not limited to the right to:

o limit your choice of modesl based on the amount of your initial purchase payment we accept;

o cancel required participation in the program afer 30 days wirtten notice;

o substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

o discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.


Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 43

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND WITHDRAWAL BENEFIT RIDER

If you purchase the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider, you are required to participate in the PN program under the terms of each rider. There is no additional charge for the PN program when used with either of these optional riders.

o ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period as does your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL END OF WAITING PERIOD.

o WITHDRAWAL BENEFIT RIDER: Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. SURRENDER CHARGES AND TAX PENALTIES MAY APPLY. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM RIDER

If you do not select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider with your contract, you may elect to participate in the PN program by adding the optional Portfolio Navigator Model Portfolio Rider (PN rider) to your contract for an additional charge (see "Charges").

Unless we agree otherwise, you may only add the PN rider at contract issue. You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.

You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN rider. The PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.


TRANSFERRING AMONG ACCOUNTS


The transfer rights discussed in this section do not apply while an asset allocation model portfolio is in effect.

You may transfer contract value from any one subaccount or the fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. Currently, the amount of contract value transferred to the fixed account cannot result in the value of the fixed account being greater than 30% of the contract value. You may not make a transfer to the Special DCA account.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject



44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 45

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205


Express mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203


MINIMUM AMOUNT

Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders: Contract value or entire account balance

*     Failure to provide your Social Security Number or Taxpayer
      Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers to the fixed account or the Special DCA account are not allowed.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


o If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA account.


MINIMUM AMOUNT

Transfers or surrenders:       $50

MAXIMUM AMOUNT


Transfers or surrenders:       None (except for automated transfers from the
                               fixed account)


3 BY TELEPHONE


Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT


Transfers or surrenders:       $250 or entire contract balance

MAXIMUM AMOUNT


Transfers:                     Contract value or entire account balance
Surrenders:                    $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 47

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, ROPP charges, MAV charges, 5-Year MAV charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o     request that payment be wired to your bank;

o     bank account must be in the same ownership as your contract; and

o     pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the surrender amount includes a purchase payment check that has not cleared;

      -- the NYSE is closed, except for normal holiday and weekend closings;

      -- trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.


48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      -- you are at least age 59 1/2;

      -- you are disabled as defined in the Code;

      -- you severed employment with the employer who purchased the contract;
         or

      -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 49

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o     contract value, less any purchase payment credits subject to reversal;
      or

o     purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.

ADJUSTED PARTIAL SURRENDERS

                      PS x DB
                      -------
                        CV

            PS = the partial surrender including any applicable surrender charge.

            DB = the death benefit on the date of (but prior to) the partial surrender.

            CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:


o     You purchase the contract with a payment of $20,000.

o During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

      We calculate the death benefit as follows:

         The total purchase payments minus adjustments
         for partial surrenders:
         Total purchase payments                                       $ 20,000
               minus adjusted partial surrenders, calculated as:

             $1,500 x $20,000
             ---------------- =                                         - 1,667
                  $18,000                                           -----------
        for a death benefit of:                                        $ 18,333



EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:


o     You purchase the contract with a payment of $20,000.

o During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.



50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal; or

      o     purchase payments less minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
      70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                      PS x DB
                      -------
                        CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.


52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the 5-Year MAV.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

TERMINATING THE 5-YEAR MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit may not be purchased with the optional Withdrawal Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether a Accumulation Benefit rider is appropriate for you because:

o you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

o if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;


54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

o if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

o the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

o the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").


Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.


HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying
(a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.    80% of the contract value on the contract anniversary; or

2.    the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

      The rider will terminate before the benefit date without paying a benefit on the date:

      o     you take a full surrender; or

      o     annuitization begins; or

      o the contract terminates as a result of the death benefit being paid.

      The rider will terminate on the benefit date.

For an example, see Appendix C.


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GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT)

The Withdrawal Benefit is an optional benefit that you may select for an additional annual charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a surrender charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

o surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

o     the Guaranteed Benefit Amount will be adjusted as described below; and

o     the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Surrender Charges"). We pay you the amount you request. Any partial surrender you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrender Charge").

An annual Elective Step Up option is available for 30 days after each contract anniversary. This option allows you to step up the Remaining Benefit Amount and Guaranteed Benefit Amount to:

o the contract value on the valuation date we receive your written request to step up.

The annual Elective Step Up is subject to the following rules:

o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;


o if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal processing discussed under the Guaranteed Benefit Amount and Remaining Benefit Amount headings below; and


o you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your asset allocation model, the rider charge may change (see "Charges").

If you are 80 or younger at contract issue, you may choose to add the Withdrawal Benefit to your contract. You must elect the Withdrawal Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Withdrawal Benefit may not be cancelled and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

You should consider whether the Withdrawal Benefit is appropriate for you because:

o you must participate in an asset allocation program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and the fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program");


o withdrawals before age 59 1/2 may incur an IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have RMD rules that govern the timing and amount of distributions from the contract. If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal processing described below will apply to the Guaranteed Benefit Amount and the Remaining Benefit Amount. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


o if your contract is a TSA, your right to take withdrawals is restricted (see "TSA -- Special Surrender Provisions"), so the rider may be limited value to you. You should consult your tax advisor before you select this optional rider if you have questions about the use of this rider in your tax situation.

o we reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.


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THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE
DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT RBA PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

o at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;


o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA:

            GBA EXCESS WITHDRAWAL PROCESSING


            The GBA will automatically be reset to the lesser of (a) the GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments and the excess withdrawal procedure results in a reduction of the total GBA, each payment's GBA will be reset in the following manner:

            1. If the contract value before the excess withdrawal is less than or equal to the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset equal to that payment's Remaining Benefit Amount after the withdrawal.

            2. If the contract value before the excess withdrawal is greater than the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset to that payment's Remaining Benefit Amount after the withdrawal plus (a) times (b) divided by (c), where:

                        (a) is the total GBA after the withdrawal less the total Remaining Benefit Amount after the withdrawal;

                        (b) is the ratio of that payment's GBA before the withdrawal to that payment's Remaining Benefit Amount before the withdrawal minus one, and

                        (c) is the sum of the values as determined in (b) for each individual payment before the withdrawal.

o     at step up -- (see "Elective Step Up" below).

REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

o at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.


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o     when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA:

            RBA EXCESS WITHDRAWAL PROCESSING


            The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

            If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:


            The withdrawal amount up to the Remaining Benefit Payment (defined below) is taken out of each RBA bucket in proportion to its Remaining Benefit Payment at the time of the withdrawal; and the withdrawal amount above the Remaining Benefit Payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.


o     at step up -- (see "Elective Step Up" below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.


The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Surrender Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal processing described above.


REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. NOTE THAT SPECIAL RULES, DESCRIBED ABOVE, MAY LIMIT ELECTIVE STEP UPS IN THE FIRST THREE CONTRACT YEARS. The increases will be determined as follows:

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA.

The effective date of the step up is the valuation date we receive your written request to step up.

The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

The GBA will be set to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

The GBP will be set to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be set to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.


If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing described above.


The elective step up option is not available to non-spouse beneficiaries that continue the contract.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation elective step up is in addition to the annual elective step up.


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A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA immediately prior to the spousal continuation step up, or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

RBA PAYOUT OPTION


Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.


Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract.

We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

o     you will be paid according to the RBA payout option described above;

o     we will no longer accept additional purchase payments;

o     you will no longer be charged for the rider;

o     any attached death benefit riders will terminate; and

o the death benefit becomes the remaining payments under the RBA payout option described above.

If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit, and the contract will terminate.

For an example, see Appendix B.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     your age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


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ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.

o PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

o WITHDRAWAL BENEFIT - RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


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ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account, subaccounts and/or Special DCA account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a Withdrawal Benefit rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a Withdrawal Benefit rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a Withdrawal Benefit rider we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.


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The withholding requirements differ if we deliver the payment outside the
United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or


o if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


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REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAs, SEPs AND SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a Withdrawal Benefit rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is an RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.


In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will generally not apply to any amount received:

o     because of your death,

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, PN, ACCUMULATION BENEFIT OR WITHDRAWAL BENEFIT): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 65

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.



66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 67

APPENDICES


THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA ACCOUNT, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL RIDERS AND DEATH BENEFITS IN APPENDIX B INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS AND DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER OR DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS AND/OR OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.


68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you surrender the contract for its total value during the fourth contract year. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------


                                                                               CONTRACT     CONTRACT
                                                                              WITH GAIN     WITH LOSS
                                 Contract Value at time of full surrender:   $120,000.00   $ 80,000.00
                                      Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the contract:     20,000.00          0.00
                            10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                             -----------   -----------
                                                        Total Free Amount:     20,000.00      8,500.00
STEP 2. We determine the TFA that is from Purchase Payments:
                                                        Total Free Amount:     20,000.00      8,500.00
                                                 Earnings in the contract:     20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                                      WD =    120,000.00     80,000.00   = the amount of the
                                                                                                           surrender
                                                                     TFA =     20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1
                                                                      CV =    120,000.00     80,000.00   = the contract value at the
                                                                                                           time of the surrender
                                                                      PR =           100%          100%  = the premium ratio
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                             CPP = PR x (PP-PPF)
                                                                      PR =           100%          100%  = premium ratio, step 3
                                                                      PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                     PPF =          0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                     CPP =    100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:    100,000.00     91,500.00
                                              Surrender Charge Percentage:             7%            7%
                                                         Surrender Charge:      7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00
                                               Contract Value Surrendered:     (7,000.00)    (6,405.00)
                           Contract Charge (assessed upon full surrender):        (30.00)       (30.00)
                                              Net Full Surrender Proceeds:    112,970.00     73,565.00


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 69

PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you request a partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------

                                                                               CONTRACT     CONTRACT
                                                                              WITH GAIN     WITH LOSS
                              Contract Value at time of partial surrender:   $120,000.00   $ 80,000.00
                                      Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the contract:     20,000.00          0.00
                            10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                             -----------   -----------
                                                        Total Free Amount:     20,000.00      8,500.00
STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                        Total Free Amount:     20,000.00      8,500.00
                                                 Earnings in the contract:     20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                                      WD =     50,000.00     50,000.00   = the amount of the
                                                                                                           surrender
                                                                     TFA =     20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1
                                                                      CV =    120,000.00     80,000.00   = the contract value at the
                                                                                                           time of surrender
                                                                      PR =            30%           58%  = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                             CPP = PR x (PP - PPF)
                                                                      PR =            30%           58%  = premium ratio, step 3
                                                                      PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                     PPF =          0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                     CPP =     30,000.00     53,108.39   = chargeable purchase
                                                                                                           payments being
                                                                                                           surrendered
STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:     30,000.00     53,108.39
                                              Surrender Charge Percentage:             7%            7%
                                                         Surrender Charge:         2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                                               Contract Value Surrendered:     50,000.00     50,000.00
                                                         Surrender Charge:     (2,100.00)    (3,717.00)
                                              Net Full Surrender Proceeds:     47,900.00     46,282.41


70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you surrender the contract for its total value during the second contract year. The surrender charge percentage in the first completed year after a purchase payment is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------

                                                                               CONTRACT     CONTRACT
                                                                              WITH GAIN     WITH LOSS
                                 Contract Value at time of full surrender:   $120,000.00   $ 80,000.00
                                      Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the Contract:     20,000.00          0.00
                            10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                             -----------   -----------
                                                        Total Free Amount:     20,000.00      8,500.00
STEP 2. We determine the FA that is from Purchase Payments:
                                                        Total Free Amount:     20,000.00      8,500.00
                                                 Earnings in the contract:     20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                                      WD =    120,000.00     80,000.00   = the amount of the
                                                                                                           surrender
                                                                     TFA =     20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1
                                                                      CV =    120,000.00     80,000.00   = the contract value at the
                                                                                                           time of the surrender
                                                                      PR =           100%          100%
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                                                       CPP = PR x (PP-PPF)
                                                                      PR =           100%          100%  = premium ratio, step 3
                                                                      PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                     PPF =          0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                     CPP =    100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:    100,000.00     91,500.00
                                              Surrender Charge Percentage:             7%            7%
                                                         Surrender Charge:      7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00
                                               Contract Value Surrendered:     (7,000.00)    (6,405.00)
                           Contract Charge (assessed upon full surrender):        (30.00)       (30.00)
                                              Net Full Surrender Proceeds:    112,970.00     73,565.00


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 71

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you request a partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------

                                                                               CONTRACT     CONTRACT
                                                                              WITH GAIN     WITH LOSS
                              Contract Value at time of partial surrender:   $120,000.00   $ 80,000.00
                                      Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the contract:     20,000.00          0.00
                            10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                                             -----------   -----------
                                                        Total Free Amount:     20,000.00      8,500.00
STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                        Total Free Amount:     20,000.00      8,500.00
                                                 Earnings in the contract:     20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                                      WD =     50,000.00     50,000.00   = the amount of the
                                                                                                           surrender
                                                                     TFA =     20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1
                                                                      CV =    120,000.00     80,000.00   = the contract value at the
                                                                                                           time of surrender
                                                                      PR =            30%           58%  = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                             CPP = PR x (PP - PPF)
                                                                      PR =            30%           58%  = premium ratio, step 3
                                                                      PP =    100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                     PPF =          0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                     CPP =     30,000.00     53,108.39   = chargeable purchase
                                                                                                           payments being
                                                                                                           surrendered
STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:     30,000.00     53,108.39
                                              Surrender Charge Percentage:             7%            7%
                                                         Surrender Charge:         2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                                               Contract Value Surrendered:     50,000.00     50,000.00
                                                         Surrender Charge:     (2,100.00)    (3,717.00)
                                              Net Full Surrender Proceeds:     47,900.00     46,282.41


72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

o You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

o     You make no additional purchase payments.

o     You do not exercise the Elective Step-up option

o     The Accumulation Benefit rider fee is 0.60%.

                        ASSUMED NET      PARTIAL SURRENDER      ADJUSTED                    ACCUMULATION
END OF CONTRACT YEAR   RATE OF RETURN   (BEGINNING OF YEAR)  PARTIAL SURRENDER    MCAV     BENEFIT AMOUNT   CONTRACT VALUE
          1                 12%                    0                 0           100,000            0          111,328
          2                 15%                    0                 0           102,422            0          127,259
          3                  3%                    0                 0           104,861            0          130,290
          4                 -8%                    0                 0           104,861            0          119,148
          5                -15%                    0                 0           104,861            0          100,647
          6                 20%                2,000             2,084           102,778            0          117,666
          7                 15%                    0                 0           108,252            0          134,504
          8                -10%                    0                 0           108,252            0          120,327
          9                -20%                5,000             4,498           103,754            0           91,639
          10               -12%                    0                 0           103,754       23,734          103,754

EXAMPLE -- WITHDRAWAL BENEFIT

The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

o You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

o     You make no additional purchase payments.

o The contract earns a net return of -5%. All value is invested in the variable subaccounts.

o     The Withdrawal Benefit rider fee is 0.60%.

o You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.

CONTRACT YEAR            CONTRACT VALUE           WITHDRAWAL       CONTRACT VALUE
                       (BEGINNING OF YEAR)   (BEGINNING OF YEAR)    (END OF YEAR)     GBA        RBA
1                            $100,000               $7,000            $88,350       $100,000   $93,000
2                              88,350                7,000             76,819        100,000    86,000
3                              76,819                7,000             65,930        100,000    79,000
4                              65,930                7,000             55,648        100,000    72,000
5                              55,648                7,000             45,938        100,000    65,000
6                              45,938                7,000             36,769        100,000    58,000
7                              36,769                7,000             28,111        100,000    51,000
8                              28,111                7,000             19,905        100,000    44,000
9                              19,905                7,000             12,156        100,000    37,000
10                             12,156                7,000              4,839        100,000    30,000
11                              4,839                7,000                  0        100,000    23,000
12                                  0                7,000                  0        100,000    16,000
13                                  0                7,000                  0        100,000     9,000
14                                  0                7,000                  0        100,000     2,000
15                                  0                2,000                  0        100,000         0


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 73

EXAMPLE -- ROPP DEATH BENEFIT


      o You purchase the contract (with the ROPP rider) with a payment of $20,000.

      o The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

                  We calculate the death benefit as follows:


                  The total purchase payments minus adjustments for partial surrenders:
                  Total purchase payments                                                   $ 20,000
                  minus adjusted partial surrenders, calculated as:

                  $1,500 x $20,000
                  ----------------  =                                                        - 1,667
                     $18,000                                                                --------

                  for a death benefit of:                                                   $ 18,333

EXAMPLE -- MAV DEATH BENEFIT


o You purchase the contract (with the MAV rider) with a payment of $20,000.

o     On the first contract anniversary the contract value grows to $24,000.

o During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

                  We calculate the death benefit as follows:


                  The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

                  Greatest of your contract anniversary contract values:                    $ 24,000
                  plus purchase payments made since that anniversary:                            + 0
                  minus adjusted partial surrenders, calculated as:

                  $1,500 x $24,000
                  ----------------  =                                                        - 1,636
                      $22,000                                                               --------

                  for a death benefit of:                                                   $ 22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT


      o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

      o On the fifth contract anniversary the contract value grows to $30,000.

      o During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

                  We calculate the death benefit as follows:


                  The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

                  Greatest of your 5-year contract anniversary contract values:             $ 30,000
                  plus purchase payments made since that anniversary:                            + 0
                  minus adjusted partial surrenders, calculated as:

                  $1,500 x $30,000
                  ----------------  =                                                        - 1,800
                      $25,000                                                               --------

                  for a death benefit of:                                                   $ 28,200


74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.11        $  1.03       $  1.00
Accumulation unit value at end of period                                                        $  1.17        $  1.11       $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                               6             54            --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.14        $  1.05       $  1.00
Accumulation unit value at end of period                                                        $  1.32        $  1.14       $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.09        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.26        $  1.09       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                               4              2            --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  1.03             --            --
Number of accumulation units outstanding at end of period (000 omitted)                              83             --            --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of period                                                  $  1.09        $  1.00            --
Accumulation unit value at end of period                                                        $  1.39        $  1.09            --
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.05        $  1.03       $  1.00
Accumulation unit value at end of period                                                        $  1.15        $  1.05       $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                              12             11            --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                                  $  1.06        $  1.00            --
Accumulation unit value at end of period                                                        $  1.14        $  1.06            --
Number of accumulation units outstanding at end of period (000 omitted)                              46              4            --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.08        $  1.03       $  1.00
Accumulation unit value at end of period                                                        $  1.25        $  1.08       $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                              --              5            --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.22        $  1.06       $  1.00
Accumulation unit value at end of period                                                        $  1.64        $  1.22       $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                             103             58             3
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.19        $  1.06       $  1.00
Accumulation unit value at end of period                                                        $  1.48        $  1.19       $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                                  $  1.04        $  1.00            --
Accumulation unit value at end of period                                                        $  1.00        $  1.04            --
Number of accumulation units outstanding at end of period (000 omitted)                             193             14            --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.08        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.27        $  1.08       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                              10              5            --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 75

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.07        $  1.02       $  1.00
Accumulation unit value at end of period                                                        $  1.16        $  1.07       $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  1.07             --            --
Number of accumulation units outstanding at end of period (000 omitted)                               7             --            --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  1.02             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             123             --            --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  1.07             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             344             --            --
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  0.97             --            --
Number of accumulation units outstanding at end of period (000 omitted)                              90             --            --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  1.03             --            --
Number of accumulation units outstanding at end of period (000 omitted)                              86             --            --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.21        $  1.06       $  1.00
Accumulation unit value at end of period                                                        $  1.48        $  1.21       $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                              14              1            --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  1.03             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             366             --            --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.08        $  1.01       $  1.00
Accumulation unit value at end of period                                                        $  1.21        $  1.08       $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                               4              1            --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.24        $  1.06       $  1.00
Accumulation unit value at end of period                                                        $  1.38        $  1.24       $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                             102             37            --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.24        $  1.05       $  1.00
Accumulation unit value at end of period                                                        $  1.46        $  1.24       $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/15/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                  $  1.19        $  1.05       $  1.00
Accumulation unit value at end of period                                                        $  1.42        $  1.19       $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                              19              7             1
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.12        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.31        $  1.12       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                              10             --            --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.15        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.35        $  1.15       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                              28             16            --
------------------------------------------------------------------------------------------------------------------------------------



76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.17        $  1.05       $  1.00
Accumulation unit value at end of period                                                        $  1.36        $  1.17       $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                              30             49            --
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.09        $  1.03       $  1.00
Accumulation unit value at end of period                                                        $  1.22        $  1.09       $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                               5             45            --
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.15        $  1.05       $  1.00
Accumulation unit value at end of period                                                        $  1.40        $  1.15       $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                              --              5            --
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (11/1/2005)
Accumulation unit value at beginning of period                                                  $  1.06        $  1.00            --
Accumulation unit value at end of period                                                        $  1.18        $  1.06            --
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth
      Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.07        $  1.03       $  1.00
Accumulation unit value at end of period                                                        $  1.14        $  1.07       $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                               4              1            --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.09        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.22        $  1.09       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                               6              2            --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.05        $  1.02       $  1.00
Accumulation unit value at end of period                                                        $  1.16        $  1.05       $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                               3             --            --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.23        $  1.06       $  1.00
Accumulation unit value at end of period                                                        $  1.60        $  1.23       $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                              11              8            --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  1.05             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             107             --            --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.22        $  1.07       $  1.00
Accumulation unit value at end of period                                                        $  1.42        $  1.22       $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                               9              1            --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.14        $  1.05       $  1.00
Accumulation unit value at end of period                                                        $  1.30        $  1.14       $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                               3             --            --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.04        $  1.02       $  1.00
Accumulation unit value at end of period                                                        $  1.11        $  1.04       $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                             133             40             2
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  1.04             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             220             --            --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.17        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.19        $  1.17       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                              17              6            --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 77

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.18        $  1.06       $  1.00
Accumulation unit value at end of period                                                        $  1.50        $  1.18       $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.18        $  1.06       $  1.00
Accumulation unit value at end of period                                                        $  1.24        $  1.18       $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                               2             --            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.06        $  1.02       $  1.00
Accumulation unit value at end of period                                                        $  1.20        $  1.06       $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.02        $  1.00       $  1.00
Accumulation unit value at end of period                                                        $  1.06        $  1.02       $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                              38             --            --

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.95%
      and 4.03%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.02        $  1.01       $  1.00
Accumulation unit value at end of period                                                        $  1.05        $  1.02       $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                             204             --            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.02        $  1.01       $  1.00
Accumulation unit value at end of period                                                        $  1.06        $  1.02       $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                             410             31            10
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.18        $  1.05       $  1.00
Accumulation unit value at end of period                                                        $  1.41        $  1.18       $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                             416             50             5
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.44        $  1.08       $  1.00
Accumulation unit value at end of period                                                        $  1.92        $  1.44       $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                              64             24             2
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  1.09             --            --
Number of accumulation units outstanding at end of period (000 omitted)                             218             --            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  0.97        $  1.03       $  1.00
Accumulation unit value at end of period                                                        $  1.03        $  0.97       $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                              89              8            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.04        $  1.02       $  1.00
Accumulation unit value at end of period                                                        $  1.05        $  1.04       $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                              71             17            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.12        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.24        $  1.12       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                              12             19            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.05        $  1.01       $  1.00
Accumulation unit value at end of period                                                        $  1.15        $  1.05       $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                              22              9             3
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.03        $  1.01       $  1.00
Accumulation unit value at end of period                                                        $  1.11        $  1.03       $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                              88              6            --
------------------------------------------------------------------------------------------------------------------------------------



78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.20        $  1.06       $  1.00
Accumulation unit value at end of period                                                        $  1.48        $  1.20       $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                               3              1             1
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.09        $  1.03       $  1.00
Accumulation unit value at end of period                                                        $  1.25        $  1.09       $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                              14             71             5
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.07        $  1.03       $  1.00
Accumulation unit value at end of period                                                        $  1.27        $  1.07       $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.14        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.13        $  1.14       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (11/1/2005)
Accumulation unit value at beginning of period                                                  $  1.06        $  1.00            --
Accumulation unit value at end of period                                                        $  1.22        $  1.06            --
Number of accumulation units outstanding at end of period (000 omitted)                             353             --            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.06        $  1.02       $  1.00
Accumulation unit value at end of period                                                        $  1.22        $  1.06       $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                              --              3            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.04        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.20        $  1.04       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.02        $  1.01       $  1.00
Accumulation unit value at end of period                                                        $  1.05        $  1.02       $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                               3              4             4
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.08        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.20        $  1.08       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.11        $  1.05       $  1.00
Accumulation unit value at end of period                                                        $  1.32        $  1.11       $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                             106             41             7
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.07        $  1.03       $  1.00
Accumulation unit value at end of period                                                        $  1.23        $  1.07       $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                             238             98            --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  1.23             --            --
Number of accumulation units outstanding at end of period (000 omitted)                              78             --            --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                  $  1.00             --            --
Accumulation unit value at end of period                                                        $  0.99             --            --
Number of accumulation units outstanding at end of period (000 omitted)                              79             --            --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.31        $  1.09       $  1.00
Accumulation unit value at end of period                                                        $  1.79        $  1.31       $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                              74             27             2
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 79

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                2006           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.15        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.24        $  1.15       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                              62             45            --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                                                  $  1.11        $  1.04       $  1.00
Accumulation unit value at end of period                                                        $  1.24        $  1.11       $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/1/2005)
Accumulation unit value at beginning of period                                                  $  1.05        $  1.00            --
Accumulation unit value at end of period                                                        $  1.28        $  1.05            --
Number of accumulation units outstanding at end of period (000 omitted)                              --             --            --
------------------------------------------------------------------------------------------------------------------------------------



80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                              2006    2005    2004    2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                $  1.07 $  0.99 $  0.94 $  0.73 $  0.98 $  1.00     --
Accumulation unit value at end of period                                      $  1.12 $  1.07 $  0.99 $  0.94 $  0.73 $  0.98     --
Number of accumulation units outstanding at end of period (000 omitted)         5,571   7,136   1,822     765     424     114     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                $  1.27 $  1.17 $  1.02 $  0.76 $  0.98 $  1.00     --
Accumulation unit value at end of period                                      $  1.47 $  1.27 $  1.17 $  1.02 $  0.76 $  0.98     --
Number of accumulation units outstanding at end of period (000 omitted)         1,132   1,066   1,023     738     426      65     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                $  1.19 $  1.14 $  1.05 $  0.82 $  0.97 $  1.00     --
Accumulation unit value at end of period                                      $  1.38 $  1.19 $  1.14 $  1.05 $  0.82 $  0.97     --
Number of accumulation units outstanding at end of period (000 omitted)           540     472     569     482     337     123     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.02      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         1,896      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of period                                $  1.09 $  1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.39 $  1.09      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)            32      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                $  0.73 $  0.72 $  0.69 $  0.48 $  0.91 $  1.00     --
Accumulation unit value at end of period                                      $  0.80 $  0.73 $  0.72 $  0.69 $  0.48 $  0.91     --
Number of accumulation units outstanding at end of period (000 omitted)         1,350   1,704     718     403     215      92     --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                $  1.06 $  1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.14 $  1.06      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)           746     160      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                $  1.12 $  1.08 $  0.98 $  0.74 $  0.97 $  1.00     --
Accumulation unit value at end of period                                      $  1.30 $  1.12 $  1.08 $  0.98 $  0.74 $  0.97     --
Number of accumulation units outstanding at end of period (000 omitted)        10,042  10,828   9,073   5,594   2,924     307     --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                $  1.88 $  1.63 $  1.31 $  0.92 $  0.98 $  1.00     --
Accumulation unit value at end of period                                      $  2.52 $  1.88 $  1.63 $  1.31 $  0.92 $  0.98     --
Number of accumulation units outstanding at end of period (000 omitted)        11,404   9,163   4,351   2,161     643      38     --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                $  1.16 $  1.03 $  0.91 $  0.73 $  0.93 $  1.00     --
Accumulation unit value at end of period                                      $  1.44 $  1.16 $  1.03 $  0.91 $  0.73 $  0.93     --
Number of accumulation units outstanding at end of period (000 omitted)         1,718   1,659   1,408     938     559     119     --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                $  1.04 $  1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $  0.99 $  1.04      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         4,333     941      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                $  1.35 $  1.30 $  1.15 $  0.90 $  1.04 $  1.00     --
Accumulation unit value at end of period                                      $  1.59 $  1.35 $  1.30 $  1.15 $  0.90 $  1.04     --
Number of accumulation units outstanding at end of period (000 omitted)        10,957  10,497   6,900   4,207   2,339     719     --
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                $  1.00 $  0.95 $  0.88 $  0.75 $  0.86 $  0.93 $ 1.00
Accumulation unit value at end of period                                      $  1.08 $  1.00 $  0.95 $  0.88 $  0.75 $  0.86 $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)         1,455   1,195     895     475     348     124     --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.07      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         2,297      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 81

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2006    2005    2004    2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.02      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         7,246      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.07      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         3,548      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  0.97      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         2,782      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.03      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         6,662      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                $  1.21 $  1.06 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.48 $  1.21 $  1.06      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         1,366   1,120      14      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.03      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        14,295      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                $  1.13 $  1.06 $  1.01 $  0.82 $  1.00 $  1.00     --
Accumulation unit value at end of period                                      $  1.26 $  1.13 $  1.06 $  1.01 $  0.82 $  1.00     --
Number of accumulation units outstanding at end of period (000 omitted)        12,329  13,335  11,997   6,872   2,998     502     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                $  1.85 $  1.58 $  1.27 $  0.93 $  1.04 $  1.00     --
Accumulation unit value at end of period                                      $  2.06 $  1.85 $  1.58 $  1.27 $  0.93 $  1.04     --
Number of accumulation units outstanding at end of period (000 omitted)        17,466  16,249  12,408   7,511   3,349     588     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                $  1.40 $  1.19 $  1.06 $  0.75 $  0.95 $  1.00     --
Accumulation unit value at end of period                                      $  1.64 $  1.40 $  1.19 $  1.06 $  0.75 $  0.95     --
Number of accumulation units outstanding at end of period (000 omitted)         5,781   5,952   5,831   2,326     836     149     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/29/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                $  2.23 $  1.98 $  1.51 $  1.12 $  1.11 $  1.04 $ 1.00
Accumulation unit value at end of period                                      $  2.67 $  2.23 $  1.98 $  1.51 $  1.12 $  1.11 $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)         8,096   9,097   7,490   4,889   2,603   1,003    137
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                $  1.92 $  1.78 $  1.45 $  1.10 $  1.23 $  1.09 $ 1.00
Accumulation unit value at end of period                                      $  2.23 $  1.92 $  1.78 $  1.45 $  1.10 $  1.23 $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)         5,190   5,121   3,861   2,159   1,333     350     18
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                $  1.29 $  1.17 $  1.05 $  0.85 $  0.97 $  1.00     --
Accumulation unit value at end of period                                      $  1.51 $  1.29 $  1.17 $  1.05 $  0.85 $  0.97     --
Number of accumulation units outstanding at end of period (000 omitted)         9,112   7,513   4,483   2,574     801     155     --
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/29/2000)
Accumulation unit value at beginning of period                                $  2.09 $  1.86 $  1.49 $  1.17 $  1.24 $  1.11 $ 1.00
Accumulation unit value at end of period                                      $  2.40 $  2.09 $  1.86 $  1.49 $  1.17 $  1.24 $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)        10,266  10,617   6,770   4,304   2,280     796     37
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/29/2000)
Accumulation unit value at beginning of period                                $  0.95 $  0.90 $  0.79 $  0.62 $  0.79 $  0.91 $ 1.00
Accumulation unit value at end of period                                      $  1.07 $  0.95 $  0.90 $  0.79 $  0.62 $  0.79 $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)        10,535  11,511   4,998   3,397   2,661   1,788    266
------------------------------------------------------------------------------------------------------------------------------------



82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2006    2005    2004    2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                                $  1.06 $  0.96 $  0.84 $  0.66 $  0.75 $  1.00 $ 1.00
Accumulation unit value at end of period                                      $  1.29 $  1.06 $  0.96 $  0.84 $  0.66 $  0.75 $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)         3,395   3,903   3,187   2,168     777     352     --
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (11/1/2005)
Accumulation unit value at beginning of period                                $  1.06 $  1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.17 $  1.06      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)            35      --      --      --      --      --     --

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth
      Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                $  0.63 $  0.61 $  0.57 $  0.47 $  0.65 $  0.87 $ 1.00
Accumulation unit value at end of period                                      $  0.68 $  0.63 $  0.61 $  0.57 $  0.47 $  0.65 $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)         7,893   8,647   7,097   5,911   4,123   2,296    695
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                $  0.83 $  0.80 $  0.76 $  0.57 $  0.85 $  0.90 $ 1.00
Accumulation unit value at end of period                                      $  0.94 $  0.83 $  0.80 $  0.76 $  0.57 $  0.85 $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)         4,031   4,783   5,498   5,373   4,442   2,760    479
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                $  1.04 $  1.02 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.16 $  1.04 $  1.02      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         1,993   1,421      96      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                                $  1.37 $  1.18 $  0.92 $  0.68 $  0.89 $  1.00     --
Accumulation unit value at end of period                                      $  1.78 $  1.37 $  1.18 $  0.92 $  0.68 $  0.89     --
Number of accumulation units outstanding at end of period (000 omitted)         3,617   2,792   1,406     718     283     112     --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.04      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         3,236      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                $  1.21 $  1.07 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.41 $  1.21 $  1.07      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         3,158   1,793      45      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                $  1.14 $  1.05 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.30 $  1.14 $  1.05      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         1,204     468      15      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                $  1.04 $  1.02 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.11 $  1.04 $  1.02      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        20,585   9,132     152      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.04      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         9,475      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                                $  1.09 $  0.97 $  0.91 $  0.78 $  0.98 $  1.00     --
Accumulation unit value at end of period                                      $  1.11 $  1.09 $  0.97 $  0.91 $  0.78 $  0.98     --
Number of accumulation units outstanding at end of period (000 omitted)         1,397   1,837   1,481   1,270     748     169     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                                $  1.29 $  1.15 $  1.00 $  0.78 $  0.96 $  1.00     --
Accumulation unit value at end of period                                      $  1.63 $  1.29 $  1.15 $  1.00 $  0.78 $  0.96     --
Number of accumulation units outstanding at end of period (000 omitted)         2,803   3,193   3,359   3,718   2,109     364     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                                $  0.62 $  0.56 $  0.48 $  0.36 $  0.52 $  0.79 $ 1.00
Accumulation unit value at end of period                                      $  0.65 $  0.62 $  0.56 $  0.48 $  0.36 $  0.52 $ 0.79
Number of accumulation units outstanding at end of period (000 omitted)         2,464   2,910   3,132   3,452   3,552   3,407    767
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 83

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2006    2005    2004    2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  0.98 $  0.95 $  0.87 $  0.73 $  0.84 $  0.95 $ 1.00
Accumulation unit value at end of period                                      $  1.11 $  0.98 $  0.95 $  0.87 $  0.73 $  0.84 $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)         2,359   2,268   2,153   1,566   1,122     988    129
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
Accumulation unit value at beginning of period                                $  1.06 $  1.04 $  1.04 $  1.04 $  1.04 $  1.01 $ 1.00
Accumulation unit value at end of period                                      $  1.10 $  1.06 $  1.04 $  1.04 $  1.04 $  1.04 $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)        14,587  10,666  11,956  12,254  15,264  14,112  3,674

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.74%
      and 3.81%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                $  1.02 $  1.01 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.05 $  1.02 $  1.01      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         1,271     898      36      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  1.25 $  1.23 $  1.19 $  1.14 $  1.09 $  1.02 $ 1.00
Accumulation unit value at end of period                                      $  1.29 $  1.25 $  1.23 $  1.19 $  1.14 $  1.09 $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)        31,453  19,926  12,488  10,290   7,749   3,860    476
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  1.50 $  1.33 $  1.14 $  0.81 $  1.01 $  1.00 $ 1.00
Accumulation unit value at end of period                                      $  1.78 $  1.50 $  1.33 $  1.14 $  0.81 $  1.01 $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)        25,790  17,139  10,241   4,410   2,358   1,089     17
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  1.85 $  1.39 $  1.13 $  0.81 $  0.87 $  0.88 $ 1.00
Accumulation unit value at end of period                                      $  2.46 $  1.85 $  1.39 $  1.13 $  0.81 $  0.87 $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)         3,067   2,792     711     217     149     100      7
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.09      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         7,764      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  1.39 $  1.47 $  1.35 $  1.20 $  1.05 $  1.05 $ 1.00
Accumulation unit value at end of period                                      $  1.47 $  1.39 $  1.47 $  1.35 $  1.20 $  1.05 $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)         9,253   6,917   4,157   2,454   1,346     529     95
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                $  1.04 $  1.02 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.04 $  1.04 $  1.02      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        10,578   6,543      21      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  0.54 $  0.50 $  0.47 $  0.39 $  0.53 $  0.77 $ 1.00
Accumulation unit value at end of period                                      $  0.60 $  0.54 $  0.50 $  0.47 $  0.39 $  0.53 $ 0.77
Number of accumulation units outstanding at end of period (000 omitted)        12,217  13,724   6,535   5,159   3,200   2,185    741
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  1.28 $  1.24 $  1.12 $  0.90 $  0.97 $  0.93 $ 1.00
Accumulation unit value at end of period                                      $  1.40 $  1.28 $  1.24 $  1.12 $  0.90 $  0.97 $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)        14,822  16,084  14,646   9,939   5,182   2,596    465
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                $  1.03 $  1.01 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.11 $  1.03 $  1.01      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         6,653   1,815       6      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  0.87 $  0.77 $  0.66 $  0.52 $  0.64 $  0.91 $ 1.00
Accumulation unit value at end of period                                      $  1.07 $  0.87 $  0.77 $  0.66 $  0.52 $  0.64 $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)         3,257   3,145   2,082     359     191     182     13
------------------------------------------------------------------------------------------------------------------------------------



84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2006    2005    2004    2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  0.78 $  0.74 $  0.71 $  0.55 $  0.71 $  0.88 $ 1.00
Accumulation unit value at end of period                                      $  0.90 $  0.78 $  0.74 $  0.71 $  0.55 $  0.71 $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)        19,411  11,370   2,982     815     363     339    110
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                $  1.07 $  1.03 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.27 $  1.07 $  1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)           187      70      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                                $  1.23 $  1.12 $  1.04 $  0.85 $  1.00 $  1.00     --
Accumulation unit value at end of period                                      $  1.22 $  1.23 $  1.12 $  1.04 $  0.85 $  1.00     --
Number of accumulation units outstanding at end of period (000 omitted)         1,560   1,403   1,420     998     351      86     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                                $  1.19 $  1.00      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.36 $  1.19      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         5,108     351      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  0.89 $  0.85 $  0.78 $  0.61 $  0.80 $  0.92 $ 1.00
Accumulation unit value at end of period                                      $  1.01 $  0.89 $  0.85 $  0.78 $  0.61 $  0.80 $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)         8,282   8,983   9,237   6,233   3,963   2,214    129
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                $  1.04 $  1.04 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.20 $  1.04 $  1.04      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)           381     339      45      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  1.16 $  1.15 $  1.15 $  1.14 $  1.09 $  1.03 $ 1.00
Accumulation unit value at end of period                                      $  1.19 $  1.16 $  1.15 $  1.15 $  1.14 $  1.09 $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)         9,055  10,771  11,923   9,919   8,720   2,737    252
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
Accumulation unit value at beginning of period                                $  1.30 $  1.25 $  1.06 $  0.72 $  0.88 $  0.95 $ 1.00
Accumulation unit value at end of period                                      $  1.44 $  1.30 $  1.25 $  1.06 $  0.72 $  0.88 $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)         2,442   3,007   2,896   1,716     913     440     65
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
Accumulation unit value at beginning of period                                $  1.60 $  1.52 $  1.28 $  0.93 $  1.07 $  1.00     --
Accumulation unit value at end of period                                      $  1.91 $  1.60 $  1.52 $  1.28 $  0.93 $  1.07     --
Number of accumulation units outstanding at end of period (000 omitted)         7,149   7,106   4,860   4,184   2,710     606     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                $  1.07 $  1.03 $  1.00      --      --      --     --
Accumulation unit value at end of period                                      $  1.23 $  1.07 $  1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        13,974  10,069      65      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  1.23      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         2,781      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                $  1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                      $  0.99      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         2,389      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                                $  1.24 $  1.03 $  0.80 $  0.54 $  0.63 $  0.80 $ 1.00
Accumulation unit value at end of period                                      $  1.69 $  1.24 $  1.03 $  0.80 $  0.54 $  0.63 $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)        12,711  11,740   7,114   4,070   1,930     833    190
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                                $  1.73 $  1.56 $  1.33 $  0.94 $  1.13 $  1.03 $ 1.00
Accumulation unit value at end of period                                      $  1.85 $  1.73 $  1.56 $  1.33 $  0.94 $  1.13 $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)        14,502  14,569  10,599   6,621   2,942     855     77
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 85

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2006    2005    2004    2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period                                $  1.22 $  1.14 $  0.97 $  0.72 $  0.99 $  1.00     --
Accumulation unit value at end of period                                      $  1.36 $  1.22 $  1.14 $  0.97 $  0.72 $  0.99     --
Number of accumulation units outstanding at end of period (000 omitted)         1,281   1,387   1,549   1,450     884     232     --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                                $  0.97 $  0.92 $  0.81 $  0.58 $  0.94 $  1.00     --
Accumulation unit value at end of period                                      $  1.18 $  0.97 $  0.92 $  0.81 $  0.58 $  0.94     --
Number of accumulation units outstanding at end of period (000 omitted)         1,762   1,473   1,593   1,080     587     140     --
------------------------------------------------------------------------------------------------------------------------------------



86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                              2006    2005    2004    2003    2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                 $ 1.06  $ 0.98  $ 0.93  $ 0.73  $ 0.98  $1.00     --
Accumulation unit value at end of period                                       $ 1.11  $ 1.06  $ 0.98  $ 0.93  $ 0.73  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)         3,202   3,245   1,172     537     373     70     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                 $ 1.26  $ 1.16  $ 1.02  $ 0.76  $ 0.98  $1.00     --
Accumulation unit value at end of period                                       $ 1.45  $ 1.26  $ 1.16  $ 1.02  $ 0.76  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)           711     686     562     313     250     67     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                 $ 1.18  $ 1.13  $ 1.05  $ 0.82  $ 0.97  $1.00     --
Accumulation unit value at end of period                                       $ 1.36  $ 1.18  $ 1.13  $ 1.05  $ 0.82  $0.97     --
Number of accumulation units outstanding at end of period (000 omitted)           473     529     622     467     306     90     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                 $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                       $ 1.02      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)           892      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of period                                 $ 1.09  $ 1.00      --      --      --     --     --
Accumulation unit value at end of period                                       $ 1.38  $ 1.09      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            41      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                 $ 0.72  $ 0.71  $ 0.69  $ 0.48  $ 0.91  $1.00     --
Accumulation unit value at end of period                                       $ 0.79  $ 0.72  $ 0.71  $ 0.69  $ 0.48  $0.91     --
Number of accumulation units outstanding at end of period (000 omitted)           977     995     735     533     241     63     --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                 $ 1.06  $ 1.00      --      --      --     --     --
Accumulation unit value at end of period                                       $ 1.14  $ 1.06      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)           302      65      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                 $ 1.11  $ 1.07  $ 0.97  $ 0.74  $ 0.96  $1.00     --
Accumulation unit value at end of period                                       $ 1.29  $ 1.11  $ 1.07  $ 0.97  $ 0.74  $0.96     --
Number of accumulation units outstanding at end of period (000 omitted)         5,777   6,121   5,022   3,923   2,930    730     --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                 $ 1.86  $ 1.61  $ 1.31  $ 0.92  $ 0.98  $1.00     --
Accumulation unit value at end of period                                       $ 2.49  $ 1.86  $ 1.61  $ 1.31  $ 0.92  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)         6,633   5,012   2,202   1,112     400     29     --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                 $ 1.15  $ 1.03  $ 0.90  $ 0.73  $ 0.93  $1.00     --
Accumulation unit value at end of period                                       $ 1.42  $ 1.15  $ 1.03  $ 0.90  $ 0.73  $0.93     --
Number of accumulation units outstanding at end of period (000 omitted)         1,664   1,703   1,507   1,149     700    152     --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                 $ 1.04  $ 1.00      --      --      --     --     --
Accumulation unit value at end of period                                       $ 0.99  $ 1.04      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         1,987     389      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                 $ 1.34  $ 1.29  $ 1.14  $ 0.89  $ 1.04  $1.00     --
Accumulation unit value at end of period                                       $ 1.57  $ 1.34  $ 1.29  $ 1.14  $ 0.89  $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)         6,789   7,188   5,304   3,657   2,579    848     --
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                 $ 0.99  $ 0.94  $ 0.88  $ 0.74  $ 0.86  $0.93  $1.00
Accumulation unit value at end of period                                       $ 1.06  $ 0.99  $ 0.94  $ 0.88  $ 0.74  $0.86  $0.93
Number of accumulation units outstanding at end of period (000 omitted)         1,878   1,638     959     544     311    289     15
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                 $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                       $ 1.07      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         1,573      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 87

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                             2006     2005    2004    2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                     $  1.02       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        3,929       --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                     $  1.07       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        1,770       --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                     $  0.97       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        1,558       --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                     $  1.03       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        3,669       --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                               $  1.21  $  1.05  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                     $  1.47  $  1.21  $ 1.05      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)          813      645      40      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                     $  1.03       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        7,042       --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                               $  1.12  $  1.05  $ 1.00  $ 0.82  $ 1.00  $ 1.00     --
Accumulation unit value at end of period                                     $  1.25  $  1.12  $ 1.05  $ 1.00  $ 0.82  $ 1.00     --
Number of accumulation units outstanding at end of period (000 omitted)        9,099    9,746   8,735   6,117   3,320     583     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                               $  1.83  $  1.57  $ 1.27  $ 0.93  $ 1.04  $ 1.00     --
Accumulation unit value at end of period                                     $  2.04  $  1.83  $ 1.57  $ 1.27  $ 0.93  $ 1.04     --
Number of accumulation units outstanding at end of period (000 omitted)       10,749   10,285   8,137   5,236   3,151     536     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                               $  1.39  $  1.18  $ 1.05  $ 0.74  $ 0.95  $ 1.00     --
Accumulation unit value at end of period                                     $  1.62  $  1.39  $ 1.18  $ 1.05  $ 0.74  $ 0.95     --
Number of accumulation units outstanding at end of period (000 omitted)        3,933    4,012   3,384   1,478     756     101     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/29/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                               $  2.21  $  1.96  $ 1.50  $ 1.12  $ 1.11  $ 1.04  $1.00
Accumulation unit value at end of period                                     $  2.64  $  2.21  $ 1.96  $ 1.50  $ 1.12  $ 1.11  $1.04
Number of accumulation units outstanding at end of period (000 omitted)        5,455    6,194   5,320   3,834   2,650   1,215    150
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                               $  1.90  $  1.76  $ 1.44  $ 1.10  $ 1.22  $ 1.08  $1.00
Accumulation unit value at end of period                                     $  2.20  $  1.90  $ 1.76  $ 1.44  $ 1.10  $ 1.22  $1.08
Number of accumulation units outstanding at end of period (000 omitted)        3,540    3,470   2,522   1,628     986     410     56
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                               $  1.28  $  1.17  $ 1.04  $ 0.84  $ 0.97  $ 1.00     --
Accumulation unit value at end of period                                     $  1.50  $  1.28  $ 1.17  $ 1.04  $ 0.84  $ 0.97     --
Number of accumulation units outstanding at end of period (000 omitted)        4,583    3,446   2,367   1,668     932     155     --
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  2.06  $  1.85  $ 1.48  $ 1.16  $ 1.23  $ 1.11  $1.00
Accumulation unit value at end of period                                     $  2.37  $  2.06  $ 1.85  $ 1.48  $ 1.16  $ 1.23  $1.11
Number of accumulation units outstanding at end of period (000 omitted)        7,397    7,580   5,065   3,549   2,398   1,096    162
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.94  $  0.89  $ 0.79  $ 0.61  $ 0.79  $ 0.91  $1.00
Accumulation unit value at end of period                                     $  1.06  $  0.94  $ 0.89  $ 0.79  $ 0.61  $ 0.79  $0.91
Number of accumulation units outstanding at end of period (000 omitted)        7,046    7,488   4,379   2,692   2,301   1,422    202
------------------------------------------------------------------------------------------------------------------------------------



88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                             2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  1.06  $ 0.97  $ 0.85  $ 0.67  $ 0.76  $ 1.01  $ 1.00
Accumulation unit value at end of period                                     $  1.29  $ 1.06  $ 0.97  $ 0.85  $ 0.67  $ 0.76  $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)        3,420   3,932   3,125   1,977     714     498      16
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (11/1/2005)
Accumulation unit value at beginning of period                               $  1.05  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                     $  1.17  $ 1.05      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           38      --      --      --      --      --      --

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth
      Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.63  $ 0.61  $ 0.56  $ 0.46  $ 0.65  $ 0.87  $ 1.00
Accumulation unit value at end of period                                     $  0.67  $ 0.63  $ 0.61  $ 0.56  $ 0.46  $ 0.65  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)        4,618   5,560   5,021   4,726   4,234   3,342     685
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.83  $ 0.79  $ 0.75  $ 0.57  $ 0.85  $ 0.90  $ 1.00
Accumulation unit value at end of period                                     $  0.92  $ 0.83  $ 0.79  $ 0.75  $ 0.57  $ 0.85  $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)        2,844   3,667   4,463   4,471   3,982   2,670     527
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                               $  1.04  $ 1.02  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $  1.15  $ 1.04  $ 1.02      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          882     842      28      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                               $  1.36  $ 1.18  $ 0.91  $ 0.68  $ 0.89  $ 1.00      --
Accumulation unit value at end of period                                     $  1.76  $ 1.36  $ 1.18  $ 0.91  $ 0.68  $ 0.89      --
Number of accumulation units outstanding at end of period (000 omitted)        2,801   2,287   1,297     759     512     218      --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                     $  1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        1,600      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.21  $ 1.07  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $  1.41  $ 1.21  $ 1.07      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        2,319   1,151      31      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.14  $ 1.05  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $  1.29  $ 1.14  $ 1.05      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          883     417      22      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.04  $ 1.02  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $  1.10  $ 1.04  $ 1.02      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       11,811   5,096      84      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                     $  1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        4,812      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  1.08  $ 0.96  $ 0.91  $ 0.77  $ 0.98  $ 1.00      --
Accumulation unit value at end of period                                     $  1.10  $ 1.08  $ 0.96  $ 0.91  $ 0.77  $ 0.98      --
Number of accumulation units outstanding at end of period (000 omitted)          900     883     817     724     514     219      --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  1.27  $ 1.15  $ 1.00  $ 0.78  $ 0.96  $ 1.00      --
Accumulation unit value at end of period                                     $  1.61  $ 1.27  $ 1.15  $ 1.00  $ 0.78  $ 0.96      --
Number of accumulation units outstanding at end of period (000 omitted)        1,655   2,044   2,305   2,650   1,994     612      --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.62  $ 0.55  $ 0.47  $ 0.36  $ 0.52  $ 0.79  $ 1.00
Accumulation unit value at end of period                                     $  0.64  $ 0.62  $ 0.55  $ 0.47  $ 0.36  $ 0.52  $ 0.79
Number of accumulation units outstanding at end of period (000 omitted)        1,563   2,018   2,390   2,773   3,507   4,095   1,162
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 89

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  0.97  $  0.94  $  0.86  $  0.73  $  0.84  $  0.95  $ 1.00
Accumulation unit value at end of period                                $  1.09  $  0.97  $  0.94  $  0.86  $  0.73  $  0.84  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)   1,672    1,877    1,818    1,979    1,811    1,468     387
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
Accumulation unit value at beginning of period                          $  1.05  $  1.03  $  1.04  $  1.04  $  1.04  $  1.01  $ 1.00
Accumulation unit value at end of period                                $  1.09  $  1.05  $  1.03  $  1.04  $  1.04  $  1.04  $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)  11,540    7,130    8,287   10,038   12,020   13,646   4,153

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.54%
      and 3.60%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                          $  1.01  $  1.00  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $  1.04  $  1.01  $  1.00       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)     895      601        8       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.23  $  1.22  $  1.18  $  1.14  $  1.09  $  1.02  $ 1.00
Accumulation unit value at end of period                                $  1.28  $  1.23  $  1.22  $  1.18  $  1.14  $  1.09  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)  21,045   15,251   10,446    8,654    7,278    4,119     600
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.49  $  1.32  $  1.13  $  0.81  $  1.01  $  1.00  $ 1.00
Accumulation unit value at end of period                                $  1.77  $  1.49  $  1.32  $  1.13  $  0.81  $  1.01  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)  17,788   12,648    8,024    4,235    2,480    1,303      83
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.83  $  1.38  $  1.12  $  0.81  $  0.86  $  0.88  $ 1.00
Accumulation unit value at end of period                                $  2.43  $  1.83  $  1.38  $  1.12  $  0.81  $  0.86  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)   2,078    1,792      593      234      195      107      12
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                          $  1.00       --       --       --       --       --      --
Accumulation unit value at end of period                                $  1.08       --       --       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)   3,580       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.38  $  1.46  $  1.34  $  1.20  $  1.05  $  1.05  $ 1.00
Accumulation unit value at end of period                                $  1.45  $  1.38  $  1.46  $  1.34  $  1.20  $  1.05  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)   6,731    5,648    3,777    2,836    1,944    1,001     174
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                          $  1.03  $  1.02  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $  1.04  $  1.03  $  1.02       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)   5,558    3,131      218       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  0.54  $  0.50  $  0.46  $  0.39  $  0.53  $  0.77  $ 1.00
Accumulation unit value at end of period                                $  0.59  $  0.54  $  0.50  $  0.46  $  0.39  $  0.53  $ 0.77
Number of accumulation units outstanding at end of period (000 omitted)   7,585    8,017    3,588    4,296    2,674    2,826   1,195
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  1.27  $  1.23  $  1.11  $  0.90  $  0.97  $  0.93  $ 1.00
Accumulation unit value at end of period                                $  1.39  $  1.27  $  1.23  $  1.11  $  0.90  $  0.97  $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)  11,919   13,288   12,815   10,123    5,961    3,548     577
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                          $  1.03  $  1.01  $  1.00       --       --       --      --
Accumulation unit value at end of period                                $  1.10  $  1.03  $  1.01       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)   3,835    1,067        1       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/29/2000)
Accumulation unit value at beginning of period                          $  0.86  $  0.76  $  0.66  $  0.52  $  0.64  $  0.91  $ 1.00
Accumulation unit value at end of period                                $  1.06  $  0.86  $  0.76  $  0.66  $  0.52  $  0.64  $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)   3,065    2,785    1,364      594      495      455     316
------------------------------------------------------------------------------------------------------------------------------------



90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                             2006     2005    2004    2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/29/2000)
Accumulation unit value at beginning of period                               $  0.78  $  0.74  $ 0.70  $ 0.55  $ 0.71  $ 0.88  $1.00
Accumulation unit value at end of period                                     $  0.89  $  0.78  $ 0.74  $ 0.70  $ 0.55  $ 0.71  $0.88
Number of accumulation units outstanding at end of period (000 omitted)       11,629    5,105   1,558     831     450     326     65
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                               $  1.07  $  1.03  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                     $  1.26  $  1.07  $ 1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)          175       76      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                               $  1.22  $  1.11  $ 1.03  $ 0.85  $ 0.99  $ 1.00     --
Accumulation unit value at end of period                                     $  1.20  $  1.22  $ 1.11  $ 1.03  $ 0.85  $ 0.99     --
Number of accumulation units outstanding at end of period (000 omitted)        1,092    1,256   1,359     811     401     184     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                               $  1.19  $  1.00      --      --      --      --     --
Accumulation unit value at end of period                                     $  1.36  $  1.19      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        2,846      247      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
Accumulation unit value at beginning of period                               $  0.88  $  0.85  $ 0.78  $ 0.61  $ 0.80  $ 0.92  $1.00
Accumulation unit value at end of period                                     $  1.00  $  0.88  $ 0.85  $ 0.78  $ 0.61  $ 0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)        6,656    7,646   7,782   5,947   3,742   1,886    113
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                               $  1.04  $  1.04  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                     $  1.19  $  1.04  $ 1.04      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)          142      161      42      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/29/2000)
Accumulation unit value at beginning of period                               $  1.15  $  1.14  $ 1.14  $ 1.14  $ 1.08  $ 1.03  $1.00
Accumulation unit value at end of period                                     $  1.18  $  1.15  $ 1.14  $ 1.14  $ 1.14  $ 1.08  $1.03
Number of accumulation units outstanding at end of period (000 omitted)        7,765    9,250   9,832   9,828   8,010   4,050    474
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
Accumulation unit value at beginning of period                               $  1.28  $  1.24  $ 1.05  $ 0.72  $ 0.88  $ 0.95  $1.00
Accumulation unit value at end of period                                     $  1.42  $  1.28  $ 1.24  $ 1.05  $ 0.72  $ 0.88  $0.95
Number of accumulation units outstanding at end of period (000 omitted)        1,998    2,289   2,188   1,581     998     599    100
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
Accumulation unit value at beginning of period                               $  1.59  $  1.51  $ 1.27  $ 0.93  $ 1.07  $ 1.00     --
Accumulation unit value at end of period                                     $  1.89  $  1.59  $ 1.51  $ 1.27  $ 0.93  $ 1.07     --
Number of accumulation units outstanding at end of period (000 omitted)        4,430    4,724   3,930   3,089   2,209     628     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.06  $  1.03  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                     $  1.22  $  1.06  $ 1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        6,990    4,754      97      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                     $  1.22       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        1,445       --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                               $  1.00       --      --      --      --      --     --
Accumulation unit value at end of period                                     $  0.99       --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        1,082       --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                               $  1.23  $  1.02  $ 0.79  $ 0.54  $ 0.63  $ 0.80  $1.00
Accumulation unit value at end of period                                     $  1.67  $  1.23  $ 1.02  $ 0.79  $ 0.54  $ 0.63  $0.80
Number of accumulation units outstanding at end of period (000 omitted)        8,969    8,190   5,277   3,289   2,052   1,069    225
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                               $  1.71  $  1.55  $ 1.32  $ 0.93  $ 1.13  $ 1.02  $1.00
Accumulation unit value at end of period                                     $  1.82  $  1.71  $ 1.55  $ 1.32  $ 0.93  $ 1.13  $1.02
Number of accumulation units outstanding at end of period (000 omitted)       11,009   11,377   8,711   6,164   3,595   1,227    128
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 91

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2006     2005     2004     2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period                             $  1.21  $  1.13  $  0.97  $  0.72  $ 0.99  $ 1.00     --
Accumulation unit value at end of period                                   $  1.35  $  1.21  $  1.13  $  0.97  $ 0.72  $ 0.99     --
Number of accumulation units outstanding at end of period (000 omitted)      1,175    1,240    1,207    1,199     982     276     --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                             $  0.96  $  0.91  $  0.81  $  0.58  $ 0.94  $ 1.00     --
Accumulation unit value at end of period                                   $  1.17  $  0.96  $  0.91  $  0.81  $ 0.58  $ 0.94     --
Number of accumulation units outstanding at end of period (000 omitted)      1,303    1,423    1,489    1,344     816     222     --
------------------------------------------------------------------------------------------------------------------------------------



92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                2006       2005       2004       2003        2002
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.35   $   1.25   $   1.19   $   0.93   $    1.00
Accumulation unit value at end of period                                       $   1.41   $   1.35   $   1.25   $   1.19   $    0.93
Number of accumulation units outstanding at end of period (000 omitted)             673      1,056        119         11          --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.61   $   1.49   $   1.31   $   0.98   $    1.00
Accumulation unit value at end of period                                       $   1.86   $   1.61   $   1.49   $   1.31   $    0.98
Number of accumulation units outstanding at end of period (000 omitted)              67         36         39         19           3
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.39   $   1.33   $   1.23   $   0.96   $    1.00
Accumulation unit value at end of period                                       $   1.61   $   1.39   $   1.33   $   1.23   $    0.96
Number of accumulation units outstanding at end of period (000 omitted)             110         31         17          7          --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   1.02         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)             540         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of period                                 $   1.09   $   1.00         --         --          --
Accumulation unit value at end of period                                       $   1.38   $   1.09         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)               9         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.39   $   1.37   $   1.32   $   0.92   $    1.00
Accumulation unit value at end of period                                       $   1.52   $   1.39   $   1.37   $   1.32   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)             103        165         34          5          --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                 $   1.06   $   1.00         --         --          --
Accumulation unit value at end of period                                       $   1.14   $   1.06         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)             150         25         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.41   $   1.37   $   1.24   $   0.95   $    1.00
Accumulation unit value at end of period                                       $   1.64   $   1.41   $   1.37   $   1.24   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)             767        893        671        320           7
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                 $   2.07   $   1.80   $   1.45   $   1.02   $    1.00
Accumulation unit value at end of period                                       $   2.78   $   2.07   $   1.80   $   1.45   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)           1,895      1,469        792        354          21
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.53   $   1.37   $   1.21   $   0.98   $    1.00
Accumulation unit value at end of period                                       $   1.90   $   1.53   $   1.37   $   1.21   $    0.98
Number of accumulation units outstanding at end of period (000 omitted)             238        287        242         72          --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                 $   1.04   $   1.00         --         --          --
Accumulation unit value at end of period                                       $   0.99   $   1.04         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)           1,283        301         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.48   $   1.42   $   1.26   $   0.99   $    1.00
Accumulation unit value at end of period                                       $   1.73   $   1.48   $   1.42   $   1.26   $    0.99
Number of accumulation units outstanding at end of period (000 omitted)           1,765      1,974        888        297          29
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.26   $   1.21   $   1.13   $   0.95   $    1.00
Accumulation unit value at end of period                                       $   1.36   $   1.26   $   1.21   $   1.13   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)              74        181        192          6          --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   1.07         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)             500         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 93

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                2006       2005       2004       2003        2002
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   1.02         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)           2,140         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   1.07         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)             960         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   0.97         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)           1,052         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   1.03         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)           2,644         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.21   $   1.05   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.47   $   1.21   $   1.05         --          --
Number of accumulation units outstanding at end of period (000 omitted)             522        458         17         --          --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   1.03         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)           3,713         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.31   $   1.23   $   1.18   $   0.97   $    1.00
Accumulation unit value at end of period                                       $   1.47   $   1.31   $   1.23   $   1.18   $    0.97
Number of accumulation units outstanding at end of period (000 omitted)           2,167      2,418      1,811        806          37
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.97   $   1.69   $   1.37   $   1.00   $    1.00
Accumulation unit value at end of period                                       $   2.19   $   1.97   $   1.69   $   1.37   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)           3,028      2,674      1,897        567          17
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.77   $   1.50   $   1.34   $   0.94   $    1.00
Accumulation unit value at end of period                                       $   2.06   $   1.77   $   1.50   $   1.34   $    0.94
Number of accumulation units outstanding at end of period (000 omitted)             513        557        419        104          17
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/7/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                 $   2.00   $   1.78   $   1.37   $   1.02   $    1.00
Accumulation unit value at end of period                                       $   2.39   $   2.00   $   1.78   $   1.37   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)             800        981        673        256          15
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.72   $   1.60   $   1.31   $   1.00   $    1.00
Accumulation unit value at end of period                                       $   2.00   $   1.72   $   1.60   $   1.31   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)             911        737        370        224          13
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.50   $   1.37   $   1.23   $   0.99   $    1.00
Accumulation unit value at end of period                                       $   1.76   $   1.50   $   1.37   $   1.23   $    0.99
Number of accumulation units outstanding at end of period (000 omitted)           1,733      1,384      1,109        402          30
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.73   $   1.55   $   1.25   $   0.98   $    1.00
Accumulation unit value at end of period                                       $   2.00   $   1.73   $   1.55   $   1.25   $    0.98
Number of accumulation units outstanding at end of period (000 omitted)           2,091      2,234        965        307          29
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.45   $   1.38   $   1.21   $   0.94   $    1.00
Accumulation unit value at end of period                                       $   1.62   $   1.45   $   1.38   $   1.21   $    0.94
Number of accumulation units outstanding at end of period (000 omitted)           1,109      1,210        276        110          11
------------------------------------------------------------------------------------------------------------------------------------



94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                2006       2005       2004       2003        2002
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.57   $   1.43   $   1.26   $   0.99   $    1.00
Accumulation unit value at end of period                                       $   1.90   $   1.57   $   1.43   $   1.26   $    0.99
Number of accumulation units outstanding at end of period (000 omitted)             383        462        227        105           4
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (11/1/2005)
Accumulation unit value at beginning of period                                 $   1.05   $   1.00         --         --          --
Accumulation unit value at end of period                                       $   1.17   $   1.05         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)              --         --         --         --          --

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth
      Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.25   $   1.22   $   1.13   $   0.93   $    1.00
Accumulation unit value at end of period                                       $   1.33   $   1.25   $   1.22   $   1.13   $    0.93
Number of accumulation units outstanding at end of period (000 omitted)             340        345        195        179           4
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.37   $   1.32   $   1.26   $   0.95   $    1.00
Accumulation unit value at end of period                                       $   1.54   $   1.37   $   1.32   $   1.26   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)             178        246        249        156           3
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.04   $   1.02   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.15   $   1.04   $   1.02         --          --
Number of accumulation units outstanding at end of period (000 omitted)             178        195         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.98   $   1.72   $   1.34   $   1.02   $    1.00
Accumulation unit value at end of period                                       $   2.57   $   1.98   $   1.72   $   1.34   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)             578        450        130         40          --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   1.04         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)           1,042         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.21   $   1.07   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.40   $   1.21   $   1.07         --          --
Number of accumulation units outstanding at end of period (000 omitted)             790        465         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.14   $   1.05   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.29   $   1.14   $   1.05         --          --
Number of accumulation units outstanding at end of period (000 omitted)              85         82         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.04   $   1.02   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.10   $   1.04   $   1.02         --          --
Number of accumulation units outstanding at end of period (000 omitted)           4,804      2,295          2         --          --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   1.04         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)           3,380         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.32   $   1.18   $   1.11   $   0.95   $    1.00
Accumulation unit value at end of period                                       $   1.35   $   1.32   $   1.18   $   1.11   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)             405        586        510        324          10
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.61   $   1.45   $   1.26   $   0.99   $    1.00
Accumulation unit value at end of period                                       $   2.04   $   1.61   $   1.45   $   1.26   $    0.99
Number of accumulation units outstanding at end of period (000 omitted)             229        273        270        236          13
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.61   $   1.45   $   1.23   $   0.93   $    1.00
Accumulation unit value at end of period                                       $   1.68   $   1.61   $   1.45   $   1.23   $    0.93
Number of accumulation units outstanding at end of period (000 omitted)               5          6          1         --          --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 95

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                2006       2005       2004       2003        2002
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.28   $   1.25   $   1.15   $   0.96   $    1.00
Accumulation unit value at end of period                                       $   1.45   $   1.28   $   1.25   $   1.15   $    0.96
Number of accumulation units outstanding at end of period (000 omitted)             222        183         82         38          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.01   $   0.99   $   0.99   $   1.00   $    1.00
Accumulation unit value at end of period                                       $   1.04   $   1.01   $   0.99   $   0.99   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)           1,762      1,751      2,006        888         132

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006 were
      3.49% and 3.55%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.01   $   1.00   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.04   $   1.01   $   1.00         --          --
Number of accumulation units outstanding at end of period (000 omitted)             218        117         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.10   $   1.09   $   1.05   $   1.02   $    1.00
Accumulation unit value at end of period                                       $   1.14   $   1.10   $   1.09   $   1.05   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)           8,383      3,535      1,139        622           3
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.83   $   1.63   $   1.39   $   1.00   $    1.00
Accumulation unit value at end of period                                       $   2.17   $   1.83   $   1.63   $   1.39   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)           4,317      2,866      1,676        227          10
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   2.28   $   1.72   $   1.40   $   1.01   $    1.00
Accumulation unit value at end of period                                       $   3.03   $   2.28   $   1.72   $   1.40   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)             539        605         83         23          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   1.08         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)           2,674         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.19   $   1.27   $   1.16   $   1.04   $    1.00
Accumulation unit value at end of period                                       $   1.26   $   1.19   $   1.27   $   1.16   $    1.04
Number of accumulation units outstanding at end of period (000 omitted)           2,526      1,503        737        253           7
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.03   $   1.02   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.04   $   1.03   $   1.02         --          --
Number of accumulation units outstanding at end of period (000 omitted)           3,435      1,777         71         --          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.31   $   1.21   $   1.13   $   0.94   $    1.00
Accumulation unit value at end of period                                       $   1.44   $   1.31   $   1.21   $   1.13   $    0.94
Number of accumulation units outstanding at end of period (000 omitted)             973      1,167        595        309          22
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.45   $   1.41   $   1.28   $   1.03   $    1.00
Accumulation unit value at end of period                                       $   1.59   $   1.45   $   1.41   $   1.28   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)           1,921      2,181      1,934        936          15
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.03   $   1.01   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.10   $   1.03   $   1.01         --          --
Number of accumulation units outstanding at end of period (000 omitted)           2,349        446         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.63   $   1.44   $   1.24   $   0.98   $    1.00
Accumulation unit value at end of period                                       $   2.00   $   1.63   $   1.44   $   1.24   $    0.98
Number of accumulation units outstanding at end of period (000 omitted)             354        322        126         43          --
------------------------------------------------------------------------------------------------------------------------------------



96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                2006       2005       2004       2003        2002
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.30   $   1.24   $   1.18   $   0.93   $    1.00
Accumulation unit value at end of period                                       $   1.49   $   1.30   $   1.24   $   1.18   $    0.93
Number of accumulation units outstanding at end of period (000 omitted)           1,440      1,293        138         28          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.07   $   1.03   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.26   $   1.07   $   1.03         --          --
Number of accumulation units outstanding at end of period (000 omitted)              43         10         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.41   $   1.29   $   1.19   $   0.98   $    1.00
Accumulation unit value at end of period                                       $   1.39   $   1.41   $   1.29   $   1.19   $    0.98
Number of accumulation units outstanding at end of period (000 omitted)             210        346        387        142           7
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                                 $   1.19   $   1.00         --         --          --
Accumulation unit value at end of period                                       $   1.36   $   1.19         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)           1,468         52         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.36   $   1.31   $   1.20   $   0.95   $    1.00
Accumulation unit value at end of period                                       $   1.55   $   1.36   $   1.31   $   1.20   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)           1,065      1,178        842        212          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.04   $   1.04   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.19   $   1.04   $   1.04         --          --
Number of accumulation units outstanding at end of period (000 omitted)              63         54         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.01   $   1.00   $   1.01   $   1.00   $    1.00
Accumulation unit value at end of period                                       $   1.04   $   1.01   $   1.00   $   1.01   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)           1,265      1,585      1,420        839         137
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.74   $   1.68   $   1.43   $   0.98   $    1.00
Accumulation unit value at end of period                                       $   1.92   $   1.74   $   1.68   $   1.43   $    0.98
Number of accumulation units outstanding at end of period (000 omitted)             325        350        369         76           8
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.69   $   1.62   $   1.36   $   1.00   $    1.00
Accumulation unit value at end of period                                       $   2.02   $   1.69   $   1.62   $   1.36   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)           1,021        937        460        220          20
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                 $   1.06   $   1.03   $   1.00         --          --
Accumulation unit value at end of period                                       $   1.22   $   1.06   $   1.03         --          --
Number of accumulation units outstanding at end of period (000 omitted)           3,791      2,436         44         --          --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   1.22         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)             846         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                 $   1.00         --         --         --          --
Accumulation unit value at end of period                                       $   0.99         --         --         --          --
Number of accumulation units outstanding at end of period (000 omitted)             648         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/7/2002)
Accumulation unit value at beginning of period                                 $   2.34   $   1.94   $   1.51   $   1.02   $    1.00
Accumulation unit value at end of period                                       $   3.17   $   2.34   $   1.94   $   1.51   $    1.02
Number of accumulation units outstanding at end of period (000 omitted)           1,256      1,045        444        199          12
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.82   $   1.65   $   1.41   $   0.99   $    1.00
Accumulation unit value at end of period                                       $   1.94   $   1.82   $   1.65   $   1.41   $    0.99
Number of accumulation units outstanding at end of period (000 omitted)           2,492      2,374      1,263        501          46
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 97

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                2006       2005       2004       2003        2002
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.59   $   1.49   $   1.27   $   0.94   $    1.00
Accumulation unit value at end of period                                       $   1.76   $   1.59   $   1.49   $   1.27   $    0.94
Number of accumulation units outstanding at end of period (000 omitted)              76        145        157        151          --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                 $   1.60   $   1.52   $   1.35   $   0.96   $    1.00
Accumulation unit value at end of period                                       $   1.94   $   1.60   $   1.52   $   1.35   $    0.96
Number of accumulation units outstanding at end of period (000 omitted)             185        144        141         18          --
------------------------------------------------------------------------------------------------------------------------------------



98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
   RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                         2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.34  $  1.25  $  1.19  $  0.93  $  1.00
Accumulation unit value at end of period                                                 $  1.40  $  1.34  $  1.25  $  1.19  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)                      651      846      175       38       --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.60  $  1.49  $  1.30  $  0.98  $  1.00
Accumulation unit value at end of period                                                 $  1.84  $  1.60  $  1.49  $  1.30  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                      140      150       89       21       --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.37  $  1.31  $  1.22  $  0.96  $  1.00
Accumulation unit value at end of period                                                 $  1.58  $  1.37  $  1.31  $  1.22  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                       41       25       30       34       --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      300       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of period                                           $  1.09  $  1.00       --       --       --
Accumulation unit value at end of period                                                 $  1.38  $  1.09       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                        4       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.38  $  1.36  $  1.32  $  0.92  $  1.00
Accumulation unit value at end of period                                                 $  1.50  $  1.38  $  1.36  $  1.32  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)                       66      121       17        6       --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                           $  1.06  $  1.00       --       --       --
Accumulation unit value at end of period                                                 $  1.13  $  1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       87       18       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.41  $  1.36  $  1.24  $  0.95  $  1.00
Accumulation unit value at end of period                                                 $  1.62  $  1.41  $  1.36  $  1.24  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                      623      698      566      228        3
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                           $  2.06  $  1.79  $  1.45  $  1.02  $  1.00
Accumulation unit value at end of period                                                 $  2.75  $  2.06  $  1.79  $  1.45  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                    1,520    1,016      393      168        3
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.51  $  1.35  $  1.19  $  0.98  $  1.00
Accumulation unit value at end of period                                                 $  1.87  $  1.51  $  1.35  $  1.19  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                      158      185      132       42       --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                           $  1.04  $  1.00       --       --       --
Accumulation unit value at end of period                                                 $  0.99  $  1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      664      109       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.47  $  1.42  $  1.26  $  0.99  $  1.00
Accumulation unit value at end of period                                                 $  1.72  $  1.47  $  1.42  $  1.26  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                    1,347    1,479      981      305       --
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.26  $  1.20  $  1.12  $  0.95  $  1.00
Accumulation unit value at end of period                                                 $  1.35  $  1.26  $  1.20  $  1.12  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                      288      144      101        6       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  1.07       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      689       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 99

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                         2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    1,164       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  1.06       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      549       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  0.97       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      479       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    1,077       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.21  $  1.05  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.46  $  1.21  $  1.05       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      226      211       16       --       --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    2,206       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.30  $  1.23  $  1.18  $  0.97  $  1.00
Accumulation unit value at end of period                                                 $  1.45  $  1.30  $  1.23  $  1.18  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)                    1,937    2,066    1,461      559       14
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.96  $  1.68  $  1.36  $  1.00  $  1.00
Accumulation unit value at end of period                                                 $  2.17  $  1.96  $  1.68  $  1.36  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                    2,082    1,937    1,292      500       11
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.75  $  1.49  $  1.33  $  0.94  $  1.00
Accumulation unit value at end of period                                                 $  2.04  $  1.75  $  1.49  $  1.33  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)                      456      397      294       90        2
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/7/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $  1.99  $  1.77  $  1.36  $  1.02  $  1.00
Accumulation unit value at end of period                                                 $  2.37  $  1.99  $  1.77  $  1.36  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                      653      812      732      435       16
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.71  $  1.59  $  1.30  $  1.00  $  1.00
Accumulation unit value at end of period                                                 $  1.98  $  1.71  $  1.59  $  1.30  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                      672      451      208      101        4
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.49  $  1.36  $  1.23  $  0.99  $  1.00
Accumulation unit value at end of period                                                 $  1.74  $  1.49  $  1.36  $  1.23  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                    1,045      825      780      330       18
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.72  $  1.55  $  1.24  $  0.98  $  1.00
Accumulation unit value at end of period                                                 $  1.98  $  1.72  $  1.55  $  1.24  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                    1,607    1,641      806      272       14
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.44  $  1.37  $  1.21  $  0.94  $  1.00
Accumulation unit value at end of period                                                 $  1.61  $  1.44  $  1.37  $  1.21  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)                      670      764      137       59        6
------------------------------------------------------------------------------------------------------------------------------------



100 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
    RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                         2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.56  $  1.42  $  1.25  $  0.99  $  1.00
Accumulation unit value at end of period                                                 $  1.89  $  1.56  $  1.42  $  1.25  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                      406      425      178      131       --
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (11/1/2005)
Accumulation unit value at beginning of period                                           $  1.05  $  1.00       --       --       --
Accumulation unit value at end of period                                                 $  1.17  $  1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                        1       --       --       --       --

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth
      Portfolio, Class I on April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.25  $  1.21  $  1.12  $  0.93  $  1.00
Accumulation unit value at end of period                                                 $  1.32  $  1.25  $  1.21  $  1.12  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)                      311      340      193      177       --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.37  $  1.32  $  1.25  $  0.95  $  1.00
Accumulation unit value at end of period                                                 $  1.52  $  1.37  $  1.32  $  1.25  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                      243      288      231      178        1
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.04  $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.14  $  1.04  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      521      390        8       --       --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                           $  2.02  $  1.75  $  1.37  $  1.02  $  1.00
Accumulation unit value at end of period                                                 $  2.61  $  2.02  $  1.75  $  1.37  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                      338      298      160       84       --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S)(5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      558       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.21  $  1.07  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.40  $  1.21  $  1.07       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      612      479        2       --       --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.13  $  1.05  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.28  $  1.13  $  1.05       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      385      192       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.03  $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.10  $  1.03  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    3,060    1,589       20       --       --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    1,792       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.32  $  1.18  $  1.11  $  0.95  $  1.00
Accumulation unit value at end of period                                                 $  1.34  $  1.32  $  1.18  $  1.11  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                      177      190      144       68       --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.60  $  1.45  $  1.26  $  0.99  $  1.00
Accumulation unit value at end of period                                                 $  2.02  $  1.60  $  1.45  $  1.26  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                      102      135      136       73       15
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.60  $  1.44  $  1.23  $  0.93  $  1.00
Accumulation unit value at end of period                                                 $  1.66  $  1.60  $  1.44  $  1.23  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)                       24       29       24       25       --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 101

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                         2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.27  $  1.24  $  1.15  $  0.96  $  1.00
Accumulation unit value at end of period                                                 $  1.44  $  1.27  $  1.24  $  1.15  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                      198      150      125      108        3
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.00  $  0.99  $  0.99  $  1.00  $  1.00
Accumulation unit value at end of period                                                 $  1.03  $  1.00  $  0.99  $  0.99  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                    1,986    1,666    1,123      515      105

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.29%
      and 3.35%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.01  $  1.00  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.04  $  1.01  $  1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      240      160       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.10  $  1.09  $  1.05  $  1.02  $  1.00
Accumulation unit value at end of period                                                 $  1.13  $  1.10  $  1.09  $  1.05  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                    5,478    2,694    1,596      573       25
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.82  $  1.62  $  1.39  $  0.99  $  1.00
Accumulation unit value at end of period                                                 $  2.15  $  1.82  $  1.62  $  1.39  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                    3,601    2,375    1,384      191        3
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  2.27  $  1.72  $  1.40  $  1.01  $  1.00
Accumulation unit value at end of period                                                 $  3.00  $  2.27  $  1.72  $  1.40  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                      381      339      128       11       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    1,336       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.19  $  1.26  $  1.16  $  1.04  $  1.00
Accumulation unit value at end of period                                                 $  1.25  $  1.19  $  1.26  $  1.16  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                    2,116    1,478      737      198        7
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.03  $  1.02  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.03  $  1.03  $  1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    2,120    1,111        5       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.30  $  1.21  $  1.13  $  0.94  $  1.00
Accumulation unit value at end of period                                                 $  1.42  $  1.30  $  1.21  $  1.13  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)                      531      660      196      120       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.44  $  1.40  $  1.27  $  1.03  $  1.00
Accumulation unit value at end of period                                                 $  1.58  $  1.44  $  1.40  $  1.27  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                    2,004    2,130    1,810      993       10
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.03  $  1.01  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.10  $  1.03  $  1.01       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    1,257      283       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.62  $  1.44  $  1.24  $  0.98  $  1.00
Accumulation unit value at end of period                                                 $  1.98  $  1.62  $  1.44  $  1.24  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                      243      237       85        6       --
------------------------------------------------------------------------------------------------------------------------------------



102 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
    RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                         2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.30  $  1.24  $  1.18  $  0.93  $  1.00
Accumulation unit value at end of period                                                 $  1.48  $  1.30  $  1.24  $  1.18  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)                      865      862       62       38       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.07  $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.25  $  1.07  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       29       15        2       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.40  $  1.28  $  1.19  $  0.98  $  1.00
Accumulation unit value at end of period                                                 $  1.38  $  1.40  $  1.28  $  1.19  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                       59       77       52       36        5
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
Accumulation unit value at beginning of period                                           $  1.19  $  1.00       --       --       --
Accumulation unit value at end of period                                                 $  1.35  $  1.19       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    1,132      111       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.35  $  1.31  $  1.20  $  0.95  $  1.00
Accumulation unit value at end of period                                                 $  1.54  $  1.35  $  1.31  $  1.20  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)                      735      940      788      372        8
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.03  $  1.04  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.18  $  1.03  $  1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       20       16       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
Accumulation unit value at end of period                                                 $  1.03  $  1.00  $  1.00  $  1.00  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                      991    1,237    1,102      552       25
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.73  $  1.67  $  1.43  $  0.98  $  1.00
Accumulation unit value at end of period                                                 $  1.91  $  1.73  $  1.67  $  1.43  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)                      337      453      415      117        4
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.68  $  1.61  $  1.36  $  1.00  $  1.00
Accumulation unit value at end of period                                                 $  2.00  $  1.68  $  1.61  $  1.36  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                      774      738      348      180        1
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                           $  1.06  $  1.03  $  1.00       --       --
Accumulation unit value at end of period                                                 $  1.22  $  1.06  $  1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    2,626    1,753       11       --       --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  1.22       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      443       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                           $  1.00       --       --       --       --
Accumulation unit value at end of period                                                 $  0.99       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      353       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/7/2002)
Accumulation unit value at beginning of period                                           $  2.32  $  1.93  $  1.50  $  1.02  $  1.00
Accumulation unit value at end of period                                                 $  3.15  $  2.32  $  1.93  $  1.50  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                      949      906      460      221       --
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.81  $  1.64  $  1.41  $  0.99  $  1.00
Accumulation unit value at end of period                                                 $  1.93  $  1.81  $  1.64  $  1.41  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                    1,951    1,792    1,263      778       19
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 103

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                         2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.58  $  1.48  $  1.27  $  0.94  $  1.00
Accumulation unit value at end of period                                                 $  1.75  $  1.58  $  1.48  $  1.27  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)                       48      155      153      164        1
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                           $  1.59  $  1.51  $  1.34  $  0.96  $  1.00
Accumulation unit value at end of period                                                 $  1.93  $  1.59  $  1.51  $  1.34  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)                      116      136      124       58       --
------------------------------------------------------------------------------------------------------------------------------------



104 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
    RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts ...........................................   p. 3
Rating Agencies .......................................................   p. 4
Revenues Received During Calendar Year 2006 ...........................   p. 4
Principal Underwriter. ................................................   p. 5
Independent Registered Public Accounting Firm .........................   p. 5
Financial Statements



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 105

RIVERSOURCE [LOGO](SM)
    ANNUITIES


RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

   RiverSource Distributors, Inc. (Distributor), Member NASD. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York,
   Albany, New York. Both companies are affiliated with Ameriprise Financial
                                Services, Inc.

           (C) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6362 G (5/07)

PROSPECTUS


MAY 1, 2007


RIVERSOURCE

RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY: RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

              20 Madison Avenue Extension
              Albany, NY 12203
              Telephone:(800) 541-2251
              ameriprise.com/variableannuities


              RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.


Prospectuses are also available for:


   o  AIM Variable Insurance Funds                                 o  Janus Aspen Series: Service Shares

   o  AllianceBernstein Variable Products Series Fund, Inc.        o  Legg Mason Variable Portfolios I, Inc.

   o  American Century Variable Portfolios, Inc.                   o  MFS(R) Variable Insurance Trust(SM)

   o  Columbia Funds Variable Insurance Trust                      o  Neuberger Berman Advisers Management Trust

   o  Credit Suisse Trust                                          o  Oppenheimer Variable Account Funds - Service

   o  Dreyfus Variable Investment Trust                            o  PIMCO Variable Investment Trust (VIT)

   o  Eaton Vance Variable Trust                                   o  RiverSource(R) Variable Portfolio Funds

   o  Evergreen Variable Annuity Trust                             o  The Universal Institutional Funds, Inc.
                                                                      Van Kampen Life Investment Trust
   o  Fidelity(R) Variable Insurance Products - Service Class 2
                                                                   o  Wanger Advisors Trust
   o  Franklin(R) Templeton(R) Variable Insurance Products
      Trust (FTVIPT) - Class 2                                     o  Wells Fargo Variable Trust

   o  Goldman Sachs Variable Insurance Trust (VIT)


Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 1

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


RiverSource Life of NY offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your sales representative about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).


TABLE OF CONTENTS


KEY TERMS ..............................................................     3
THE CONTRACT IN BRIEF ..................................................     5
EXPENSE SUMMARY ........................................................     7
CONDENSED FINANCIAL INFORMATION ........................................    13
FINANCIAL STATEMENTS ...................................................    13
THE VARIABLE ACCOUNT AND THE FUNDS .....................................    14
THE FIXED ACCOUNT ......................................................    16
BUYING YOUR CONTRACT ...................................................    17
CHARGES ................................................................    21
VALUING YOUR INVESTMENT ................................................    26
MAKING THE MOST OF YOUR CONTRACT .......................................    28
SURRENDERS .............................................................    37
TSA -- SPECIAL PROVISIONS ..............................................    38
CHANGING OWNERSHIP .....................................................    38
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT ....................    39
OPTIONAL BENEFITS ......................................................    40
OPTIONAL LIVING BENEFITS ...............................................    43
THE ANNUITY PAYOUT PERIOD ..............................................    55
TAXES ..................................................................    57
VOTING RIGHTS ..........................................................    60
SUBSTITUTION OF INVESTMENTS ............................................    60
ABOUT THE SERVICE PROVIDERS ............................................    61
APPENDIX A: THE FUNDS ..................................................    63
APPENDIX B: EXAMPLE -- SURRENDER CHARGES ...............................    74
APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS .........................    78
APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS ........................    80
APPENDIX E: RMD CALCULATION ............................................    83
APPENDIX F: CONDENSED FINANCIAL INFORMATION (UNAUDITED) ................    84
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION .................................   114


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
  RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

o current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

o current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER (GWB FOR LIFE(SM)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, you have the right to take a specified amount of partial withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders. This rider is not available for RAVA 4 Access.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


OWNER (YOU, YOUR): A natural person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 3

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional GWB for Life rider. If you do not select the Accumulation Benefit rider or the GWB for Life rider, you may elect to participate in the PN program at no additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     SIMPLE IRAs under Section 408(p) of the Code

o     Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code

o     Custodial and investment only plans under Section 401(a) of the Code

o     Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit and/or GWB for Life. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
  RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule, so it has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:

o "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for
      Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

o Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

o Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements (p. 57)

o Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

o How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fees than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (p. 22) Does the contract meet your current and anticipated future needs for liquidity?

o If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?

o The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 21)



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 5

o How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 57)

o Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

o Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 33)


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 15)

o the regular fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio (model portfolio). (p. 17)


o     the Special DCA fixed account, when available. (p. 17)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (p. 33)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 37)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 39)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 40)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 55)



6 RIVERSOURCFE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
  RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

                           SEVEN-YEAR SCHEDULE                                                TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                                                 NUMBER OF COMPLETED
YEARS FROM DATE OF EACH                          SURRENDER CHARGE   YEARS FROM DATE OF EACH                        SURRENDER CHARGE
   PURCHASE PAYMENT                                 PERCENTAGE         PURCHASE PAYMENT                               PERCENTAGE
           0                                             7%                    0                                           8%

           1                                             7                     1                                           8

           2                                             7                     2                                           8

           3                                             6                     3                                           7

           4                                             5                     4                                           7

           5                                             4                     5                                           6

           6                                             2                     6                                           5

           7+                                            0                     7                                           4

                                                                               8                                           3

                                                                               9                                           2

                                                                              10+                                          0


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 7

SURRENDER CHARGE FOR RAVA 4 SELECT

(Contingent deferred sales load as a percentage of purchase payment surrendered)

            YEARS FROM                              SURRENDER CHARGE
          CONTRACT DATE                                PERCENTAGE
                1                                           7%

                2                                           7

                3                                           7

                Thereafter                                  0

SURRENDER CHARGE FOR RAVA 4 ACCESS:                                         0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period --Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                           Maximum: $50         Current: $30

(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

OPTIONAL DEATH BENEFITS

(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

ROPP RIDER FEE                             Maximum: 0.30%       Current: 0.20%

MAV RIDER FEE                              Maximum: 0.35%       Current: 0.25%

5-YEAR MAV RIDER FEE                       Maximum: 0.20%       Current: 0.10%

OPTIONAL LIVING BENEFITS

ACCUMULATION BENEFIT RIDER FEE             Maximum: 2.50%       Current: 0.60%

(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date. The fee applies only if you elect the optional rider.)


GWB FOR LIFE RIDER FEE                     Maximum: 1.50%       Current: 0.65%


(Charges annually as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:   RAVA 4 ADVANTAGE   RAVA 4 SELECT   RAVA 4 ACCESS
FOR NONQUALIFIED ANNUITIES              1.05%            1.30%           1.45%

FOR QUALIFIED ANNUITIES                  .85%            1.10%           1.25%


8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                  MINIMUM    MAXIMUM
Total expenses before fee waivers and/or expense reimbursements    0.51%       2.89%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
      Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                    GROSS TOTAL
                                                                                  MANAGEMENT   12b-1     OTHER         ANNUAL
                                                                                     FEES       FEES   EXPENSES       EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                                 0.61%     0.25%     0.30%**     1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                                  0.75      0.25      0.35**      1.35(1),(2)
AIM V.I. Financial Services Fund, Series II Shares                                   0.75      0.25      0.38**      1.38(1)
AIM V.I. Global Health Care Fund, Series II Shares                                   0.75      0.25      0.36**      1.36(1)
AIM V.I. International Growth Fund, Series II Shares                                 0.72      0.25      0.39**      1.36(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                          0.75      0.25      0.18        1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)                          0.55      0.25      0.06        0.86
AllianceBernstein VPS International Value Portfolio (Class B)                        0.75      0.25      0.10        1.10
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                           0.75      0.25      0.08        1.08
American Century VP Mid Cap Value, Class II                                          0.90      0.25        --        1.15
American Century VP Ultra(R), Class II                                               0.90      0.25        --        1.15
American Century VP Value, Class II                                                  0.83      0.25        --        1.08
Columbia High Yield Fund, Variable Series, Class B                                   0.55      0.25      0.32        1.12(3)
Columbia Marsico Growth Fund, Variable Series, Class A                               0.74        --      0.27        1.01(3)
Columbia Marsico International Opportunities Fund, Variable Series, Class B          0.80      0.25      0.32        1.37(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio                            0.50      0.25      0.51        1.26(4)
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares      0.75      0.25      0.28        1.28
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares       1.00      0.25      0.19        1.44(5)
Eaton Vance VT Floating-Rate Income Fund                                             0.57      0.25      0.37        1.19
Evergreen VA Fundamental Large Cap Fund - Class 2                                    0.57      0.25      0.18**      1.00
Evergreen VA International Equity Fund - Class 2                                     0.40      0.25      0.28**      0.93
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                              0.57      0.25      0.09        0.91
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    0.57      0.25      0.11        0.93
Fidelity(R) VIP Overseas Portfolio Service Class 2                                   0.72      0.25      0.16        1.13
FTVIPT Franklin Global Real Estate Securities Fund - Class 2                         0.47      0.25      0.03        0.75(6)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            0.51      0.25      0.20**      0.96(7)
FTVIPT Mutual Shares Securities Fund - Class 2                                       0.60      0.25      0.21        1.06
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares                 0.65        --      0.07        0.72(8)
Janus Aspen Series Large Cap Growth Portfolio: Service Shares                        0.64      0.25      0.05**      0.94



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                     GROSS TOTAL
                                                                                  MANAGEMENT   12b-1     OTHER          ANNUAL
                                                                                     FEES       FEES   EXPENSES        EXPENSES
Legg Mason Partners Variable Small Cap Growth Portfolio, Class I                     0.75%       --%    0.21%**   0.96%
MFS(R) Investors Growth Stock Series - Service Class                                 0.75      0.25     0.12      1.12
MFS(R) Total Return Series - Service Class                                           0.75      0.25     0.10      1.10(9)
MFS(R) Utilities Series - Service Class                                              0.75      0.25     0.11      1.11
Neuberger Berman Advisers Management Trust International Portfolio (Class S)         1.15      0.25     0.27      1.67(10)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
   (Class S)                                                                         0.85      0.25     0.09      1.19(11)
Oppenheimer Global Securities Fund/VA, Service Shares                                0.62      0.25     0.04**    0.91(12)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                            0.72      0.25     0.03**    1.00(12)
Oppenheimer Strategic Bond Fund/VA, Service Shares                                   0.62      0.25     0.02**    0.89(12)
Oppenheimer Value Fund/VA, Service Shares                                            0.75      0.24     1.90**    2.89(12)
PIMCO VIT All Asset Portfolio, Advisor Share Class                                   0.18      0.25     0.86**    1.29
RiverSource(R) Variable Portfolio - Balanced Fund                                    0.56      0.13     0.15**    0.84(13),(14)
RiverSource(R) Variable Portfolio - Cash Management Fund                             0.33      0.13     0.14      0.60(13)
RiverSource(R) Variable Portfolio - Core Bond Fund                                   0.48      0.13     0.32**    0.93(13),(15)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                            0.46      0.13     0.15**    0.74(13)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                   0.64      0.13     0.14**    0.91(13),(14)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                            1.13      0.13     0.25**    1.51(13),(14)
RiverSource(R) Variable Portfolio - Fundamental Value Fund                           0.72      0.13     0.17**    1.02(13),(14),(15)
RiverSource(R) Variable Portfolio - Global Bond Fund                                 0.70      0.13     0.17**    1.00(13)
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund       0.44      0.13     0.15**    0.72(13),(15)
RiverSource(R) Variable Portfolio - Growth Fund                                      0.71      0.13     0.17**    1.01(13),(14)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                             0.59      0.13     0.16**    0.88(13)
RiverSource(R) Variable Portfolio - Income Opportunities Fund                        0.61      0.13     0.16**    0.90(13),(15)
RiverSource(R) Variable Portfolio - International Opportunity Fund                   0.76      0.13     0.19**    1.08(13),(14)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                            0.57      0.13     0.13**    0.83(13),(14)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                             0.60      0.13     0.50**    1.23(13),(15)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                              0.60      0.13     0.15**    0.88(13),(14),(15)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                               0.72      0.13     0.22**    1.07(13),(14),(15)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                               0.22      0.13     0.16**    0.51(13),(15)
RiverSource(R) Variable Portfolio - Select Value Fund                                0.72      0.13     0.37**    1.22(13),(14),(15)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund              0.48      0.13     0.16**    0.77(13)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                         0.72      0.13     0.23**    1.08(13),(14)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                             1.00      0.13     0.19**    1.32(13),(14),(15)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares                 0.56      0.25     0.03      0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                         0.85      0.35     0.66      1.86(16)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                             0.75      0.35     0.31      1.41(16)
Wanger International Small Cap                                                       0.91       --      0.10      1.01
Wanger U.S. Smaller Companies                                                        0.90       --      0.05      0.95
Wells Fargo Advantage VT Opportunity Fund                                            0.73      0.25     0.20**    1.18(17)
Wells Fargo Advantage VT Small Cap Growth Fund                                       0.75      0.25     0.23**    1.23(17)


10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

   * The Funds provided the information on their expenses and we have not independently verified the information.

  ** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
      (also referred to as acquired funds).

 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital
      Development Fund, Series II Shares.

 (3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series,
      Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

 (5) The Dreyfus Corporation has agreed, until Dec. 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses (subject to certain exclusions) do not exceed 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service
      Shares.

 (6) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning
      May 1, 2012, the full new investment management and administration fees will then be in effect.

 (7) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
      Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

 (8) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
      Investment Adviser has voluntarily agreed to limit "Other expenses"
      (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.
      The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

 (9)  The Fund's management fee as set forth in its Investment Advisory
      Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's
      Board of Trustees.

(10) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(11)  Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec.
      31, 2010, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.

(12) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
      Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

(13) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(14) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
      Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
      Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R)
      Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R)
      Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
      RiverSource(R) Variable Portfolio - Diversified Equity Income Fund,
      0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund,
      0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for
      RiverSource(R) Variable Portfolio - International Opportunity Fund,
      0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund,
      0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and
      0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(15) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec.
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond
      Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value
      Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation
      Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio
      -Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio
      - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio -
      Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid
      Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500
      Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value
      Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value
      Fund.

(16) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate
      Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth
      Portfolio, Class II Shares.

(17) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT
      Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth
      Fund.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 11

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV and Accumulation Benefit(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                            IF YOU SURRENDER YOUR CONTRACT              OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                       AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                   1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR    3 YEARS     5 YEARS     10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge
  schedule                           $1,497.82   $2,852.32   $4,053.76   $6,588.67   $697.82   $2,052.32   $3,353.76   $6,388.67
RAVA 4 ADVANTAGE
With a seven-year surrender charge
  schedule                            1,397.82    2,752.32    3,853.76    6,388.67    697.82    2,052.32    3,353.76    6,388.67
RAVA 4 SELECT                         1,423.86    2,823.32    3,460.82    6,551.24    723.86    2,123.32    3,460.82    6,551.24
RAVA 4 ACCESS                           484.72    1,456.39    2,431.03    4,880.69    484.72    1,456.39    2,431.03    4,880.69

                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                            IF YOU SURRENDER YOUR CONTRACT              OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                       AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR    3 YEARS     5 YEARS     10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge
  schedule                           $1,477.32   $2,796.14   $3,968.61   $6,457.52   $677.32   $1,996.14   $3,268.61   $6,257.52
RAVA 4 ADVANTAGE
With a seven-year surrender charge
  schedule                            1,377.32    2,696.14    3,768.61    6,257.52    677.32    1,996.14    3,268.61    6,257.52
RAVA 4 SELECT                         1,403.36    2,767.45    3,376.62    6,423.60    703.36    2,067.45    3,376.62    6,423.60
RAVA 4 ACCESS                           464.22    1,397.66    2,337.78    4,717.68    464.22    1,397.66    2,337.78    4,717.68



12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                            AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                        1 YEAR    3 YEARS     5 YEARS     10 YEARS    1 YEAR    3 YEARS   5 YEARS    10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge schedule  $ 961.75  $ 1,301.83  $ 1,565.32  $ 2,087.23  $ 161.75  $ 501.83  $  865.32  $  1,887.23
RAVA 4 ADVANTAGE
With a seven-year surrender charge
schedule                                     861.75    1,201.83    1,365.32    1,887.23    161.75    501.83     865.32     1,887.23
RAVA 4 SELECT                                887.78    1,281.11      999.39    2,164.84    187.78    581.11     999.39     2,164.84
RAVA 4 ACCESS                                204.90      633.01    1,086.76    2,343.63    204.90    633.01   1,086.76     2,343.63

                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                             AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                           1 YEAR    3 YEARS     5 YEARS     10 YEARS    1 YEAR    3 YEARS   5 YEARS    10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge schedule  $ 941.25  $ 1,239.12  $ 1,458.75  $ 1,863.72  $ 141.25  $ 439.12  $  758.75  $  1,663.72
RAVA 4 ADVANTAGE
With a seven-year surrender charge           841.25    1,139.12    1,258.75    1,663.72    141.25    439.12     758.75     1,663.72
schedule
RAVA 4 SELECT                                867.28    1,218.72      893.94    1,946.83    167.28    518.72     893.94     1,946.83
RAVA 4 ACCESS                                184.40      570.84      982.05    2,129.16    184.40    570.84     982.05     2,129.16

(1) In these examples, the contract administrative charge is estimated as a .018% charge for RAVA 4 Advantage, a .022% charge for RAVA 4 Select, and
      .039% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


CONDENSED FINANCIAL INFORMATION


You can find unaudited financial information for the subaccounts in Appendix
F.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 13

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives and policies, investment advisers and subadvisers, please see Appendix A.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.



14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

      Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

      The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


      o Compensating, training and educating sales representatives who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 15

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

THE FIXED ACCOUNT

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT

For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)


16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

BUYING YOUR CONTRACT


You can fill out an application and send it along with your initial purchase payment to our office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.


When you apply, you may select among the following:

o the regular fixed account(1), subaccounts and/or the special DCA fixed accounting which you want to invest;

o     how you want to make purchase payments;

o     a beneficiary;

o under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years);

o     the optional PN program;

o     one of the following optional death benefits:


      o     ROPP Death Benefit(2);

      o     MAV Death Benefit(2);

      o     5-Year MAV Death Benefit(2); and


o under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:


      o     Accumulation Benefit rider(3); or

      o     GWB for Life rider(3).


(1) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.


(2) You may select any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(3) You may select either the Accumulation Benefit or the GWB for Life rider. The Accumulation Benefit and GWB for Life riders are only available if you are 80 or younger at the rider effective date.


The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 17

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

o     no earlier than 13 months after the contract's effective date; and

o no later than your 90th birthday or the tenth contract anniversary, if purchased after age 80.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as your 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS*

MINIMUM ALLOWABLE PURCHASE PAYMENTS**


If paying by installments under a scheduled payment plan:

      $23.08 biweekly, or

      $50 per month


                                                    RAVA 4 ADVANTAGE   RAVA 4 SELECT   RAVA 4 ACCESS
If paying by any other method:
      initial payment for qualified annuities             $1,000          $ 2,000         $ 2,000
      initial payment for nonqualified annuities           2,000           10,000          10,000
      for any additional payments                             50               50              50

 *    RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS
      OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without office approval) based on your age on the effective date of the contract:

                                                       RAVA 4 ADVANTAGE   RAVA 4 SELECT   RAVA 4 ACCESS
For the first year:
      through age 85                                       $999,999         $999,999        $999,999
      for ages 86 to 90                                     100,000          100,000         100,000
For each subsequent year:
      through age 85                                        100,000          100,000         100,000
      for ages 86 to 90                                      50,000           50,000          50,000

*** These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the the Code's limits on annual contributions also apply. We also reserve the right to restrict the cumulative purchase payments for contracts with the GWB for Life rider.


We reserve the right to not accept purchase payments allocated to the regular fixed account for six months following either:

1.    a partial surrender from the regular fixed account; or

2.    a lump sum transfer from the regular fixed account to a subaccount.


18  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o     a bank authorization.


PURCHASE PAYMENT CREDITS


PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

o     1% of each purchase payment received:

      -- if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

      -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

o     2% of each purchase payment received:

      -- if you elect the seven-year surrender charge schedule for your contract.

o     3% of each purchase payment received:

      -- if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 19

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select- Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select- Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.



20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA fixed account. The contract administrative charge is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                    RAVA 4 ADVANTAGE    RAVA 4 SELECT   RAVA 4 ACCESS
For nonqualified annuities               1.05%              1.30%           1.45%

For qualified annuities                   .85%              1.10%           1.25%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners lives. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 21

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.


You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider:

CONTRACTS WITHOUT GWB FOR LIFE RIDER


The TFA is the greater of:

o     10% of the contract value on the prior contract anniversary*; or

o     current contract earnings.


CONTRACTS WITH GWB FOR LIFE RIDER


The TFA is the greatest of:

o     10% of the contract value on the prior contract anniversary*;

o     current contract earnings;

o     the Remaining Benefit Payment; or

o     the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

                 SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                              NUMBER OF COMPLETED
YEARS FROM DATE OF EACH      SURRENDER CHARGE    YEARS FROM DATE OF EACH     SURRENDER CHARGE
   PURCHASE PAYMENT             PERCENTAGE           PURCHASE PAYMENT           PERCENTAGE
          0                         7%                     0                        8%

          1                         7                      1                        8

          2                         7                      2                        8

          3                         6                      3                        7

          4                         5                      4                        7

          5                         4                      5                        6

          6                         2                      6                        5

          7+                        0                      7                        4

                                                           8                        3

                                                           9                        2

                                                          10+                       0

SURRENDER CHARGE UNDER RAVA 4 SELECT:

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

           CONTRACT YEAR                    SURRENDER CHARGE PERCENTAGE
                 1                                       7%

                 2                                       7

                 3                                       7

                 Thereafter                              0

SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix B.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 23

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o     surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


o if you elected the GWB for Life rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


o required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

o contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

o     amounts we refund to you during the free look period*;

o     death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the regular fixed account in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.


We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;


(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.


(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with GWB for Life.

GWB FOR LIFE RIDER FEE


We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract value or the remaining benefit amount (RBA). The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the regular fixed account in the same proportion as your interest in each bears to your total variable account contract value.


Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The GWB for Life rider charge will not exceed a maximum charge of 1.50%.

We will not change the GWB for Life rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. and age. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program").


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 25

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date and it is not available with the 5-Year MAV.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with the MAV.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

REGULAR FIXED ACCOUNT

We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o     minus any prorated portion of the contract administrative charge.

SPECIAL DCA FIXED ACCOUNT

We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

o the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges); and

o     minus amounts transferred out.


26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocate to the subaccounts;

o     any purchase payment credits allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders;

o     surrender charges;

and a deduction of:

o     a prorated portion of the contract administrative charge;

o     a prorated portion of the ROPP rider fee (if selected);

o     a prorated portion of the MAV rider fee (if selected);

o     a prorated portion of the 5-Year MAV rider fee (if selected);

o     a prorated portion of the Accumulation Benefit rider fee (if selected);
      and/or


o     a prorated portion of the GWB for Life rider fee (if selected).


Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and/or

o     mortality and expense risk fees.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 27

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set-up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                             NUMBER
By investing an equal number                       AMOUNT    ACCUMULATION   OF UNITS
of dollars each month...                  MONTH   INVESTED    UNIT VALUE    PURCHASED
                                           Jan      $100         $20           5.00

                                           Feb       100          18           5.56

you automatically buy
more units when the                        Mar       100          17           5.88

per unit market price is low... ------>    Apr       100          15           6.67

                                           May       100          16           6.25

                                           June      100          18           5.56

                                           July      100          17           5.88

and fewer units
when the per unit                          Aug       100          19           5.26

market price is high.           ------>    Sept      100          21           4.76

                                           Oct       100          20           5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.




28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

o You cannot transfer existing contract values into a Special DCA fixed account.

o Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

o We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.

o You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if an PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)

o We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change.

o We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

o Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

o You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect.)

o We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your sales representative.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 29

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)


The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or GWB for Life rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer questions you may have on the PN program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.


30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.


As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.


PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the regular fixed account according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio--"excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 31 the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit or GWB for Life rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the GWB for Life rider, we reserve the right to limit the number of model portfolios which you can select based on the dollar amount of purchase payments you make, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

o limit your choice of models based on the amount of your initial purchase payment we accept;

o cancel required participation in the program after 30 days written notice;

o substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

o discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.




32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND GWB FOR LIFE RIDER

If you purchase the optional Accumulation Benefit rider or the optional GWB for Life rider, you are required to participate in the PN program under the terms of each rider.


o ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.


o GWB FOR LIFE RIDER: The GWB for Life rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to certain restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. SURRENDER CHARGES AND TAX PENALTIES MAY APPLY. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.


OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Benefit rider or the optional GWB for Life rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. The PN program will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.


You may transfer contract value from any one subaccount or the regular fixed account to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the regular fixed account. However, if you made a transfer from the regular fixed account to the subaccounts, you may not make a transfer from any subaccount back to the regular fixed account for six months. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA fixed account.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 33

o You may transfer contract values from the regular fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts.

o If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the regular fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

FOR RAVA 4 ACCESS

o Before annuity payouts begin, you may transfer contract values between the subaccounts.

o You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

o     You may not make a transfer to the Special DCA fixed account.

o Once annuity payouts begin, you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.



34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing, under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 35

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number *and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders: Contract value or entire account balance

*     Failure to provide your Social Security Number or Taxpayer
      Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers to the regular fixed account or the Special DCA fixed account are not allowed.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


o If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.


MINIMUM AMOUNT

Transfers or surrenders: $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the regular fixed account)

3 BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT

Transfers:               Contract value or entire account balance
Surrenders:              $50,000


36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guarantor Withdrawal Benefit for LifeSM"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes --Qualified Annuities -- Required Minimum Distributions").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o     request that payment be wired to your bank;

o     bank account must be in the same ownership as your contract; and

o     pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the surrender amount includes a purchase payment check that has not cleared;

      -- the NYSE is closed, except for normal holiday and weekend closings;

      --    trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 37

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      --    you are at least age 59 1/2;

      --    you are disabled as defined in the Code;

      -- you severed employment with the employer who purchased the contract; or

      --    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


o If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life or Accumulation Benefit rider.


CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit or GWB for Life(SM). If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the GWB for Life(SM) rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o     contract value, less any purchase payment credits subject to reversal;
      or

o     purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.

ADJUSTED PARTIAL SURRENDERS

                                    PS X DB
                                    -------
                                      CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:


o     You purchase the contract with a payment of $20,000.

o During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

            We calculate the death benefit as follows:
            The total purchase payments minus adjustments for partial surrenders:
            Total purchase payments                                                  $20,000
            minus adjusted partial surrenders, calculated as:

            $1,500 X $20,000                                                         - 1,667
            ---------------- =                                                       -------
                 $18,000

            for a death benefit of:                                                  $18,333


EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:


o     You purchase the contract with a payment of $20,000.

o During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.


IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 39

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
      70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                                    PS X DB
                                    -------
                                      CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TERMINATING THE ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 41 into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE 5-YEAR MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


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OPTIONAL LIVING BENEFITS


GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities, except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.


If you are 80 or younger at contract issue, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional GWB for Life rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.


You should consider whether an Accumulation Benefit rider is appropriate for you because:

o you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and regular fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.");

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

o if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

o the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

o the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.


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HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE
ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying
(a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.    80% of the contract value on the contract anniversary; or

2.    the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.


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SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

      The rider will terminate before the benefit date without paying a benefit on the date:

      o     you take a full surrender; or

      o     annuitization begins; or

      o the contract terminates as a result of the death benefit being paid.

      The rider will terminate on the benefit date.

For an example, see Appendix D.


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER

THE GWB FOR LIFE RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The GWB for Life rider is an optional benefit that you may select for an additional annual charge if you are age 80 or younger on the contract issue date or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date.

You must elect the GWB for Life rider when you purchase your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans.

The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract - Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:


(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.


(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Covered Person", and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.



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Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68 or the rider effective date if the covered person is age 68 or older on the rider effective date( see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).


Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:


o After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

o During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

o After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

o During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e. will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.


If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges - Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").


The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.


You should consider whether the GWB for Life rider is appropriate for you because:


o LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:


      (a) Once the contract value is less than $600, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Less than $600" heading below). However, if the contract value is $600 or greater, the guaranteed lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract) owners are still living, (except if the contract is continued under the spousal continuation provision of the contract).


      (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.


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      (c)   When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.


      (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.


o USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts and regular fixed account (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") We reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.


o LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments.

o LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.

o NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

o INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges - Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes--Nonqualified Annuities.") Withdrawals before age 59(1)/2 may incur a10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


o TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take surrender is restricted (see "TSA - Special Surrender Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.




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KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:


WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.


GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.


The GBA is determined at the following times, calculated as described:

o At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

      (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.


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The RBA is determined at the following times, calculated as described:


o At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

o When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.


o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.


      (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

      1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

      2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.


During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.


The GBP is determined at the following times, calculated as described:

o     At contract issue -- the GBP is established as 7% of the GBA value.

o At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

o When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment's amount plus any purchase payment credit.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.


o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of the sum of that purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.


o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the total RBP -- the GBP remains unchanged.

      (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.


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REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

o At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

o At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

o When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.

o When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

o When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.


COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

The ALP is determined at the following times:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

o When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment plus any purchase payment credit.

o At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).


o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.


o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the RALP -- the ALP remains unchanged.

      (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


50 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
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ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

      (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to 6% of the sum of purchase payments and purchase payment credits.

      (b)   At any other time -- the RALP is established equal to the ALP.

o At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

o At the beginning of any other contract year -- the RALP is set equal to ALP.

o When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the sum of the purchase payment and any purchase payment credit.


o At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headlines below.)


o When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

o     The RMD is the life expectancy RMD for this contract alone; and

o The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.


RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.


Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.


See Appendix E for additional information.


STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

o The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

o     Only one step up is allowed each contract year.


o If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.


o If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

o If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your sales representative. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.


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

o The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.


o Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.


The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

o The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

o The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

o The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

o     The total RBP will be reset as follows:

      a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.


      b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.


o The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

o     The RALP will be reset as follows:

      a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.


      b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:


o     The GBA, RBA, and GBP values remain unchanged.

o The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

o If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.


o If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

o If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.


SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's sales representative must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.


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

IF CONTRACT VALUE REDUCES TO LESS THAN $600: If the contract value reduces to less than $600 and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to less than $600 for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

      (a)   receive the remaining schedule of GBPs until the RBA equals zero;
            or

      (b) wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to less than $600 as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

      (a)   the remaining schedule of GBPs until the RBA equals zero; or

      (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to less than $600 as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to less than $600 as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

Under any of these scenarios:

o The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

o     We will no longer accept additional purchase payments;

o     You will no longer be charged for the rider;

o     Any attached death benefit riders will terminate; and

o The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


The GWB for Life rider and the contract will terminate under either of the following two scenarios:


o If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

o If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.


AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).


If the contract value equals zero and the death benefit becomes payable, the following will occur:

o If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

o If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

o If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


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

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:


o If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

o If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

o If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

o If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.


Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.


RIDER TERMINATION

The GWB for Life rider cannot be terminated either by you or us except as follows:

1.    Annuity payouts under an annuity payout plan will terminate the rider.

2.    Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.



54 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
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

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     your age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
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

o PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges --Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


o GWB FOR LIFE - RBA PAYOUT OPTION: If you have a GWB for Life rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- GWB for Life"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


56 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the regular fixed account, subaccounts and/or Special DCA fixed account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien. Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or


o if annuity payouts are made under immediate annuities as defined by the Code.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
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

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and your employer has contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and your employer has contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAs, ROTH IRAs, SEPS AND SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


58 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is an RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.


In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will generally not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, ACCUMULATION BENEFIT OR GWB FOR LIFE): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 59

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


60 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the contract.

o The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS

o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

      o sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

      o marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

      o     providing service to contract owners; and

      o funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its sales representatives to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 61

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause selling firms to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

o The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

o To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER


We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.


We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



62 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

APPENDIX A: THE FUNDS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital            Growth of capital. Invests principally in common stocks of          AIM Advisors, Inc.
Appreciation Fund,          companies likely to benefit from new or innovative
Series II Shares            products, services or processes as well as those with
                            above-average long-term growth and excellent prospects
                            for future growth. The fund can invest up to 25% of its
                            total assets in foreign securities that involve risks not
                            associated with investing solely in the United States.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital            Long-term growth of capital. Invests primarily in securities        AIM Advisors, Inc.
Development Fund,           (including common stocks, convertible securities and
Series II Shares            bonds) of small- and medium-sized companies. The Fund
                            may invest up to 25% of its total assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial          Capital Growth Actively managed. The fund normally                  AIM Advisors, Inc.
Services Fund,              invests at least 80% of its net assets in the equity
Series II Shares            securities and equity related instruments of companies
                            involved in the financial services sector. These companies include, but are not limited to, banks, insurance
                            companies, investment and miscellaneous industries, and
                            Suppliers to financial services companies. The fund may
                            invest up to 25% of its assets in securities of non-US
                            issuers. Securities of Canadian issuers and American
                            Depositary Receipts are not subject to this 25% limitation.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health      Capital Growth The fund seeks to meet its objective by              AIM Advisors, Inc.
Care Fund,                  investing, normally, at least 80% of its assets in securities of
Series II Shares            health care industry companies. The fund may invest up to
                            20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., junk bonds.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International      Long-term growth of capital. Invests primarily in a                 AIM Advisors, Inc.
Growth Fund,                diversified portfolio of international equity securities,
Series II Shares            whose issuers are considered to have strong earnings
                            momentum. The fund may invest up to 20% of its total
                            assets in security issuers located in developing countries and in securities exchangeable for or convertible into
                            equity securities of foreign companies.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS       Long-term growth of capital. The Fund invests at least              AllianceBernstein L.P.
Global Technology           80% of its net assets in securities of companies that use
Portfolio (Class B)         technology extensively in the development of new or
                            improved products or processes. Invests in a global
                            portfolio of securities of U.S. and foreign companies
                            selected for their growth potential.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS       Long-term growth of capital. Invests primarily in the               AllianceBernstein L.P.
Growth and Income           equity securities of domestic companies that the Advisor
Portfolio (Class B)         deems to be undervalued.
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



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
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


FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein           Long-term growth of capital. Invests primarily in a                 AllianceBernstein L.P.
VPS International Value     diversified portfolio of equity securities of established
Portfolio (Class B)         companies selected from more than 40 industries and from
                            more than 40 developed and emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein           Long-term growth of capital. Invests primarily in equity            AllianceBernstein L.P.
VPS Large Cap Growth        securities of U.S. companies. Unlike most equity funds,
Portfolio (Class B)         the Portfolio focuses on a relatively small number of
                            intensively researched companies.

------------------------------------------------------------------------------------------------------------------------------------
American Century            Long-term capital growth with income as a secondary                 American Century Investment
VP Mid Cap Value,           objective. Long-term capital growth with income as                  Management, Inc.
Class II                    secondary objective. Invests primarily in stocks of
                            companies that management believes are undervalued at
                            the time of purchase. The fund will invest at least 80%
                            of its assets in securities of companies whose market
                            capitalization at the time of purchase is within the
                            capitalization range of the Russell 3000 Index, excluding
                            the largest 100 such companies.

------------------------------------------------------------------------------------------------------------------------------------
American Century            Long-term capital growth. Analytical research tools and             American Century Investment
VP Ultra(R), Class II       techniques are used to identify the stocks of larger-sized          Management, Inc.
                            companies that appear to have the best opportunity of
                            sustaining long-term above average growth.

------------------------------------------------------------------------------------------------------------------------------------
American Century            Long-term capital growth, with income as a secondary                American Century Investment
VP Value, Class II          objective. Invests primarily in stocks of companies that            Management, Inc.
                            management believes to be undervalued at the time of
                            purchase.

------------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield         High level of current income with capital appreciation as a         Columbia Management Advisors, LLC
Fund, Variable Series,      secondary objective when consistent with the goal of high
Class B                     current income. The Fund normally invests at least 80% of
                            its net assets (plus any borrowings for investment
                            purposes) in high yielding corporate debt securities, such as bonds, debentures and notes that are rated below
                            investment grade, or unrated securities which the Fund's
                            investment advisor has determined to be of comparable
                            quality. No more than 10% of the Fund's total assets will
                            normally be invested in securities rated CCC or lower by
                            S&P or Caa or lower by Moody's.

------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico            Long-term growth of capital. The Fund invests primarily             Columbia Management Advisors,
Growth Fund,                in equity securities of large-capitalization companies that         LLC (advisor); Marsico Capital
Variable Series,            are selected for their growth potential. It generally holds a       Management, LLC (sub-advisor)
Class A                     core position of between 35 and 50 common stocks. It
                            may hold up to 25% of its assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------



64 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico            Long-term growth of capital. The Fund normally invests              Columbia Management Advisors,
International               at least 65% of its assets in common stocks of foreign              LLC (advisor); Marsico Capital
Opportunities Fund,         companies. While the Fund may invest in companies of                Management, LLC (sub-advisor)
Variable Series,            any size, it focuses on large companies. These companies
Class B                     are selected for their long-term growth potential.
                            The Fund normally invests in issuers from at least three
                            different countries not including the United States and
                            generally holds a core position of 35 to 50 common
                            stocks. The Fund may invest in common stocks of
                            companies operating in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -       Total Return Invests in commodity- linked derivative                Credit Suisse Asset Management, LLC
Commodity Return            instruments backed by a portfolio of short-maturity
Strategy Portfolio          investment-grade fixed income securities normally having
                            an average duration of one year or less.

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable            Capital growth. To pursue this goal, the portfolio primarily        The Dreyfus Corporation,
Investment Fund             invests in growth stocks of foreign companies. Normally,            investment adviser
International Equity        the portfolio invests at least 80% of its assets in stocks,
Portfolio,                  including common stocks, preferred stocks and
Service Shares              convertible securities, including those purchased in initial public offering.

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable            Long-term capital growth. To pursue this goal, the                  The Dreyfus Corporation
Investment Fund             portfolio normally invests at least 80% of its assets in
International Value         stocks. The portfolio ordinarily invests most of its assets
Portfolio,                  in securities of foreign companies which Dreyfus
Service Shares              considers to be value companies. The portfolio's stock
                            investments may include common stocks, preferred stocks
                            and convertible securities, including those purchased in
                            initial public offerings or shortly thereafter. The portfolio may invest in companies of any size. The portfolio may
                            also invest in companies located in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT              High level of current income. Non-diversified mutual fund           Eaton Vance Management
Floating-Rate Income        that normally invests primarily in senior floating rate loans
Fund                        ("Senior Loans"). Senior Loans typically are of below
                            investment grade quality and have below investment grade
                            credit ratings, which ratings are associated with having
                            high risk, speculative characteristics. Investments are
                            actively managed, and may be bought or sold on a daily
                            basis (although loans are generally held until repaid). The investment adviser's staff monitors the credit quality of
                            the Fund holdings, as well as other investments that are
                            available. The Fund may invest up to 25% of its total
                            assets in foreign securities and may engage in certain
                            hedging transactions.

------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA                Capital growth with the potential for current income.               Evergreen Investment Management
Fundamental Large Cap       Invests primarily in common stocks of large U.S.                    Company, LLC
Fund - Class 2              companies whose market capitalizations measured at time
                            of purchase fall within the market capitalization range of the companies tracked by the Russell 1000(R) Index.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 65

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA                Long-term capital growth, with modest income as a                   Evergreen Investment Management
International Equity        secondary objective. The Fund seeks to achieve its goal             Company, LLC
Fund - Class 2              by investing primarily in equity securities issued by
                            established, quality non-U.S. companies located in
                            countries with developed markets and may purchase
                            securities across all market capitalizations. The Fund
                            may also invest in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)                 Long-term capital appreciation. Normally invests                    Fidelity Management & Research
VIP Contrafund(R)           primarily in common stocks. Invests in securities of                Company (FMR), investment
Portfolio Service Class 2   companies whose value it believes is not fully recognized           manager; FMR U.K. and
                            by the public. Invests in either "growth" stocks or                 FMR Far East, sub-investment
                            "value" stocks or both. The fund invests in domestic                advisers.
                            and foreign issuers.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)                 Long-term growth of capital. Normally invests primarily             FMR, investment manager; FMR
VIP Mid Cap Portfolio       in common stocks. Normally invests at least 80% of                  U.K., FMR Far East, sub-investment
Service Class 2             assets in securities of companies with medium market                advisers.
                            capitalizations. May invest in companies with smaller or
                            larger market capitalizations. Invests in domestic and
                            foreign issuers. The Fund invests in either "growth" or
                            "value" common stocks or both.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)                 Long-term growth of capital. Normally invests primarily             FMR, investment manager; FMR
VIP Overseas Portfolio      in common stocks of foreign securities. Normally invests            U.K., FMR Far East, Fidelity
Service Class 2             at least 80% of assets in non-U.S. securities.                      International Investment Advisors
                                                                                                (FIIA) and FIIA U.K.,
                                                                                                sub-investment advisers.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Global      High total return. The Fund normally invests at least               Franklin Templeton Institutional,
Real Estate Securities      80% of its net assets in investments of companies                   LLC
Fund - Class 2              located anywhere in the world that operate in the real
                            estate sector.
(previously FTVIPT
Franklin Real Estate
Fund - Class 2)

------------------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin             Long-term total return. The Fund normally invests at least          Franklin Advisory Services, LLC
Small Cap Value             80% of its net assets in investments of small capitalization
Securities Fund - Class 2   companies, and normally invests predominantly in equity
                            securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares        Capital appreciation, with income as a secondary goal.              Franklin Mutual Advisers, LLC
Securities Fund - Class 2   The Fund normally invests primarily in equity securities
                            of companies that the manager believes are undervalued.
                            The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.

------------------------------------------------------------------------------------------------------------------------------------



66 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs               Long-term growth of capital and dividend income. The                Goldman Sachs
VIT Structured              Fund invests, under normal circumstances, at least 90% of           Asset Management, L.P.
U.S. Equity Fund -          its total assets (not including securities lending collateral
Institutional Shares        and any investment of that collateral) measured at time of purchase ("Total Assets") in a diversified portfolio of
                            equity investments in U.S. issuers, including foreign
                            companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time
                            of purchase) in such equity investments. The Fund's
                            investments are selected using both a variety of
                            quantitative techniques and fundamental research in
                            seeking to maximize the Fund's expected return, while
                            maintaining risk, style, capitalization and industry
                            characteristics similar to the S&P 500 Index. The Fund
                            seeks a broad representation in most major sectors of the
                            U.S. economy and a portfolio consisting of companies
                            with average long-term earnings growth expectations and
                            dividend yields. The Fund is not required to limit its
                            investments to securities in the S&P 500 Index. The
                            Fund's investments in fixed-income securities are limited
                            to securities that are considered cash equivalents.

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series          Long-term growth of capital in a manner consistent with             Janus Capital
Large Cap Growth            the preservation of capital. Invests under normal
Portfolio: Service Shares   circumstances at least 80% of its net assets in common
                            stocks of large-sized companies. Large-sized companies
                            are those whose market capitalization falls within the
                            range of companies in the Russell 1000(R) Index at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners         Long-term growth of capital. Under normal                           Legg Mason Partners Fund Advisor,
Variable Small Cap          circumstances, the fund invests at least 80% of its net             LLC, adviser; ClearBridge Advisors,
Growth Portfolio, Class I   assets in equity securities of companies with small market          LLC, subadviser
                            capitalizations and related investments.
Legg Mason Partners
Variable Small Cap
Growth Portfolio, Class II
merged into this fund on
April 27, 2007.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors            Capital appreciation. Normally invests at least 80% of the          MFS Investment Management(R)
Growth Stock Series -       fund's net assets in equity securities of companies MFS
Service Class               believes to have above average earnings growth potential
                            compared to other companies (growth companies).

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series  Total return. Invests primarily in equity and fixed income          MFS Investment Management(R)
- Service Class             securities. MFS invests between 40% and 75% of the
                            fund's net assets in equity securities and at least 25% of the fund's total assets in fixed-income senior securities.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -   Total return Normally invests at least 80% of the fund's            MFS Investment Management(R)
Service Class               net assets in securities of issuers in the utilities industry.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 67

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman            Long-term growth of capital. The Fund invests mainly in             Neuberger Berman Management Inc.
Advisers Management         foreign companies of any size, including companies in
Trust International         developed and emerging industrialized markets. The Fund
Portfolio (Class S)         defines a foreign company as one that is organized outside of the United States and conducts the majority of its
                            business abroad. The Fund seeks to reduce risk by
                            diversifying among many industries. Although it has the
                            flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain
                            well-diversified across countries and geographical regions.

------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman            Long-term growth of capital. The Fund invests mainly in             Neuberger Berman Management Inc.
Advisers Management         common stocks of mid- to large-capitalization companies.
Trust Socially Responsive   The Fund seeks to reduce risk by investing across many
Portfolio (Class S)         different industries. The Portfolio Managers employ a
                            research driven and valuation sensitive approach to stock
                            selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market.
                            They look for solid balance sheets, strong management
                            teams with a track record of success, good cash flow, the
                            prospect for above average earnings growth, and other
                            valuation related factors.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global          Long-term capital appreciation. Invests mainly in common            OppenheimerFunds, Inc.
Securities Fund/VA,         stocks of U.S. and foreign issuers that are "growth-type"
Service Shares              companies, cyclical industries and special situations that are considered to have appreciation possibilities.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street     Capital appreciation. Invests mainly in common stocks of            OppenheimerFunds, Inc.
Small Cap Fund/VA,          small-capitalization U.S. companies that the fund's
Service Shares              investment manager believes have favorable business
                            trends or prospects.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic       High level of current income principally derived from               OppenheimerFunds, Inc.
Bond Fund/VA, Service       interest on debt securities. Invests mainly in three market
Shares                      sectors: debt securities of foreign governments and
                            companies, U.S. government securities and lower-rated
                            high yield securities of U.S. and foreign companies.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value           Long-term growth of capital with realization of current             OppenheimerFunds, Inc.
Fund/VA, Service Shares     income as a secondary consideration. Invests mainly in
                            common stocks of different capitalization ranges, and
                            currently emphasize large capitalization stocks.

------------------------------------------------------------------------------------------------------------------------------------



68 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                   Maximum real return consistent with preservation of real            Pacific Investment Management
All Asset Portfolio,        capital and prudent investment management period.                   Company LLC
Advisor Share Class         The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of
                            its assets in Institutional Class shares of the PIMCO
                            Funds, an affiliated open-end investment company, except
                            the All Asset and All Asset All Authority Funds
                            ("Underlying Funds"). Though it is anticipated that the
                            Portfolio will not currently invest in the European
                            StockPLUS(R) TR Strategy, Far East (ex-Japan)
                            StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R) TR
                            Strategy, StocksPLUS(R) Municipal-Backed and
                            StocksPLUS(R) TR Short Strategy Funds, the Portfolio may
                            invest in these Funds in the future, without shareholder
                            approval, at the discretion of the Portfolio's asset
                            allocation sub-adviser.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Maximum total investment return through a combination               RiverSource Investments, LLC
Variable Portfolio -        of capital growth and current income. Invests primarily in
Balanced Fund               a combination of common and preferred stocks, bonds and
                            other debt securities. Under normal market conditions, at
                            least 50% of the Fund's total assets are invested in
                            common stocks and no less than 25% of the Fund's total
                            assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Maximum current income consistent with liquidity and                RiverSource Investments, LLC
Variable Portfolio -        stability of principal. Invests primarily in money market
Cash Management Fund        instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                            certificates of deposit, bankers' acceptances, letters of
                            credit, and commercial paper, including asset-backed
                            commercial paper.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 High total return through current income and capital                RiverSource Investments, LLC
Variable Portfolio -        appreciation. Under normal market conditions, the Fund
Core Bond Fund              invests at least 80% of its net assets in bonds and other
                            debt securities. Although the Fund is not an index fund,
                            it invests primarily in securities like those included in the
                            Lehman Brothers Aggregate Bond Index ("the Index"),
                            which are investment grade and denominated in
                            U.S. dollars. The Index includes securities issued by the
                            U.S. government, corporate bonds, and mortgage- and
                            asset-backed securities. The Fund will not invest in
                            securities rated below investment grade, although it may
                            hold securities that have been downgraded.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
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


FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 High level of current income while attempting to conserve           RiverSource Investments, LLC
Variable Portfolio -        the value of the investment for the longest period of time.
Diversified Bond Fund       Under normal market conditions, the Fund invests at least
                            80% of its net assets in bonds and other debt securities.
                            At least 50% of the Fund's net assets will be invested in
                            securities like those included in the Lehman Brothers
                            Aggregate Bond Index (Index), which are investment
                            grade and denominated in U.S. dollars. The Index includes
                            securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                            Fund emphasizes high- and medium-quality debt
                            securities, it will assume some credit risk to achieve
                            higher yield and/or capital appreciation by buying
                            lower-quality (junk) bonds.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 High level of current income and, as a secondary goal,              RiverSource Investments, LLC
Variable Portfolio -        steady growth of capital. Under normal market
Diversified Equity          conditions, the Fund invests at least 80% of its net assets
Income Fund                 in dividend-paying common and preferred stocks.
                            The Fund may invest up to 25% of its total assets in
                            foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term capital growth. The Fund's assets are                     RiverSource Investments, LLC,
Variable Portfolio -        primarily invested in equity securities of emerging market          adviser; Threadneedle International
Emerging Markets Fund       companies. Under normal market conditions, at least 80%             Limited, an indirect wholly-owned
                            of the Fund's net assets will be invested in securities of          subsidiary of Ameriprise Financial,
                            companies that are located in emerging market countries,            subadviser.
                            or that earn 50% or more of their total revenues from
                            goods and services produced in emerging market countries
                            or from sales made in emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term capital growth. The Fund's assets are primarily           RiverSource Investments, LLC,
Variable Portfolio -        invested in equity securities of U.S. companies. Under              adviser; Davis Selected Advisers,
Fundamental Value Fund      normal market conditions, the Fund's net assets will be             L.P., subadviser.
                            invested primarily in companies with market
                            capitalizations of at least $5 billion at the time of the
                            Fund's investment.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 High total return through income and growth of capital.             RiverSource Investments, LLC
Variable Portfolio -        Non-diversified mutual fund that invests primarily in debt
Global Bond Fund            obligations of U.S. and foreign issuers. Under normal
                            market conditions, the Fund invests at least 80% of its net assets in investment - grade corporate or government debt
                            obligations including money market instruments of issuers
                            located in at least three different countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Total return that exceeds the rate of inflation over the            RiverSource Investments, LLC
Variable Portfolio -        long-term. Non-diversified mutual fund that, under normal
Global Inflation Protected  market conditions, invests at least 80% of its net assets in
Securities Fund             inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by
                            U.S. and foreign governments, their agencies or
                            instrumentalities, and corporations.

------------------------------------------------------------------------------------------------------------------------------------



70 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term capital growth. Invests primarily in common               RiverSource Investments, LLC
Variable Portfolio -        stocks and securities convertible into common stocks that
Growth Fund                 appear to offer growth opportunities. These growth
                            opportunities could result from new management, market
                            developments, or technological superiority. The Fund may
                            invest up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 High current income, with capital growth as a secondary             RiverSource Investments, LLC
Variable Portfolio -        objective. Under normal market conditions, the Fund
High Yield Bond Fund        invests at least 80% of its net assets in high-yielding,
                            high-risk corporate bonds (junk bonds) issued by
                            U.S. and foreign companies and governments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 High total return through current income and capital                RiverSource Investments, LLC
Variable Portfolio -        appreciation. Under normal market conditions, invests
Income Opportunities        primarily in income-producing debt securities with an
Fund                        emphasis on the higher rated segment of the high-yield
                            (junk bond) market. The Fund will purchase only
                            securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a
                            B rating, the Fund may continue to hold the security.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Capital appreciation. Invests primarily in equity securities        RiverSource Investments, LLC,
Variable Portfolio -        of foreign issuers that are believed to offer strong growth         adviser; Threadneedle International
International Opportunity   potential. The Fund may invest in developed and in                  Limited, an indirect wholly-owned
Fund                        emerging markets.                                                   subsidiary of Ameriprise Financial,
                                                                                                subadviser.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Capital appreciation. Under normal market conditions,               RiverSource Investments, LLC
Variable Portfolio -        the Fund invests at least 80% of its net assets in equity
Large Cap Equity Fund       securities of companies with market capitalization greater than $5 billion at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term growth of capital. Under normal market                    RiverSource Investments, LLC
Variable Portfolio -        conditions, the Fund invests at least 80% of its net
Large Cap Value Fund        assets in equity securities of companies with a market
                            capitalization greater than $5 billion. The Fund may
                            also invest in income-producing equity securities and
                            preferred stocks.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Growth of capital. Under normal market conditions,                  RiverSource Investments, LLC
Variable Portfolio -        the Fund invests at least 80% of its net assets at the time
Mid Cap Growth Fund         of purchase in equity securities of mid capitalization
                            companies. The investment manager defines mid-cap
                            companies as those whose market capitalization (number
                            of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 71

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term growth of capital. Under normal                           RiverSource Investments, LLC
Variable Portfolio -        circumstances, the Fund invests at least 80% of its net
Mid Cap Value Fund          assets (including the amount of any borrowings for
                            investment purposes) in equity securities of medium-sized
                            companies. Medium-sized companies are those whose
                            market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term capital appreciation. The Fund seeks to                   RiverSource Investments, LLC
Variable Portfolio -        provide investment results that correspond to the total return
S&P 500 Index Fund          (the combination of appreciation and income) of
                            large-capitalization stocks of U.S. companies. The Fund
                            invests in common stocks included in the Standard &
                            Poor's 500 Composite Stock Price Index (S&P 500).
                            The S&P 500 is made up primarily of large-capitalization
                            companies that represent a broad spectrum of the U.S.
                            economy.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term growth of capital. Invests primarily in equity            RiverSource Investments, LLC,
Variable Portfolio -        securities of mid cap companies as well as companies                adviser; Systematic Financial
Select Value Fund           with larger and smaller market capitalizations. The Fund            Management, L.P. and WEDGE
                            considers mid-cap companies to be either those with a               Capital Management L.L.P.,
                            market capitalization of up to $10 billion or those whose           subadvisers
                            market capitalization falls within range of the Russell
                            3000(R) Value Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 High level of current income and safety of principal                RiverSource Investments, LLC
Variable Portfolio -        consistent with investment in U.S. government and
Short Duration U.S.         government agency securities. Under normal market
Government Fund             conditions, at least 80% of the Fund's net assets are
                            invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or
                            instrumentalities.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term capital growth. Under normal market                       RiverSource Investments, LLC,
Variable Portfolio -        conditions, at least 80% of the Fund's net assets are               adviser; Kenwood Capital
Small Cap Advantage         invested in equity securities of companies with market              Management LLC, subadviser
Fund                        capitalization of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of
                            investment.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term capital appreciation. Under normal market                 RiverSource Investments, LLC,
Variable Portfolio -        conditions, at least 80% of the Fund's net assets will              adviser; River Road Asset
Small Cap Value Fund        be invested in small cap companies with market                      Management, LLC, Donald Smith &
                            capitalization, at the time of investment, of up to                 Co., Inc., Franklin Portfolio
                            $2.5 billion or that fall within the range of the                   Associates LLC and Barrow, Hanley,
                            Russell 2000(R) Value Index.                                        Mewhinney & Strauss, Inc.,
                                                                                                subadvisers.

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life             Capital growth and income through investments in equity             Van Kampen Asset Management
Investment Trust            securities, including common stocks, preferred stocks and
Comstock Portfolio,         securities convertible into common and preferred stocks.
Class II Shares             The Portfolio emphasizes value style of investing seeking
                            well-established, undervalued companies believed by the
                            Portfolio's investment adviser to possess the potential for capital growth and income.

------------------------------------------------------------------------------------------------------------------------------------



72 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen                  Current income and capital appreciation. Invests primarily          Morgan Stanley Investment
UIF Global Real Estate      in equity securities of companies in the real estate industry       Management Inc., doing business as
Portfolio, Class II Shares  located throughout the world, including real estate                 Van Kampen, adviser; Morgan
                            operating companies, real estate investment trusts and              Stanley Investment Management
                            foreign real estate companies.                                      Limited and Morgan Stanley
                                                                                                Investment Management Company,
                                                                                                sub-advisers

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen                  Long-term capital growth. Invests primarily in                      Morgan Stanley Investment
UIF Mid Cap Growth          growth-oriented equity securities of U.S. mid cap                   Management Inc., doing business as
Portfolio, Class II Shares  companies and foreign companies, including emerging                 Van Kampen.
                            market securities.

------------------------------------------------------------------------------------------------------------------------------------
Wanger International        Long-term growth of capital. Invests primarily in                   Columbia Wanger Asset
Small Cap                   stocks of companies based outside the U.S. with market              Management, L.P.
                            capitalizations of less than $5 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller         Long-term growth of capital. Invests primarily in stocks            Columbia Wanger Asset
Companies                   of small- and medium-size U.S. companies with market                Management, L.P.
                            capitalizations of less than $5 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage       Long-term capital appreciation. Invests principally in              Wells Fargo Funds Management,
VT Opportunity Fund         equity securities of medium-capitalization companies,               LLC, adviser; Wells Capital
                            defined as those within the range of market capitalizations         Management Incorporated,
                            of companies in the Russell Midcap(R) Index. We reserve             subadviser.
                            the right to hedge the portfolio's foreign currency
                            exposure by purchasing or selling currency futures and
                            foreign currency forward contracts. However, under
                            normal circumstances, we will not engage in extensive
                            foreign currency hedging.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage       Long-term capital appreciation. Invests principally in              Wells Fargo Funds Management,
VT Small Cap Growth         equity securities of small-capitalization companies that we         LLC, adviser; Wells Capital
Fund                        believe have above-average growth potential. We define              Management Incorporated,
                            small-capitalization companies as those with market                 subadviser.
                            capitalizations at the time of purchase of less than
                            $2 billion.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 73

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------

                                                                              CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS
                                  Contract Value at time of full surrender:  $120,000.00    $80,000.00
                                       Contract Value on prior anniversary:   115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                  Earnings in the contract:    20,000.00          0.00
                             10% of the prior anniversary's contract value:    11,500.00      8,500.00
                                                                             -----------    ----------
                                                         Total Free Amount:    20,000.00      8,500.00
STEP 2. We determine the TFA that is from Purchase Payments:
                                                         Total Free Amount:    20,000.00      8,500.00
                                                  Earnings in the contract:    20,000.00          0.00
                            Purchase Payments being Surrendered Free (PPF):         0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):

                             PR = [WD-TFA] / [CV-TFA]
                                                                       WD =   120,000.00     80,000.00   = the amount of the
                                                                                                           surrender

                                                                      TFA =    20,000.00      8,500.00   = the total free amount,
                                                                                                           step 1

                                                                       CV =   120,000.00     80,000.00   = the contract value at the
                                                                                                           time of the surrender
                                                                       PR =          100%          100%  = the premium ratio
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                             CPP = PR X (PP-PPF)
                                                                       PR =          100%          100%  = premium ratio, step 3
                                                                       PP =   100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                      PPF =         0.00      8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2
                                                                      CPP =   100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                                              Chargeable Purchase Payments:   100,000.00     91,500.00
                                               Surrender Charge Percentage:            7%            7%
                                                          Surrender Charge:     7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00
                                                Contract Value Surrendered:    (7,000.00)    (6,405.00)
                            Contract Charge (assessed upon full surrender):       (30.00)       (30.00)
                                               Net Full Surrender Proceeds:   112,970.00     73,565.00


74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you request a partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------

                                                                                 CONTRACT      CONTRACT
                                                                                 WITH GAIN     WITH LOSS
                                 Contract Value at time of partial surrender:   $ 120,000.00   $80,000.00
                                         Contract Value on prior anniversary:     115,000.00    85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                    Earnings in the contract:      20,000.00         0.00
                               10% of the prior anniversary's contract value:      11,500.00     8,500.00
                                                                                ------------   ----------
                                                           Total Free Amount:      20,000.00     8,500.00
STEP 2. We determine the TFA that is from Purchase Payments:
                                                           Total Free Amount:      20,000.00     8,500.00
                                                    Earnings in the contract:      20,000.00         0.00
                              Purchase Payments being Surrendered Free (PPF):           0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                                         WD =      50,000.00    50,000.00   = the amount of the
                                                                                                              surrender
                                                                        TFA =      20,000.00     8,500.00   = the total free amount,
                                                                                                              step 1
                                                                         CV =     120,000.00    80,000.00   = the contract value at
                                                                                                              the time of surrender
                                                                         PR =             30%          58%  = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                             CPP = PR X (PP - PPF)
                                                                         PR =             30%          58%  = premium ratio, step 3
                                                                         PP =     100,000.00   100,000.00   = purchase payments not
                                                                                                              previously surrendered
                                                                        PPF =           0.00     8,500.00   = purchase payments
                                                                                                              being surrendered
                                                                                                              free, step 2
                                                                        CPP =      30,000.00    53,108.39   = chargeable purchase
                                                                                                              payments being
                                                                                                              surrendered
STEP 5. We calculate the Surrender Charges:
                                                Chargeable Purchase Payments:      30,000.00    53,108.39
                                                 Surrender Charge Percentage:              7%           7%
                                                            Surrender Charge:          2,100        3,718
STEP 6. We calculate the Net Surrender Value:
                                                  Contract Value Surrendered:      50,000.00    50,000.00
                                                            Surrender Charge:      (2,100.00)   (3,717.59)
                                                 Net Full Surrender Proceeds:      47,900.00    46,282.41


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 75

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------

                                                                                CONTRACT     CONTRACT
                                                                               WITH GAIN    WITH LOSS
                                  Contract Value at time of full surrender:   $120,000.00   $80,000.00
                                       Contract Value on prior anniversary:    115,000.00    85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:

                                                  Earnings in the Contract:     20,000.00         0.00
                             10% of the prior anniversary's contract value:     11,500.00     8,500.00
                                                                              -----------   ----------
                                                         Total Free Amount:     20,000.00     8,500.00
STEP 2. We determine the TFA and Amount Free that is from Purchase
        Payments:

                                                         Total Free Amount:     20,000.00     8,500.00
                                                  Earnings in the contract:     20,000.00         0.00
                            Purchase Payments being Surrendered Free (PPF):          0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                                       WD =    120,000.00    80,000.00   = the amount of the
                                                                                                           surrender

                                                                      TFA =     20,000.00     8,500.00   = the total free amount,
                                                                                                           step 1

                                                                       CV =    120,000.00    80,000.00   = the contract value at
                                                                                                           the time of the
                                                                                                           surrender
                                                                       PR =           100%         100%
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):

                                                        CPP = PR X (PP-PPF)
                                                                       PR =           100%         100%  = premium ratio, step 3

                                                                       PP =    100,000.00   100,000.00   = purchase payments not
                                                                                                           previously surrendered

                                                                      PPF =          0.00     8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2

                                                                      CPP =    100,000.00    91,500.00
STEP 5. We calculate the Surrender Charges:
                                              Chargeable Purchase Payments:    100,000.00    91,500.00
                                               Surrender Charge Percentage:             7%           7%
                                                          Surrender Charge:      7,000.00     6,405.00
STEP 6. We calculate the Net Surrender Value:                                  120,000.00    80,000.00
                                                Contract Value Surrendered:     (7,000.00)   (6,405.00)
                            Contract Charge (assessed upon full surrender):        (30.00)      (30.00)
                                               Net Full Surrender Proceeds:    112,970.00    73,565.00


76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:


o     we receive a single $100,000 purchase payment; and

o you request a partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

o     you have made no prior partial surrenders.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
------------------------------------------------------------------------------

                                                                                CONTRACT      CONTRACT
                                                                               WITH GAIN     WITH LOSS
                               Contract Value at time of partial surrender:   $120,000.00   $80,000.00
                                       Contract Value on prior anniversary:    115,000.00    85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:

                                                  Earnings in the contract:     20,000.00         0.00
                             10% of the prior anniversary's contract value:     11,500.00     8,500.00
                                                                              -----------   ----------
                                                         Total Free Amount:     20,000.00     8,500.00
STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                         Total Free Amount:     20,000.00     8,500.00
                                                  Earnings in the contract:     20,000.00         0.00
                            Purchase Payments being Surrendered Free (PPF):          0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                                          PR = [WD-TFA] / [CV-TFA]
                                                                       WD =     50,000.00    50,000.00   = the amount of the
                                                                                                           surrender

                                                                      TFA =     20,000.00     8,500.00   = the total free amount,
                                                                                                           step 1

                                                                       CV =    120,000.00    80,000.00   = the contract value at
                                                                                                           the time of surrender

                                                                       PR =            30%          58%  = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):

                                          CPP = PR X (PP - PPF)
                                                                       PR =            30%          58%  = premium ratio, step 3

                                                                       PP =    100,000.00   100,000.00   = purchase payments not
                                                                                                           previously surrendered

                                                                      PPF =          0.00     8,500.00   = purchase payments
                                                                                                           being surrendered free,
                                                                                                           step 2

                                                                      CPP =     30,000.00    53,108.39   = chargeable purchase
                                                                                                           payments being
                                                                                                           surrendered

STEP 5. We calculate the Surrender Charges:
                                              Chargeable Purchase Payments:     30,000.00    53,108.39
                                               Surrender Charge Percentage:             7%           7%
                                                          Surrender Charge:         2,100        3,718
STEP 6. We calculate the Net Surrender Value:
                                                Contract Value Surrendered:     50,000.00    50,000.00
                                                          Surrender Charge:     (2,100.00)   (3,717.00)
                                               Net Full Surrender Proceeds:     47,900.00    46,282.41


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 77

APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT


      o You purchase the contract (with the ROPP rider) with a payment of $20,000.

      o The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

                We calculate the death benefit as follows:
                The total purchase payments minus adjustments for partial surrenders:
                Total purchase payments                                                     $20,000
                minus adjusted partial surrenders, calculated as:

                $1,500 X $20,000
                ---------------- =                                                          - 1,667
                     $18,000                                                                -------

                for a death benefit of:                                                     $18,333



78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

EXAMPLE -- MAV DEATH BENEFIT


o You purchase the contract (with the MAV rider) with a payment of $20,000.

o     On the first contract anniversary the contract value grows to $24,000.

o During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

                We calculate the death benefit as follows:
                The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
                Greatest of your contract anniversary contract values:                      $24,000

                plus purchase payments made since that anniversary:                             + 0

                minus adjusted partial surrenders, calculated as:

                $1,500 X $24,000
                ---------------- =                                                          - 1,636
                     $22,000                                                                -------

                for a death benefit of:                                                     $22,364


EXAMPLE -- 5-YEAR MAV DEATH BENEFIT


      o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

      o On the fifth contract anniversary the contract value grows to $30,000.

      o During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

                We calculate the death benefit as follows:
                The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
                Greatest of your 5-year contract anniversary contract values:               $30,000

                plus purchase payments made since that anniversary:                             + 0

                minus adjusted partial surrenders, calculated as:

                $1,500 X $30,000
                ----------------- =                                                         - 1,800
                     $25,000                                                                -------

                for a death benefit of:                                                     $28,200



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 79

APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT RIDER

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

o You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

o     You make no additional purchase payments.

o     You do not exercise the Elective Step-up option

o     The Accumulation Benefit rider fee is 0.60%.

                          ASSUMED NET      PARTIAL SURRENDER          ADJUSTED                      ACCUMULATION
END OF CONTRACT YEAR    RATE OF RETURN    (BEGINNING OF YEAR)    PARTIAL SURRENDER       MCAV      BENEFIT AMOUNT    CONTRACT VALUE
         1                   12%                     0                     0           100,000              0            111,328

         2                   15%                     0                     0           102,422              0            127,259

         3                    3%                     0                     0           104,861              0            130,290

         4                   -8%                     0                     0           104,861              0            119,148

         5                  -15%                     0                     0           104,861              0            100,647

         6                   20%                 2,000                 2,084           102,778              0            117,666

         7                   15%                     0                     0           108,252              0            134,504

         8                  -10%                     0                     0           108,252              0            120,327

         9                  -20%                 5,000                 4,498           103,754              0             91,639

        10                  -12%                     0                     0           103,754         23,734            103,754


80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

EXAMPLE -- GWB FOR LIFE RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


o     You purchase the RAVA 4 Select contract with a payment of $100,000.

o     You are the sole owner and also the annuitant. You are age 63.

o     You make no additional payments to the contract.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                 HYPOTHETICAL
CONTRACT                           ASSUMED             BASIC WITHDRAWAL BENEFIT          LIFETIME  WITHDRAWAL BENEFIT
DURATION  PURCHASE    PARTIAL      CONTRACT    ----------------------------------------  ----------------------------
IN YEARS  PAYMENTS  WITHDRAWALS      VALUE        GBA          RBA         GBP     RBP     ALP               RALP
At Issue  $100,000    $   N/A      $100,000    $100,000     $100,000     $7,000  $7,000  $  N/A             $  N/A

0.5              0      7,000        92,000     100,000       93,000      7,000       0     N/A                N/A

1                0          0        91,000     100,000       93,000      7,000   7,000     N/A                N/A

1.5              0      7,000        83,000     100,000       86,000      7,000       0     N/A                N/A

2                0          0        81,000     100,000       86,000      7,000   7,000     N/A                N/A

5                0          0        75,000     100,000       86,000      7,000   7,000   5,160(1)           5,160(1)

5.5              0      5,160        70,000     100,000       80,840      7,000   1,840   5,160                  0

6                0          0        69,000     100,000       80,840      7,000   7,000   5,160              5,160

6.5              0      7,000        62,000     100,000       73,840      7,000       0   3,720(2)               0

7                0          0        70,000     100,000       73,840      7,000   7,000   4,200              4,200

7.5              0     10,000        51,000      51,000(3)    51,000(3)   3,570       0   3,060(3)               0

8                0          0        55,000      55,000       55,000      3,850   3,850   3,300              3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.

(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal.
      The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 81

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:


o     You purchase the RAVA 4 Select contract with a payment of $100,000.

o     You are the sole owner and also the annuitant. You are age 68.

o     You make no additional payments to the contract.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                    HYPOTHETICAL              BASIC WITHDRAWAL BENEFIT              LIFETIME WITHDRAWAL BENEFIT
CONTRACT                               ASSUMED     ----------------------------------------------   ---------------------------
DURATION   PURCHASE     PARTIAL       CONTRACT
IN YEARS   PAYMENTS   WITHDRAWALS       VALUE        GBA           RBA          GBP       RBP           ALP          RALP
At Issue   $100,000      $ N/A        $100,000     $100,000      $100,000      $7,000   $7,000         $6,000      $6,000

1                 0          0         105,000      105,000       105,000       7,350    7,000(1)       6,300       6,000(1)

2                 0          0         110,000      110,000       110,000       7,700    7,000(1)       6,600       6,000(1)

3                 0          0         110,000      110,000       110,000       7,700    7,700(2)       6,600       6,600(2)

3.5               0      6,600         110,000      110,000       103,400       7,700    1,100          6,600           0

4                 0          0         115,000      115,000       115,000       8,050    8,050          6,900       6,900

4.5               0      8,050         116,000      115,000       106,950       8,050        0          6,900(3)        0

5                 0          0         120,000      120,000       120,000       8,400    8,400          7,200       7,200

5.5               0     10,000         122,000      120,000(4)    110,000(4)    8,400        0          7,200(4)        0

6                 0          0         125,000      125,000       125,000       8,750    8,750          7,500       7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess.
      Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal.
      The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

APPENDIX E: EXAMPLE - RMD CALCULATION


This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.


For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, the amount you withdraw each year from this contract to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

      o A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

      o Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

      o Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

      o Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the GWB for Life(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

      o A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current Contract Year.

      o Any withdrawals taken in a Contract Year will count first against and reduce the RALP for that Contract Year.

      o Once the RALP for the current Contract Year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

      o Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the GWB for Life(SM) rider.

(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

      o An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

      o This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1)   determined by us each calendar year;

(2)   based on the value of this contract alone on the date it is determined;
      and

(3) based on the company's understanding and interpretation of the requirements for the following types of plans under the Code as of the date of this prospectus:

Life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. TSAs under Section 403(b) of the Code.


In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.


In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), the ALERMDA calculated by us will equal zero in all years. The ALERMDA calculated by us will also equal zero in all years for contracts not covered by the sections of the Code listed above as of the date of this prospectus.


Please consult your tax advisor about the impact of these rules prior to purchasing the GWB for Life rider.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 83

APPENDIX F: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           45
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          165
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           37
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,004
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                          100
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          369
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           98
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,322
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           15
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          222
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,202
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          509
------------------------------------------------------------------------------------------------------------------------------------



84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          202
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,408
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,471
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,503
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           13
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                            7
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,824
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           55
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           94
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,888
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,560
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          207
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                          515
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          500
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 85

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          465
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          173
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                           20

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on
      April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                            1
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          239
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                          314
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,550
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           95
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          437
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           93
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,287
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           49
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,362
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           26
------------------------------------------------------------------------------------------------------------------------------------



86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,374

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio
      - Cash Management Fund at Dec. 31, 2006 were 3.66% and 3.72%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           45
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        9,494
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        5,496
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,065
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,092
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,629
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,500
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           39
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          199
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,255
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           85
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                            4
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           22
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 87

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2006
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                            1
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,769
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           17
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           74
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           13
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,381
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        4,172
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,376
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          985
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,466
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          975
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           37
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                           19
------------------------------------------------------------------------------------------------------------------------------------



88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           19
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           33
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           22
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          542
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                           33
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                          206
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           89
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,363
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           36
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,063
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          116
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           41
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,903
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 89

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                          815
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          830
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           35
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           32
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,837
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           64
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           75
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,236
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,122
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          191
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                          313
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          209
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          338
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          162
------------------------------------------------------------------------------------------------------------------------------------



90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                            1

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on
      April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           28
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           18
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                          261
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                          863
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           67
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          178
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          105
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,853
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                            5
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,210
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           50
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          741

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio
      - Cash Management Fund at Dec. 31, 2006 were 3.44% and 3.50%, respectively.
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 91

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           52
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        6,141
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        3,454
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                          586
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,318
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,654
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,249
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          128
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          147
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,188
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          100
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           39
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                            4
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                            7
------------------------------------------------------------------------------------------------------------------------------------



92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,742
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           52
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           23
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           21
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          673
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,278
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                          858
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          524
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                          855
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          456
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           67
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                           96
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 93

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          256
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                           75
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                            3
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                          479
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                            4
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          538
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           19
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           16
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          897
------------------------------------------------------------------------------------------------------------------------------------



94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                          370
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          407
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           11
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          806
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,504
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          507
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           21
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                            4
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           47
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          170
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           15
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 95

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                           --

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on
      April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           14
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                            4
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                          427
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           42
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                           41
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                            5
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,314
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,615
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                           76

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio
      - Cash Management Fund at Dec. 31, 2006 were 3.37% and 3.43%, respectively.
------------------------------------------------------------------------------------------------------------------------------------



96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                            1
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,798
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,337
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                          248
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,143
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          761
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,052
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                            8
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           44
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          984
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 97

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          754
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                            5
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                            1
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          346
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,129
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                          378
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          259
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                          343
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          132
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                            5
------------------------------------------------------------------------------------------------------------------------------------



98 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
   RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                            5
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                            4
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                            1
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                           24
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                            9
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           20
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                            7
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           21
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 99

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                           10
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                            9
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          107
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           42
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           13
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                            1
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                            8
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                            1
------------------------------------------------------------------------------------------------------------------------------------



100 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                           --

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I On
      April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                            9
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                            1
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           43
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                           51
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                            6
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                           83

*     The 7-Day Simple and Compound Yields for Riversource(r) Variable Portfolio
      - Cash Management Fund At Dec. 31, 2006 Were 3.21% and 3.26%,
      respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                            1
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 101

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                           96
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           37
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                            5
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           26
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           28
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                           38
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           30
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           11
------------------------------------------------------------------------------------------------------------------------------------



102 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                            5
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           15
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                           11
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                            7
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                            6
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                            7
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 103

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          206
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                           58
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                            7
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                          431
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           19
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          393
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           76
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           92
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          656
------------------------------------------------------------------------------------------------------------------------------------



104 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                          275
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          298
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          700
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                            9
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,284
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          338
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           36
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                           10
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           16
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          101
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           55
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 105

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                           --

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on
      April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                            1
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                           29
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          345
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                           18
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           17
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          892
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,204
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           12
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          385

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio
      - Cash Management Fund at Dec. 31, 2006 were 3.19% and 3.24%, respectively.
------------------------------------------------------------------------------------------------------------------------------------



106 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           32
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                        2,248
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                        1,118
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                          193
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          859
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          611
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          868
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           40
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          761
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           21
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 107

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          591
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                            8
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          279
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          832
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                          279
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          202
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                          272
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          103
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                           16
------------------------------------------------------------------------------------------------------------------------------------



108 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                            7
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                           43
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                           17
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           11
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           89
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 109

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                           19
------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                           21
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          285
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                           79
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           32
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           16
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------



110 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                           --

*     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on
      April 27, 2007.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                           19
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                           23
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                            2
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          103
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          106
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                            9
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                          287

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio
      - Cash Management Fund at Dec. 31, 2006 were 3.03% and 3.08%, respectively.
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 111

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          221
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           75
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                            9
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                           61
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           58
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                           83
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           75
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                            8
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------



112 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                             2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           24
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           10
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           13
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                            9
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                           93
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                           22
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           12
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                           11
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                           12
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                                                               $  1.00
Accumulation unit value at end of period                                                                                     $  1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                           --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS 113

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------------------------------


Calculating Annuity Payouts ...................................   p. 3
Rating Agencies ...............................................   p. 4
Revenues Received During Calendar Year 2006 ...................   p. 4
Principal Underwriter .........................................   p. 5
Independent Registered Public Accounting Firm .................   p. 5
Financial Statements



114 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT /
    RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

RIVERSOURCE [LOGO] (SM)
    ANNUITIES

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

   RiverSource Distributors, Inc. (Distributor), Member NASD. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial
                                Services, Inc.

           (C) 2007 Ameriprise Financial, Inc. All rights reserved.


S-6504 D (5/07)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      FOR


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)
         RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY
           RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY
       RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY
        RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE ANNUITY


        RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY
         RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY


                   RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY


               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
          (previously IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT)


                                  MAY 1, 2007


RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS


Calculating Annuity Payouts .................................   p. 3

Rating Agencies .............................................   p. 4

Revenues Received During Calendar Year 2006 .................   p. 4

Principal Underwriter .......................................   p. 5

Independent Registered Public Accounting Firm ...............   p. 5

Financial Statements


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

o     determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

o     the annuity unit value on the valuation date; by

o     the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o     the net investment factor; and

o     the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to RiverSource Life of NY, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:


A.M. Best                                                       www.ambest.com
Fitch                                                     www.fitchratings.com
Moody's                                               www.moodys.com/insurance
Standard & Poor's                                     www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2006:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

--------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                          $14,119,393.11
Wanger Advisors Trust                                            $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust       $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                    $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.            $ 6,935,380.14
AIM Variable Insurance Funds                                     $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                           $ 6,192,884.80
Oppenheimer Variable Account Funds                               $ 5,619,718.04
Van Kampen Life Investment Trust                                 $ 4,719,402.91
MFS(R) Variable Insurance Trust(SM)                              $ 3,669,262.58
Putnam Variable Trust                                            $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                       $ 1,839,774.87
Evergreen Variable Annuity Trust                                 $ 1,525,346.92
Credit Suisse Trust                                              $ 1,417,351.20
Janus Aspen Series                                               $ 1,336,421.58
Lazard Retirement Series, Inc.                                   $ 1,320,263.36
Columbia Funds Variable Insurance Trust                          $ 1,225,769.87
Third Avenue Variable Series Trust                               $   988,460.13
Royce Capital Fund                                               $   812,542.64
Pioneer Variable Contracts Trust                                 $   433,483.35
PIMCO Variable Insurance Trust                                   $   319,348.24
The Universal Institutional Funds, Inc.                          $   208,788.04
Calvert Variable Series, Inc.                                    $   201,270.34
Neuberger Berman Advisers Management Trust                       $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund   $   143,753.64
STI Classic Variable Trust                                       $    38,512.36
Premier VIT                                                      $    13,581.86
Baron Capital Funds Trust                                        $     7,097.88
J.P. Morgan Series Trust II                                      $     4,376.19
Legg Mason Partners Variable Portfolios                          $       885.00
--------------------------------------------------------------------------------

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.



4 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $14,651,291; 2005: $10,411,805 and 2004: $7,278,913. Ameriprise Financial Services, Inc.
retained no underwriting commission from the sale of the contracts.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York) at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of the RiverSource of New York Variable Annuity Account) which includes RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Advantage Variable Annuity, RiverSource Retirement Advisor Select Variable Annuity, RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity, RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity, RiverSource Retirement Advisor 4 Access Variable Annuity and RiverSource Flexible Portfolio Annuity at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 104 segregated asset subaccounts of RiverSource of New York Variable Annuity Account (previously IDS Life of New York Variable Annuity Account), referred to in Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York (previously IDS Life Insurance Company of New York). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource of New York Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource of New York Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 104 segregated asset subaccounts of RiverSource of New York Variable Annuity Account, referred to in Note 1, at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

Minneapolis, Minnesota

April 24, 2007



6 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                            AIM VI        AIM VI        AIM VI          AIM VI           AIM VI
                                                           CAP APPR,     CAP APPR,     CAP DEV,        CAP DEV,         CORE EQ,
DEC. 31, 2006                                                SER I        SER II        SER I           SER II            SER I
ASSETS

Investments, at value(1),(2)                               $1,324,757   $11,762,446   $1,237,899     $ 3,310,518       $29,289,166
Dividends receivable                                               --            --           --              --                --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                   1,417         7,130          434             318                --
Receivable for share redemptions                                  904         8,119          805          16,028            45,148
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                1,327,078    11,777,695    1,239,138       3,326,864        29,334,314
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                 904         8,119          805           2,269            29,437
   Contract terminations                                           --            --           --          13,759            15,711
Payable for investments purchased                               1,417         7,130          434             318                --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               2,321        15,249        1,239          16,346            45,148
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                   1,324,757    11,756,493    1,237,899       3,310,092        29,153,214
Net assets applicable to contracts in payment period               --         5,513           --              --           135,952
Net assets applicable to seed money                                --           440           --             426                --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $1,324,757   $11,762,446   $1,237,899     $ 3,310,518       $29,289,166
===================================================================================================================================
(1) Investment shares                                          50,525       453,973       67,168         181,997         1,076,016
(2) Investments, at cost                                   $1,263,137   $10,325,843   $  873,207     $ 2,570,380       $24,902,937
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             AIM VI        AIM VI        AIM VI         AIM VI           AIM VI
                                                              DYN,        FIN SERV,    FIN SERV,   GLOBAL HLTH CARE,    INTL GRO,
DEC. 31, 2006 (CONTINUED)                                     SER I         SER I        SER II         SER II           SER II
ASSETS

Investments, at value(1),(2)                               $1,012,641   $ 1,637,572   $   68,885   $   5,979,755       $   283,325
Dividends receivable                                               --            --           --              --                --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                      24            20        3,073          12,966                16
Receivable for share redemptions                               15,661         1,197           44           4,145               210
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                1,028,326     1,638,789       72,002       5,996,866           283,551
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                 703         1,098           44           4,143               177
   Contract terminations                                       14,958            99           --               1                33
Payable for investments purchased                                  24            20        3,073          12,966                16
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              15,685         1,217        3,117          17,110               226
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                   1,012,577     1,637,477       68,545       5,979,546           282,498
Net assets applicable to contracts in payment period               --            --           --              --                --
Net assets applicable to seed money                                64            95          340             210               827
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $1,012,641   $ 1,637,572   $   68,885   $   5,979,756       $   283,325
===================================================================================================================================
(1) Investment shares                                          59,046        94,059        3,975         279,951             9,720
(2) Investments, at cost                                   $  686,328   $ 1,355,888   $   65,792   $   5,690,290       $   260,650
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                             AIM VI        AB VPS         AB VPS        AB VPS         AB VPS
                                                              TECH,     GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,
DEC. 31, 2006 (CONTINUED)                                     SER I         CL B           CL B          CL B           CL B
ASSETS

Investments, at value(1),(2)                               $2,119,610    $2,391,740     $22,975,728   $60,645,403   $    18,178
Dividends receivable                                               --            --              --            --            --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                   1,928         5,368           3,536        19,483            10
Receivable for share redemptions                                1,445         1,620          17,451        90,183             4
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                2,122,983     2,398,728      22,996,715    60,755,069        18,192
================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                               1,445         1,620          15,501        41,581             5
   Contract terminations                                           --            --           1,951        48,602            --
Payable for investments purchased                               1,928         5,368           3,536        19,483            10
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               3,373         6,988          20,988       109,666            15
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                   2,119,610     2,391,560      22,975,385    60,634,984        17,506
Net assets applicable to contracts in payment period               --            --              --        10,419            --
Net assets applicable to seed money                                --           180             342            --           671
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $2,119,610    $2,391,740     $22,975,727   $60,645,403   $    18,177
================================================================================================================================
(1) Investment shares                                         151,185       141,189         853,165     2,451,310           689
(2) Investments, at cost                                   $1,846,727    $2,252,462     $18,670,966   $42,966,793   $    17,998
--------------------------------------------------------------------------------------------------------------------------------

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                              AC VP         AC VP          AC VP         AC VP           AC VP
                                                              INTL,         INTL,      MID CAP VAL,      ULTRA,           VAL,
DEC. 31, 2006 (CONTINUED)                                     CL I          CL II          CL II         CL II            CL I
ASSETS

Investments, at value(1),(2)                               $2,045,399    $5,575,723     $   327,627   $13,003,540   $41,528,779
Dividends receivable                                               --            --              --            --            --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                      --         1,096           3,140        27,583           505
Receivable for share redemptions                                2,432         8,086             169         8,972        76,974
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                2,047,831     5,584,905         330,936    13,040,095    41,606,258
================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                               1,435         3,883             169         8,971        39,890
   Contract terminations                                          997         4,203              --             1        37,084
Payable for investments purchased                                  --         1,096           3,140        27,583           505
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               2,432         9,182           3,309        36,555        77,479
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                   2,045,399     5,575,575         327,369    13,003,540    41,354,939
Net assets applicable to contracts in payment period               --            --              --            --       173,840
Net assets applicable to seed money                                --           148             258            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $2,045,399    $5,575,723     $   327,627   $13,003,540   $41,528,779
================================================================================================================================
(1) Investment shares                                         202,115       552,052          24,287     1,302,960     4,751,577
(2) Investments, at cost                                   $1,455,829    $3,833,657     $   320,480   $12,950,854   $33,888,261
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



8 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                              AC VP                      COL            COL            COL
                                                               VAL,      CALVERT VS    HI YIELD,    MARSICO GRO,   MARSICO INTL
DEC. 31, 2006 (CONTINUED)                                     CL II      SOCIAL BAL     VS CL B        VS CL A     OPP, VS CL B
ASSETS

Investments, at value(1),(2)                               $34,373,907   $4,052,475   $ 5,824,445    $22,717,595    $11,237,490
Dividends receivable                                                --           --            --             --             --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                   40,917          644        78,781         55,334         20,075
Receivable for share redemptions                                37,227       16,953         4,065         15,767          7,876
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                34,452,051    4,070,072     5,907,291     22,788,696     11,265,441
================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                               23,638        2,907         4,065         15,765          7,638
   Contract terminations                                        13,589       14,046            --              2            239
Payable for investments purchased                               40,917          644        78,781         55,334         20,075
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               78,144       17,597        82,846         71,101         27,952
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                   34,320,066    4,052,417     5,824,364     22,717,595     11,221,098
Net assets applicable to contracts in payment period            53,671           --            --             --         16,391
Net assets applicable to seed money                                170           58            81             --             --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $34,373,907   $4,052,475   $ 5,824,445    $22,717,595    $11,237,489
================================================================================================================================
(1) Investment shares                                        3,937,446    1,996,293       505,156      1,196,923        511,959
(2) Investments, at cost                                   $30,193,283   $3,734,696   $ 5,599,601    $21,028,499    $10,091,703
--------------------------------------------------------------------------------------------------------------------------------

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                               CS            CS            CS         DREY VIF       DREY VIF
                                                            COMMODITY      MID-CAP       SM CAP       INTL EQ,       INTL VAL,
DEC. 31, 2006 (CONTINUED)                                    RETURN         CORE         CORE I         SERV           SERV
ASSETS

Investments, at value(1),(2)                               $ 8,819,540   $  472,785   $17,607,408    $    69,881    $    45,000
Dividends receivable                                                --           --            --             --             --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                   18,758           87            --             11             --
Receivable for share redemptions                                 6,209          322        30,955             52             32
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 8,844,507      473,194    17,638,363         69,944         45,032
================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                6,208          322        17,746             52             32
   Contract terminations                                             1           --        13,209             --             --
Payable for investments purchased                               18,758           87            --             11             --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               24,967          409        30,955             63             32
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                    8,819,540      472,785    17,591,945         69,545         44,662
Net assets applicable to contracts in payment period                --           --        15,463             --             --
Net assets applicable to seed money                                 --           --            --            336            338
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 8,819,540   $  472,785   $17,607,408    $    69,881    $    45,000
================================================================================================================================
(1) Investment shares                                          850,486       35,177     1,128,680          3,485          2,311
(2) Investments, at cost                                   $ 8,987,455   $  396,559   $18,260,230    $    64,761    $    41,973
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                               EV VT           EG VA          EG VA       FID VIP       FID VIP
                                                           FLOATING-RATE    FUNDAMENTAL     INTL EQ,    CONTRAFUND,    GRO & INC,
DEC. 31, 2006 (CONTINUED)                                       INC        LG CAP, CL 2       CL 2       SERV CL 2      SERV CL
ASSETS

Investments, at value(1),(2)                                $21,263,573     $ 3,328,522   $ 4,543,721   $41,946,568   $ 6,566,659
Dividends receivable                                            109,235              --            --            --            --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                   157,447           2,022         3,254        77,388         1,067
Receivable for share redemptions                                 14,963           2,308         5,607        33,852         4,504
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 21,545,218       3,332,852     4,552,582    42,057,808     6,572,230
==================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                14,961           2,308         3,178        29,001         4,504
   Contract terminations                                              2              --         2,429         4,851            --
Payable for investments purchased                               266,682           2,022         3,254        77,388         1,067
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               281,645           4,330         8,861       111,240         5,571
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                    21,263,573       3,328,186     4,543,468    41,946,568     6,552,767
Net assets applicable to contracts in payment period                 --              --            --            --        13,892
Net assets applicable to seed money                                  --             336           253            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $21,263,573      $3,328,522   $ 4,543,721   $41,946,568   $ 6,566,659
==================================================================================================================================
(1) Investment shares                                         2,117,886         170,431       281,869     1,348,331       410,160
(2) Investments, at cost                                    $21,250,769      $2,728,910   $ 3,936,981   $42,206,652   $ 5,417,900
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                               FID VIP        FID VIP       FID VIP       FID VIP       FID VIP
                                                             GRO & INC,       MID CAP,     MID CAP,      OVERSEAS,     OVERSEAS,
DEC. 31, 2006 (CONTINUED)                                     SERV CL 2       SERV CL      SERV CL 2      SERV CL      SERV CL 2
ASSETS

Investments, at value(1),(2)                                $33,068,467     $11,782,370   $74,333,569   $ 2,830,436   $18,398,495
Dividends receivable                                                 --              --            --            --            --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                     8,606           1,700        32,021            45           331
Receivable for share redemptions                                 46,755           8,056       128,466         1,933        15,926
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 33,123,828      11,792,126    74,494,056     2,832,414    18,414,752
==================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                23,236           8,056        51,358         1,933        12,563
   Contract terminations                                         23,518              --        77,108            --         3,363
Payable for investments purchased                                 8,606           1,700        32,021            45           331
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                55,360           9,756       160,487         1,978        16,257
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                    32,932,860      11,767,357    74,307,713     2,830,436    18,394,041
Net assets applicable to contracts in payment period            135,517          15,013        25,856            --         4,118
Net assets applicable to seed money                                  91              --            --            --           336
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $33,068,468     $11,782,370   $74,333,569    $2,830,436   $18,398,495
==================================================================================================================================
(1) Investment shares                                         2,085,023         340,629     2,170,323       118,627       774,673
(2) Investments, at cost                                    $26,792,320     $ 7,979,170   $59,076,908    $1,975,653   $12,725,250
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



10 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                        FTVIPT FRANK     FTVIPT FRANK       FTVIPT         FTVIPT          FTVIPT
                                                      GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
DEC. 31, 2006 (CONTINUED)                                   CL 2             CL 2         SEC, CL 2       SEC, CL 1      SEC, CL 2
ASSETS

Investments, at value(1),(2)                             $40,603,958      $23,422,942    $26,781,352     $19,939,075    $   850,742
Dividends receivable                                              --               --             --              --             --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                     13           11,195         26,219              --            140
Receivable for share redemptions                              34,113           18,748         27,510          35,690            584
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              40,638,084       23,452,885     26,835,081      19,974,765        851,466
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                             27,535           16,086         18,401          19,981            575
   Contract terminations                                       6,578            2,662          9,109          15,709              9
Payable for investments purchased                                 13           11,195         26,219              --            140
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             34,126           29,943         53,729          35,690            724
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                 40,533,176       23,422,860     26,781,184      19,879,025        850,742
Net assets applicable to contracts in payment period          70,190               --             --          60,050             --
Net assets applicable to seed money                              592               82            168              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $40,603,958      $23,422,942    $26,781,352     $19,939,075    $   850,742
====================================================================================================================================
(1) Investment shares                                      1,170,818        1,246,564      1,308,322       1,432,405         45,446
(2) Investments, at cost                                 $29,718,572      $17,900,637    $21,604,196     $10,607,067    $   568,135
------------------------------------------------------------------------------------------------------------------------------------

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                           GS VIT           GS VIT          GS VIT       JANUS ASPEN    JANUS ASPEN
                                                        MID CAP VAL,      STRUCTD SM     STRUCTD U.S.    GLOBAL TECH,    INTL GRO,
DEC. 31, 2006 (CONTINUED)                                   INST         CAP EQ, INST      EQ, INST          SERV           SERV
ASSETS

Investments, at value(1),(2)                             $49,688,911      $ 1,004,601    $22,049,649    $ 1,084,686     $14,155,620
Dividends receivable                                              --               --             --             --              --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                 29,050              167          5,015             86              --
Receivable for share redemptions                              57,269              695         15,142            750          23,096
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              49,775,230        1,005,463     22,069,806      1,085,522      14,178,716
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                             34,486              696         15,142            750           9,663
   Contract terminations                                      22,784               --             --             --          13,434
Payable for investments purchased                             29,050              167          5,015             86              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             86,320              863         20,157            836          23,097
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                 49,639,436        1,004,600     22,043,501      1,084,686      14,155,619
Net assets applicable to contracts in payment period          49,474               --          5,984             --              --
Net assets applicable to seed money                               --               --            164             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $49,688,910      $ 1,004,600    $22,049,649    $ 1,084,686     $14,155,619
====================================================================================================================================
(1) Investment shares                                      3,088,186           69,571      1,503,044        254,025         279,700
(2) Investments, at cost                                 $45,882,380      $   816,568    $18,218,393    $ 1,008,057     $ 7,553,070
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                         JANUS ASPEN       LAZARD        LM PTNRS            MFS            MFS
                                                         MID CAP GRO,      RETIRE       VAR SM CAP     INV GRO STOCK,     NEW DIS,
DEC. 31, 2006 (CONTINUED)                                    SERV       INTL EQ, SERV   GRO, CL II         SERV CL        SERV CL
ASSETS

Investments, at value(1),(2)                              $1,215,433     $10,349,210     $  111,761      $9,318,844     $ 7,048,002
Dividends receivable                                              --              --             --              --              --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                     75              68             23           3,704              29
Receivable for share redemptions                                 838           8,316             79           6,290          20,527
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               1,216,346      10,357,594        111,863       9,328,838       7,068,558
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                838           7,304             75           6,290           4,814
   Contract terminations                                          --           1,012              4              --          15,713
Payable for investments purchased                                 75              68             23           3,704              29
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                913           8,384            102           9,994          20,556
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                  1,206,067      10,272,113        111,239       9,318,367       7,048,002
Net assets applicable to contracts in payment period           9,366          77,016             --              --              --
Net assets applicable to seed money                               --              81            522             477              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $1,215,433     $10,349,210     $  111,761      $9,318,844     $ 7,048,002
====================================================================================================================================
(1) Investment shares                                         37,758         695,044          7,681         893,465         410,962
(2) Investments, at cost                                  $1,051,580     $ 7,586,960     $  111,788      $8,201,972     $ 5,684,571
------------------------------------------------------------------------------------------------------------------------------------

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                             MFS              MFS         NB AMT         NB AMT             OPPEN
                                                        TOTAL RETURN,     UTILITIES,       INTL,      SOC RESPONSIVE,    GLOBAL SEC
DEC. 31, 2006 (CONTINUED)                                  SERV CL         SERV CL         CL S            CL S           VA, SERV
ASSETS

Investments, at value(1),(2)                              $4,424,909     $14,492,559    $10,638,268      $  238,795     $10,525,497
Dividends receivable                                              --              --             --              --              --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                    913           3,453         20,622              --             556
Receivable for share redemptions                               3,058          21,045          7,542             173           8,713
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               4,428,880      14,517,057     10,666,432         238,968      10,534,766
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                              3,057          10,041          7,445             173           7,312
   Contract terminations                                          --          11,004             97              --           1,401
Payable for investments purchased                                913           3,453         20,622              --             556
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              3,970          24,498         28,164             173           9,269
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                  4,424,496      14,492,325     10,638,268         238,452      10,525,324
Net assets applicable to contracts in payment period              --              --             --              --              --
Net assets applicable to seed money                              414             234             --             343             173
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $4,424,910     $14,492,559    $10,638,268      $  238,795     $10,525,497
====================================================================================================================================
(1) Investment shares                                        204,195         499,571        744,455          14,308         288,449
(2) Investments, at cost                                  $4,168,953     $11,007,588    $ 9,442,585      $  227,394     $ 9,206,820
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



12 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            OPPEN            OPPEN          OPPEN          PIMCO          PIONEER
                                                          MAIN ST SM       STRATEGIC       VAL VA,     VIT ALL ASSET,   EQ INC VCT,
DEC. 31, 2006 (CONTINUED)                                CAP VA, SERV    BOND VA, SERV      SERV         ADVISOR CL        CL II
ASSETS

Investments, at value(1),(2)                              $3,564,937      $54,689,406    $   57,821      $32,573,837    $ 7,895,921
Dividends receivable                                              --               --            --               --             --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                     47          159,608            --           61,815            350
Receivable for share redemptions                               7,519           37,744            39           23,045          6,548
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               3,572,503       54,886,758        57,860       32,658,697      7,902,819
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                              2,496           37,744            40           23,014          5,316
   Contract terminations                                       5,023               --            --               31          1,232
Payable for investments purchased                                 47          159,608            --           61,815            350
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              7,566          197,352            40           84,860          6,898
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                  3,564,672       54,653,927        57,500       32,573,837      7,863,213
Net assets applicable to contracts in payment period              --           35,479            --               --         32,708
Net assets applicable to seed money                              265               --           320               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $3,564,937      $54,689,406    $   57,820      $32,573,837    $ 7,895,921
====================================================================================================================================
(1) Investment shares                                        187,826       10,241,462         4,997        2,788,856        314,955
(2) Investments, at cost                                  $3,239,767      $52,700,149    $   60,198      $32,622,346    $ 5,972,727
------------------------------------------------------------------------------------------------------------------------------------

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           PIONEER          PUT VT         PUT VT          PUT VT         PUT VT
                                                        INTL VAL VCT,   HLTH SCIENCES,    INTL EQ,      INTL NEW OPP,    NEW OPP,
DEC. 31, 2006 (CONTINUED)                                   CL II           CL IB          CL IB            CL IB         CL IA
ASSETS

Investments, at value(1),(2)                              $1,231,432      $ 3,345,061    $7,918,218      $ 2,141,399    $17,240,805
Dividends receivable                                              --               --            --               --             --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                     75            2,247            --              173             --
Receivable for share redemptions                                 411            2,355        11,479            1,442         32,117
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               1,231,918        3,349,663     7,929,697        2,143,014     17,272,922
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                411            2,355         5,326            1,441         17,381
   Contract terminations                                          --               --         6,154               --         14,736
Payable for investments purchased                                 75            2,247            --              173             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                486            4,602        11,480            1,614         32,117
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                  1,231,432        3,345,061     7,909,669        2,141,400     17,223,308
Net assets applicable to contracts in payment period              --               --         8,474               --         17,497
Net assets applicable to seed money                               --               --            74               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $1,231,432      $ 3,345,061    $7,918,217      $ 2,141,400    $17,240,805
====================================================================================================================================
(1) Investment shares                                         73,915          245,960       383,635          117,337        846,798
(2) Investments, at cost                                  $1,222,562      $ 2,944,512    $4,706,652      $ 1,353,830    $20,940,976
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                               PUT VT
                                                               VISTA,         RVS VP        RVS VP        RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                                      CL IB           BAL        CASH MGMT     CORE BOND       DIV BOND
ASSETS

Investments, at value(1),(2)                                $  2,663,603   $24,289,826   $41,067,226   $ 3,082,468    $119,649,306
Dividends receivable                                                  --            --       145,008         9,873         432,535
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                        916        14,818       206,573         3,542         166,808
Receivable for share redemptions                                   1,764            --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,666,283    24,304,644    41,418,807     3,095,883     120,248,649
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                  1,764        22,706        29,869         2,109          88,579
   Contract terminations                                              --         1,246         3,329            48           4,117
Payable for investments purchased                                    916            --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,680        23,952        33,198         2,157          92,696
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                      2,663,541    23,927,649    41,376,824     3,087,544     119,968,300
Net assets applicable to contracts in payment period                  --       352,707         8,785            --         187,653
Net assets applicable to seed money                                   62           336            --         6,182              --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,663,603   $24,280,692   $41,385,609   $ 3,093,726    $120,155,953
===================================================================================================================================
(1) Investment shares                                            181,198     1,555,764    41,081,873       314,101      11,425,908
(2) Investments, at cost                                    $  2,402,189   $25,437,479   $41,067,564   $ 3,093,747    $119,602,710
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                                                            RVS VP                   RVS VP GLOBAL
                                                               RVS VP         RVS VP     FUNDAMENTAL      RVS VP       INFLATION
DEC. 31, 2006 (CONTINUED)                                    DIV EQ INC     EMER MKTS        VAL       GLOBAL BOND     PROT SEC
ASSETS

Investments, at value(1),(2)                                $108,303,218   $18,230,979   $26,342,278   $40,372,039    $ 30,438,872
Dividends receivable                                                  --            --            --        67,417              --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                     74,375        29,381        49,979        47,488          79,091
Receivable for share redemptions                                      --            --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 108,377,593    18,260,360    26,392,257    40,486,944      30,517,963
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                 75,485        12,650        18,443        30,089          21,514
   Contract terminations                                              --        10,086           169         1,047               4
Payable for investments purchased                                     --            --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 75,485        22,736        18,612        31,136          21,518
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                    108,261,870    18,219,981    26,373,645    40,425,558      30,496,445
Net assets applicable to contracts in payment period              40,238        17,550            --        30,250              --
Net assets applicable to seed money                                   --            93            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $108,302,108   $18,237,624   $26,373,645   $40,455,808    $ 30,496,445
===================================================================================================================================
(1) Investment shares                                          6,997,567     1,050,734     2,413,086     3,702,849       3,119,458
(2) Investments, at cost                                    $ 94,168,697   $15,318,815   $24,344,096   $39,648,269    $ 30,951,161
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



14 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------
                                                           RVS VP        RVS VP          RVS VP        RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                                   GRO       HI YIELD BOND     INC OPP       INTL OPP     LG CAP EQ
ASSETS

Investments, at value(1),(2)                            $14,190,846    $56,686,676    $23,214,268   $25,905,605   $74,362,141
Dividends receivable                                             --        363,245        126,578            --            --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                 2,914         38,646         35,814         1,045         2,672
Receivable for share redemptions                                 --             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                             14,193,760     57,088,567     23,376,660    25,906,650    74,364,813
==============================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                             9,759         43,894         16,563        23,439        64,547
   Contract terminations                                         --         17,042          1,713         2,597        62,654
Payable for investments purchased                                --             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             9,759         60,936         18,276        26,036       127,201
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                14,165,684     56,841,215     23,358,384    25,807,252    73,831,850
Net assets applicable to contracts in payment period         17,981        182,164             --        73,035       405,087
Net assets applicable to seed money                             336          4,252             --           327           675
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $14,184,001    $57,027,631    $23,358,384   $25,880,614   $74,237,612
==============================================================================================================================
(1) Investment shares                                     1,892,383      8,270,279      2,250,007     1,964,478     2,969,652
(2) Investments, at cost                                $12,742,423    $56,051,782    $22,823,602   $22,604,961   $68,438,277
------------------------------------------------------------------------------------------------------------------------------

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------
                                                           RVS VP        RVS VP         RVS VP         RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                                LG CAP VAL    MID CAP GRO    MID CAP VAL     S&P 500      SELECT VAL
ASSETS

Investments, at value(1),(2)                              $577,859     $ 9,805,353    $21,349,649   $17,920,914    $  723,602
Dividends receivable                                            --              --             --            --            --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                  484           1,431         43,957         5,599         1,828
Receivable for share redemptions                                --              --             --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                               578,343       9,806,784     21,393,606    17,926,513       725,430
==============================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                              386           8,673         14,863        12,480           473
   Contract terminations                                        12             483              2            --            34
Payable for investments purchased                               --              --             --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              398           9,156         14,865        12,480           507
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                  577,455       9,741,050     21,378,741    17,913,549       724,365
Net assets applicable to contracts in payment period            --          56,105             --            --            --
Net assets applicable to seed money                            490             473             --           484           558
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $577,945     $ 9,797,628    $21,378,741   $17,914,033    $  724,923
==============================================================================================================================
(1) Investment shares                                       47,263         858,696      1,583,148     1,868,768        63,618
(2) Investments, at cost                                  $543,431     $10,156,363    $19,991,642   $14,346,118    $  715,309
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 15

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                                                                            ROYCE
                                                           RVS VP            RVS VP           RVS VP      MICRO-CAP,     THIRD AVE
DEC. 31, 2006 (CONTINUED)                              SHORT DURATION      SM CAP ADV       SM CAP VAL     INVEST CL        VAL
ASSETS

Investments, at value(1),(2)                             $22,379,405       $ 7,717,007      $28,885,226   $ 3,611,302   $ 7,461,363
Dividends receivable                                          68,798                --               --            --            --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                 11,690             4,491           17,367         3,867         4,806
Receivable for share redemptions                                  --                --               --         2,735         5,128
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              22,459,893         7,721,498       28,902,593     3,617,904     7,471,297
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                             15,528             5,467           19,884         2,498         5,128
   Contract terminations                                          --             1,476              730           237            --
Payable for investments purchased                                 --                --               --         3,867         4,806
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             15,528             6,943           20,614         6,602         9,934
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                 22,437,192         7,669,729       28,881,979     3,611,302     7,461,363
Net assets applicable to contracts in payment period              --            44,483               --            --            --
Net assets applicable to seed money                            7,173               343               --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $22,444,365       $ 7,714,555      $28,881,979   $ 3,611,302   $ 7,461,363
====================================================================================================================================
(1) Investment shares                                      2,208,909           592,388        1,940,207       250,785       250,046
(2) Investments, at cost                                 $22,819,438       $ 7,543,193      $25,970,658   $ 2,529,723   $ 4,888,916
------------------------------------------------------------------------------------------------------------------------------------

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                          VANK LIT          VANK UIF         VANK UIF
                                                          COMSTOCK,     GLOBAL REAL EST,   MID CAP GRO,     WANGER        WANGER
DEC. 31, 2006 (CONTINUED)                                   CL II            CL II            CL II       INTL SM CAP   U.S. SM CO
ASSETS

Investments, at value(1),(2)                             $43,434,510       $10,496,882      $ 6,776,920   $47,199,345   $57,469,310
Dividends receivable                                              --                --               --            --            --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                 51,005            17,762           12,916        14,546        31,063
Receivable for share redemptions                              30,336             7,300            4,715       131,503        39,987
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              43,515,851        10,521,944        6,794,551    47,345,394    57,540,360
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                             30,332             7,299            4,680        32,753        39,987
   Contract terminations                                           4                 1               35        98,750            --
Payable for investments purchased                             51,005            17,762           12,916        14,546        31,063
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             81,341            25,062           17,631       146,049        71,050
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
   period                                                 43,434,510        10,496,882        6,776,920    47,182,640    57,434,911
Net assets applicable to contracts in payment period              --                --               --        16,705        34,235
Net assets applicable to seed money                               --                --               --            --           164
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $43,434,510       $10,496,882      $ 6,776,920   $47,199,345   $57,469,310
====================================================================================================================================
(1) Investment shares                                      2,954,729           868,228          545,646     1,129,982     1,580,564
(2) Investments, at cost                                 $39,717,513       $ 9,087,978      $ 6,234,646   $29,978,279   $44,754,797
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



16 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                             ------------------------------------------------------
                                                              WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT
DEC. 31, 2006 (CONTINUED)                                    ASSET ALLOC    INTL CORE        OPP       SM CAP GRO
ASSETS

Investments, at value(1),(2)                                 $ 6,567,012   $ 2,214,326   $ 3,664,230   $ 4,360,996
Dividends receivable                                                  --            --            --            --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                      8,840           252         1,472         8,183
Receivable for share redemptions                                   4,526         1,452        28,204         4,876
-------------------------------------------------------------------------------------------------------------------
Total assets                                                   6,580,378     2,216,030     3,693,906     4,374,055
===================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                  4,526         1,452         2,545         2,995
   Contract terminations                                              --            --        25,658         1,881
Payable for investments purchased                                  8,840           252         1,472         8,183
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 13,366         1,704        29,675        13,059
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      6,567,012     2,179,401     3,663,685     4,360,742
Net assets applicable to contracts in payment period                  --        34,925            --            --
Net assets applicable to seed money                                   --            --           546           254
-------------------------------------------------------------------------------------------------------------------
Total net assets                                             $ 6,567,012   $ 2,214,326   $ 3,664,231   $ 4,360,996
===================================================================================================================
(1) Investment shares                                            464,757       224,349       152,549       437,851
(2) Investments, at cost                                     $ 5,723,503   $ 1,675,886   $ 2,980,193   $ 3,265,026
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 17

STATEMENTS OF OPERATIONS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                         -----------------------------------------------------------------------
                                                           AIM VI       AIM VI       AIM VI         AIM VI            AIM VI
                                                         CAP APPR,    CAP APPR,     CAP DEV,       CAP DEV,          CORE EQ,
YEAR ENDED DEC. 31, 2006                                   SER I        SER II       SER I          SER II            SER I
INVESTMENT INCOME

Dividend income                                          $     747   $        --   $      --       $      --       $    159,055
Variable account expenses                                   11,349       119,403      10,399          25,123            403,243
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (10,602)     (119,403)    (10,399)        (25,123)          (244,188)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     339,559     5,106,074     365,743         714,592         11,046,721
   Cost of investments sold                                339,896     4,828,767     263,734         546,696         10,180,822
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (337)      277,307     102,009         167,896            865,899
Distributions from capital gains                                --            --      21,536          57,281                 --
Net change in unrealized appreciation or depreciation
   of investments                                           79,682       235,970      72,245         206,564          3,875,621
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              79,345       513,277     195,790         431,741          4,741,520
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            $  68,743   $   393,874   $ 185,391       $ 406,618       $  4,497,332
================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                         -----------------------------------------------------------------------
                                                           AIM VI       AIM VI       AIM VI         AIM VI            AIM VI
                                                            DYN,      FIN SERV,    FIN SERV,   GLOBAL HLTH CARE,    INTL GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                     SER I        SER I      SER II(1)       SER II(2)          SER II
INVESTMENT INCOME

Dividend income                                          $      --   $    23,247   $     897       $      --       $      2,245
Variable account expenses                                    9,053        12,804         134          18,320                660
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (9,053)       10,443         763         (18,320)             1,585
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     308,571       716,479       3,475         206,681              5,434
   Cost of investments sold                                226,279       627,033       3,278         198,632              5,226
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            82,292        89,446         197           8,049                208
Distributions from capital gains                                --         8,978         347              --                 --
Net change in unrealized appreciation or depreciation
   of investments                                           76,554        91,662       3,093         289,465             22,642
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             158,846       190,086       3,637         297,514             22,850
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            $ 149,793   $   200,529   $   4,400       $ 279,194       $     24,435
================================================================================================================================

See accompanying notes to financial statements.



18 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------
                                                          AIM VI         AB VPS         AB VPS         AB VPS       AB VPS
                                                          TECH,       GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                    SER I           CL B           CL B           CL B        CL B(1)
INVESTMENT INCOME

Dividend income                                         $        --   $        --    $   250,889   $    562,393   $        --
Variable account expenses                                    20,943        11,205        184,076        397,930             7
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (20,943)      (11,205)        66,813        164,463            (7)
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                    1,158,068       520,683      4,647,016      3,944,522             5
   Cost of investments sold                               1,114,295       550,338      4,072,920      3,047,083             5
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             43,773       (29,655)       574,096        897,439            --
Distributions from capital gains                                 --            --      1,126,475        799,401            --
Net change in unrealized appreciation or depreciation
   of investments                                           103,884       142,352      1,438,056     11,292,692           180
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              147,657       112,697      3,138,627     12,989,532           180
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                           $   126,714   $   101,492    $ 3,205,440   $ 13,153,995   $       173
==============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------
                                                           AC VP        AC VP            AC VP        AC VP          AC VP
                                                           INTL,        INTL,        MID CAP VAL,     ULTRA,          VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                      CL I        CL II          CL II(1)       CL II           CL I
INVESTMENT INCOME

Dividend income                                         $    32,968   $    71,281    $     1,203   $         --   $   654,756
Variable account expenses                                    17,434        45,097            462         65,640       534,593
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              15,534        26,184            741        (65,640)      120,163
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                      435,170     1,079,585            610      2,387,257    14,846,644
   Cost of investments sold                                 342,404       809,924            589      2,624,420    13,249,821
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             92,766       269,661             21       (237,163)    1,596,823
Distributions from capital gains                                 --            --          6,663             --     4,130,301
Net change in unrealized appreciation or depreciation
   of investments                                           321,323       772,291          7,147         80,254       990,451
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              414,089     1,041,952         13,831       (156,909)    6,717,575
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                           $   429,623   $ 1,068,136    $    14,572   $   (222,549)  $ 6,837,738
==============================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 19

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                                AC VP                      COL           COL             COL
                                                                 VAL,      CALVERT VS    HI YIELD,   MARSICO GRO,    MARSICO INTL
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                          CL II      SOCIAL BAL   VS CL B(3)    VS CL A(2)    OPP, VS CL B(2)
INVESTMENT INCOME

Dividend income                                              $   370,799   $   91,167   $  133,773   $         --     $     19,626
Variable account expenses                                        271,985       31,411       35,696         69,241           32,782
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   98,814       59,756       98,077        (69,241)         (13,156)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                         5,255,438      676,336    2,562,520        654,569          387,565
   Cost of investments sold                                    5,061,483      626,720    2,564,604        637,150          373,077
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 193,955       49,616       (2,084)        17,419           14,488
Distributions from capital gains                               2,630,309       69,958       46,567             --          207,175
Net change in unrealized appreciation or depreciation of
   investments                                                 2,115,343      112,089      224,844      1,689,096        1,145,787
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 4,939,607      231,663      269,327      1,706,515        1,367,450
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                $ 5,038,421   $  291,419   $  367,404   $  1,637,274     $  1,354,294
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                                 CS            CS          CS           DREY VIF         DREY VIF
                                                              COMMODITY     MID-CAP      SM CAP         INTL EQ,         INTL VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                        RETURN(2)       CORE       CORE I          SERV(1)          SERV(1)
INVESTMENT INCOME

Dividend income                                               $ 134,150    $      --   $       --       $     --         $      --
Variable account expenses                                        27,357        4,394      275,937            188               110
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 106,793       (4,394)    (275,937)          (188)             (110)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                          195,833      140,922    8,576,128            330               270
   Cost of investments sold                                     197,513      121,201    8,985,019            319               262
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,680)      19,721     (408,891)            11                 8
Distributions from capital gains                                     --           --           --             --                --
Net change in unrealized appreciation or depreciation of
   investments                                                 (167,915)     (10,626)   1,504,448          5,120             3,027
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (169,595)       9,095    1,095,557          5,131             3,035
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $ (62,802)   $   4,701   $  819,620      $   4,943         $   2,925
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                                EV VT          EG VA        EG VA       FID VIP           FID VIP
                                                            FLOATING-RATE   FUNDAMENTAL    INTL EQ,   CONTRAFUND,       GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                          INC(2)      LG CAP, CL 2     CL 2     SERV CL 2(2)        SERV CL
INVESTMENT INCOME

Dividend income                                             $   463,513     $  31,970      $142,473   $  244,919        $   55,888
Variable account expenses                                        67,856        28,386        35,537      125,605            57,235
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 395,657         3,584       106,936      119,314            (1,347)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                        1,220,687       785,198       713,866      782,593         1,288,329
   Cost of investments sold                                   1,221,200       664,567       635,965      759,725         1,147,042
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (513)      120,631        77,901       22,868           141,287
Distributions from capital gains                                     --        52,434       212,584    2,963,516           174,077
Net change in unrealized appreciation or depreciation of
   investments                                                   12,804       166,763       349,172     (260,084)          418,624
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   12,291       339,828       639,657    2,726,300           733,988
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               $   407,948     $ 343,412      $746,593   $2,845,614        $  732,641
===================================================================================================================================

See accompanying notes to financial statements.



20 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               FID VIP          FID VIP        FID VIP       FID VIP      FID VIP
                                                              GRO & INC,        MID CAP,       MID CAP,     OVERSEAS,   OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                          SERV CL 2         SERV CL       SERV CL 2      SERV CL     SERV CL 2
INVESTMENT INCOME

Dividend income                                              $   231,573       $   32,002     $  111,604     $  19,041  $  115,959
Variable account expenses                                        291,024          105,048        600,607        22,069     146,985
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (59,451)         (73,046)      (489,003)       (3,028)    (31,026)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                         5,352,747        2,287,383      8,648,538       461,253   2,895,695
   Cost of investments sold                                    4,664,724        1,593,288      7,248,314       345,764   2,163,587
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 688,023          694,095      1,400,224       115,489     732,108
Distributions from capital gains                                 838,075        1,444,773      7,441,418        14,822     100,498
Net change in unrealized appreciation or depreciation of
   investments                                                 2,143,025         (764,883)    (1,587,350)      278,434   1,785,989
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 3,669,123        1,373,985      7,254,292       408,745   2,618,595
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                $ 3,609,672       $1,300,939    $ 6,765,289     $ 405,717  $2,587,569
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FTVIPT FRANK    FTVIPT FRANK      FTVIPT         FTVIPT      FTVIPT
                                                           GLOBAL REAL EST,   SM CAP VAL,  MUTUAL SHARES  TEMP DEV MKTS  TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)                            CL 2             CL 2        SEC, CL 2      SEC, CL 1    SEC, CL 2
INVESTMENT INCOME

Dividend income                                              $   803,876      $   136,362    $   282,533   $   269,752   $  10,886
Variable account expenses                                        334,982          186,856        190,418       269,729       7,865
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  468,894          (50,494)        92,115            23       3,021
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                         9,213,895        3,061,527      2,158,290     7,856,039     442,317
   Cost of investments sold                                    7,510,744        2,348,268      1,801,045     4,725,626     325,444
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               1,703,151          713,259        357,245     3,130,413     116,873
Distributions from capital gains                               3,122,029          763,048        719,539            --         --
Net change in unrealized appreciation or depreciation of
   investments                                                 1,436,151        1,650,411      2,429,260     1,770,033      49,338
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 6,261,331        3,126,718      3,506,044     4,900,446     166,211
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                $ 6,730,225      $ 3,076,224    $ 3,598,159   $ 4,900,469   $ 169,232
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                GS VIT          GS VIT         GS VIT     JANUS ASPEN  JANUS ASPEN
                                                             MID CAP VAL,     STRUCTD SM    STRUCTD U.S.  GLOBAL TECH,   INTL GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                             INST        CAP EQ, INST     EQ, INST       SERV          SERV
INVESTMENT INCOME

Dividend income                                             $    450,020     $      6,476     $  227,292    $       --  $  226,960
Variable account expenses                                        440,280            9,219        191,411        10,474     104,042
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    9,740           (2,743)        35,881       (10,474)    122,918
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                        13,185,117          204,033      5,622,068       498,845   1,902,846
   Cost of investments sold                                   12,075,514          163,913      4,966,055       499,836   1,150,810
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               1,109,603           40,120        656,013          (991)    752,036
Distributions from capital gains                               4,957,674           70,684             --            --          --
Net change in unrealized appreciation or depreciation of
   investments                                                   369,990           (3,080)     1,644,718        53,507   3,569,240
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 6,437,267          107,724      2,300,731        52,516   4,321,276
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                $ 6,447,007     $    104,981    $ 2,336,612     $  42,042  $4,444,194
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 21

STATEMENTS OF OPERATIONS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------------
                                                    JANUS ASPEN        LAZARD       LM PTNRS         MFS             MFS
                                                   MID CAP GRO,        RETIRE      VAR SM CAP   INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   SERV        INTL EQ, SERV   GRO, CL II      SERV CL         SERV CL
INVESTMENT INCOME

Dividend income                                      $      --      $   101,062    $       --     $        --    $        --
Variable account expenses                               10,425           90,850           681          81,368         63,959
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (10,425)          10,212          (681)        (81,368)       (63,959)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                 296,280        2,499,058        81,248       2,228,015      2,167,559
   Cost of investments sold                            273,279        1,935,466        86,186       2,065,193      1,867,850
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        23,001          563,592        (4,938)        162,822        299,709
Distributions from capital gains                            --          420,540         5,322              --        138,284
Net change in unrealized appreciation or
   depreciation of investments                         129,924          938,421           (17)        480,255        436,862
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         152,925        1,922,553           367         643,077        874,855
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $ 142,500      $ 1,932,765    $     (314)    $   561,709    $   810,896
=============================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------------
                                                        MFS             MFS          NB AMT      NB AMT SOC         OPPEN
                                                   TOTAL RETURN,     UTILITIES,       INTL,     RESPONSIVE,       GLOBAL SEC
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                SERV CL         SERV CL        CL S(2)      CL S(1)          VA, SERV
INVESTMENT INCOME

Dividend income                                      $  77,010      $   199,216    $   45,608     $        --    $    50,569
Variable account expenses                               33,428           96,490        31,778             440         67,744
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         43,582          102,726        13,830            (440)       (17,175)
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                 879,240        3,602,399       337,987           5,207        645,563
   Cost of investments sold                            884,975        3,035,341       325,032           4,921        604,980
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (5,735)         567,058        12,955             286         40,583
Distributions from capital gains                       112,879          406,009        46,807              --        313,232
Net change in unrealized appreciation or
   depreciation of investments                         249,123        1,853,073     1,195,683          11,401        884,913
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         356,267        2,826,140     1,255,445          11,687      1,238,728
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $ 399,849      $ 2,928,866    $1,269,275     $    11,247    $ 1,221,553
=============================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------------
                                                       OPPEN           OPPEN          OPPEN         PIMCO          PIONEER
                                                    MAIN ST SM       STRATEGIC       VAL VA,    VIT ALL ASSET,   EQ INC VCT,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             CAP VA, SERV    BOND VA, SERV     SERV(4)    ADVISOR CL(2)       CL II
INVESTMENT INCOME

Dividend income                                      $     400      $ 1,087,806    $       --     $ 1,011,998    $   173,037
Variable account expenses                               22,210          324,425           108         101,199         63,529
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (21,810)         763,381          (108)        910,799        109,508
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                 554,091        7,169,781           266         728,689      1,826,371
   Cost of investments sold                            530,765        7,293,954           261         720,848      1,470,528
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        23,326         (124,173)            5           7,841        355,843
Distributions from capital gains                        50,539               --         5,220          78,488        117,519
Net change in unrealized appreciation or
   depreciation of investments                         228,287        1,829,872        (2,377)        (48,509)       844,755
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         302,152        1,705,699         2,848          37,820      1,318,117
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $ 280,342      $ 2,469,080    $    2,740     $   948,619    $ 1,427,625
=============================================================================================================================

See accompanying notes to financial statements.



22 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------------------
                                                      PIONEER          PUT VT          PUT VT         PUT VT           PUT VT
                                                   INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,    INTL NEW OPP,       NEW OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                CL II(5)         CL IB           CL IB          CL IB             CL IA
INVESTMENT INCOME

Dividend income                                     $        --      $    15,473    $    46,955    $    28,680       $    36,647
Variable account expenses                                   411           37,467         65,211         18,282           250,038
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (411)         (21,994)       (18,256)        10,398          (213,391)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                      810        2,676,731      1,806,892        427,029         6,909,131
   Cost of investments sold                                 807        2,469,424      1,214,535        299,030         8,906,814
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              3          207,307        592,357        127,999        (1,997,683)
Distributions from capital gains                             --               --             --             --                --
Net change in unrealized appreciation or
   depreciation of investments                            8,870         (209,469)     1,222,409        332,402         3,505,669
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            8,873           (2,162)     1,814,766        460,401         1,507,986
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  $     8,462      $   (24,156)   $ 1,796,510    $   470,799       $ 1,294,595
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------------------
                                                       PUT VT
                                                       VISTA,          RVS VP         RVS VP          RVS VP           RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   CL IB            BAL         CASH MGMT       CORE BOND         DIV BOND
INVESTMENT INCOME

Dividend income                                     $        --      $   622,997    $ 1,483,628    $   109,313       $ 3,990,879
Variable account expenses                                25,328          299,550        307,582         22,462           861,657
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (25,328)         323,447      1,176,046         86,851         3,129,222
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                  915,009        8,140,739     28,220,547        833,707        10,740,123
   Cost of investments sold                             853,680        8,800,744     28,220,816        843,453        10,953,671
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         61,329         (660,005)          (269)        (9,746)         (213,548)
Distributions from capital gains                             --        1,336,736             --             --                --
Net change in unrealized appreciation or
   depreciation of investments                           75,141        2,031,495            305         11,344           709,616
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          136,470        2,708,226             36          1,598           496,068
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  $   111,142      $ 3,031,673    $ 1,176,082    $    88,449       $ 3,625,290
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------------------
                                                                                       RVS VP                          RVS VP
                                                       RVS VP          RVS VP       FUNDAMENTAL       RVS VP      GLOBAL INFLATION
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               DIV EQ INC      EMER MKTS         VAL(2)      GLOBAL BOND        PROT SEC
INVESTMENT INCOME

Dividend income                                     $ 1,152,886      $    49,785    $    87,356    $ 1,104,901       $   738,192
Variable account expenses                               719,703          129,083         78,749        323,689           196,059
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         433,183          (79,298)         8,607        781,212           542,133
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                5,355,334        5,706,766        700,863      6,428,445         6,673,971
   Cost of investments sold                           4,541,850        4,928,320        684,696      6,398,869         6,742,373
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        813,484          778,446         16,167         29,576           (68,402)
Distributions from capital gains                      6,123,585        1,952,729         32,877              --            1,102
Net change in unrealized appreciation or
   depreciation of investments                        6,427,184        1,205,782      1,998,182      1,111,795          (359,437)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       13,364,253        3,936,957      2,047,226      1,141,371          (426,737)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  $13,797,436      $ 3,857,659    $ 2,055,833    $ 1,922,583       $   115,396
==================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 23

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                               RVS VP         RVS VP        RVS VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                             GRO       HI YIELD BOND    INC OPP      INTL OPP     LG CAP EQ
INVESTMENT INCOME

Dividend income                                            $      170,523   $  4,443,009  $   750,677  $   478,556  $    795,387
Variable account expenses                                         151,265        585,831      103,517      289,205       739,956
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    19,258      3,857,178      647,160      189,351        55,431
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                         11,136,541     16,824,661      855,724    6,235,068    24,526,280
   Cost of investments sold                                    11,278,231     17,581,011      855,801    6,014,876    24,669,113
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (141,690)      (756,350)         (77)     220,192      (142,833)
Distributions from capital gains                                       --             --        1,791           --            --
Net change in unrealized appreciation or depreciation of
   investments                                                    807,570      2,373,944      412,614    4,646,346     6,935,038
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    665,880      1,617,594      414,328    4,866,538     6,792,205
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              $      685,138   $  5,474,772  $ 1,061,488  $ 5,055,889  $  6,847,636
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                               RVS VP          RVS VP       RVS VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         LG CAP VAL     MID CAP GRO   MID CAP VAL    S&P 500     SELECT VAL
INVESTMENT INCOME

Dividend income                                            $        4,579  $      22,496  $    92,490  $   251,585  $     13,120
Variable account expenses                                           2,900         99,898       74,508      152,599         5,254
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     1,679        (77,402)      17,982       98,986         7,866
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                            84,155      3,919,352      822,728    3,507,659       100,705
   Cost of investments sold                                       80,837      3,904,014      777,325    3,012,486        95,629
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    3,318         15,338       45,403      495,173         5,076
Distributions from capital gains                                   26,129        493,005      196,253       78,071        64,138
Net change in unrealized appreciation or depreciation of
   investments                                                     33,293       (921,189)   1,317,038    1,642,857         9,663
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     62,740       (412,846)   1,558,694    2,216,101        78,877
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              $       64,419  $    (490,248) $ 1,576,676  $ 2,315,087  $     86,743
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                                                                          ROYCE
                                                               RVS VP          RVS VP        RVS VP     MICRO-CAP,   THIRD AVE
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       SHORT DURATION    SM CAP ADV    SM CAP VAL   INVEST CL        VAL
INVESTMENT INCOME

Dividend income                                             $   961,486    $       3,118  $   106,508  $     6,340  $     97,903
Variable account expenses                                       220,822           74,061      224,896       31,434        64,770
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 740,664          (70,943)    (118,388)     (25,094)       33,133
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                        8,992,557        2,458,144    5,993,757      909,849     1,377,705
   Cost of investments sold                                   9,232,534        2,229,211    5,270,479      629,622       902,930
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (239,977)         228,933      723,278      280,227       474,775
Distributions from capital gains                                   --            996,959    2,806,261      193,126       333,468
Net change in unrealized appreciation or depreciation of
   investments                                                  197,312         (346,904)     904,166      210,476       174,475
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (42,665)         878,988    4,433,705      683,829       982,718
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               $   697,999    $     808,045  $ 4,315,317  $   658,735  $  1,015,851
=================================================================================================================================

See accompanying notes to financial statements.



24 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                            VANK LIT       VANK UIF         VANK UIF
                                                            COMSTOCK,   GLOBAL REAL EST,  MID CAP GRO,     WANGER        WANGER
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                        CL II         CL II(2)        CL II(2)     INTL SM CAP   U.S. SM CO
INVESTMENT INCOME

Dividend income                                            $   332,661    $   147,917     $        --   $    197,374  $   127,358
Variable account expenses                                      279,349         31,089          20,352        345,179      502,348
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 53,312        116,828         (20,352)      (147,805)    (374,990)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                       7,106,140        586,069         217,867      6,980,634    9,732,767
   Cost of investments sold                                  7,110,377        533,001         212,247      4,973,213    8,085,074
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (4,237)        53,068           5,620      2,007,421    1,647,693
Distributions from capital gains                             1,546,652         42,505          47,515             --    1,796,504
Net change in unrealized appreciation or depreciation of
   investments                                               3,024,248      1,408,904         542,274      9,660,149      231,087
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               4,566,663      1,504,477         595,409     11,667,570    3,675,284
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              $ 4,619,975    $ 1,621,305     $   575,057   $ 11,519,765  $ 3,300,294
==================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                        ----------------------------------------------------------
                                                                            WF ADV VT       WF ADV VT     WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                       ASSET ALLOC      INTL CORE        OPP       SM CAP GRO
INVESTMENT INCOME

Dividend income                                                             $ 142,882     $     34,745  $         --  $        --
Variable account expenses                                                      53,894           17,607        31,538       32,552
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                88,988           17,138       (31,538)     (32,552)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                        868,304          358,380       849,408    1,061,511
   Cost of investments sold                                                   799,777          282,187       663,308      780,026
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                               68,527           76,193       186,100      281,485
Distributions from capital gains                                               69,315           81,500       387,466       90,059
Net change in unrealized appreciation or depreciation of
   investments                                                                424,518          209,176      (144,433)     399,640
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                562,360          366,869       429,133      771,184
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                               $ 651,348     $    384,007  $    397,595  $   738,632
==================================================================================================================================

(1)   For the period July 24, 2006 (commencement of operations) to Dec. 31,
      2006.

(2)   For the period May 1, 2006 (commencement of operations) to Dec. 31,
      2006.

(3)   For the period April 28, 2006 (commencement of operations) to Dec. 31,
      2006.

(4)   For the period Sept. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

(5)   For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                             -----------------------------------------------------------------------
                                                               AIM VI          AIM VI         AIM VI       AIM VI         AIM VI
                                                              CAP APPR,       CAP APPR,      CAP DEV,      CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2006                                        SER I          SER II          SER I        SER II        SER I
OPERATIONS

Investment income (loss) -- net                              $    (10,602)  $   (119,403)  $   (10,399)  $   (25,123)  $   (244,188)
Net realized gain (loss) on sales of investments                     (337)       277,307       102,009       167,896        865,899
Distributions from capital gains                                       --             --        21,536        57,281             --
Net change in unrealized appreciation or depreciation
   of investments                                                  79,682        235,970        72,245       206,564      3,875,621
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      68,743        393,874       185,391       406,618      4,497,332
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                         27,116      1,502,709        34,330       528,493        675,879
Net transfers(1)                                                  (75,087)    (3,242,650)     (200,512)       (5,793)    (1,444,425)
Transfers for policy loans                                           (505)          (288)          230           459         51,892
Adjustments to net assets allocated to contracts in
   payout period                                                       --           (517)           --            --        (11,895)
Contract charges                                                     (599)       (30,470)         (470)       (1,496)       (17,402)
Contract terminations:
   Surrender benefits                                             (46,183)      (475,354)      (57,548)     (109,668)    (9,234,154)
   Death benefits                                                 (18,606)       (46,942)       (7,397)      (25,981)      (349,193)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (113,864)    (2,293,512)     (231,367)      386,014    (10,329,298)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 1,369,878     13,662,084     1,283,875     2,517,886     35,121,132
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $  1,324,757   $ 11,762,446   $ 1,237,899   $ 3,310,518   $ 29,289,166
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                          2,111,102     12,337,189     1,145,135     1,938,078     22,011,298
Contract purchase payments                                         40,829      1,325,740        27,854       413,225        398,675
Net transfers(1)                                                 (115,799)    (3,007,294)     (165,023)        3,352       (866,911)
Transfers for policy loans                                           (671)          (302)          201           311         31,227
Contract charges                                                     (896)       (26,417)         (389)       (1,055)       (10,315)
Contract terminations:
   Surrender benefits                                             (69,763)      (419,360)      (47,026)      (79,134)    (5,442,018)
   Death benefits                                                 (27,170)       (41,879)       (5,954)      (19,384)      (210,968)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                1,937,632     10,167,677       954,798     2,255,393     15,910,988
====================================================================================================================================

See accompanying notes to financial statements.



26 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             -----------------------------------------------------------------------
                                                               AIM VI         AIM VI       AIM VI         AIM VI           AIM VI
                                                                 DYN,        FIN SERV,    FIN SERV,   GLOBAL HLTH CARE,   INTL GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                          SER I          SER I      SER II(2)     SER II(3)          SER II
OPERATIONS

Investment income (loss) -- net                              $    (9,053)   $    10,443   $     763     $   (18,320)      $   1,585
Net realized gain (loss) on sales of investments                  82,292         89,446         197           8,049             208
Distributions from capital gains                                      --          8,978         347              --              --
Net change in unrealized appreciation or depreciation of
   investments                                                    76,554         91,662       3,093         289,465          22,642
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    149,793        200,529       4,400         279,194          24,435
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                        19,112        145,660      65,727       3,101,097         230,840
Net transfers(1)                                                (154,247)        54,167       2,123       2,643,064          29,546
Transfers for policy loans                                        (2,521)        (2,197)         --            (249)             --
Adjustments to net assets allocated to contracts in
   payout period                                                      --             --          --              --              --
Contract charges                                                    (391)          (739)         --          (2,742)            (13)
Contract terminations:
   Surrender benefits                                            (44,260)       (30,418)     (3,365)        (33,085)         (1,993)
   Death benefits                                                (61,486)            --          --          (7,523)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (243,793)       166,473      64,485       5,700,562         258,380
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                1,106,641      1,270,570          --              --             510
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $ 1,012,641    $ 1,637,572   $  68,885     $ 5,979,756       $ 283,325
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                         1,004,393      1,060,858          --              --              --
Contract purchase payments                                        16,087        117,880      60,474       3,008,939         197,721
Net transfers(1)                                                (130,636)        16,997       1,939       2,762,887          23,510
Transfers for policy loans                                        (2,236)        (1,826)         --            (247)             --
Contract charges                                                    (323)          (588)         --          (2,703)            (10)
Contract terminations:
   Surrender benefits                                            (36,063)       (24,330)     (2,860)        (31,482)         (1,133)
   Death benefits                                                (51,996)            --          --          (7,477)             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 799,226      1,168,991      59,553       5,729,917         220,088
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                               AIM VI         AB VPS         AB VPS         AB VPS        AB VPS
                                                               TECH,       GLOBAL TECH,    GRO & INC,      INTL VAL,    LG CAP GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                         SER I           CL B          CL B            CL B         CL B(2)
OPERATIONS

Investment income (loss) -- net                              $   (20,943)  $   (11,205)   $     66,813   $    164,463    $     (7)
Net realized gain (loss) on sales of investments                  43,773       (29,655)        574,096        897,439          --
Distributions from capital gains                                      --            --       1,126,475        799,401          --
Net change in unrealized appreciation or depreciation of
   investments                                                   103,884       142,352       1,438,056     11,292,692         180
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    126,714       101,492       3,205,440     13,153,995         173
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                       244,289     2,155,409       1,970,684     13,326,747      18,007
Net transfers(1)                                                (491,469)     (131,533)     (2,376,672)     4,175,889          (3)
Transfers for policy loans                                        (2,246)         (910)            672        (20,747)         --
Adjustments to net assets allocated to contracts in
   payout period                                                      --            --              --           (833)         --
Contract charges                                                  (4,678)       (1,099)        (10,359)       (31,052)         --
Contract terminations:
   Surrender benefits                                            (86,202)      (16,402)       (900,472)    (1,565,892)         --
   Death benefits                                                (33,225)       (2,112)        (70,232)      (177,779)         --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (373,531)    2,003,353      (1,386,379)    15,706,333      18,004
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                2,366,427       286,895      21,156,666     31,785,075          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $ 2,119,610   $ 2,391,740    $ 22,975,727   $ 60,645,403    $ 18,177
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                         2,996,701       270,493      18,544,899     16,717,077          --
Contract purchase payments                                       291,383     1,943,628       1,686,952      8,276,824      15,314
Net transfers(1)                                                (622,699)     (154,922)     (2,014,218)     2,030,232          --
Transfers for policy loans                                        (3,133)         (897)            380        (11,573)         --
Contract charges                                                  (5,370)         (994)         (8,544)       (13,296)         --
Contract terminations:
   Surrender benefits                                           (106,441)      (14,164)       (742,435)      (699,548)         --
   Death benefits                                                (42,910)       (1,969)        (59,813)       (83,949)         --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               2,507,531     2,041,175      17,407,221     26,215,767      15,314
===================================================================================================================================

See accompanying notes to financial statements.



28 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             -----------------------------------------------------------------------
                                                                AC VP          AC VP        AC VP          AC VP           AC VP
                                                                INTL,          INTL,     MID CAP VAL,      ULTRA,          VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                          CL I          CL II        CL II(2)        CL II           CL I
OPERATIONS

Investment income (loss) -- net                              $    15,534   $    26,184   $        741   $    (65,640)  $    120,163
Net realized gain (loss) on sales of investments                  92,766       269,661             21       (237,163)     1,596,823
Distributions from capital gains                                      --            --          6,663             --      4,130,301
Net change in unrealized appreciation or depreciation of
   investments                                                   321,323       772,291          7,147         80,254        990,451
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    429,623     1,068,136         14,572       (222,549)     6,837,738
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                        41,021       470,519        307,419     12,049,582        763,206
Net transfers(1)                                                (282,829)     (354,392)         5,865       (564,368)      (226,332)
Transfers for policy loans                                           176        (4,147)            --           (562)        31,708
Adjustments to net assets allocated to contracts in
   payout period                                                      --            --             --             --        (18,703)
Contract charges                                                    (476)       (2,281)            --         (5,955)       (16,230)
Contract terminations:
   Surrender benefits                                            (48,209)     (175,557)          (229)       (52,676)   (12,733,381)
   Death benefits                                                 (9,321)      (27,593)            --        (16,207)      (406,578)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (299,638)      (93,451)       313,055     11,409,814    (12,606,310)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                1,915,414     4,601,038             --      1,816,275     47,297,351
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $ 2,045,399   $ 5,575,723   $    327,627   $ 13,003,540   $ 41,528,779
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                         2,315,085     3,833,802             --      1,753,919     21,842,491
Contract purchase payments                                        45,173       366,206        275,469     11,739,058        340,538
Net transfers(1)                                                (301,145)     (265,076)         5,244       (735,004)      (138,571)
Transfers for policy loans                                           197        (3,115)            --           (563)        13,527
Contract charges                                                    (518)       (1,671)            --         (6,096)        (7,054)
Contract terminations:
   Surrender benefits                                            (52,856)     (130,642)            --        (52,744)    (5,362,261)
   Death benefits                                                (10,710)      (21,061)            --        (16,564)      (179,660)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               1,995,226     3,778,443        280,713     12,682,006     16,509,010
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              AC VP                         COL          COL               COL
                                                               VAL,       CALVERT VS     HI YIELD,    MARSICO GRO,   MARSICO INTL
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                        CL II       SOCIAL BAL     VS CL B(4)    VS CL A(3)    OPP, VS CL B(3)
OPERATIONS

Investment income (loss) -- net                            $     98,814   $    59,756   $    98,077   $    (69,241)   $    (13,156)
Net realized gain (loss) on sales of investments                193,955        49,616        (2,084)        17,419          14,488
Distributions from capital gains                              2,630,309        69,958        46,567             --         207,175
Net change in unrealized appreciation or depreciation of
   investments                                                2,115,343       112,089       224,844      1,689,096       1,145,787
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    5,038,421       291,419       367,404      1,637,274       1,354,294
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    3,346,659       985,050     1,060,879     10,801,565       5,221,999
Net transfers(1)                                             (1,319,106)     (271,605)    4,494,878     10,434,114       4,705,905
Transfers for policy loans                                      (21,524)        1,730          (439)        (7,817)            (85)
Adjustments to net assets allocated to contracts in
   payout period                                                 (4,185)           --            --             --            (498)
Contract charges                                                (12,962)       (1,563)       (6,656)        (8,602)         (4,131)
Contract terminations:
   Surrender benefits                                        (1,348,510)     (169,392)      (73,302)       (69,883)        (27,589)
   Death benefits                                              (233,606)           --       (18,319)       (69,056)        (12,406)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  406,766       544,220     5,457,041     21,080,321       9,883,195
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              28,928,720     3,216,836            --             --              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 34,373,907   $ 4,052,475   $ 5,824,445   $ 22,717,595    $ 11,237,489
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       21,143,872     3,157,778            --             --              --
Contract purchase payments                                    2,483,779       929,990     1,041,665     10,557,704       5,059,088
Net transfers(1)                                               (909,589)     (223,199)    4,488,684     11,177,379       5,114,364
Transfers for policy loans                                      (14,837)        1,691          (445)        (7,625)            (73)
Contract charges                                                 (8,893)       (1,503)       (6,431)        (8,725)         (4,147)
Contract terminations:
   Surrender benefits                                          (923,979)     (169,626)      (70,880)       (70,308)        (26,561)
   Death benefits                                              (163,073)           --       (17,579)       (71,437)        (12,439)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             21,607,280     3,695,131     5,435,014     21,576,988      10,130,232
====================================================================================================================================

See accompanying notes to financial statements.



30 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               CS              CS               CS            DREY VIF     DREY VIF
                                                            COMMODITY        MID-CAP          SM CAP          INTL EQ,     INTL VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                      RETURN(3)         CORE            CORE I          SERV(2)       SERV(2)
OPERATIONS

Investment income (loss) -- net                            $   106,793      $   (4,394)     $   (275,937)     $   (188)    $   (110)
Net realized gain (loss) on sales of investments                (1,680)         19,721          (408,891)           11            8
Distributions from capital gains                                    --              --                --            --           --
Net change in unrealized appreciation or depreciation
   of investments                                             (167,915)        (10,626)        1,504,448         5,120        3,027
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  (62,802)          4,701           819,620         4,943        2,925
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   4,478,895          12,786           421,018        51,694       32,577
Net transfers(1)                                             4,441,816         (84,159)       (1,189,537)       13,402        9,657
Transfers for policy loans                                        (116)              1            26,717            --           --
Adjustments to net assets allocated to contracts in
   payout period                                                    --              --            (8,538)           --           --
Contract charges                                                (3,874)           (235)           (8,819)           --           --
Contract terminations:
   Surrender benefits                                          (23,602)        (27,638)       (6,884,638)         (158)        (159)
   Death benefits                                              (10,777)             --          (339,872)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               8,882,342         (99,245)       (7,983,669)       64,938       42,075
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --         567,329        24,771,457            --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 8,819,540      $  472,785      $ 17,607,408      $ 69,881     $ 45,000
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                              --         676,045        20,253,792            --           --
Contract purchase payments                                   4,525,931          15,146           330,878        47,554       29,956
Net transfers(1)                                             4,540,227        (100,584)         (945,996)       12,233        8,783
Transfers for policy loans                                        (101)              1            21,555            --           --
Contract charges                                                (4,007)           (276)           (6,984)           --           --
Contract terminations:
   Surrender benefits                                          (23,445)        (32,841)       (5,463,530)           --           --
   Death benefits                                              (11,242)             --          (275,007)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             9,027,363         557,491        13,914,708        59,787       38,739
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               EV VT          EG VA          EG VA         FID VIP       FID VIP
                                                           FLOATING-RATE   FUNDAMENTAL      INTL EQ,     CONTRAFUND,    GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                        INC(3)       LG CAP, CL 2      CL 2        SERV CL 2(3)     SERV CL
OPERATIONS

Investment income (loss) -- net                             $   395,657     $    3,584     $  106,936    $    119,314   $    (1,347)
Net realized gain (loss) on sales of investments                   (513)       120,631         77,901          22,868       141,287
Distributions from capital gains                                     --         52,434        212,584       2,963,516       174,077
Net change in unrealized appreciation or depreciation of
   investments                                                   12,804        166,763        349,172        (260,084)      418,624
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   407,948        343,412        746,593       2,845,614       732,641
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    9,731,541        234,072      1,198,961      19,059,826       136,499
Net transfers(1)                                             11,340,676       (125,641)      (279,370)     20,240,467      (772,771)
Transfers for policy loans                                       (2,895)            70             --          (4,502)       (2,551)
Adjustments to net assets allocated to contracts in
   payout period                                                     --             --             --              --          (778)
Contract charges                                                 (8,439)        (1,454)        (2,267)        (15,829)       (1,934)
Contract terminations:
   Surrender benefits                                          (184,517)      (261,549)       (59,903)       (135,293)     (184,287)
   Death benefits                                               (20,741)        (1,625)        (5,290)        (43,715)      (33,141)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               20,855,625       (156,127)       852,131      39,100,954      (858,963)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      3,141,237      2,944,997              --     6,692,981
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $21,263,573     $3,328,522     $4,543,721    $ 41,946,568   $ 6,566,659
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                               --      2,970,356      2,434,636              --     6,875,620
Contract purchase payments                                    9,627,312        213,353        950,423      18,494,762       133,743
Net transfers(1)                                             11,264,458       (137,991)      (213,877)     21,356,788      (768,542)
Transfers for policy loans                                       (2,853)            48             --          (4,242)       (2,630)
Contract charges                                                 (8,273)        (1,276)        (1,673)        (15,746)       (1,911)
Contract terminations:
   Surrender benefits                                          (164,921)      (226,095)       (44,799)       (132,223)     (182,119)
   Death benefits                                               (20,333)        (1,583)        (3,987)        (43,391)      (33,425)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             20,695,390      2,816,812      3,120,723      39,655,948     6,020,736
====================================================================================================================================

See accompanying notes to financial statements.



32 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                         FID VIP          FID VIP         FID VIP        FID VIP        FID VIP
                                                        GRO & INC,        MID CAP,        MID CAP,      OVERSEAS,       OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    SERV CL 2         SERV CL        SERV CL 2       SERV CL       SERV CL 2
OPERATIONS

Investment income (loss) -- net                        $    (59,451)   $    (73,046)   $   (489,003)   $    (3,028)   $    (31,026)
Net realized gain (loss) on sales of investments            688,023         694,095       1,400,224        115,489         732,108
Distributions from capital gains                            838,075       1,444,773       7,441,418         14,822         100,498
Net change in unrealized appreciation or depreciation
   of investments                                         2,143,025        (764,883)     (1,587,350)       278,434       1,785,989
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             3,609,672       1,300,939       6,765,289        405,717       2,587,569
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                2,075,428         409,137      16,515,557         38,364       1,790,830
Net transfers(1)                                         (3,266,019)     (1,074,913)     (3,724,410)       103,490        (879,254)
Transfers for policy loans                                   (8,924)         (9,903)        (21,283)         1,899          (3,051)
Adjustments to net assets allocated to contracts in
   payout period                                             (7,642)         (1,687)         (1,535)            --            (334)
Contract charges                                            (14,840)         (3,546)        (39,745)          (607)         (5,908)
Contract terminations:
   Surrender benefits                                    (1,167,914)       (421,714)     (2,782,726)       (91,678)       (674,842)
   Death benefits                                           (71,946)        (64,376)       (337,048)        (4,191)        (42,835)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (2,461,857)     (1,167,002)      9,608,810         47,277         184,606
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          31,920,653      11,648,433      57,959,470      2,377,442      15,626,320
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 33,068,468    $ 11,782,370    $ 74,333,569    $ 2,830,436    $ 18,398,495
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   27,566,341       6,836,716      31,182,191      2,233,110      10,917,505
Contract purchase payments                                1,712,056         224,537      10,273,783         34,062       1,290,059
Net transfers(1)                                         (2,706,059)       (590,156)     (1,862,750)        91,815        (589,158)
Transfers for policy loans                                   (6,595)         (5,616)        (12,838)         1,752          (2,170)
Contract charges                                            (12,168)         (1,952)        (19,801)          (535)         (3,840)
Contract terminations:
   Surrender benefits                                      (959,041)       (232,098)     (1,393,240)       (82,215)       (445,260)
   Death benefits                                           (59,408)        (37,022)       (170,357)        (3,726)        (28,865)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         25,535,126       6,194,409      37,996,988      2,274,263      11,138,271
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                         FTVIPT FRANK     FTVIPT FRANK      FTVIPT          FTVIPT         FTVIPT
                                                       GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)                          CL 2             CL 2        SEC, CL 2       SEC, CL 1      SEC, CL 2
OPERATIONS

Investment income (loss) -- net                          $    468,894     $    (50,494)   $    92,115     $        23    $    3,021
Net realized gain (loss) on sales of investments            1,703,151          713,259        357,245       3,130,413       116,873
Distributions from capital gains                            3,122,029          763,048        719,539              --            --
Net change in unrealized appreciation or depreciation
   of investments                                           1,436,151        1,650,411      2,429,260       1,770,033        49,338
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               6,730,225        3,076,224      3,598,159       4,900,469       169,232
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  5,871,437        3,081,677      4,109,842         317,762        11,795
Net transfers(1)                                           (7,404,055)        (186,232)     2,552,287         823,502      (363,834)
Transfers for policy loans                                     (8,870)         (12,469)       (10,341)         24,902            --
Adjustments to net assets allocated to contracts in
   payout period                                               (3,277)              --             --          (6,569)           --
Contract charges                                              (16,156)          (7,938)        (9,493)         (8,221)         (147)
Contract terminations:
   Surrender benefits                                      (1,915,512)        (879,849)      (814,457)     (7,799,118)      (15,288)
   Death benefits                                            (280,003)        (112,663)       (38,690)        (75,207)           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (3,756,436)       1,882,526      5,789,148      (6,722,949)     (367,474)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            37,630,169       18,464,192     17,394,045      21,761,555     1,048,984
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 40,603,958     $ 23,422,942    $26,781,352     $19,939,075    $  850,742
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     17,090,977        9,779,298     13,183,895      18,350,123       742,736
Contract purchase payments                                  2,986,440        1,838,631      3,150,714         242,943         7,712
Net transfers(1)                                           (3,269,648)         (14,309)     1,864,676         622,277      (239,883)
Transfers for policy loans                                     (3,868)          (5,956)        (7,304)         19,323            --
Contract charges                                               (6,940)          (3,887)        (6,603)         (6,267)          (94)
Contract terminations:
   Surrender benefits                                        (807,565)        (426,252)      (574,148)     (5,923,311)      (10,109)
   Death benefits                                            (122,361)         (54,226)       (26,582)        (57,337)           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           15,867,035       11,113,299     17,584,648      13,247,751       500,362
====================================================================================================================================

See accompanying notes to financial statements.



34 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          GS VIT          GS VIT          GS VIT       JANUS ASPEN    JANUS ASPEN
                                                       MID CAP VAL,     STRUCTD SM     STRUCTD U.S.    GLOBAL TECH,     INTL GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       INST        CAP EQ, INST      EQ, INST          SERV           SERV
OPERATIONS

Investment income (loss) -- net                        $      9,740    $     (2,743)   $     35,881     $  (10,474)   $    122,918
Net realized gain (loss) on sales of investments          1,109,603          40,120         656,013           (991)        752,036
Distributions from capital gains                          4,957,674          70,684              --             --              --
Net change in unrealized appreciation or depreciation
   of investments                                           369,990          (3,080)      1,644,718         53,507       3,569,240
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             6,447,007         104,981       2,336,612         42,042       4,444,194
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               10,337,635          14,415       2,342,713         38,445         270,676
Net transfers(1)                                         (9,695,494)       (113,743)     (2,720,296)        17,218         656,978
Transfers for policy loans                                  (14,131)             --          (5,122)        (3,758)        (11,809)
Adjustments to net assets allocated to contracts in
   payout period                                             (2,950)             --            (700)            --              --
Contract charges                                            (27,857)           (345)        (28,975)          (469)         (4,237)
Contract terminations:
   Surrender benefits                                    (1,758,155)        (42,816)       (674,042)       (64,126)       (523,354)
   Death benefits                                          (184,573)             --        (165,053)        (5,411)        (57,090)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (1,345,525)       (142,489)     (1,251,475)       (18,101)        331,164
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          44,587,428       1,042,108      20,964,512      1,060,745       9,380,261
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 49,688,910    $  1,004,600    $ 22,049,649     $1,084,686    $ 14,155,619
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   22,120,503         706,829      21,018,279      2,442,822       9,115,206
Contract purchase payments                                5,055,914           9,144       2,240,667         91,245         274,396
Net transfers(1)                                         (4,868,953)        (76,122)     (2,647,487)       (84,764)        499,191
Transfers for policy loans                                   (6,255)             --          (5,160)        (9,422)         (9,037)
Contract charges                                            (12,953)           (218)        (25,775)        (1,059)         (3,278)
Contract terminations:
   Surrender benefits                                      (812,174)        (27,218)       (641,669)       (91,998)       (401,770)
   Death benefits                                           (85,366)             --        (165,732)       (12,338)        (38,324)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         21,390,716         612,415      19,773,123      2,334,486       9,436,384
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                       JANUS ASPEN        LAZARD         LM PTNRS          MFS            MFS
                                                       MID CAP GRO,       RETIRE        VAR SM CAP    INV GRO STOCK,    NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      SERV         INTL EQ, SERV    GRO, CL II      SERV CL         SERV CL
OPERATIONS

Investment income (loss) -- net                         $  (10,425)     $    10,212      $   (681)     $   (81,368)   $    (63,959)
Net realized gain (loss) on sales of investments            23,001          563,592        (4,938)         162,822         299,709
Distributions from capital gains                                --          420,540         5,322               --         138,284
Net change in unrealized appreciation or depreciation
   of investments                                          129,924          938,421           (17)         480,255         436,862
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              142,500        1,932,765          (314)         561,709         810,896
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  37,458          488,241        94,136          590,776         376,326
Net transfers(1)                                          (195,047)      (1,484,294)       17,963       (1,188,184)     (1,372,068)
Transfers for policy loans                                    (697)           1,311            --             (367)         (5,535)
Adjustments to net assets allocated to contracts in
   payout period                                              (816)          (5,383)           --               --              --
Contract charges                                              (637)          (3,361)          (24)          (3,874)         (3,067)
Contract terminations:
   Surrender benefits                                      (34,267)        (301,744)         (388)        (407,706)       (444,800)
   Death benefits                                               --          (16,965)           --          (68,846)        (67,749)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (194,006)      (1,322,195)      111,687       (1,078,201)     (1,516,893)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,266,939        9,738,640           388        9,835,336       7,753,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $1,215,433      $10,349,210      $111,761      $ 9,318,844    $  7,048,002
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   2,428,120        8,727,382            --       14,892,545       8,986,344
Contract purchase payments                                  68,883          392,267        84,012          803,227         426,254
Net transfers(1)                                          (357,818)      (1,255,685)       10,597       (1,778,972)     (1,529,838)
Transfers for policy loans                                  (1,304)           1,102            --           (1,378)         (6,677)
Contract charges                                            (1,149)          (2,725)          (21)          (5,617)         (3,295)
Contract terminations:
   Surrender benefits                                      (62,882)        (244,756)           --         (607,501)       (490,507)
   Death benefits                                               --          (14,173)           --         (107,196)        (80,713)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         2,073,850        7,603,412        94,588       13,195,108       7,301,568
===================================================================================================================================

See accompanying notes to financial statements.



36 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                            MFS             MFS          NB AMT          NB AMT            OPPEN
                                                       TOTAL RETURN,     UTILITIES,       INTL,      SOC RESPONSIVE,     GLOBAL SEC
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                    SERV CL         SERV CL        CL S(3)         CL S(2)          VA, SERV
OPERATIONS

Investment income (loss) -- net                         $    43,582    $    102,726   $     13,830     $    (440)      $    (17,175)
Net realized gain (loss) on sales of investments             (5,735)        567,058         12,955           286             40,583
Distributions from capital gains                            112,879         406,009         46,807            --            313,232
Net change in unrealized appreciation or depreciation
   of investments                                           249,123       1,853,073      1,195,683        11,401            884,913
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               399,849       2,928,866      1,269,275        11,247          1,221,553
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                1,254,791       3,098,987      5,185,862       225,388          2,852,721
Net transfers(1)                                           (105,557)        505,483      4,222,702         6,926          1,895,874
Transfers for policy loans                                   (3,013)           (268)          (438)           --             (4,431)
Adjustments to net assets allocated to contracts in
   payout period                                                 --              --             --            --                 --
Contract charges                                             (1,746)         (4,238)        (4,796)           --             (2,334)
Contract terminations:
   Surrender benefits                                       (86,731)       (422,289)       (20,495)       (4,766)          (140,065)
   Death benefits                                                --         (43,572)       (13,842)           --             (4,445)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            1,057,744       3,134,103      9,368,993       227,548          4,597,320
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,967,317       8,429,590             --            --          4,706,624
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 4,424,910    $ 14,492,559   $ 10,638,268     $ 238,795       $ 10,525,497
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    2,848,413       5,834,673             --            --          3,888,253
Contract purchase payments                                1,177,276       2,173,812      5,060,574       201,662          2,347,030
Net transfers(1)                                            (92,165)        230,394      4,734,688         5,907          1,467,890
Transfers for policy loans                                   (2,843)           (178)          (432)           --             (3,465)
Contract charges                                             (1,595)         (2,572)        (4,928)           --             (1,777)
Contract terminations:
   Surrender benefits                                       (79,627)       (258,385)       (19,697)       (3,826)          (107,748)
   Death benefits                                                --         (21,758)       (14,311)           --             (3,257)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,849,459       7,955,986      9,755,894       203,743          7,586,926
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------
                                                           OPPEN          OPPEN        OPPEN         PIMCO         PIONEER
                                                        MAIN ST SM      STRATEGIC     VAL VA,    VIT ALL ASSET,   EQ INC VCT,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                 CAP VA, SERV   BOND VA, SERV    SERV(5)    ADVISOR CL(3)     CL II
OPERATIONS

Investment income (loss) -- net                         $  (21,810)    $   763,381    $   (108)   $   910,799     $   109,508
Net realized gain (loss) on sales of investments            23,326        (124,173)          5          7,841         355,843
Distributions from capital gains                            50,539              --       5,220         78,488         117,519
Net change in unrealized appreciation or depreciation
   of investments                                          228,287       1,829,872      (2,377)       (48,509)        844,755
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              280,342       2,469,080       2,740        948,619       1,427,625
==============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               1,057,881      27,455,525      24,567     17,121,229         196,715
Net transfers(1)                                           999,088       6,886,495      30,672     14,649,669        (562,555)
Transfers for policy loans                                    (595)        (24,510)         --         (1,433)         (2,269)
Adjustments to net assets allocated to contracts in
   payout period                                                --          (4,793)         --             --          (1,471)
Contract charges                                              (654)        (30,378)         --        (15,751)         (3,834)
Contract terminations:
   Surrender benefits                                      (90,405)       (792,108)       (159)       (84,194)       (322,802)
   Death benefits                                               --        (114,984)         --        (44,302)        (76,362)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           1,965,315      33,375,247      55,080     31,625,218        (772,578)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,319,280      18,845,079          --             --       7,240,874
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $3,564,937     $54,689,406    $ 57,820    $32,573,837     $ 7,895,921
==============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   1,159,808      18,152,043          --             --       5,916,906
Contract purchase payments                                 884,964      26,274,794      23,201     16,746,489         144,535
Net transfers(1)                                           809,715       6,361,765      30,674     14,621,100        (409,361)
Transfers for policy loans                                    (541)        (23,399)         --         (1,403)         (1,396)
Contract charges                                              (533)        (28,127)         --        (15,202)         (2,820)
Contract terminations:
   Surrender benefits                                      (71,702)       (744,295)         --        (80,945)       (241,999)
   Death benefits                                               --        (108,111)         --        (42,632)        (59,012)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         2,781,711      49,884,670      53,875     31,227,407       5,346,853
==============================================================================================================================

See accompanying notes to financial statements.



38 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          PIONEER          PUT VT          PUT VT         PUT VT         PUT VT
                                                       INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,     INTL NEW OPP,    NEW OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                    CL II(6)          CL IB          CL IB           CL IB         CL IA
OPERATIONS

Investment income (loss) -- net                         $      (411)    $   (21,994)    $    (18,256)   $   10,398    $   (213,391)
Net realized gain (loss) on sales of investments                  3         207,307          592,357       127,999      (1,997,683)
Distributions from capital gains                                 --              --               --            --              --
Net change in unrealized appreciation or depreciation
   of investments                                             8,870        (209,469)       1,222,409       332,402       3,505,669
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 8,462         (24,156)       1,796,510       470,799       1,294,595
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                      378       1,225,546          415,980        32,070         441,287
Net transfers(1)                                          1,223,483      (1,628,224)      (1,200,316)     (290,677)       (254,960)
Transfers for policy loans                                       --          (8,315)            (954)       (6,978)         39,412
Adjustments to net assets allocated to contracts in
   payout period                                                 --              --             (461)           --          (3,685)
Contract charges                                                (13)         (1,842)          (3,824)         (736)        (13,558)
Contract terminations:
   Surrender benefits                                          (878)       (185,048)        (373,930)      (63,062)     (5,893,715)
   Death benefits                                                --         (20,210)         (89,275)      (41,788)       (260,117)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            1,222,970        (618,093)      (1,252,780)     (371,171)     (5,945,336)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --       3,987,310        7,374,487     2,041,772      21,891,546
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 1,231,432     $ 3,345,061     $  7,918,217    $2,141,400    $ 17,240,805
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                           --       3,501,103        5,645,264     2,384,408      17,269,798
Contract purchase payments                                      377       1,083,050          291,334        33,581         338,950
Net transfers(1)                                          1,223,483      (1,497,623)        (827,644)     (300,505)       (211,580)
Transfers for policy loans                                       --          (7,262)            (965)       (7,208)         31,170
Contract charges                                                (13)         (1,589)          (2,561)         (768)        (10,461)
Contract terminations:
   Surrender benefits                                          (877)       (163,180)        (254,038)      (65,392)     (4,560,108)
   Death benefits                                                --         (19,134)         (62,865)      (44,426)       (204,300)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,222,970       2,895,365        4,788,525     1,999,690      12,653,469
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          PUT VT
                                                          VISTA,          RVS VP          RVS VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      CL IB            BAL           CASH MGMT      CORE BOND       DIV BOND
OPERATIONS

Investment income (loss) -- net                        $    (25,328)   $    323,447    $  1,176,046    $    86,851    $  3,129,222
Net realized gain (loss) on sales of investments             61,329        (660,005)           (269)        (9,746)       (213,548)
Distributions from capital gains                                 --       1,336,736              --             --              --
Net change in unrealized appreciation or depreciation
   of investments                                            75,141       2,031,495             305         11,344         709,616
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               111,142       3,031,673       1,176,082         88,449       3,625,290
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  203,385         956,143      27,481,130        993,418      44,990,231
Net transfers(1)                                           (590,643)       (627,208)     (9,422,284)       240,670      10,018,694
Transfers for policy loans                                    5,478          40,631          49,646         (1,952)         12,029
Adjustments to net assets allocated to contracts in
   payout period                                                 --         (30,622)         (1,411)            --         (17,726)
Contract charges                                             (1,777)        (13,624)        (13,657)          (653)        (73,885)
Contract terminations:
   Surrender benefits                                      (159,297)     (5,753,832)     (4,159,119)       (28,219)     (7,590,627)
   Death benefits                                           (15,316)       (506,419)       (537,928)            --        (675,575)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (558,170)     (5,934,931)     13,396,377      1,203,264      46,663,141
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           3,110,631      27,183,950      26,813,150      1,802,013      69,867,522
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  2,663,603    $ 24,280,692    $ 41,385,609    $ 3,093,726    $120,155,953
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    4,962,312      19,036,077      24,997,964      1,776,112      55,402,562
Contract purchase payments                                  278,990         734,011      26,177,195        971,892      40,502,713
Net transfers(1)                                           (914,815)       (512,600)     (9,273,643)       234,184       8,420,305
Transfers for policy loans                                    8,458          25,276          44,479         (1,933)          8,215
Contract charges                                             (2,728)         (9,270)        (12,590)          (640)        (59,607)
Contract terminations:
   Surrender benefits                                      (248,112)     (3,614,178)     (3,673,432)       (20,588)     (5,698,240)
   Death benefits                                           (25,564)       (319,699)       (511,775)            --        (522,442)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          4,058,541      15,339,617      37,748,198      2,959,027      98,053,506
===================================================================================================================================

See accompanying notes to financial statements.



40 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                                                          RVS VP                         RVS VP
                                                           RVS VP          RVS VP      FUNDAMENTAL       RVS VP     GLOBAL INFLATION
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   DIV EQ INC      EMER MKTS        VAL(3)      GLOBAL BOND       PROT SEC
OPERATIONS

Investment income (loss) -- net                        $     433,183   $    (79,298)  $      8,607   $    781,212     $    542,133
Net realized gain (loss) on sales of investments             813,484        778,446         16,167         29,576          (68,402)
Distributions from capital gains                           6,123,585      1,952,729         32,877             --            1,102
Net change in unrealized appreciation or depreciation
   of investments                                          6,427,184      1,205,782      1,998,182      1,111,795         (359,437)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             13,797,436      3,857,659      2,055,833      1,922,583          115,396
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                33,437,072      7,915,883     13,224,227     13,401,576       19,431,144
Net transfers(1)                                           9,547,298     (3,651,363)    11,207,627       (339,473)      (1,626,061)
Transfers for policy loans                                   (36,783)        (1,216)        (1,060)         2,143           (2,436)
Adjustments to net assets allocated to contracts in
   payout period                                                (457)           (72)            --         (2,946)              --
Contract charges                                             (42,924)       (15,565)       (11,981)       (23,299)         (35,542)
Contract terminations:
   Surrender benefits                                     (2,086,294)      (479,205)       (65,445)    (3,522,479)        (327,538)
   Death benefits                                           (534,144)       (26,465)       (35,556)      (144,092)         (84,758)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            40,283,768      3,741,997     24,317,812      9,371,430       17,354,809
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           54,220,904     10,637,968             --     29,161,795       13,026,240
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 108,302,108   $ 18,237,624   $ 26,373,645   $ 40,455,808     $ 30,496,445
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    35,077,088      5,551,895             --     21,407,994       12,578,800
Contract purchase payments                                23,898,513      4,706,661     12,773,361     11,303,007       19,010,232
Net transfers(1)                                           6,046,986     (1,789,088)    11,405,725       (158,369)      (1,614,135)
Transfers for policy loans                                   (22,360)          (761)        (1,054)         1,281           (2,327)
Contract charges                                             (24,655)        (6,784)       (11,467)       (16,779)         (33,990)
Contract terminations:
   Surrender benefits                                     (1,224,688)      (215,451)       (62,324)    (2,486,958)        (305,761)
   Death benefits                                           (321,800)       (12,058)       (33,995)      (101,704)         (81,920)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          63,429,084      8,234,414     24,070,246     29,948,472       29,550,899
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------------
                                                           RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         GRO       HI YIELD BOND     INC OPP       INTL OPP       LG CAP EQ
OPERATIONS

Investment income (loss) -- net                        $     19,258     $ 3,857,178    $   647,160   $    189,351   $     55,431
Net realized gain (loss) on sales of investments           (141,690)       (756,350)           (77)       220,192       (142,833)
Distributions from capital gains                                 --              --          1,791             --             --
Net change in unrealized appreciation or depreciation
   of investments                                           807,570       2,373,944        412,614      4,646,346      6,935,038
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               685,138       5,474,772      1,061,488      5,055,889      6,847,636
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                7,901,667       5,796,208     14,304,367      1,134,380      2,196,164
Net transfers(1)                                         (7,973,451)     (7,661,529)     4,459,787      2,480,509     51,953,111
Transfers for policy loans                                  (11,940)          3,096           (812)        16,935         64,585
Adjustments to net assets allocated to contracts in
   payout period                                             (2,258)        (11,339)            --         (8,278)       264,284
Contract charges                                            (11,260)        (20,044)       (15,733)        (9,770)       (78,225)
Contract terminations:
   Surrender benefits                                      (474,663)     (7,509,050)      (137,483)    (5,663,477)   (12,537,498)
   Death benefits                                           (85,829)       (481,284)       (43,292)      (219,578)      (417,308)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (657,734)     (9,883,942)    18,566,834     (2,269,279)    41,445,113
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          14,156,597      61,436,801      3,730,062     23,094,004     25,944,863
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 14,184,001     $57,027,631    $23,358,384   $ 25,880,614   $ 74,237,612
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   23,586,529      46,734,251      3,617,096     20,779,325     26,330,536
Contract purchase payments                               11,905,548       4,412,765     13,779,427      1,032,784      2,167,612
Net transfers(1)                                        (13,097,274)     (5,668,362)     4,251,176      1,902,477     43,070,703
Transfers for policy loans                                  (20,862)          2,152           (788)        13,357         41,859
Contract charges                                            (17,722)        (14,635)       (14,549)        (7,987)       (74,077)
Contract terminations:
   Surrender benefits                                      (710,698)     (5,383,030)      (116,204)    (4,325,295)    (9,556,178)
   Death benefits                                          (152,842)       (352,177)       (40,261)      (168,993)      (348,068)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         21,492,679      39,730,964     21,475,897     19,225,668     61,632,387
=================================================================================================================================

See accompanying notes to financial statements.



42 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
                                                          RVS VP         RVS VP          RVS VP         RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    LG CAP VAL     MID CAP GRO    MID CAP VAL       S&P 500     SELECT VAL
OPERATIONS

Investment income (loss) -- net                        $      1,679    $   (77,402)   $    17,982    $     98,986   $    7,866
Net realized gain (loss) on sales of investments              3,318         15,338         45,403         495,173        5,076
Distributions from capital gains                             26,129        493,005        196,253          78,071       64,138
Net change in unrealized appreciation or depreciation
   of investments                                            33,293       (921,189)     1,317,038       1,642,857        9,663
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                64,419       (490,248)     1,576,676       2,315,087       86,743
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   78,094        465,366     10,258,866         983,876       36,894
Net transfers(1)                                            311,605      7,568,354      8,891,554      (2,229,162)      18,903
Transfers for policy loans                                     (867)            69           (703)            703           --
Adjustments to net assets allocated to contracts in
   payout period                                                 --         34,680             --              --           --
Contract charges                                               (152)        (5,230)        (7,941)         (8,280)        (221)
Contract terminations:
   Surrender benefits                                       (56,590)    (1,499,822)      (187,279)       (524,931)      (9,531)
   Death benefits                                                --       (140,976)       (55,639)       (141,208)          --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              332,090      6,422,441     18,898,858      (1,919,002)      46,045
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             181,436      3,865,435        903,207      17,517,948      592,135
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    577,945    $ 9,797,628    $21,378,741    $ 17,914,033   $  724,923
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      169,641      3,082,471        760,024      18,749,164      569,762
Contract purchase payments                                   71,755        414,574      8,997,522       1,024,146       32,992
Net transfers(1)                                            265,517      7,579,295      7,232,885      (2,277,698)      12,875
Transfers for policy loans                                     (699)         1,401           (671)           (472)          --
Contract charges                                               (131)        (4,943)        (6,027)         (8,454)        (197)
Contract terminations:
   Surrender benefits                                       (46,373)    (1,576,463)      (142,880)       (513,377)      (8,473)
   Death benefits                                                --       (146,575)       (42,473)       (154,978)          --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            459,710      9,349,760     16,798,380      16,818,331      606,959
===============================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
                                                                                                       ROYCE
                                                           RVS VP          RVS VP        RVS VP      MICRO-CAP,     THIRD AVE
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   SHORT DURATION    SM CAP ADV    SM CAP VAL    INVEST CL         VAL
OPERATIONS

Investment income (loss) -- net                         $   740,664     $   (70,943)  $  (118,388)  $    (25,094)  $    33,133
Net realized gain (loss) on sales of investments           (239,977)        228,933       723,278        280,227       474,775
Distributions from capital gains                                 --         996,959     2,806,261        193,126       333,468
Net change in unrealized appreciation or depreciation
   of investments                                           197,312        (346,904)      904,166        210,476       174,475
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               697,999         808,045     4,315,317        658,735     1,015,851
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                4,591,051         583,515     8,608,818         64,175       121,869
Net transfers(1)                                         (7,305,560)     (1,317,157)   (4,781,712)      (286,810)     (445,676)
Transfers for policy loans                                  (10,466)         (5,120)       (6,178)         1,437        (4,190)
Adjustments to net assets allocated to contracts in
   payout period                                                 --          (3,203)           --             --            --
Contract charges                                             (9,024)         (3,972)      (26,560)          (932)       (1,559)
Contract terminations:
   Surrender benefits                                    (1,193,204)       (505,047)     (782,448)      (205,850)     (313,211)
   Death benefits                                          (275,240)       (121,113)     (175,427)       (30,836)      (26,378)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (4,202,443)     (1,372,097)    2,836,493       (458,816)     (669,145)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          25,948,809       8,278,607    21,730,169      3,411,383     7,114,657
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $22,444,365     $ 7,714,555   $28,881,979   $  3,611,302   $ 7,461,363
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   22,848,017       6,099,097    13,545,500      1,682,523     3,375,417
Contract purchase payments                                4,100,485         401,806     5,959,116         37,568        71,590
Net transfers(1)                                         (6,456,180)       (916,759)   (2,772,268)      (134,892)     (213,168)
Transfers for policy loans                                   (8,863)         (2,717)       (3,670)           642        (1,782)
Contract charges                                             (7,981)         (2,703)      (14,563)          (416)         (692)
Contract terminations:
   Surrender benefits                                    (1,045,912)       (349,229)     (440,769)       (87,790)     (136,076)
   Death benefits                                          (237,427)        (85,433)      (99,400)       (14,023)      (11,941)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         19,192,139       5,144,062    16,173,946      1,483,612     3,083,348
===============================================================================================================================

See accompanying notes to financial statements.



44 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                         VANK LIT         VANK UIF         VANK UIF
                                                         COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,       WANGER         WANGER
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                     CL II           CL II(3)        CL II(3)      INTL SM CAP     U.S. SM CO
OPERATIONS

Investment income (loss) -- net                        $     53,312     $   116,828       $  (20,352)   $   (147,805)  $   (374,990)
Net realized gain (loss) on sales of investments             (4,237)         53,068            5,620       2,007,421      1,647,693
Distributions from capital gains                          1,546,652          42,505           47,515              --      1,796,504
Net change in unrealized appreciation or depreciation
   of investments                                         3,024,248       1,408,904          542,274       9,660,149        231,087
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             4,619,975       1,621,305          575,057      11,519,765      3,300,294
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               22,617,478       4,879,915        3,177,909      11,383,448     10,981,174
Net transfers(1)                                         (3,430,228)      4,055,593        3,051,656      (3,210,244)    (6,779,150)
Transfers for policy loans                                   (6,719)         (2,654)            (896)        (18,285)       (19,790)
Adjustments to net assets allocated to contracts in
   payout period                                                 --              --               --            (497)        (3,260)
Contract charges                                            (51,035)         (4,439)          (3,065)        (27,618)       (31,196)
Contract terminations:
   Surrender benefits                                      (569,386)        (40,319)         (15,973)     (1,455,596)    (1,865,212)
   Death benefits                                           (85,294)        (12,519)          (7,768)       (198,716)      (299,934)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           18,474,816       8,875,577        6,201,863       6,472,492      1,982,632
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          20,339,719              --               --      29,207,088     52,186,384
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 43,434,510     $10,496,882       $6,776,920    $ 47,199,345   $ 57,469,310
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   19,109,988              --               --      21,907,380     30,157,667
Contract purchase payments                               20,779,883       4,515,483        3,114,144       8,063,165      6,756,954
Net transfers(1)                                         (3,122,568)      4,053,213        3,453,777      (2,002,061)    (3,980,980)
Transfers for policy loans                                   (6,079)         (2,331)            (933)        (11,058)       (12,168)
Contract charges                                            (43,368)         (3,904)          (3,212)        (16,603)       (17,326)
Contract terminations:
   Surrender benefits                                      (504,955)        (35,674)         (15,302)       (894,514)    (1,041,069)
   Death benefits                                           (75,251)        (11,225)          (8,213)       (135,499)      (167,734)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         36,137,650       8,515,562        6,540,261      26,910,810     31,695,344
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------
                                                                        WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                   ASSET ALLOC    INTL CORE        OPP        SM CAP GRO
OPERATIONS

Investment income (loss) -- net                                        $    88,988   $    17,138   $   (31,538)  $   (32,552)
Net realized gain (loss) on sales of investments                            68,527        76,193       186,100       281,485
Distributions from capital gains                                            69,315        81,500       387,466        90,059
Net change in unrealized appreciation or depreciation of investments       424,518       209,176      (144,433)      399,640
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            651,348       384,007       397,595       738,632
=============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 184,824        37,779       321,935       471,265
Net transfers(1)                                                           343,445      (151,270)     (510,310)      168,246
Transfers for policy loans                                                    (995)          (85)       (2,183)        1,241
Adjustments to net assets allocated to contracts in payout period               --        (1,587)           --            --
Contract charges                                                            (3,775)         (582)       (1,615)       (1,564)
Contract terminations:
   Surrender benefits                                                     (484,833)      (83,576)     (168,889)     (233,448)
   Death benefits                                                         (114,302)           --       (44,513)      (24,618)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (75,636)     (199,321)     (405,575)      381,122
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          5,991,300     2,029,640     3,672,211     3,241,242
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 6,567,012   $ 2,214,326   $ 3,664,231   $ 4,360,996
=============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                   5,140,889     1,852,946     2,926,154     3,175,769
Contract purchase payments                                                 152,723        32,254       267,202       398,623
Net transfers(1)                                                           280,341      (125,394)     (349,661)      152,531
Transfers for policy loans                                                    (850)          (71)       (1,781)        1,102
Contract charges                                                            (3,108)         (492)       (1,200)       (1,410)
Contract terminations:
   Surrender benefits                                                     (391,546)      (69,864)     (122,822)     (193,465)
   Death benefits                                                          (97,406)           --       (35,271)      (23,771)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         5,081,043     1,689,379     2,682,621     3,509,379
=============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

(2)   For the period July 24, 2006 (commencement of operations) to Dec. 31,
      2006.

(3)   For the period May 1, 2006 (commencement of operations) to Dec. 31,
      2006.

(4)   For the period April 28, 2006 (commencement of operations) to Dec. 31,
      2006.

(5)   For the period Sept. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

(6)   For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

See accompanying notes to financial statements.



46 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                       ---------------------------------------------------------------------------
                                                           AIM VI        AIM VI          AIM VI         AIM VI          AIM VI
                                                         CAP APPR,      CAP APPR,       CAP DEV,       CAP DEV,        CORE EQ,
YEAR ENDED DEC. 31, 2005                                   SER I         SER II           SER I         SER II           SER I
OPERATIONS

Investment income (loss) -- net                        $    (10,867)   $   (60,844)   $   (11,013)   $    (19,304)   $     52,616
Net realized gain (loss) on sales of investments            (28,260)        30,274         57,753          67,366        (128,012)
Distributions from capital gains                                 --             --             --              --              --
Net change in unrealized appreciation or depreciation
   of investments                                           141,021        908,920         61,656         137,130       1,459,204
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               101,894        878,350        108,396         185,192       1,383,808
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   49,310      8,758,725         39,205         320,935         817,880
Net transfers(1)                                           (142,203)       849,098       (148,843)         94,459      (3,289,377)
Transfers for policy loans                                      237            136           (597)         (2,655)         47,691
Adjustments to net assets allocated to contracts in
   payout period                                                 --           (530)            --              --         (12,711)
Contract charges                                               (746)        (1,765)          (608)         (1,140)        (21,305)
Contract terminations:
   Surrender benefits                                       (62,977)      (147,972)       (68,754)       (109,254)     (5,824,401)
   Death benefits                                            (7,281)        (2,359)            --         (13,386)       (276,713)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (163,660)     9,455,333       (179,597)        288,959      (8,558,936)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,431,644      3,328,401      1,355,076       2,043,735      42,296,260
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,369,878    $13,662,084    $ 1,283,875    $  2,517,886    $ 35,121,132
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    2,380,908      3,287,767      1,314,669       1,713,314      27,582,556
Contract purchase payments                                   80,209      8,381,969         37,844         264,761         535,339
Net transfers(1)                                           (236,704)       815,727       (141,464)         67,625      (2,145,053)
Transfers for policy loans                                      394            136           (497)         (2,443)         31,452
Contract charges                                             (1,235)        (1,756)          (579)           (926)        (13,953)
Contract terminations:
   Surrender benefits                                      (101,386)      (144,304)       (64,838)        (94,833)     (3,779,062)
   Death benefits                                           (11,084)        (2,350)            --          (9,420)       (199,981)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,111,102     12,337,189      1,145,135       1,938,078      22,011,298
==================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------
                                                          AIM VI        AIM VI      AIM VI      AIM VI        AB VPS
                                                           DYN,       FIN SERV,   INTL GRO,     TECH,      GLOBAL TECH,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                     SER I        SER I     SER II(2)     SER I         CL B(2)
OPERATIONS

Investment income (loss) -- net                         $   (8,881)  $    5,197      $  2     $  (12,228)    $   (170)
Net realized gain (loss) on sales of investments            38,248       48,969        --         11,748           --
Distributions from capital gains                                --           --        --             --           --
Net change in unrealized appreciation or depreciation
   of investments                                           69,136       (1,673)       33         61,575       (3,074)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  98,503       52,493        35         61,095       (3,244)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  32,811      177,624       475      1,306,077      277,877
Net transfers(1)                                            (8,751)    (307,112)       --        (21,746)      12,626
Transfers for policy loans                                    (709)      (1,895)       --         (1,784)          --
Adjustments to net assets allocated to contracts in
   payout period                                                --           --        --             --           --
Contract charges                                              (416)        (664)       --           (667)          --
Contract terminations:
   Surrender benefits                                       (9,182)     (58,927)       --        (87,079)        (364)
   Death benefits                                               --           --        --             --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              13,753     (190,974)      475      1,194,801      290,139
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            994,385    1,409,051        --      1,110,531           --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $1,106,641   $1,270,570      $510     $2,366,427     $286,895
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     990,836    1,238,236        --      1,504,587           --
Contract purchase payments                                  32,081      155,002        --      1,689,440      258,757
Net transfers(1)                                            (9,131)    (276,294)       --        (67,593)      11,736
Transfers for policy loans                                    (672)      (1,676)       --         (2,567)          --
Contract charges                                              (396)        (606)       --           (951)          --
Contract terminations:
   Surrender benefits                                       (8,325)     (53,804)       --       (126,215)          --
   Death benefits                                               --           --        --             --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         1,004,393    1,060,858        --      2,996,701      270,493
=======================================================================================================================

See accompanying notes to financial statements.



48 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                        ------------------------------------------------------------------
                                                           AB VPS        AB VPS         AC VP        AC VP        AC VP
                                                         GRO & INC,     INTL VAL,       INTL,        INTL,       ULTRA,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                      CL B          CL B          CL I         CL II      CL II(2)
OPERATIONS

Investment income (loss) -- net                         $     78,817   $   (83,842)  $    5,384   $    2,587   $   (1,126)
Net realized gain (loss) on sales of investments             257,050        79,630       26,499       81,819          184
Distributions from capital gains                                  --       309,779           --           --           --
Net change in unrealized appreciation or depreciation
   of investments                                            408,631     3,395,740      189,787      398,170      (27,568)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   744,498     3,701,307      221,670      482,576      (28,510)
==========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 4,012,530    10,677,663       47,455      621,429    1,632,279
Net transfers(1)                                             122,671     5,203,888     (143,060)     120,139      213,137
Transfers for policy loans                                   (11,900)      (16,062)        (281)         397           --
Adjustments to net assets allocated to contracts in
   payout period                                                  --          (527)          --           --           --
Contract charges                                              (8,891)       (7,299)        (613)      (1,706)          --
Contract terminations:
   Surrender benefits                                       (363,650)     (468,914)     (62,984)    (125,145)        (631)
   Death benefits                                           (180,098)      (70,410)     (29,118)      (6,679)          --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             3,570,662    15,318,339     (188,601)     608,435    1,844,785
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           16,841,506    12,765,429    1,882,345    3,510,027           --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 21,156,666   $31,785,075   $1,915,414   $4,601,038   $1,816,275
==========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    15,331,775     7,741,223    2,554,189    3,288,533           --
Contract purchase payments                                 3,590,487     6,210,403       63,581      571,466    1,550,293
Net transfers(1)                                             121,933     3,087,281     (180,206)      94,846      204,029
Transfers for policy loans                                   (10,608)       (9,190)        (409)         400           --
Contract charges                                              (7,949)       (4,177)        (813)      (1,516)          --
Contract terminations:
   Surrender benefits                                       (322,961)     (268,295)     (81,938)    (113,500)        (403)
   Death benefits                                           (157,778)      (40,168)     (39,319)      (6,427)          --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          18,544,899    16,717,077    2,315,085    3,833,802    1,753,919
==========================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------
                                                           AC VP         AC VP                       CS         CS
                                                           VAL,           VAL,      CALVERT VS    MID-CAP     SM CAP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       CL I          CL II      SOCIAL BAL      CORE      CORE I
OPERATIONS

Investment income (loss) -- net                         $  (162,275)  $   (63,749)  $   32,919   $ (4,806)  $  (354,702)
Net realized gain (loss) on sales of investments            915,290       101,804       26,775      8,098      (687,872)
Distributions from capital gains                          4,800,315     2,048,569           --         --            --
Net change in unrealized appreciation or depreciation
   of investments                                        (3,757,303)     (983,627)      81,848     29,408      (239,743)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             1,796,027     1,102,997      141,542     32,700    (1,282,317)
========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  948,047     5,840,644      813,795     13,939       645,710
Net transfers(1)                                          6,402,666     4,311,111      226,184    (28,728)   (1,561,183)
Transfers for policy loans                                   27,908          (430)      (8,470)         1        27,723
Adjustments to net assets allocated to contracts in
   payout period                                            (17,287)       (1,314)          --         --        (9,289)
Contract charges                                            (17,897)       (9,873)      (1,935)      (328)      (11,896)
Contract terminations:
   Surrender benefits                                    (8,339,421)     (711,864)     (63,083)   (15,363)   (5,520,094)
   Death benefits                                          (320,284)      (80,016)          --         --      (166,028)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (1,316,268)    9,348,258      966,491    (30,479)   (6,595,057)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          46,817,592    18,477,465    2,108,803    565,108    32,648,831
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $47,297,351   $28,928,720   $3,216,836   $567,329   $24,771,457
========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   22,371,670    14,073,833    2,147,312    714,052    25,658,455
Contract purchase payments                                  466,481     4,417,139      832,235     17,434       529,229
Net transfers(1)                                          2,998,911     3,263,188      254,492    (35,687)   (1,290,620)
Transfers for policy loans                                   12,977          (333)      (8,937)         1        23,063
Contract charges                                             (8,534)       (7,428)      (1,897)      (412)       (9,725)
Contract terminations:
   Surrender benefits                                    (3,835,724)     (541,783)     (65,427)   (19,343)   (4,503,362)
   Death benefits                                          (163,290)      (60,744)          --         --      (153,248)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         21,842,491    21,143,872    3,157,778    676,045    20,253,792
========================================================================================================================

See accompanying notes to financial statements.



50 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                        -------------------------------------------------------------------
                                                            EG VA         EG VA      FID VIP        FID VIP      FID VIP
                                                         FUNDAMENTAL    INTL EQ,    GRO & INC,    GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    LG CAP, CL 2      CL 2       SERV CL       SERV CL 2     SERV CL
OPERATIONS

Investment income (loss) -- net                          $   (3,728)   $   39,943   $   34,814   $   100,093   $    75,940
Net realized gain (loss) on sales of investments             37,726         7,376       52,897       233,601       401,467
Distributions from capital gains                                 --            --           --            --            --
Net change in unrealized appreciation or depreciation
   of investments                                           191,466       255,939      326,155     1,669,140     1,222,316
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               225,464       303,258      413,866     2,002,834     1,699,723
===========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  124,569     2,051,625      169,864     4,564,888       319,092
Net transfers(1)                                            300,503       512,642       (7,129)      337,016        61,985
Transfers for policy loans                                    1,618            --       (4,858)       (4,351)        2,301
Adjustments to net assets allocated to contracts in
   payout period                                                 --            --         (728)       (7,547)       (1,431)
Contract charges                                             (1,611)          (98)      (2,302)      (13,731)       (3,902)
Contract terminations:
   Surrender benefits                                      (120,866)      (14,349)    (272,357)     (781,911)     (212,785)
   Death benefits                                            (2,190)           --      (62,667)     (145,735)     (103,613)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              302,023     2,549,820     (180,177)    3,948,629        61,647
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,613,750        91,919    6,459,292    25,969,190     9,887,063
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $3,141,237    $2,944,997   $6,692,981   $31,920,653   $11,648,433
===========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    2,642,221        86,900    7,074,687    24,003,731     6,800,362
Contract purchase payments                                  121,395     1,881,811      186,103     4,172,578       210,606
Net transfers(1)                                            325,595       478,896       (9,742)      260,977        31,398
Transfers for policy loans                                    1,604            --       (5,247)       (5,369)        1,583
Contract charges                                             (1,548)          (83)      (2,535)      (12,553)       (2,581)
Contract terminations:
   Surrender benefits                                      (116,630)      (12,888)    (299,970)     (716,615)     (139,696)
   Death benefits                                            (2,281)           --      (67,676)     (136,408)      (64,956)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,970,356     2,434,636    6,875,620    27,566,341     6,836,716
===========================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------------------------
                                                           FID VIP       FID VIP      FID VIP       FTVIPT FRANK     FTVIPT FRANK
                                                           MID CAP,     OVERSEAS,    OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      SERV CL 2      SERV CL     SERV CL 2          CL 2              CL 2
OPERATIONS

Investment income (loss) -- net                          $   267,810   $   (6,017)  $   (48,957)    $   165,452       $   (17,478)
Net realized gain (loss) on sales of investments             536,293       54,191       306,013         621,881           235,379
Distributions from capital gains                                  --       11,114        63,226       1,894,215            90,567
Net change in unrealized appreciation or depreciation
   of investments                                          6,949,286      302,987     2,033,579       1,251,524           897,505
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              7,753,389      362,275     2,353,861       3,933,072         1,205,973
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                12,161,407       75,875     1,444,229       6,995,902         3,938,486
Net transfers(1)                                           1,970,710     (109,378)      208,640         120,548         1,574,921
Transfers for policy loans                                   (34,828)         552        (2,890)         (4,656)           (1,399)
Adjustments to net assets allocated to contracts in
   payout period                                              (1,367)          --          (289)         (2,954)               --
Contract charges                                             (22,125)        (705)       (4,827)        (13,026)           (5,653)
Contract terminations:
   Surrender benefits                                     (1,286,950)     (89,464)     (353,382)       (941,088)         (389,894)
   Death benefits                                           (251,170)     (38,098)      (38,140)       (290,897)          (92,412)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            12,535,677     (161,218)    1,253,341       5,863,829         5,024,049
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           37,670,404    2,176,385    12,019,118      27,833,268        12,234,170
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $57,959,470   $2,377,442   $15,626,320     $37,630,169       $18,464,192
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    23,733,901    2,411,196     9,927,134      14,215,460         6,960,800
Contract purchase payments                                 7,188,635       82,103     1,144,151       3,448,475         2,217,926
Net transfers(1)                                           1,208,656     (119,601)      165,319          33,257           873,559
Transfers for policy loans                                   (21,145)         583        (2,208)         (2,074)             (761)
Contract charges                                             (13,061)        (762)       (3,851)         (6,451)           (3,162)
Contract terminations:
   Surrender benefits                                       (766,824)    (100,699)     (286,617)       (460,324)         (216,617)
   Death benefits                                           (147,971)     (39,710)      (26,423)       (137,366)          (52,447)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          31,182,191    2,233,110    10,917,505      17,090,977         9,779,298
==================================================================================================================================

See accompanying notes to financial statements



52 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                        -----------------------------------------------------------------------
                                                           FTVIPT           FTVIPT        FTVIPT        GS VIT        GS VIT
                                                        MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR    MID CAP VAL,   STRUCTD SM
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      SEC, CL 2       SEC, CL 1     SEC, CL 2        INST      CAP EQ, INST
OPERATIONS

Investment income (loss) -- net                          $     2,483     $    29,561    $    4,090   $   (50,648)   $   (6,945)
Net realized gain (loss) on sales of investments             158,937         820,045        38,318       191,688        86,019
Distributions from capital gains                              46,014              --            --     4,036,031        91,387
Net change in unrealized appreciation or depreciation
   of investments                                          1,202,817       3,779,318        45,775      (356,809)     (126,148)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              1,410,251       4,628,924        88,183     3,820,262        44,313
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 3,551,593         415,082        18,692    12,300,662        13,563
Net transfers(1)                                           2,332,204       2,301,530        41,046     4,781,730      (304,466)
Transfers for policy loans                                    (9,093)         17,387            --        (8,248)           --
Adjustments to net assets allocated to contracts in
   payout period                                                  --          (6,074)           --        (2,527)           --
Contract charges                                              (6,496)         (8,651)         (157)      (13,854)         (395)
Contract terminations:
   Surrender benefits                                       (444,854)     (3,875,561)      (62,971)     (923,264)       (8,594)
   Death benefits                                            (40,718)        (55,078)           --      (111,255)      (43,357)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             5,382,636      (1,211,365)       (3,390)   16,023,244      (343,249)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           10,601,158      18,343,996       964,191    24,743,922     1,341,044
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $17,394,045     $21,761,555    $1,048,984   $44,587,428    $1,042,108
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     8,738,253      19,516,474       745,606    13,605,682       956,069
Contract purchase payments                                 2,881,699         412,383        14,381     6,508,615         9,673
Net transfers(1)                                           1,964,155       2,253,786        31,787     2,554,719      (222,048)
Transfers for policy loans                                    (7,578)         17,055            --        (4,304)           --
Contract charges                                              (5,173)         (8,506)         (119)       (7,323)         (286)
Contract terminations:
   Surrender benefits                                       (354,431)     (3,768,180)      (48,919)     (479,234)       (6,249)
   Death benefits                                            (33,030)        (72,889)           --       (57,652)      (30,330)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          13,183,895      18,350,123       742,736    22,120,503       706,829
===============================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                        ------------------------------------------------------------------------
                                                           GS VIT       JANUS ASPEN   JANUS ASPEN    JANUS ASPEN      LAZARD
                                                        STRUCTD U.S.   GLOBAL TECH,    INTL GRO,    MID CAP GRO,      RETIRE
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      EQ, INST         SERV          SERV           SERV       INTL EQ, SERV
OPERATIONS

Investment income (loss) -- net                         $    35,446     $   (8,495)   $   17,482     $  (10,603)    $    10,571
Net realized gain (loss) on sales of investments             57,245        (31,787)      192,831        (16,757)        168,571
Distributions from capital gains                                 --             --            --             --         123,163
Net change in unrealized appreciation or depreciation
   of investments                                         1,094,192        140,264     1,979,340        153,742         557,176
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             1,186,883         99,982     2,189,653        126,382         859,481
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                9,166,350         87,018       272,874         55,582       1,329,048
Net transfers(1)                                          1,999,702        (98,682)          334       (139,187)      1,031,367
Transfers for policy loans                                      394           (127)       (1,863)        (5,156)         (1,742)
Adjustments to net assets allocated to contracts in
   payout period                                               (659)            --            --           (705)         (2,424)
Contract charges                                             (4,256)          (514)       (3,311)          (838)         (2,867)
Contract terminations:
   Surrender benefits                                      (351,013)       (42,653)     (231,349)       (38,888)       (156,557)
   Death benefits                                           (36,211)       (14,012)      (47,768)            --         (33,964)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           10,774,307        (68,970)      (11,083)      (129,192)      2,162,861
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           9,003,322      1,029,733     7,201,691      1,269,749       6,716,298
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $20,964,512     $1,060,745    $9,380,261     $1,266,939     $ 9,738,640
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    9,790,323      2,658,046     9,168,818      2,703,296       6,717,637
Contract purchase payments                                9,516,901        239,061       323,486        117,141       1,246,937
Net transfers(1)                                          2,141,473       (307,574)      (47,082)      (301,132)        956,605
Transfers for policy loans                                      443           (188)       (1,868)       (10,121)         (1,763)
Contract charges                                             (4,580)        (1,314)       (3,827)        (1,769)         (2,731)
Contract terminations:
   Surrender benefits                                      (385,640)      (111,174)     (271,129)       (79,295)       (153,622)
   Death benefits                                           (40,641)       (34,035)      (53,192)            --         (35,681)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         21,018,279      2,442,822     9,115,206      2,428,120       8,727,382
================================================================================================================================

See accompanying notes to financial statements.



54 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                          LM PTNRS            MFS            MFS            MFS            MFS
                                                         VAR SM CAP     INV GRO STOCK,     NEW DIS,     TOTAL RETURN,   UTILITIES,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                  GRO, CL II(2)       SERV CL        SERV CL        SERV CL        SERV CL
OPERATIONS

Investment income (loss) -- net                           $    (1)      $     (62,426)   $    (66,866)  $      4,115    $   (27,065)
Net realized gain (loss) on sales of investments               --              27,203         100,004         (1,177)       125,428
Distributions from capital gains                               23                  --              --         37,527             --
Net change in unrealized appreciation or depreciation
   of investments                                             (10)            392,358         229,922          4,983        805,752
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  12             357,135         263,060         45,448        904,115
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    376           1,571,398         705,744      1,968,122      2,076,452
Net transfers(1)                                               --             361,274      (1,499,059)       838,990      1,909,340
Transfers for policy loans                                     --                (906)         (1,547)            --            346
Adjustments to net assets allocated to contracts in
   payout period                                               --                  --              --             --             --
Contract charges                                               --              (3,757)         (3,440)           (61)        (2,483)
Contract terminations:
   Surrender benefits                                          --            (318,066)       (253,496)       (11,855)      (145,213)
   Death benefits                                              --              (8,684)        (34,004)        (8,501)        (4,049)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                376           1,601,259      (1,085,802)     2,786,695      3,834,393
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                --           7,876,942       8,576,741        135,174      3,691,082
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $   388       $   9,835,336    $  7,753,999   $  2,967,317    $ 8,429,590
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                         --          12,506,059      10,441,412        131,646      2,992,552
Contract purchase payments                                     --           2,373,022         780,547      1,918,658      1,536,344
Net transfers(1)                                               --             550,564      (1,873,406)       817,538      1,422,085
Transfers for policy loans                                     --                (729)         (1,686)            --            256
Contract charges                                               --              (5,851)         (4,211)           (58)        (1,764)
Contract terminations:
   Surrender benefits                                          --            (516,711)       (314,512)       (11,253)      (111,827)
   Death benefits                                              --             (13,809)        (41,800)        (8,118)        (2,973)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               --          14,892,545       8,986,344      2,848,413      5,834,673
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 55

Statements of Changes in Net Assets

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                             OPPEN         OPPEN           OPPEN        PIONEER          PUT VT
                                                          GLOBAL SEC     MAIN ST SM      STRATEGIC     EQ INC VCT,   HLTH SCIENCES,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       VA, SERV     CAP VA, SERV   BOND VA, SERV     CL II           CL IB
OPERATIONS

Investment income (loss) -- net                         $    (12,728)   $     (5,076)  $     (5,435)   $    86,224    $    (26,026)
Net realized gain (loss) on sales of investments               1,355           4,869            886        104,534          88,955
Distributions from capital gains                                  --           2,488             --             --              --
Net change in unrealized appreciation or depreciation
   of investments                                            432,908          96,368        158,088        114,635         301,631
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                421,535          98,649        153,539        305,393         364,560
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 2,941,175         905,201     13,611,553        189,717         802,908
Net transfers(1)                                           1,288,386         287,426      4,896,264        856,977          (3,913)
Transfers for policy loans                                       216              --        (13,258)        (2,540)         (1,850)
Adjustments to net assets allocated to contracts in
   payout period                                                  --              --             --         (1,345)             --
Contract charges                                                 (76)            (45)          (313)        (3,430)         (1,797)
Contract terminations:
   Surrender benefits                                        (27,469)        (10,480)       (58,258)      (230,473)       (153,585)
   Death benefits                                                 --              --        (11,181)       (14,992)        (14,129)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             4,202,232       1,182,102     18,424,807        793,914         627,634
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               82,857          38,529        266,733      6,141,567       2,995,116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  4,706,624    $  1,319,280   $ 18,845,079    $ 7,240,874    $  3,987,310
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                        76,884          36,536        260,779      5,262,955       2,951,834
Contract purchase payments                                 2,676,857         863,447     13,217,965        157,053         728,304
Net transfers(1)                                           1,158,065         269,367      4,753,507        711,308         (15,425)
Transfers for policy loans                                       184              --        (12,894)        (2,118)         (1,916)
Contract charges                                                 (66)            (40)          (304)        (2,861)         (1,654)
Contract terminations:
   Surrender benefits                                        (23,671)         (9,502)       (56,186)      (196,210)       (147,040)
   Death benefits                                                 --              --        (10,824)       (13,221)        (13,000)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           3,888,253       1,159,808     18,152,043      5,916,906       3,501,103
===================================================================================================================================

See accompanying notes to financial statements.



56 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                           PUT VT          PUT VT         PUT VT         PUT VT
                                                          INTL EQ,      INTL NEW OPP,     NEW OPP,        VISTA,         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                        CL IB           CL IB          CL IA          CL IB           BAL
OPERATIONS

Investment income (loss) -- net                         $     40,826    $     (3,520)   $   (199,310)  $   (25,986)   $    395,927
Net realized gain (loss) on sales of investments             336,924          42,255      (2,809,448)      (17,876)       (685,839)
Distributions from capital gains                                  --              --              --            --         826,329
Net change in unrealized appreciation or depreciation
   of investments                                            393,131         274,469       4,819,544       371,907         196,437
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                770,881         313,204       1,810,786       328,045         732,854
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   527,536          52,191         637,997       243,412       1,135,414
Net transfers(1)                                            (753,450)       (190,922)     (2,434,382)     (445,786)         39,191
Transfers for policy loans                                    (6,386)           (712)         51,989       (12,628)         51,970
Adjustments to net assets allocated to contracts in
payout period                                                   (398)             --          (3,664)           --         (28,638)
Contract charges                                              (3,510)           (821)        (17,020)       (1,983)        (15,483)
Contract terminations:
   Surrender benefits                                       (221,927)        (37,583)     (3,765,909)      (98,229)     (4,221,533)
   Death benefits                                            (54,367)         (7,207)       (123,449)      (15,848)       (292,355)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (512,502)       (185,054)     (5,654,438)     (331,062)     (3,331,434)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            7,116,108       1,913,622      25,735,198     3,113,648      29,782,530
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  7,374,487    $  2,041,772    $ 21,891,546   $ 3,110,631    $ 27,183,950
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     6,069,324       2,622,555      22,121,604     5,546,479      21,170,334
Contract purchase payments                                   443,207          67,321         546,043       412,566         965,198
Net transfers(1)                                            (634,396)       (245,179)     (2,125,810)     (769,721)        (91,896)
Transfers for policy loans                                    (5,221)           (798)         44,758       (23,321)         34,656
Contract charges                                              (2,905)         (1,064)        (14,544)       (3,473)        (11,015)
Contract terminations:
   Surrender benefits                                       (180,271)        (49,224)     (3,180,843)     (172,948)     (2,824,082)
   Death benefits                                            (44,474)         (9,203)       (121,410)      (27,270)       (207,118)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           5,645,264       2,384,408      17,269,798     4,962,312      19,036,077
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 57

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                            RVS VP          RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      CASH MGMT       CORE BOND       DIV BOND      DIV EQ INC      EMER MKTS
OPERATIONS

Investment income (loss) -- net                         $    480,742    $     26,748    $  1,587,562   $    292,392   $    (33,140)
Net realized gain (loss) on sales of investments                (606)           (901)        (40,302)       309,476         34,327
Distributions from capital gains                                  --           3,595              --      1,918,594        437,148
Net change in unrealized appreciation or depreciation
   of investments                                                648         (22,683)       (915,921)     2,770,255      1,405,719
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                480,784           6,759         631,339      5,290,717      1,844,054
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                32,982,428       1,153,813      16,970,581     11,970,410      4,855,035
Net transfers(1)                                         (32,444,656)        607,707       5,240,684      8,775,156      1,862,793
Transfers for policy loans                                   (18,550)           (894)         24,848        (19,476)        (1,825)
Adjustments to net assets allocated to contracts in
   payout period                                              (1,426)             --         (17,960)        (1,947)            --
Contract charges                                             (11,513)            (83)        (19,334)       (19,174)        (1,269)
Contract terminations:
   Surrender benefits                                     (4,088,370)        (14,069)     (4,443,311)      (812,796)       (72,112)
   Death benefits                                         (1,000,373)             --        (460,186)      (244,636)       (23,739)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (4,582,460)      1,746,474      17,295,322     19,647,537      6,618,883
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           30,914,826          48,780      51,940,861     29,282,650      2,175,031
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 26,813,150    $  1,802,013    $ 69,867,522   $ 54,220,904   $ 10,637,968
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    29,075,600          43,535      40,898,664     21,330,083      1,516,647
Contract purchase payments                                31,761,729       1,143,785      14,042,273      8,248,918      2,946,351
Net transfers(1)                                         (31,161,422)        599,743       4,179,218      6,275,999      1,150,349
Transfers for policy loans                                   (18,855)           (896)         18,154        (13,953)          (900)
Contract charges                                             (10,801)            (82)        (15,435)       (13,203)          (787)
Contract terminations:
   Surrender benefits                                     (3,687,589)         (9,973)     (3,353,559)      (572,893)       (44,724)
   Death benefits                                           (960,698)             --        (366,753)      (177,863)       (15,041)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          24,997,964       1,776,112      55,402,562     35,077,088      5,551,895
===================================================================================================================================

See accompanying notes to financial statements.



58 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                                            RVS VP
                                                            RVS VP     GLOBAL INFLATION     RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      GLOBAL BOND     PROT SEC           GRO       HI YIELD BOND    INC OPP
OPERATIONS

Investment income (loss) -- net                          $    741,933    $    291,084    $    (37,317)  $  3,342,410  $     58,679
Net realized gain (loss) on sales of investments               77,880          (3,709)          6,596       (711,383)         (454)
Distributions from capital gains                              125,957          18,514              --             --        13,595
Net change in unrealized appreciation or depreciation
   of investments                                          (2,472,300)       (153,918)        656,984       (843,210)      (21,951)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              (1,526,530)        151,971         626,263      1,787,817        49,869
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  7,146,871      10,927,485       5,022,879      6,385,655     3,058,492
Net transfers(1)                                            3,486,398       1,659,954       2,745,717     (2,095,090)      618,673
Transfers for policy loans                                      5,950          (2,148)         (4,804)         1,912            --
Adjustments to net assets allocated to contracts in
   payout period                                               (3,285)             --              --        (11,629)           --
Contract charges                                               (7,345)           (115)         (4,638)       (19,476)          (61)
Contract terminations:
   Surrender benefits                                      (1,913,318)        (36,746)       (270,005)    (4,973,485)       (9,723)
   Death benefits                                            (144,140)             --              --       (652,591)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              8,571,131      12,548,430       7,489,149     (1,364,704)    3,667,381
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            22,117,194         325,839       6,041,185     61,013,688        12,812
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 29,161,795    $ 13,026,240    $ 14,156,597   $ 61,436,801  $  3,730,062
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     15,155,782         315,744      10,913,968     47,682,714         7,725
Contract purchase payments                                  5,238,230      10,677,227       8,358,264      5,002,328     3,004,901
Net transfers(1)                                            2,462,559       1,619,976       4,799,071     (1,632,580)      610,041
Transfers for policy loans                                      4,150          (2,098)        (10,308)         1,207            --
Contract charges                                               (5,287)           (113)         (8,127)       (15,064)          (60)
Contract terminations:
   Surrender benefits                                      (1,346,020)        (31,936)       (466,339)    (3,796,720)       (5,511)
   Death benefits                                            (101,420)             --              --       (507,634)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           21,407,994      12,578,800      23,586,529     46,734,251     3,617,096
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 59

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                           RVS VP          RVS VP         RVS VP         RVS VP           RVS VP
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                    INTL OPP       LG CAP EQ     LG CAP VAL     MID CAP GRO    MID CAP VAL(3)
OPERATIONS

Investment income (loss) -- net                         $     56,125   $     16,124    $   1,002     $   (31,086)     $      715
Net realized gain (loss) on sales of investments            (624,476)      (491,434)         328         126,445             430
Distributions from capital gains                                  --             --        3,963         195,158           2,026
Net change in unrealized appreciation or depreciation
   of investments                                          3,171,954      1,492,481        1,087          17,457          40,969
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              2,603,603      1,017,171        6,380         307,974          44,140
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 1,487,246     11,539,099      182,556         345,802         180,776
Net transfers(1)                                           3,988,323      1,645,607        2,015        (350,364)        682,736
Transfers for policy loans                                    13,102          6,989           --             656              --
Adjustments to net assets allocated to contracts in
   payout period                                              (7,412)       (11,569)          --          (2,331)             --
Contract charges                                              (7,773)        (7,637)          (9)         (2,279)            (57)
Contract terminations:
   Surrender benefits                                     (2,953,701)    (2,087,402)     (12,307)       (119,489)         (4,388)
   Death benefits                                           (121,755)      (103,846)          --          (3,876)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             2,398,030     10,981,241      172,255        (131,881)        859,067
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           18,092,371     13,946,451        2,801       3,689,342              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 23,094,004   $ 25,944,863    $ 181,436     $ 3,865,435      $  903,207
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    17,934,471     12,838,127        2,463       3,217,660              --
Contract purchase payments                                 1,691,449     13,850,083      176,936         300,915         153,576
Net transfers(1)                                           4,052,191      1,448,021        1,732        (325,277)        610,075
Transfers for policy loans                                     9,888          5,896           --             567              --
Contract charges                                              (7,644)        (6,968)          (9)         (1,934)            (50)
Contract terminations:
   Surrender benefits                                     (2,784,141)    (1,712,887)     (11,481)       (105,827)         (3,577)
   Death benefits                                           (116,889)       (91,736)          --          (3,633)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          20,779,325     26,330,536      169,641       3,082,471         760,024
===================================================================================================================================

See accompanying notes to financial statements.



60 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               RVS VP       RVS VP          RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                          S&P 500     SELECT VAL   SHORT DURATION    SM CAP ADV     SM CAP VAL
OPERATIONS

Investment income (loss) -- net                            $     86,664    $  (1,051)   $    536,145    $    (70,228)  $   (108,019)
Net realized gain (loss) on sales of investments                369,007          (13)       (156,774)        205,827        219,415
Distributions from capital gains                                 42,465        8,715              --       1,049,062      1,437,424
Net change in unrealized appreciation or depreciation
   of investments                                               106,055       (2,491)       (198,531)       (868,791)      (588,374)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   604,191        5,160         180,840         315,870        960,446
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    2,435,396      411,748       4,462,281       1,059,147      7,163,446
Net transfers(1)                                             (1,467,043)      88,268      (4,338,087)       (537,781)      (494,763)
Transfers for policy loans                                      (10,275)      (1,748)          6,855         (11,186)       (14,474)
Adjustments to net assets allocated to contracts in
   payout period                                                     --           --              --          (3,026)            --
Contract charges                                                 (8,049)         (22)        (10,146)         (4,189)        (6,303)
Contract terminations:
   Surrender benefits                                          (601,318)      (1,359)     (1,588,251)       (180,393)      (405,637)
   Death benefits                                               (51,027)          --        (220,357)        (35,210)      (137,146)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  297,684      496,887      (1,687,705)        287,362      6,105,123
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              16,616,073       90,088      27,455,674       7,675,375     14,664,600
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 17,517,948    $ 592,135    $ 25,948,809    $  8,278,607   $ 21,730,169
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       18,649,325       86,147      24,280,891       5,868,043      9,605,301
Contract purchase payments                                    2,589,765      401,444       3,959,220         787,114      4,639,831
Net transfers(1)                                             (1,743,078)      84,932      (3,790,270)       (377,958)      (333,345)
Transfers for policy loans                                       (7,476)      (1,629)          6,970          (9,136)        (9,028)
Contract charges                                                 (9,107)         (21)         (9,094)         (3,197)        (4,118)
Contract terminations:
   Surrender benefits                                          (670,635)      (1,111)     (1,407,521)       (138,247)      (265,789)
   Death benefits                                               (59,630)          --        (192,179)        (27,522)       (87,352)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             18,749,164      569,762      22,848,017       6,099,097     13,545,500
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 61

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        -------------------------------------------------------------------------
                                                            ROYCE                       VANK LIT
                                                          MICRO-CAP,     THIRD AVE      COMSTOCK,       WANGER         WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      INVEST CL        VAL           CL II       INTL SM CAP     U.S. SM CO
OPERATIONS

Investment income (loss) -- net                         $    (10,706)  $     30,310   $    (50,272)  $     (5,080)  $   (362,201)
Net realized gain (loss) on sales of investments             151,871        245,630            372        232,078        319,404
Distributions from capital gains                              53,285        141,490         50,973             --             --
Net change in unrealized appreciation or depreciation
   of investments                                            144,239        444,319        690,342      3,869,247      4,430,814
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                338,689        861,749        691,415      4,096,245      4,388,017
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   122,795        207,966     17,590,903      8,334,753     11,998,483
Net transfers(1)                                            (273,191)       (52,699)     1,881,063      2,926,512      2,765,444
Transfers for policy loans                                      (410)         2,533         (8,957)            90        (20,721)
Adjustments to net assets allocated to contracts in
   payout period                                                  --             --             --             --           (791)
Contract charges                                              (1,076)        (1,823)          (131)        (8,696)       (18,917)
Contract terminations:
   Surrender benefits                                        (83,490)      (233,284)       (33,006)      (487,587)      (983,080)
   Death benefits                                            (19,634)       (59,591)        (5,805)      (110,612)      (167,218)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (255,006)      (136,898)    19,424,067     10,654,460     13,573,200
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            3,327,700      6,389,806        224,237     14,456,383     34,225,167
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  3,411,383   $  7,114,657   $ 20,339,719   $ 29,207,088   $ 52,186,384
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     1,816,606      3,444,933        217,258     13,296,584     21,835,664
Contract purchase payments                                    67,585        109,902     17,108,987      6,641,848      7,362,578
Net transfers(1)                                            (145,395)       (23,582)     1,829,269      2,500,094      1,693,734
Transfers for policy loans                                      (251)         1,345         (8,476)          (220)       (12,677)
Contract charges                                                (589)          (961)          (123)        (7,194)       (11,614)
Contract terminations:
   Surrender benefits                                        (44,845)      (123,620)       (31,511)      (426,325)      (606,297)
   Death benefits                                            (10,588)       (32,600)        (5,416)       (97,407)      (103,721)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           1,682,523      3,375,417     19,109,988     21,907,380     30,157,667
=================================================================================================================================

See accompanying notes to financial statements.



62 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------
                                                          WF ADV VT      WF ADV VT      WF ADV VT     WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     ASSET ALLOC     INTL CORE         OPP       SM CAP GRO
OPERATIONS

Investment income (loss) -- net                         $     71,190   $     21,183    $   (31,058)  $   (27,077)
Net realized gain (loss) on sales of investments              52,280         76,609        179,109        82,838
Distributions from capital gains                             131,637         52,158             --            --
Net change in unrealized appreciation or depreciation
   of investments                                            (12,488)        18,212         99,800        95,015
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                242,619        168,162        247,851       150,776
=================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   281,828         65,957        523,432       132,781
Net transfers(1)                                              29,622       (159,076)      (616,334)     (176,231)
Transfers for policy loans                                    (4,790)           321          1,450       (1,912)
Adjustments to net assets allocated to contracts in
   payout period                                                  --         (1,403)            --            --
Contract charges                                              (3,812)          (660)        (1,808)       (1,507)
Contract terminations:
   Surrender benefits                                       (302,160)      (116,097)       (64,876)      (89,103)
   Death benefits                                            (49,983)            --        (17,766)           --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (49,295)      (210,958)      (175,902)     (135,972)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            5,797,976      2,072,436      3,600,262     3,226,438
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  5,991,300   $  2,029,640    $ 3,672,211   $ 3,241,242
=================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     5,181,488      2,063,255      3,066,344     3,347,199
Contract purchase payments                                   251,104         65,363        452,307       142,058
Net transfers(1)                                              35,263       (159,461)      (523,323)     (215,376)
Transfers for policy loans                                    (4,261)           325          1,248        (1,950)
Contract charges                                              (3,336)          (653)        (1,483)       (1,615)
Contract terminations:
   Surrender benefits                                       (273,578)      (115,883)       (53,835)      (94,547)
   Death benefits                                            (45,791)            --        (15,104)           --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           5,140,889      1,852,946      2,926,154     3,175,769
=================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

(2)   For the period Nov. 1, 2005 (commencement of operations) to Dec. 31,
      2005.

(3)   For the period May 2, 2005 (commencement of operations) to Dec. 31,
      2005.

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 63

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.

RiverSource of New York Variable Annuity Account (previously IDS Life of New York Variable Annuity Account) (the Account) was established under New York law as a segregated asset account of RiverSource Life of NY. The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(R) (RAVA)
RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Select (R) Variable Annuity (RAVA Select) RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity
   (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
   Plus)
RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity (RAVA 4
   Advantage)
RiverSource Retirement Advisor 4 Select(SM) Variable Annuity (RAVA 4
   Select)
RiverSource Retirement Advisor 4 Access(SM) Variable Annuity (RAVA 4
   Access)
RiverSource(R) Flexible Portfolio Annuity (previously IDS Life of New York
   Flexible Portfolio Annuity) (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                              FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I                  AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II                 AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                   AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II                  AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                   AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                       AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I                  AIM V.I. Financial Services Fund, Series I Shares
AIM VI Fin Serv, Ser II                 AIM V.I. Financial Services Fund, Series II Shares
AIM VI Global Hlth Care, Ser II         AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser II                 AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                      AIM V.I. Technology Fund, Series I Shares
AB VPS Global Tech, Cl B                AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B                  AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B                   AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B                 AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                        American Century VP International, Class I
AC VP Intl, Cl II                       American Century VP International, Class II
AC VP Mid Cap Val, Cl II                American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                      American Century VP Ultra(R), Class II
AC VP Val, Cl I                         American Century VP Value, Class I
AC VP Val, Cl II                        American Century VP Value, Class II
Calvert VS Social Bal                   Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B                   Columbia High Yield Fund, Variable Series, Class B(1)
Col Marsico Gro, VS Cl A                Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B           Columbia Marsico International Opportunities Fund, Variable Series, Class B
CS Commodity Return                     Credit Suisse Trust - Commodity Return Strategy Portfolio
CS Mid-Cap Core                         Credit Suisse Trust - Mid-Cap Core Portfolio (previously  Credit Suisse Trust - Mid-Cap
                                           Growth Portfolio)
CS Sm Cap Core I                        Credit Suisse Trust - Small Cap Core I Portfolio (previously Credit Suisse Trust - Small Cap
                                           Growth Portfolio)
Drey VIF Intl Eq, Serv                  Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv                 Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
EV VT Floating-Rate Inc                 Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2          Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                     Evergreen VA International Equity Fund - Class 2
Fid VIP Contrafund, Serv Cl 2           Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
------------------------------------------------------------------------------------------------------------------------------------



64 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                                    FUND
------------------------------------------------------------------------------------------------------------------------------------
Fid VIP Gro & Inc, Serv Cl                    Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl                      Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2                    Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl                     Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2                   Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2            FTVIPT Franklin Global Real Estate Securities Fund - Class 2
                                                (previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2                FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1                FTVIPT Templeton Developing Markets Securities Fund - Class 1
FTVIPT Temp For Sec, Cl 2                     FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst                      Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst                Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst                  Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Global Tech, Serv                 Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv                    Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv                 Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq, Serv                   Lazard Retirement International Equity Portfolio - Service Shares
LM Ptnrs Var Sm Cap Gro, Cl II                Legg Mason Partners Variable Small Cap Growth Portfolio, Class II(2)
MFS Inv Gro Stock, Serv Cl                    MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                          MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl                     MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl                        MFS(R) Utilities Series - Service Class
NB AMT Intl, Cl S                             Neuberger Berman Advisers Management Trust International Portfolio (Class S)
NB AMT Soc Responsive, Cl S                   Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Global Sec VA, Serv                     Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv                 Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv                 Oppenheimer Strategic Bond Fund/VA, Service Shares
Oppen Val VA, Serv                            Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl               PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II                     Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Intl Val VCT, Cl II                   Pioneer International Value VCT Portfolio - Class II Shares(3)
Put VT Hlth Sciences, Cl IB                   Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB                         Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB                    Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                         Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                           Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                                    RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                              RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Core Bond                              RiverSource(R) Variable Portfolio - Core Bond Fund
RVS VP Div Bond                               RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                             RiverSource(R) Variable Portfolio - Diversified Equity Income Fund
RVS VP Emer Mkts                              RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Fundamental Val                        RiverSource(R) Variable Portfolio - Fundamental Value Fund
RVS VP Global Bond                            RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec              RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund
RVS VP Gro                                    RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond                          RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                                RiverSource(R) Variable Portfolio - Income Opportunities Fund
RVS VP Intl Opp                               RiverSource(R) Variable Portfolio - International Opportunity Fund
RVS VP Lg Cap Eq                              RiverSource(R) Variable Portfolio - Large Cap Equity Fund(4)
RVS VP Lg Cap Val                             RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                            RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(5)
RVS VP Mid Cap Val                            RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                                RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Select Val                             RiverSource(R) Variable Portfolio - Select Value Fund
RVS VP Short Duration                         RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund
RVS VP Sm Cap Adv                             RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RVS VP Sm Cap Val                             RiverSource(R) Variable Portfolio - Small Cap Value Fund
Royce Micro-Cap, Invest Cl                    Royce Micro-Cap Portfolio - Investment Class
Third Ave Val                                 Third Avenue Value Portfolio
VanK LIT Comstock, Cl II                      Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK UIF Global Real Est, Cl II               Van Kampen UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II                   Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl Sm Cap                            Wanger International Small Cap
Wanger U.S. Sm Co                             Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 65

SUBACCOUNT                                    FUND
------------------------------------------------------------------------------------------------------------------------------------
WF Adv VT Asset Alloc                         Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                           Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                                 Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro                          Wells Fargo Advantage VT Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------

(1)   Columbia High Yield Fund, Variable Series, Class B merged into Nations
      High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations
      High Yield Bond Portfolio changed its name to Columbia High Yield Fund,
      Variable Series, Class B.

(2) Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on
      April 27, 2007.

(3)   Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer
      International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.

(4)   RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into
      RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17,
      2006.

(5)   RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into
      RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17,
      2006.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.



66 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

RiverSource Life of NY deducts a daily mortality and expense risk fee, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                                   MORTALITY AND EXPENSE RISK FEE
-------------------------------------------------------------------------------
RAVA                                      0.75% to 0.95%
                                          (depending on the contract selected)
-------------------------------------------------------------------------------
RAVA Advantage                            0.75% to 0.95%
                                          (depending on the contract selected)
-------------------------------------------------------------------------------
RAVA Select                               1.00% to 1.20%
                                          (depending on the contract selected)
-------------------------------------------------------------------------------
RAVA Advantage Plus                       0.55% to 0.95%
                                          (depending on the contract selected)
-------------------------------------------------------------------------------
RAVA Select Plus                          0.75% to 1.20%
                                          (depending on the contract selected)
-------------------------------------------------------------------------------
RAVA 4 Advantage                          0.85% to 1.05%
                                          (depending on the contract selected)
-------------------------------------------------------------------------------
RAVA 4 Select                             1.10% to 1.30%
                                          (depending on the contract selected)
-------------------------------------------------------------------------------
RAVA 4 Access                             1.25% to 1.45%
                                          (depending on the contract selected)
-------------------------------------------------------------------------------
FPA                                       1.25%
-------------------------------------------------------------------------------

4. CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year depending upon the product selected. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by RiverSource Life of NY for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 67

6. RELATED PARTY TRANSACTIONS

Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                                   CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                                                      RANGE             PRIOR TO MARCH 1, 2006
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                   0.530% to 0.350%           0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund                            0.330% to 0.150%           0.510% to 0.440%
RiverSource(R) Variable Portfolio - Core Bond Fund                                  0.480% to 0.290%           0.630% to 0.555%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                           0.480% to 0.290%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                  0.600% to 0.375%           0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                           1.100% to 0.900%           1.170% to 1.095%
RiverSource(R) Variable Portfolio - Fundamental Value Fund                          0.730% to 0.600%                        N/A
RiverSource(R) Variable Portfolio - Global Bond Fund                                0.720% to 0.520%           0.840% to 0.780%
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund      0.440% to 0.250%           0.490% to 0.415%
RiverSource(R) Variable Portfolio - Growth Fund                                     0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                            0.590% to 0.360%           0.620% to 0.545%
RiverSource(R) Variable Portfolio - Income Opportunities Fund                       0.610% to 0.380%           0.640% to 0.565%
RiverSource(R) Variable Portfolio - International Opportunity Fund                  0.800% to 0.570%           0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                           0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Large Cap Value Fund                            0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                             0.700% to 0.475%           0.650% to 0.560%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                              0.700% to 0.475%           0.730% to 0.610%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                              0.220% to 0.120%           0.290% to 0.260%
RiverSource(R) Variable Portfolio - Select Value Fund                               0.780% to 0.650%           0.810% to 0.720%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund             0.480% to 0.250%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                        0.790% to 0.665%           0.790% to 0.650%
RiverSource(R) Variable Portfolio - Small Cap Value Fund                            0.970% to 0.870%           1.020% to 0.920%
------------------------------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio -Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Fundamental Value Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Large Cap Value Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RiverSource(R) Variable Portfolio - Select Value Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RiverSource(R) Variable Portfolio - Small Cap Value Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life Insurance Company (RiverSource Life) for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



68 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                                 CURRENT PERCENTAGE             PERCENTAGE RANGE
FUND                                                                                    RANGE                 PRIOR TO OCT. 1, 2005
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                 0.060% to 0.030%              0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund                          0.060% to 0.030%              0.030% to 0.020%
RiverSource(R) Variable Portfolio - Core Bond Fund                                0.070% to 0.040%              0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                         0.070% to 0.040%              0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                0.060% to 0.030%              0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                         0.080% to 0.050%              0.100% to 0.050%
RiverSource(R) Variable Portfolio - Fundamental Value Fund                        0.060% to 0.030%                           N/A
RiverSource(R) Variable Portfolio - Global Bond Fund                              0.080% to 0.050%              0.060% to 0.040%
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund    0.070% to 0.040%              0.050% to 0.025%
RiverSource(R) Variable Portfolio - Growth Fund                                   0.060% to 0.030%              0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                          0.070% to 0.040%              0.050% to 0.025%
RiverSource(R) Variable Portfolio - Income Opportunities Fund                     0.070% to 0.040%              0.050% to 0.025%
RiverSource(R) Variable Portfolio - International Opportunity Fund                0.080% to 0.050%              0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                         0.060% to 0.030%              0.050% to 0.030%
RiverSource(R) Variable Portfolio - Large Cap Value Fund                          0.060% to 0.030%              0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                           0.060% to 0.030%              0.060% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                            0.060% to 0.030%              0.050% to 0.020%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                            0.060% to 0.030%              0.080% to 0.065%
RiverSource(R) Variable Portfolio - Select Value Fund                             0.060% to 0.030%              0.060% to 0.035%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund           0.070% to 0.040%              0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                      0.080% to 0.050%              0.060% to 0.035%
RiverSource(R) Variable Portfolio - Small Cap Value Fund                          0.080% to 0.050%              0.080% to 0.055%
------------------------------------------------------------------------------------------------------------------------------------

The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:

SUBACCOUNT                        FUND                                                                                   PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I            AIM V.I. Capital Appreciation Fund, Series I Shares                                 $      214,094
AIM VI Cap Appr, Ser II           AIM V.I. Capital Appreciation Fund, Series II Shares                                     2,683,320
AIM VI Cap Dev, Ser I             AIM V.I. Capital Development Fund, Series I Shares                                         144,616
AIM VI Cap Dev, Ser II            AIM V.I. Capital Development Fund, Series II Shares                                      1,130,940
AIM VI Core Eq, Ser I             AIM V.I. Core Equity Fund, Series I Shares                                                 436,063
AIM VI Dyn, Ser I                 AIM V.I. Dynamics Fund, Series I Shares                                                     54,939
AIM VI Fin Serv, Ser I            AIM V.I. Financial Services Fund, Series I Shares                                          901,481
AIM VI Fin Serv, Ser II           AIM V.I. Financial Services Fund, Series II Shares                                          69,070
AIM VI Global Hlth Care, Ser II   AIM V.I. Global Health Care Fund, Series II Shares                                       5,888,922
AIM VI Intl Gro, Ser II           AIM V.I. International Growth Fund, Series II Shares                                       265,399
AIM VI Tech, Ser I                AIM V.I. Technology Fund, Series I Shares                                                  761,945
AB VPS Global Tech, Cl B          AllianceBernstein VPS Global Technology Portfolio (Class B)                              2,512,690
AB VPS Gro & Inc, Cl B            AllianceBernstein VPS Growth and Income Portfolio (Class B)                              4,439,020
AB VPS Intl Val, Cl B             AllianceBernstein VPS International Value Portfolio (Class B)                           20,592,189
AB VPS Lg Cap Gro, Cl B           AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                                  18,003
AC VP Intl, Cl I                  American Century VP International, Class I                                                 149,673
AC VP Intl, Cl II                 American Century VP International, Class II                                              1,008,928
AC VP Mid Cap Val, Cl II          American Century VP Mid Cap Value, Class II                                                321,069
AC VP Ultra, Cl II                American Century VP Ultra(R), Class II                                                  13,730,521
AC VP Val, Cl I                   American Century VP Value, Class I                                                       6,442,935
AC VP Val, Cl II                  American Century VP Value, Class II                                                      8,370,409
Calvert VS Social Bal             Calvert Variable Series, Inc. Social Balanced Portfolio                                  1,347,880
Col Hi Yield, VS Cl B             Columbia High Yield Fund, Variable Series, Class B                                       8,164,205
Col Marsico Gro, VS Cl A          Columbia Marsico Growth Fund, Variable Series, Class A                                  21,665,649
Col Marsico Intl Opp, VS Cl B     Columbia Marsico International Opportunities Fund, Variable Series, Class B             10,464,780
CS Commodity Return               Credit Suisse Trust - Commodity Return Strategy Portfolio                                9,184,968
CS Mid-Cap Core                   Credit Suisse Trust - Mid-Cap Core Portfolio                                                36,873
CS Sm Cap Core I                  Credit Suisse Trust - Small Cap Core I Portfolio                                           290,269
Drey VIF Intl Eq, Serv            Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares             65,080
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 69

SUBACCOUNT                           FUND                                                                                 PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
Drey VIF Intl Val, Serv              Dreyfus Variable Investment Fund International Value Portfolio, Service Shares      $    42,235
EV VT Floating-Rate Inc              Eaton Vance VT Floating-Rate Income Fund                                             22,471,969
EG VA Fundamental Lg Cap, Cl 2       Evergreen VA Fundamental Large Cap Fund - Class 2                                       682,797
EG VA Intl Eq, Cl 2                  Evergreen VA International Equity Fund - Class 2                                      1,883,396
Fid VIP Contrafund, Serv Cl 2        Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                              42,966,377
Fid VIP Gro & Inc, Serv Cl           Fidelity(R) VIP Growth & Income Portfolio Service Class                                 597,311
Fid VIP Gro & Inc, Serv Cl 2         Fidelity(R) VIP Growth & Income Portfolio Service Class 2                             3,646,066
Fid VIP Mid Cap, Serv Cl             Fidelity(R) VIP Mid Cap Portfolio Service Class                                       2,483,794
Fid VIP Mid Cap, Serv Cl 2           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    25,168,268
Fid VIP Overseas, Serv Cl            Fidelity(R) VIP Overseas Portfolio Service Class                                        518,622
Fid VIP Overseas, Serv Cl 2          Fidelity(R) VIP Overseas Portfolio Service Class 2                                    3,138,658
FTVIPT Frank Global Real Est, Cl 2   FTVIPT Franklin Global Real Estate Securities Fund - Class 2                          9,021,792
FTVIPT Frank Sm Cap Val, Cl 2        FTVIPT Franklin Small Cap Value Securities Fund - Class 2                             5,643,509
FTVIPT Mutual Shares Sec, Cl 2       FTVIPT Mutual Shares Securities Fund - Class 2                                        8,746,748
FTVIPT Temp Dev Mkts Sec, Cl 1       FTVIPT Templeton Developing Markets Securities Fund - Class 1                         1,110,548
FTVIPT Temp For Sec, Cl 2            FTVIPT Templeton Foreign Securities Fund - Class 2                                       77,136
GS VIT Mid Cap Val, Inst             Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                          16,775,169
GS VIT Structd Sm Cap Eq, Inst       Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares               128,729
GS VIT Structd U.S. Eq, Inst         Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares                  4,391,644
Janus Aspen Global Tech, Serv        Janus Aspen Series Global Technology Portfolio: Service Shares                          469,495
Janus Aspen Intl Gro, Serv           Janus Aspen Series International Growth Portfolio: Service Shares                     2,350,296
Janus Aspen Mid Cap Gro, Serv        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                              90,932
Lazard Retire Intl Eq, Serv          Lazard Retirement International Equity Portfolio - Service Shares                     1,600,479
LM Ptnrs Var Sm Cap Gro, Cl II       Legg Mason Partners Variable Small Cap Growth Portfolio, Class II                       197,576
MFS Inv Gro Stock, Serv Cl           MFS(R) Investors Growth Stock Series - Service Class                                  1,061,515
MFS New Dis, Serv Cl                 MFS(R) New Discovery Series - Service Class                                             719,348
MFS Total Return, Serv Cl            MFS(R) Total Return Series - Service Class                                            2,091,327
MFS Utilities, Serv Cl               MFS(R) Utilities Series - Service Class                                               7,239,174
NB AMT Intl, Cl S                    Neuberger Berman Advisers Management Trust International Portfolio (Class S)          9,767,617
NB AMT Soc Responsive, Cl S          Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)      232,315
Oppen Global Sec VA, Serv            Oppenheimer Global Securities Fund/VA, Service Shares                                 5,535,629
Oppen Main St Sm Cap VA, Serv        Oppenheimer Main Street Small Cap Fund/VA, Service Shares                             2,547,169
Oppen Strategic Bond VA, Serv        Oppenheimer Strategic Bond Fund/VA, Service Shares                                   41,296,012
Oppen Val VA, Serv                   Oppenheimer Value Fund/VA, Service Shares                                                60,459
PIMCO VIT All Asset, Advisor Cl      PIMCO VIT All Asset Portfolio, Advisor Share Class                                   33,343,194
Pioneer Eq Inc VCT, Cl II            Pioneer Equity Income VCT Portfolio - Class II Shares                                 1,275,690
Pioneer Intl Val VCT, Cl II          Pioneer International Value VCT Portfolio - Class II Shares                           1,223,369
Put VT Hlth Sciences, Cl IB          Putnam VT Health Sciences Fund - Class IB Shares                                      2,033,863
Put VT Intl Eq, Cl IB                Putnam VT International Equity Fund - Class IB Shares                                   530,603
Put VT Intl New Opp, Cl IB           Putnam VT International New Opportunities Fund - Class IB Shares                         64,812
Put VT New Opp, Cl IA                Putnam VT New Opportunities Fund - Class IA Shares                                      727,413
Put VT Vista, Cl IB                  Putnam VT Vista Fund - Class IB Shares                                                  329,303
RVS VP Bal                           RiverSource(R) Variable Portfolio - Balanced Fund                                     3,849,971
RVS VP Cash Mgmt                     RiverSource(R) Variable Portfolio - Cash Management Fund                             42,628,750
RVS VP Core Bond                     RiverSource(R) Variable Portfolio - Core Bond Fund                                    2,141,126
RVS VP Div Bond                      RiverSource(R) Variable Portfolio - Diversified Bond Fund                            60,274,476
RVS VP Div Eq Inc                    RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                   52,364,752
RVS VP Emer Mkts                     RiverSource(R) Variable Portfolio - Emerging Markets Fund                            11,356,035
RVS VP Fundamental Val               RiverSource(R) Variable Portfolio - Fundamental Value Fund                           25,028,792
RVS VP Global Bond                   RiverSource(R) Variable Portfolio - Global Bond Fund                                 16,585,810
RVS VP Global Inflation Prot Sec     RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund       24,599,404
RVS VP Gro                           RiverSource(R) Variable Portfolio - Growth Fund                                      10,573,158
RVS VP Hi Yield Bond                 RiverSource(R) Variable Portfolio - High Yield Bond Fund                             10,670,432
RVS VP Inc Opp                       RiverSource(R) Variable Portfolio - Income Opportunities Fund                        19,971,532
RVS VP Intl Opp                      RiverSource(R) Variable Portfolio - International Opportunity Fund                    4,134,960
RVS VP Lg Cap Eq                     RiverSource(R) Variable Portfolio - Large Cap Equity Fund                            66,134,355
RVS VP Lg Cap Val                    RiverSource(R) Variable Portfolio - Large Cap Value Fund                                443,895
RVS VP Mid Cap Gro                   RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                              10,853,006
RVS VP Mid Cap Val                   RiverSource(R) Variable Portfolio - Mid Cap Value Fund                               19,922,323
RVS VP S&P 500                       RiverSource(R) Variable Portfolio - S&P 500 Index Fund                                1,774,675
RVS VP Select Val                    RiverSource(R) Variable Portfolio - Select Value Fund                                   217,202
RVS VP Short Duration                RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund               5,565,867
RVS VP Sm Cap Adv                    RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                          1,995,583
RVS VP Sm Cap Val                    RiverSource(R) Variable Portfolio - Small Cap Value Fund                             11,615,070
Royce Micro-Cap, Invest Cl           Royce Micro-Cap Portfolio - Investment Class                                            616,622
Third Ave Val                        Third Avenue Value Portfolio                                                          1,070,063
------------------------------------------------------------------------------------------------------------------------------------



70 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                        FUND                                                                    PURCHASES
---------------------------------------------------------------------------------------------------------------------
VanK LIT Comstock, Cl II          Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares   $ 27,166,852
VanK UIF Global Real Est, Cl II   Van Kampen UIF Global Real Estate Portfolio, Class II Shares              9,620,979
VanK UIF Mid Cap Gro, Cl II       Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                  6,446,893
Wanger Intl Sm Cap                Wanger International Small Cap                                           13,284,750
Wanger U.S. Sm Co                 Wanger U.S. Smaller Companies                                            13,099,437
WF Adv VT Asset Alloc             Wells Fargo Advantage VT Asset Allocation Fund                              946,592
WF Adv VT Intl Core               Wells Fargo Advantage VT International Core Fund                            256,299
WF Adv VT Opp                     Wells Fargo Advantage VT Opportunity Fund                                   797,065
WF Adv VT Sm Cap Gro              Wells Fargo Advantage VT Small Cap Growth Fund                            1,497,747
---------------------------------------------------------------------------------------------------------------------

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2006:

               AIM VI        AIM VI         AIM VI          AIM VI           AIM VI
              CAP APPR,     CAP APPR,      CAP DEV,        CAP DEV,         CORE EQ,
PRICE LEVEL     SER I        SER II         SER I           SER II           SER I
              ----------------------------------------------------------------------
0.55%           $   --       $ 1.17        $   --          $ 1.32            $   --
0.75%             0.69         1.12          1.30            1.47                --
0.85%               --         1.13            --            1.15                --
0.95%             0.68         1.11          1.29            1.45                --
1.00%               --         1.41            --            1.86                --
1.05%               --         1.13            --            1.15                --
1.10%               --         1.13            --            1.15                --
1.20%               --         1.40            --            1.84                --
1.25%               --           --            --              --                --
1.25%               --         1.13            --            1.15              1.83
1.30%               --         1.13            --            1.15                --
1.45%               --         1.13            --            1.15                --
-------------------------------------------------------------------------------------

                AIM VI       AIM VI        AIM VI           AIM VI          AIM VI
                 DYN,       FIN SERV,     FIN SERV,   GLOBAL HLTH CARE,    INTL GRO,
PRICE LEVEL     SER I        SER I         SER II         SER II            SER II
              -----------------------------------------------------------------------
0.55%           $   --       $ 1.26        $   --          $ 1.03           $  1.39
0.75%             1.27         1.38            --            1.02              1.39
0.85%               --           --          1.15            1.08              1.22
0.95%             1.25         1.36            --            1.02              1.38
1.00%             1.83         1.61            --            1.02              1.38
1.05%               --           --          1.15            1.08              1.22
1.10%               --           --          1.15            1.08              1.22
1.20%             1.82         1.58            --            1.02              1.38
1.25%               --           --            --              --                --
1.25%               --           --          1.15            1.08              1.22
1.30%               --           --          1.15            1.08              1.22
1.45%               --           --          1.15            1.08              1.22
-------------------------------------------------------------------------------------

                AIM VI       AB VPS        AB VPS           AB VPS          AB VPS
                TECH,     GLOBAL TECH,   GRO & INC,        INTL VAL,      LG CAP GRO,
PRICE LEVEL     SER I         CL B          CL B             CL B            CL B
              -----------------------------------------------------------------------
0.55%           $ 1.15       $ 1.14        $ 1.25          $ 1.64            $   --
0.75%             0.80         1.14          1.30            2.52                --
0.85%               --         1.24          1.17            1.23              1.14
0.95%             0.79         1.14          1.29            2.49                --
1.00%             1.52         1.14          1.64            2.78                --
1.05%               --         1.23          1.17            1.23              1.14
1.10%               --         1.23          1.17            1.23              1.14
1.20%             1.50         1.13          1.62            2.75                --
1.25%               --           --            --              --                --
1.25%               --         1.23          1.17            1.23              1.14
1.30%               --         1.23          1.17            1.23              1.14
1.45%               --         1.23          1.17            1.23              1.14
-------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 71

                 AC VP        AC VP          AC VP          AC VP            AC VP
                 INTL,        INTL,       MID CAP VAL,      ULTRA,            VAL,
PRICE LEVEL      CL I         CL II          CL II          CL II             CL I
              ----------------------------------------------------------------------
0.55%           $   --       $ 1.48          $   --       $  1.00          $     --
0.75%             1.03         1.44              --          0.99              1.95
0.85%               --           --            1.17          1.09                --
0.95%             1.02         1.42              --          0.99              1.93
1.00%               --         1.90              --          0.99                --
1.05%               --           --            1.17          1.09                --
1.10%               --           --            1.17          1.09                --
1.20%               --         1.87              --          0.99                --
1.25%               --           --              --            --                --
1.25%               --           --            1.16          1.09              2.63
1.30%               --           --            1.16          1.09                --
1.45%               --           --            1.16          1.09                --
------------------------------------------------------------------------------------

                AC VP                        COL            COL             COL
                 VAL,      CALVERT VS      HI YIELD,    MARSICO GRO,    MARSICO INTL
PRICE LEVEL     CL II      SOCIAL BAL       VS CL B       VS CL A       OPP, VS CL B
              ----------------------------------------------------------------------
0.55%           $ 1.27      $  1.16          $ 1.07        $ 1.02          $   1.07
0.75%             1.59         1.08            1.07          1.02              1.07
0.85%             1.17           --            1.08          1.12              1.21
0.95%             1.57         1.06            1.07          1.02              1.07
1.00%             1.73         1.36            1.07          1.02              1.07
1.05%             1.16           --            1.08          1.12              1.21
1.10%             1.16           --            1.08          1.12              1.21
1.20%             1.72         1.35            1.07          1.02              1.06
1.25%               --           --              --            --                --
1.25%             1.16           --            1.08          1.12              1.20
1.30%             1.16           --            1.08          1.12              1.20
1.45%             1.16           --            1.08          1.12              1.20
------------------------------------------------------------------------------------

                  CS           CS             CS          DREY VIF        DREY VIF
              COMMODITY     MID-CAP         SM CAP        INTL EQ,        INTL VAL,
PRICE LEVEL    RETURN         CORE          CORE I          SERV            SERV
              ----------------------------------------------------------------------
0.55%           $ 0.97       $   --         $   --         $   --          $     --
0.75%             0.97         0.85             --             --                --
0.85%             0.99           --             --           1.16              1.15
0.95%             0.97         0.84             --             --                --
1.00%             0.97           --             --             --                --
1.05%             0.99           --             --           1.16              1.15
1.10%             0.99           --             --           1.16              1.15
1.20%             0.97           --             --             --                --
1.25%               --           --             --             --                --
1.25%             0.99           --           1.26           1.16              1.15
1.30%             0.99           --             --           1.16              1.15
1.45%             0.99           --             --           1.16              1.15
------------------------------------------------------------------------------------



72 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                   EV VT            EG VA           EG VA          FID VIP        FID VIP
                FLOATING-RATE     FUNDAMENTAL      INTL EQ,      CONTRAFUND,    GRO & INC,
PRICE LEVEL         INC          LG CAP, CL 2        CL 2         SERV CL 2      SERV CL
              ----------------------------------------------------------------------------
0.55%              $ 1.03           $   --          $ 1.48          $ 1.03        $  --
0.75%                1.03             1.12            1.48            1.03         1.10
0.85%                1.02             1.14            1.17            1.12           --
0.95%                1.03             1.11            1.47            1.03         1.08
1.00%                1.03             1.48            1.47            1.03           --
1.05%                1.02             1.14            1.17            1.12           --
1.10%                1.02             1.13            1.17            1.12           --
1.20%                1.03             1.45            1.46            1.03           --
1.25%                  --               --              --              --           --
1.25%                1.02             1.13            1.16            1.12           --
1.30%                1.02             1.13            1.16            1.12           --
1.45%                1.02             1.13            1.16            1.11           --
------------------------------------------------------------------------------------------

                  FID VIP          FID VIP         FID VIP        FID VIP        FID VIP
                 GRO & INC,        MID CAP,        MID CAP,      OVERSEAS,      OVERSEAS,
PRICE LEVEL      SERV CL 2         SERV CL        SERV CL 2       SERV CL       SERV CL 2
              ----------------------------------------------------------------------------
0.55%              $ 1.21          $    --         $  1.38          $   --       $ 1.46
0.75%                1.26             1.91            2.06            1.25         1.64
0.85%                  --               --            1.12              --         1.17
0.95%                1.25             1.89            2.04            1.24         1.62
1.00%                1.47               --            2.19              --         2.06
1.05%                  --               --            1.12              --         1.17
1.10%                  --               --            1.12              --         1.16
1.20%                1.45               --            2.17              --         2.04
1.25%                  --               --              --              --           --
1.25%                  --               --            1.12              --         1.16
1.30%                  --               --            1.12              --         1.16
1.45%                  --               --            1.12              --         1.16
------------------------------------------------------------------------------------------

                FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT         FTVIPT
              GLOBAL REAL EST,    SM CAP VAL,    MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR
PRICE LEVEL        CL 2              CL 2          SEC, CL 2       SEC, CL 1     SEC, CL 2
              ----------------------------------------------------------------------------
0.55%              $ 1.42           $ 1.31          $ 1.35          $   --       $   --
0.75%                2.67             2.23            1.51              --         1.71
0.85%                1.22             1.14            1.14              --           --
0.95%                2.64             2.20            1.50              --         1.69
1.00%                2.39             2.00            1.76              --           --
1.05%                1.22             1.14            1.14              --           --
1.10%                1.22             1.14            1.14              --           --
1.20%                2.37             1.98            1.74              --           --
1.25%                  --               --              --              --           --
1.25%                1.22             1.14            1.14            1.50           --
1.30%                1.22             1.14            1.14              --           --
1.45%                1.22             1.14            1.14              --           --
------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 73

                  GS VIT            GS VIT          GS VIT        JANUS ASPEN     JANUS ASPEN
                MID CAP VAL,      STRUCTD SM     STRUCTD U.S.     GLOBAL TECH,     INTL GRO,
PRICE LEVEL         INST         CAP EQ, INST      EQ, INST           SERV            SERV
                -----------------------------------------------------------------------------
0.55%              $ 1.36            $   --         $ 1.22          $   --          $   --
0.75%                2.40              1.65           1.07            0.44            1.46
0.85%                  --                --           1.13              --              --
0.95%                2.37              1.63           1.06            0.44            1.44
1.00%                2.00                --           1.62            1.58            2.91
1.05%                  --                --           1.13              --              --
1.10%                  --                --           1.13              --              --
1.20%                1.98                --           1.61            1.56            2.88
1.25%                  --                --             --              --              --
1.25%                  --                --           1.13              --              --
1.30%                  --                --           1.13              --              --
1.45%                  --                --           1.13              --              --
---------------------------------------------------------------------------------------------

                 JANUS ASPEN         LAZARD        LM PTNRS           MFS            MFS
                MID CAP GRO,         RETIRE       VAR SM CAP     INV GRO STOCK,    NEW DIS,
PRICE LEVEL         SERV         INTL EQ, SERV    GRO, CL II        SERV CL        SERV CL
                -----------------------------------------------------------------------------
0.55%             $    --            $ 1.40         $ 1.18          $ 1.14          $ 1.22
0.75%                0.59              1.29           1.17            0.68            0.94
0.85%                  --                --           1.19            1.13              --
0.95%                0.58              1.29           1.17            0.67            0.92
1.00%                  --              1.90           1.17            1.33            1.54
1.05%                  --                --           1.19            1.13              --
1.10%                  --                --           1.19            1.13              --
1.20%                  --              1.89           1.17            1.32            1.52
1.25%                  --                --             --              --              --
1.25%                  --                --           1.19            1.13              --
1.30%                  --                --           1.19            1.13              --
1.45%                  --                --           1.19            1.13              --
---------------------------------------------------------------------------------------------

                    MFS               MFS            NB AMT         NB AMT          OPPEN
                TOTAL RETURN,      UTILITIES,         INTL,     SOC RESPONSIVE,   GLOBAL SEC
PRICE LEVEL       SERV CL           SERV CL           CL S           CL S          VA, SERV
                -----------------------------------------------------------------------------
0.55%              $ 1.16            $ 1.60         $ 1.05          $   --          $ 1.42
0.75%                1.16              1.78           1.04              --            1.41
0.85%                1.10              1.21           1.19            1.17            1.18
0.95%                1.15              1.76           1.04              --            1.41
1.00%                1.15              2.57           1.04              --            1.40
1.05%                1.10              1.21           1.19            1.17            1.18
1.10%                1.10              1.21           1.19            1.17            1.18
1.20%                1.14              2.61           1.04              --            1.40
1.25%                  --                --             --              --              --
1.25%                1.10              1.21           1.19            1.17            1.18
1.30%                1.10              1.20           1.18            1.17            1.18
1.45%                1.10              1.20           1.18            1.17            1.18



74 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                    OPPEN            OPPEN          OPPEN            PIMCO          PIONEER
                 MAIN ST SM       STRATEGIC        VAL VA,       VIT ALL ASSET,   EQ INC VCT,
PRICE LEVEL     CAP VA, SERV     BOND VA, SERV      SERV           ADVISOR CL        CL II
               ------------------------------------------------------------------------------
0.55%              $ 1.30            $ 1.11        $   --           $ 1.04           $  --
0.75%                1.30              1.11            --             1.04            1.44
0.85%                1.15              1.06          1.07             1.05              --
0.95%                1.29              1.10            --             1.04            1.43
1.00%                1.29              1.10            --             1.04            1.73
1.05%                1.15              1.06          1.07             1.05              --
1.10%                1.15              1.06          1.07             1.05              --
1.20%                1.28              1.10            --             1.04            1.70
1.25%                  --                --            --               --              --
1.25%                1.15              1.06          1.07             1.04              --
1.30%                1.15              1.06          1.07             1.04              --
1.45%                1.15              1.06          1.07             1.04              --
---------------------------------------------------------------------------------------------

                  PIONEER            PUT VT         PUT VT          PUT VT           PUT VT
               INTL VAL VCT,     HLTH SCIENCES,    INTL EQ,      INTL NEW OPP,     NEW OPP,
PRICE LEVEL        CL II             CL IB          CL IB           CL IB           CL IA
               ------------------------------------------------------------------------------
0.55%              $   --            $ 1.19        $ 1.50           $   --           $  --
0.75%                1.01              1.11          1.63             1.08              --
0.85%                  --                --            --               --              --
0.95%                1.01              1.10          1.61             1.06              --
1.00%                1.01              1.35          2.04               --              --
1.05%                  --                --            --               --              --
1.10%                  --                --            --               --              --
1.20%                1.01              1.34          2.02               --              --
1.25%                  --                --            --               --              --
1.25%                  --                --            --               --            1.36
1.30%                  --                --            --               --              --
1.45%                  --                --            --               --              --
---------------------------------------------------------------------------------------------

                   PUT VT
                   VISTA,            RVS VP         RVS VP          RVS VP          RVS VP
PRICE LEVEL        CL IB               BAL        CASH MGMT        CORE BOND       DIV BOND
               ------------------------------------------------------------------------------
0.55%              $ 1.24            $ 1.20        $ 1.06           $ 1.05          $ 1.06
0.75%                0.65              1.11          1.10             1.05            1.29
0.85%                  --              1.12          1.02             1.03            1.04
0.95%                0.64              1.09          1.09             1.04            1.28
1.00%                1.68              1.45          1.04             1.04            1.14
1.05%                  --              1.12          1.02             1.03            1.04
1.10%                  --              1.12          1.01             1.03            1.04
1.20%                1.66              1.44          1.03             1.04            1.13
1.25%                  --              1.12(1)       1.01(1)            --            1.04(1)
1.25%                  --              1.74(2)       1.24(2)          1.03            1.41(2)
1.30%                  --              1.12          1.01             1.03            1.04
1.45%                  --              1.12          1.01             1.03            1.03
---------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 75

                                                    RVS VP                             RVS VP
                   RVS VP          RVS VP         FUNDAMENTAL          RVS VP     GLOBAL INFLATION
PRICE LEVEL       DIV EQ INC      EMER MKTS           VAL           GLOBAL BOND       PROT SEC
                 ----------------------------------------------------------------------------------
0.55%              $ 1.41          $ 1.92           $ 1.09          $ 1.03            $ 1.05
0.75%                1.78            2.46             1.09            1.47              1.04
0.85%                1.14            1.29             1.12            1.04              1.01
0.95%                1.77            2.43             1.08            1.45              1.04
1.00%                2.17            3.03             1.08            1.26              1.04
1.05%                1.14            1.29             1.12            1.03              1.01
1.10%                1.14            1.29             1.12            1.03              1.01
1.20%                2.15            3.00             1.08            1.25              1.03
1.25%                  --              --               --            1.03(1)             --
1.25%                1.14            1.29             1.12            1.48(2)           1.01
1.30%                1.14            1.29             1.11            1.03              1.01
1.45%                1.14            1.29             1.11            1.03              1.01
--------------------------------------------------------------------------------------------------

                    RVS VP          RVS VP          RVS VP           RVS VP            RVS VP
PRICE LEVEL          GRO         HI YIELD BOND      INC OPP         INTL OPP          LG CAP EQ
                 ---------------------------------------------------------------------------------
0.55%              $ 1.24          $ 1.15           $ 1.11          $ 1.48            $ 1.25
0.75%                0.60            1.40             1.11            1.07              0.90
0.85%                1.16            1.07             1.06            1.17              1.16
0.95%                0.59            1.39             1.10            1.06              0.89
1.00%                1.44            1.59             1.10            2.00              1.49
1.05%                1.16            1.07             1.06            1.17              1.16
1.10%                1.16            1.07             1.06            1.17              1.16
1.20%                1.42            1.58             1.10            1.98              1.48
1.25%                  --            1.07(1)            --            1.16(1)           1.16(1)
1.25%                1.16            1.48(2)          1.06            1.46(2)           1.51(2)
1.30%                1.15            1.06             1.06            1.16              1.16
1.45%                1.15            1.06             1.05            1.16              1.16
--------------------------------------------------------------------------------------------------

                   RVS VP            RVS VP          RVS VP         RVS VP             RVS VP
PRICE LEVEL      LG CAP VAL       MID CAP GRO     MID CAP VAL       S&P 500          SELECT VAL
                 ---------------------------------------------------------------------------------
0.55%              $ 1.27          $ 1.13           $ 1.22         $  1.22            $ 1.20
0.75%                1.27            1.22             1.36            1.01              1.20
0.85%                1.16            1.13             1.12            1.15              1.12
0.95%                1.26            1.20             1.36            1.00              1.19
1.00%                1.26            1.39             1.36            1.55              1.19
1.05%                1.16            1.13             1.12            1.15              1.12
1.10%                1.16            1.13             1.12            1.15              1.12
1.20%                1.25            1.38             1.35            1.54              1.18
1.25%                  --            1.13(1)            --              --                --
1.25%                1.16            0.96(2)          1.12            1.15              1.12
1.30%                1.16            1.13             1.12            1.14              1.12
1.45%                1.15            1.13             1.12            1.14              1.12
--------------------------------------------------------------------------------------------------



76 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                       ROYCE
                   RVS VP              RVS VP         RVS VP         MICRO-CAP,       THIRD AVE
PRICE LEVEL    SHORT DURATION        SM CAP ADV     SM CAP VAL       INVEST CL           VAL
               ---------------------------------------------------------------------------------
0.55%              $ 1.05             $ 1.20          $ 1.32          $   --           $   --
0.75%                1.19               1.44            1.91            2.45             2.44
0.85%                1.02               1.14            1.16              --               --
0.95%                1.18               1.42            1.89            2.42             2.41
1.00%                1.04               1.92            2.02              --               --
1.05%                1.02               1.14            1.16              --               --
1.10%                1.02               1.14            1.16              --               --
1.20%                1.03               1.91            2.00              --               --
1.25%                  --                 --              --              --               --
1.25%                1.02               1.14            1.16              --               --
1.30%                1.02               1.14            1.16              --               --
1.45%                1.02               1.14            1.16              --               --
------------------------------------------------------------------------------------------------

                  VANK LIT           VANK UIF        VANK UIF
                 COMSTOCK,       GLOBAL REAL EST,   MID CAP GRO,      WANGER           WANGER
PRICE LEVEL        CL II              CL II            CL II        INTL SM CAP      U.S. SM CO
               ---------------------------------------------------------------------------------
0.55%              $ 1.23             $ 1.23          $ 0.99          $ 1.79           $ 1.24
0.75%                1.23               1.23            0.99            1.69             1.85
0.85%                1.13               1.25            1.15            1.23             1.12
0.95%                1.22               1.22            0.99            1.67             1.82
1.00%                1.22               1.22            0.99            3.17             1.94
1.05%                1.13               1.25            1.15            1.23             1.12
1.10%                1.13               1.25            1.15            1.23             1.12
1.20%                1.22               1.22            0.99            3.15             1.93
1.25%                  --                 --              --              --               --
1.25%                1.13               1.25            1.14            1.23             1.12
1.30%                1.13               1.25            1.14            1.23             1.12
1.45%                1.13               1.25            1.14            1.23             1.12
------------------------------------------------------------------------------------------------

                                     WF ADV VT       WF ADV VT       WF ADV VT         WF ADV VT
PRICE LEVEL                         ASSET ALLOC      INTL CORE          OPP           SM CAP GRO
                                    ------------------------------------------------------------
0.55%                                 $   --           $  --          $ 1.24           $ 1.28
0.75%                                   1.28            1.28            1.36             1.18
0.85%                                     --              --            1.16             1.22
0.95%                                   1.26            1.26            1.35             1.17
1.00%                                   1.46            1.79            1.76             1.94
1.05%                                     --              --            1.16             1.22
1.10%                                     --              --            1.16             1.22
1.20%                                   1.43            1.76            1.75             1.93
1.25%                                     --              --              --               --
1.25%                                     --              --            1.16             1.22
1.30%                                     --              --            1.16             1.22
1.45%                                     --              --            1.15             1.22
------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 77

The following is a summary of units outstanding at Dec. 31, 2006:

                                                 AIM VI      AIM VI        AIM VI          AIM VI          AIM VI
                                               CAP APPR,    CAP APPR,     CAP DEV,        CAP DEV,        CORE EQ,
PRICE LEVEL                                      SER I       SER II        SER I           SER II           SER I
                                               --------------------------------------------------------------------
0.55%                                                 --        6,321           --              --               --
0.75%                                            820,577    5,570,986      646,401       1,132,211               --
0.85%                                                 --       45,401           --         165,404               --
0.95%                                          1,117,055    3,201,636      308,397         711,379               --
1.00%                                                 --      672,712           --          66,698               --
1.05%                                                 --       19,446           --          32,773               --
1.10%                                                 --           --           --           2,199               --
1.20%                                                 --      651,175           --         139,577               --
1.25%                                                 --           --           --              --               --
1.25%                                                 --           --           --           5,152       15,910,988
1.30%                                                 --           --           --              --               --
1.45%                                                 --           --           --              --               --
-------------------------------------------------------------------------------------------------------------------
Total                                          1,937,632   10,167,677      954,798       2,255,393       15,910,988
-------------------------------------------------------------------------------------------------------------------

                                                 AIM VI      AIM VI        AIM VI          AIM VI          AIM VI
                                                  DYN,      FIN SERV,     FIN SERV,   GLOBAL HLTH CARE,   INTL GRO,
PRICE LEVEL                                      SER I       SER I         SER II          SER II          SER II
                                               --------------------------------------------------------------------
0.55%                                                 --        4,177           --          83,062               --
0.75%                                            379,470      540,489           --       1,895,735           32,074
0.85%                                                 --           --       37,328       1,003,728           99,933
0.95%                                            406,932      473,372           --         892,011           40,995
1.00%                                             12,824      110,387           --         540,329            9,341
1.05%                                                 --           --       22,219         541,751           33,070
1.10%                                                 --           --            6         256,094              139
1.20%                                                 --       40,566           --         299,788            4,370
1.25%                                                 --           --           --              --               --
1.25%                                                 --           --           --           4,131              166
1.30%                                                 --           --           --         205,861               --
1.45%                                                 --           --           --           7,427               --
-------------------------------------------------------------------------------------------------------------------
Total                                            799,226    1,168,991       59,553       5,729,917          220,088
-------------------------------------------------------------------------------------------------------------------

                                                AIM VI       AB VPS        AB VPS         AB VPS           AB VPS
                                                 TECH,     GLOBAL TECH,  GRO & INC,      INTL VAL,      LG CAP GRO,
PRICE LEVEL                                      SER I        CL B          CL B           CL B             CL B
                                               --------------------------------------------------------------------
0.55%                                             12,027       46,310          496         102,973               --
0.75%                                          1,349,615      745,985   10,042,242      11,403,626               --
0.85%                                                 --      368,550       98,405       2,321,926           15,314
0.95%                                            976,516      301,595    5,776,655       6,633,283               --
1.00%                                            103,393      150,251      766,786       1,894,991               --
1.05%                                                 --      206,344       88,684       1,362,786               --
1.10%                                                 --       75,265        3,296         479,039               --
1.20%                                             65,980       87,464      623,318       1,519,561               --
1.25%                                                 --           --           --              --               --
1.25%                                                 --        1,492           --          23,757               --
1.30%                                                 --       57,627        7,339         431,146               --
1.45%                                                 --          292           --          42,679               --
-------------------------------------------------------------------------------------------------------------------
Total                                          2,507,531    2,041,175   17,407,221      26,215,767           15,314
-------------------------------------------------------------------------------------------------------------------



78 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                 AC VP        AC VP        AC VP           AC VP           AC VP
                                                 INTL,        INTL,     MID CAP VAL,       ULTRA,           VAL,
PRICE LEVEL                                      CL I        CL II         CL II           CL II            CL I
                                               --------------------------------------------------------------------
0.55%                                                 --           --           --         193,075               --
0.75%                                            801,034    1,718,341           --       4,333,270        1,259,631
0.85%                                                 --           --      221,633       2,202,165               --
0.95%                                          1,194,192    1,663,914           --       1,987,226        1,738,697
1.00%                                                 --      237,917           --       1,282,557               --
1.05%                                                 --           --       36,050       1,062,600               --
1.10%                                                 --           --        3,635         538,249               --
1.20%                                                 --      158,271           --         663,925               --
1.25%                                                 --           --           --              --               --
1.25%                                                 --           --           --           8,604       13,510,682
1.30%                                                 --           --       19,395         393,410               --
1.45%                                                 --           --           --          16,925               --
-------------------------------------------------------------------------------------------------------------------
Total                                          1,995,226    3,778,443      280,713      12,682,006       16,509,010
-------------------------------------------------------------------------------------------------------------------

                                                 AC VP                       COL            COL            COL
                                                  VAL,     CALVERT VS      HI YIELD,     MARSICO GRO,  MARSICO INTL
PRICE LEVEL                                      CL II     SOCIAL BAL      VS CL B         VS CL A     OPP, VS CL B
                                              ---------------------------------------------------------------------
0.55%                                             10,064          386        7,359         122,582          344,186
0.75%                                         10,956,827    1,454,547    2,297,304       7,245,748        3,547,727
0.85%                                            508,742           --      202,002       3,407,531        1,471,464
0.95%                                          6,789,053    1,877,989    1,573,428       3,929,407        1,770,442
1.00%                                          1,764,999       73,826      500,014       2,140,014          959,767
1.05%                                            115,896           --       40,503       1,902,740          814,598
1.10%                                             18,823           --       15,931         897,439          369,701
1.20%                                          1,347,023      288,383      688,902       1,164,203          548,605
1.25%                                                 --           --           --              --               --
1.25%                                             19,592           --        7,092          21,354           10,405
1.30%                                             76,261           --       91,813         656,493          274,546
1.45%                                                 --           --       10,666          89,477           18,791
-------------------------------------------------------------------------------------------------------------------
Total                                         21,607,280    3,695,131    5,435,014      21,576,988       10,130,232
-------------------------------------------------------------------------------------------------------------------

                                                   CS          CS           CS           DREY VIF        DREY VIF
                                               COMMODITY     MID-CAP      SM CAP         INTL EQ,        INTL VAL,
PRICE LEVEL                                      RETURN       CORE        CORE I           SERV            SERV
                                               --------------------------------------------------------------------
0.55%                                             90,471           --           --              --               --
0.75%                                          2,781,547      249,301           --              --               --
0.85%                                          1,502,752           --           --          13,082            6,616
0.95%                                          1,557,550      308,190           --              --               --
1.00%                                          1,051,884           --           --              --               --
1.05%                                            829,640           --           --          35,276           32,123
1.10%                                            406,519           --           --          11,429               --
1.20%                                            479,280           --           --              --               --
1.25%                                                 --           --           --              --               --
1.25%                                              9,079           --   13,914,708              --               --
1.30%                                            298,017           --           --              --               --
1.45%                                             20,624           --           --              --               --
-------------------------------------------------------------------------------------------------------------------
Total                                          9,027,363      557,491   13,914,708          59,787           38,739
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 79

                                       EV VT            EG VA              EG VA          FID VIP      FID VIP
                                   FLOATING-RATE     FUNDAMENTAL         INTL EQ,       CONTRAFUND,   GRO & INC,
PRICE LEVEL                             INC          LG CAP, CL 2          CL 2          SERV CL 2     SERV CL
                                  ------------------------------------------------------------------------------
0.55%                                    86,082               --           14,143          365,669            --
0.75%                                 6,661,592        1,349,405        1,366,125       14,294,825     2,651,433
0.85%                                 2,823,549           55,424           94,336        5,888,122            --
0.95%                                 3,669,364          843,051          813,372        7,042,224     3,369,303
1.00%                                 2,643,752          396,898          522,340        3,713,151            --
1.05%                                 1,837,199           63,771           75,457        3,236,191            --
1.10%                                   805,761               --               --        1,504,280            --
1.20%                                 1,076,659          108,263          226,432        2,205,778            --
1.25%                                        --               --               --               --            --
1.25%                                   106,671               --               --           42,305            --
1.30%                                   700,102               --            8,518        1,284,221            --
1.45%                                   284,659               --               --           79,182            --
----------------------------------------------------------------------------------------------------------------
Total                                20,695,390        2,816,812        3,120,723       39,655,948     6,020,736
----------------------------------------------------------------------------------------------------------------

                                      FID VIP          FID VIP           FID VIP          FID VIP      FID VIP
                                     GRO & INC,        MID CAP,         MID CAP,         OVERSEAS,    OVERSEAS,
PRICE LEVEL                          SERV CL 2         SERV CL          SERV CL 2         SERV CL     SERV CL 2
                                  ------------------------------------------------------------------------------
0.55%                                     3,817               --          101,891               --           132
0.75%                                12,328,564        2,925,430       17,465,677        1,016,066     5,780,832
0.85%                                        --               --        2,559,701               --       207,165
0.95%                                 9,098,835        3,268,979       10,748,884        1,258,197     3,932,888
1.00%                                 2,167,123               --        3,027,689               --       513,379
1.05%                                        --               --        1,122,240               --       191,084
1.10%                                        --               --          506,612               --        20,851
1.20%                                 1,936,787               --        2,082,120               --       455,551
1.25%                                        --               --               --               --            --
1.25%                                        --               --           12,512               --            --
1.30%                                        --               --          338,074               --        36,389
1.45%                                        --               --           31,588               --            --
----------------------------------------------------------------------------------------------------------------
Total                                25,535,126        6,194,409       37,996,988        2,274,263    11,138,271
----------------------------------------------------------------------------------------------------------------

                                    FTVIPT FRANK     FTVIPT FRANK        FTVIPT           FTVIPT       FTVIPT
                                  GLOBAL REAL EST,   SM CAP VAL,    MUTUAL SHARES     TEMP DEV MKTS   TEMP FOR
PRICE LEVEL                             CL 2             CL 2           SEC, CL 2       SEC, CL 1     SEC, CL 2
                                  ------------------------------------------------------------------------------
0.55%                                    19,338           10,129           28,044               --            --
0.75%                                 8,095,843        5,190,299        9,111,637               --       252,335
0.85%                                   515,125          500,344          464,661               --            --
0.95%                                 5,455,000        3,539,608        4,582,838               --       248,027
1.00%                                   799,824          910,564        1,732,552               --            --
1.05%                                   312,552          209,484          337,806               --            --
1.10%                                     3,726           46,563          170,285               --            --
1.20%                                   652,655          672,109        1,045,440               --            --
1.25%                                        --               --               --               --            --
1.25%                                     1,126            1,669            8,425       13,247,751            --
1.30%                                    10,185           16,039          101,201               --            --
1.45%                                     1,661           16,491            1,759               --            --
----------------------------------------------------------------------------------------------------------------
Total                                15,867,035       11,113,299       17,584,648       13,247,751       500,362
----------------------------------------------------------------------------------------------------------------



80 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                       GS VIT           GS VIT          GS VIT         JANUS ASPEN    JANUS ASPEN
                                    MID CAP VAL,      STRUCTD SM     STRUCTD U.S.     GLOBAL TECH,     INTL GRO,
PRICE LEVEL                             INST         CAP EQ, INST      EQ, INST           SERV           SERV
                                    -----------------------------------------------------------------------------
0.55%                                    30,301               --           4,806              --              --
0.75%                                10,265,609          239,981      10,535,374       1,138,471       4,995,153
0.85%                                        --               --         173,451              --              --
0.95%                                 7,396,519          372,434       7,045,831       1,145,455       4,122,597
1.00%                                 2,090,808               --       1,109,266          23,599         206,463
1.05%                                        --               --         161,627              --              --
1.10%                                        --               --          14,921              --              --
1.20%                                 1,607,479               --         670,170          26,961         112,171
1.25%                                        --               --              --              --              --
1.25%                                        --               --             701              --              --
1.30%                                        --               --          55,225              --              --
1.45%                                        --               --           1,751              --              --
-----------------------------------------------------------------------------------------------------------------
Total                                21,390,716          612,415      19,773,123       2,334,486       9,436,384
-----------------------------------------------------------------------------------------------------------------

                                    JANUS ASPEN         LAZARD         LM PTNRS            MFS             MFS
                                    MID CAP GRO,        RETIRE        VAR SM CAP     INV GRO STOCK,     NEW DIS,
PRICE LEVEL                             SERV         INTL EQ, SERV    GRO, CL II         SERV CL         SERV CL
                                    -----------------------------------------------------------------------------
0.55%                                        --               --              --           3,856           6,141
0.75%                                   848,020        3,395,413          34,681       7,893,106       4,030,688
0.85%                                        --               --          19,633             850              --
0.95%                                 1,225,830        3,419,785          38,220       4,618,157       2,844,327
1.00%                                        --          382,593             271         340,443         177,511
1.05%                                        --               --           1,060          27,697              --
1.10%                                        --               --               6              --              --
1.20%                                        --          405,621             717         310,999         242,901
1.25%                                        --               --              --              --              --
1.25%                                        --               --              --              --              --
1.30%                                        --               --              --              --              --
1.45%                                        --               --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Total                                 2,073,850        7,603,412          94,588      13,195,108       7,301,568
-----------------------------------------------------------------------------------------------------------------

                                         MFS              MFS           NB AMT           NB AMT         OPPEN
                                    TOTAL RETURN,      UTILITIES,        INTL,      SOC RESPONSIVE,   GLOBAL SEC
PRICE LEVEL                            SERV CL           SERV CL         CL S            CL S          VA, SERV
                                    -----------------------------------------------------------------------------
0.55%                                     2,787           10,970         107,252              --           9,429
0.75%                                 1,992,514        3,617,306       3,236,078              --       3,158,128
0.85%                                   238,619          314,199       1,549,988          94,844         437,101
0.95%                                   881,973        2,801,139       1,599,603              --       2,318,875
1.00%                                   177,807          577,973       1,042,131              --         790,428
1.05%                                    18,425          261,186         862,934          66,851         177,984
1.10%                                    13,509            4,359         426,678          42,048          41,241
1.20%                                   521,043          337,772         558,142              --         612,052
1.25%                                        --               --              --              --              --
1.25%                                        --            1,662           9,325              --           1,092
1.30%                                       986           29,420         344,609              --          17,682
1.45%                                     1,796               --          19,154              --          22,914
-----------------------------------------------------------------------------------------------------------------
Total                                 3,849,459        7,955,986       9,755,894         203,743       7,586,926
-----------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 81

                                       OPPEN             OPPEN            OPPEN         PIMCO          PIONEER
                                     MAIN ST SM        STRATEGIC         VAL VA,    VIT ALL ASSET,   EQ INC VCT,
PRICE LEVEL                         CAP VA, SERV      BOND VA, SERV       SERV        ADVISOR CL        CL II
                                    -------------------------------------------------------------------------------
0.55%                                     2,710           133,355             --        219,716               --
0.75%                                 1,203,681        20,584,538             --      9,474,615        3,381,010
0.85%                                    92,557         4,287,037         48,873      5,361,734               --
0.95%                                   882,600        11,810,572             --      4,812,122        1,326,235
1.00%                                    85,396         4,804,174             --      3,380,249          427,852
1.05%                                   105,480         2,853,159          5,002      3,210,191               --
1.10%                                     4,805         1,314,232             --      1,615,369               --
1.20%                                   385,497         3,059,812             --      1,791,884          211,756
1.25%                                        --                --             --             --               --
1.25%                                        --            43,476             --         51,025               --
1.30%                                    17,046           891,654             --      1,204,008               --
1.45%                                     1,939           102,661             --        106,494               --
-------------------------------------------------------------------------------------------------------------------
Total                                 2,781,711        49,884,670         53,875      31,227,407       5,346,853
-------------------------------------------------------------------------------------------------------------------

                                       PIONEER           PUT VT         PUT VT           PUT VT         PUT VT
                                    INTL VAL VCT,    HLTH SCIENCES,    INTL EQ,      INTL NEW OPP,     NEW OPP,
PRICE LEVEL                             CL II            CL IB         CL IB            CL IB          CL IA
                                    -------------------------------------------------------------------------------
0.55%                                        --            16,771             --              --              --
0.75%                                   623,412         1,397,344      2,803,454       1,025,938              --
0.85%                                        --                --             --              --              --
0.95%                                   313,542           899,542      1,654,699         973,752              --
1.00%                                   218,316           404,784        228,864              --              --
1.05%                                        --                --             --              --              --
1.10%                                        --                --             --              --              --
1.20%                                    67,700           176,924        101,508              --              --
1.25%                                        --                --             --              --              --
1.25%                                        --                --             --              --      12,653,469
1.30%                                        --                --             --              --              --
1.45%                                        --                --             --              --              --
-------------------------------------------------------------------------------------------------------------------
Total                                 1,222,970         2,895,365      4,788,525       1,999,690      12,653,469
-------------------------------------------------------------------------------------------------------------------

                                       PUT VT
                                       VISTA,            RVS VP         RVS VP          RVS VP          RVS VP
PRICE LEVEL                            CL IB              BAL         CASH MGMT       CORE BOND        DIV BOND
                                    -------------------------------------------------------------------------------
0.55%                                     1,651                --         37,968         203,873         409,907
0.75%                                 2,463,545         2,358,669     14,586,603       1,271,215      31,452,912
0.85%                                        --            25,866      2,373,930          44,837       9,493,591
0.95%                                 1,563,482         1,671,874     11,539,522         895,476      21,044,978
1.00%                                     5,434           222,412      1,762,180         217,862       8,382,744
1.05%                                        --            49,781        740,783          51,591       6,141,013
1.10%                                        --                --         76,133           1,105       2,798,227
1.20%                                    24,429           197,998      1,985,735         239,884       5,478,103
1.25%                                        --             5,586(1)      82,995(1)           --          95,988(1)
1.25%                                        --        10,785,762(2)   3,890,715(2)          862      10,286,330(2)
1.30%                                        --            12,389        384,826          32,322       2,248,464
1.45%                                        --             9,280        286,808              --         221,249
-------------------------------------------------------------------------------------------------------------------
Total                                 4,058,541        15,339,617     37,748,198       2,959,027      98,053,506
-------------------------------------------------------------------------------------------------------------------



82 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                   RVS VP                         RVS VP
                                      RVS VP        RVS VP       FUNDAMENTAL      RVS VP     GLOBAL INFLATION
PRICE LEVEL                         DIV EQ INC     EMER MKTS         VAL       GLOBAL BOND       PROT SEC
                                   --------------------------------------------------------------------------
0.55%                                  416,333        64,224        218,078        89,243           71,107
0.75%                               25,789,582     3,067,360      7,763,593     9,253,286       10,577,533
0.85%                                5,495,544     1,064,698      4,092,302     2,628,846        3,499,895
0.95%                               17,788,095     2,077,811      3,579,515     6,731,012        5,558,148
1.00%                                4,316,543       539,124      2,673,759     2,526,207        3,434,722
1.05%                                3,454,033       586,320      2,317,999     1,653,664        2,249,068
1.10%                                1,336,919       247,513      1,142,507       760,781        1,051,740
1.20%                                3,601,108       380,703      1,336,278     2,116,471        2,120,022
1.25%                                       --            --             --        28,332(1)            --
1.25%                                   37,380         4,906         25,776     3,492,054(2)        37,700
1.30%                                1,118,089       192,898        858,960       610,577          868,271
1.45%                                   75,458         8,857         61,479        57,999           82,693
-------------------------------------------------------------------------------------------------------------
Total                               63,429,084     8,234,414     24,070,246    29,948,472       29,550,899
-------------------------------------------------------------------------------------------------------------

                                      RVS VP        RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                            GRO       HI YIELD BOND     INC OPP       INTL OPP       LG CAP EQ
                                   --------------------------------------------------------------------------
0.55%                                   12,330        22,205         87,709         3,462           14,239
0.75%                               12,216,721    14,821,716      6,652,561     3,256,916       19,410,611
0.85%                                   38,985       198,968      3,255,179        84,644            3,554
0.95%                                7,584,736    11,919,332      3,835,255     3,064,738       11,629,058
1.00%                                  972,564     1,921,124      2,348,696       354,313        1,439,576
1.05%                                  127,538       147,200      2,188,077        99,931           38,551
1.10%                                    8,345        43,910        984,389         2,266               --
1.20%                                  531,460     2,004,353      1,257,469       243,239          865,437
1.25%                                       --           496(1)          --            --(1)            --(1)
1.25%                                       --     8,611,765(2)      30,061    12,087,736(2)    28,231,361(2)
1.30%                                       --        39,895        761,386        20,918               --
1.45%                                       --            --         75,115         7,505               --
-------------------------------------------------------------------------------------------------------------
Total                               21,492,679    39,730,964     21,475,897    19,225,668       61,632,387
-------------------------------------------------------------------------------------------------------------

                                      RVS VP        RVS VP          RVS VP        RVS VP         RVS VP
PRICE LEVEL                         LG CAP VAL    MID CAP GRO    MID CAP VAL     S&P 500       SELECT VAL
                                   --------------------------------------------------------------------------
0.55%                                       --           163        353,129           399              200
0.75%                                  187,014     1,559,915      5,107,521     8,282,187          380,574
0.85%                                   21,717           868      2,768,941        16,901               --
0.95%                                  175,131     1,092,104      2,846,305     6,656,249          141,649
1.00%                                   43,159       210,249      1,468,287     1,065,299           63,379
1.05%                                    3,741         7,486      1,741,891        52,179            1,643
1.10%                                      108            35        754,035            --                7
1.20%                                   28,840        58,658      1,132,063       735,233           19,507
1.25%                                       --            --(1)          --            --               --
1.25%                                       --     6,418,028(2)      10,936            --               --
1.30%                                       --         2,254        591,469            --               --
1.45%                                       --            --         23,803         9,884               --
-------------------------------------------------------------------------------------------------------------
Total                                  459,710     9,349,760     16,798,380    16,818,331          606,959
-------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 83

                                                                                         ROYCE
                                       RVS VP            RVS VP           RVS VP       MICRO-CAP,    THIRD AVE
PRICE LEVEL                        SHORT DURATION      SM CAP ADV       SM CAP VAL     INVEST CL        VAL
                                   ---------------------------------------------------------------------------
0.55%                                     2,544               --          105,745              --           --
0.75%                                 9,054,524        2,441,617        7,148,896         703,451    1,416,302
0.85%                                    73,721           12,615        1,380,851              --           --
0.95%                                 7,765,008        1,998,454        4,430,160         780,161    1,667,046
1.00%                                 1,264,774          324,930        1,021,347              --           --
1.05%                                    22,809           20,745          673,213              --           --
1.10%                                     4,547            1,096          346,140              --           --
1.20%                                   991,385          336,606          773,910              --           --
1.25%                                        --               --               --              --           --
1.25%                                        --               --            5,370              --           --
1.30%                                        --            7,999          278,820              --           --
1.45%                                    12,827               --            9,494              --           --
--------------------------------------------------------------------------------------------------------------
Total                                19,192,139        5,144,062       16,173,946       1,483,612    3,083,348
--------------------------------------------------------------------------------------------------------------

                                      VANK LIT          VANK UIF         VANK UIF
                                      COMSTOCK,     GLOBAL REAL EST,   MID CAP GRO,      WANGER       WANGER
PRICE LEVEL                             CL II             CL II           CL II       INTL SM CAP   U.S. SM CO
                                   ---------------------------------------------------------------------------
0.55%                                   238,125           77,748           79,286          73,522       62,089
0.75%                                13,973,761        2,781,078        2,389,191      12,711,249   14,501,709
0.85%                                 4,171,874        1,376,090          984,599       1,466,057      974,905
0.95%                                 6,990,165        1,445,112        1,081,803       8,968,931   11,009,356
1.00%                                 3,791,455          845,960          648,192       1,256,074    2,491,744
1.05%                                 2,277,671          857,518          524,123         855,473      455,507
1.10%                                 1,128,527          377,562          258,919         342,633      131,816
1.20%                                 2,626,273          442,524          353,281         949,165    1,951,110
1.25%                                        --               --               --              --           --
1.25%                                    15,001           10,660            7,062           5,616        2,390
1.30%                                   832,277          279,032          201,769         271,562      102,905
1.45%                                    92,521           22,278           12,036          10,528       11,813
--------------------------------------------------------------------------------------------------------------
Total                                36,137,650        8,515,562        6,540,261      26,910,810   31,695,344
--------------------------------------------------------------------------------------------------------------

                                                       WF ADV VT         WF ADV VT     WF ADV VT     WF ADV VT
PRICE LEVEL                                           ASSET ALLOC        INTL CORE        OPP       SM CAP GRO
                                                    ----------------------------------------------------------
0.55%                                                         --               --              --           --
0.75%                                                  2,476,851        1,118,215       1,280,991    1,761,749
0.85%                                                         --               --          36,643       19,227
0.95%                                                  2,018,165          509,600       1,174,572    1,302,926
1.00%                                                    385,662           30,251          75,522      184,513
1.05%                                                         --               --          66,707       96,482
1.10%                                                         --               --               8        5,393
1.20%                                                    200,365           31,313          48,178      115,823
1.25%                                                         --               --              --           --
1.25%                                                         --               --              --        6,909
1.30%                                                         --               --              --       16,357
1.45%                                                         --               --              --           --
--------------------------------------------------------------------------------------------------------------
Total                                                  5,081,043        1,689,379       2,682,621    3,509,379
--------------------------------------------------------------------------------------------------------------



84 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2006:

                                     AIM VI        AIM VI         AIM VI            AIM VI           AIM VI
                                    CAP APPR,     CAP APPR,      CAP DEV,          CAP DEV,         CORE EQ,
PRICE LEVEL                           SER I        SER II         SER I             SER II            SER I
                                   ---------------------------------------------------------------------------
0.55%                              $       --   $     7,391    $         --     $         94      $         --
0.75%                                 565,225     6,261,608         841,571        1,660,165                --
0.85%                                      --        51,401              --          190,617                --
0.95%                                 759,532     3,556,593         396,328        1,032,105                --
1.00%                                      --       950,459              --          123,902                --
1.05%                                      --        21,996              --           37,735                --
1.10%                                      --           110              --            2,615                --
1.20%                                      --       912,558              --          257,109                --
1.25%                                      --            --              --               --                --
1.25%                                      --           110              --            6,010        29,289,166
1.30%                                      --           110              --               83                --
1.45%                                      --           110              --               83                --
--------------------------------------------------------------------------------------------------------------
Total                              $1,324,757   $11,762,446    $  1,237,899     $  3,310,518      $ 29,289,166
--------------------------------------------------------------------------------------------------------------

                                     AIM VI        AIM VI         AIM VI           AIM VI            AIM VI
                                      DYN,        FIN SERV,      FIN SERV,    GLOBAL HLTH CARE,     INTL GRO,
PRICE LEVEL                           SER I         SER I         SER II           SER II            SER II
                                   ---------------------------------------------------------------------------
0.55%                              $       --   $     5,379    $         --     $     85,189      $        239
0.75%                                 479,968       745,165              --        1,941,652            44,442
0.85%                                      --            --          42,995        1,085,323           121,810
0.95%                                 509,141       645,677              --          912,397            56,671
1.00%                                  23,468       177,202              --          552,489            12,906
1.05%                                      --            --          25,543          585,148            40,274
1.10%                                      --            --              92          276,611               316
1.20%                                      64        64,149              --          306,125             6,023
1.25%                                      --            --              --               --                --
1.25%                                      --            --              85            4,564               350
1.30%                                      --            --              85          222,144               147
1.45%                                      --            --              85            8,114               147
--------------------------------------------------------------------------------------------------------------
Total                              $1,012,641   $ 1,637,572    $     68,885     $  5,979,756      $    283,325
--------------------------------------------------------------------------------------------------------------

                                     AIM VI        AB VPS         AB VPS            AB VPS           AB VPS
                                      TECH,     GLOBAL TECH,    GRO & INC,         INTL VAL,       LG CAP GRO,
PRICE LEVEL                           SER I         CL B           CL B              CL B             CL B
                                   ---------------------------------------------------------------------------
0.55%                              $   13,883   $    52,882    $        621     $    169,292      $         --
0.75%                               1,078,267       849,895      13,049,242       28,763,980                --
0.85%                                      --       455,337         115,301        2,853,015            17,618
0.95%                                 771,459       342,734       7,424,997       16,547,120                --
1.00%                                 156,776       170,680       1,256,258        5,258,821                --
1.05%                                      --       254,715         103,812        1,673,253               112
1.10%                                      --        92,886           3,972          588,120               112
1.20%                                  99,225        99,159       1,012,714        4,181,576                --
1.25%                                      --            --              --               --                --
1.25%                                      --         1,931             114           29,139               112
1.30%                                      --        71,071           8,582          528,728               112
1.45%                                      --           450             114           52,359               111
--------------------------------------------------------------------------------------------------------------
Total                              $2,119,610   $ 2,391,740    $ 22,975,727     $ 60,645,403      $     18,177
--------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 85

                                       AC VP         AC VP         AC VP          AC VP         AC VP
                                       INTL,         INTL,     MID CAP VAL,       ULTRA,         VAL,
PRICE LEVEL                            CL I          CL II         CL II          CL II          CL I
                                   ----------------------------------------------------------------------
0.55%                              $         --   $      148   $         --   $    192,251   $         --
0.75%                                   827,538    2,466,710             --      4,304,696      2,459,217
0.85%                                        --           --        258,538      2,406,118             --
0.95%                                 1,217,861    2,362,772             --      1,969,434      3,352,460
1.00%                                        --      450,791             --      1,270,367             --
1.05%                                        --           --         42,016      1,160,036             --
1.10%                                        --           --          4,321        587,546             --
1.20%                                        --      295,302             --        656,238             --
1.25%                                        --           --             --             --             --
1.25%                                        --           --             86          9,385     35,717,102
1.30%                                        --           --         22,580        429,026             --
1.45%                                        --           --             86         18,443             --
---------------------------------------------------------------------------------------------------------
Total                              $  2,045,399   $5,575,723   $    327,627   $ 13,003,540   $ 41,528,779
---------------------------------------------------------------------------------------------------------

                                       AC VP                        COL           COL             COL
                                        VAL,      CALVERT VS     HI YIELD,    MARSICO GRO,   MARSICO INTL
PRICE LEVEL                            CL II      SOCIAL BAL      VS CL B       VS CL A      OPP, VS CL B
                                   ----------------------------------------------------------------------
0.55%                              $     12,825   $      504   $      7,901   $    125,503   $    368,056
0.75%                                17,432,704    1,565,674      2,463,269      7,408,366      3,804,907
0.85%                                   593,128           --        217,841      3,812,841      1,775,637
0.95%                                10,689,274    1,996,595      1,684,855      4,012,253      1,887,946
1.00%                                 3,060,388      100,440        535,268      2,184,392      1,023,227
1.05%                                   135,001           --         43,641      2,127,295        982,081
1.10%                                    21,921           --         17,161      1,003,298        445,746
1.20%                                 2,316,960      389,262        736,507      1,186,778        584,101
1.25%                                        --           --             --             --             --
1.25%                                    22,887           --          7,715         23,850         12,533
1.30%                                    88,734           --         98,815        733,163        330,639
1.45%                                        85           --         11,472         99,856         22,616
---------------------------------------------------------------------------------------------------------
Total                              $ 34,373,907   $4,052,475   $  5,824,445   $ 22,717,595   $ 11,237,489
---------------------------------------------------------------------------------------------------------

                                        CS            CS            CS           DREY VIF       DREY VIF
                                     COMMODITY      MID-CAP       SM CAP         INTL EQ,       INTL VAL,
PRICE LEVEL                           RETURN         CORE         CORE I           SERV           SERV
                                   ----------------------------------------------------------------------
0.55%                              $     87,951   $       --   $         --   $         --   $         --
0.75%                                 2,700,038      212,975             --             --             --
0.85%                                 1,489,675           --             --         15,229          7,648
0.95%                                 1,510,088      259,810             --             --             --
1.00%                                 1,019,484           --             --             --             --
1.05%                                   821,545           --             --         41,027         37,014
1.10%                                   402,666           --             --         13,373             84
1.20%                                   463,910           --             --             --             --
1.25%                                        --           --             --             --             --
1.25%                                     8,985           --     17,607,408             84             85
1.30%                                   294,806           --             --             84             84
1.45%                                    20,392           --             --             84             85
---------------------------------------------------------------------------------------------------------
Total                              $  8,819,540   $  472,785   $ 17,607,408   $     69,881   $     45,000
---------------------------------------------------------------------------------------------------------



86 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         EV VT            EG VA         EG VA           FID VIP         FID VIP
                                     FLOATING-RATE     FUNDAMENTAL     INTL EQ,       CONTRAFUND,     GRO & INC,
PRICE LEVEL                               INC         LG CAP, CL 2       CL 2          SERV CL 2        SERV CL
                                   -----------------------------------------------------------------------------
0.55%                               $      88,794     $         --    $    20,983     $   378,201    $        --
0.75%                                   6,862,744        1,513,031      2,018,931      14,764,717      2,905,717
0.85%                                   2,892,002           62,972        110,088       6,579,452             --
0.95%                                   3,775,189          935,136      1,196,568       7,264,016      3,660,942
1.00%                                   2,719,032          587,670        767,639       3,828,833             --
1.05%                                   1,880,083           72,393         88,009       3,613,002             --
1.10%                                     824,380               84             85       1,679,264             --
1.20%                                   1,105,843          156,984        331,329       2,271,464             --
1.25%                                          --               --             --              --             --
1.25%                                     109,066               84             84          47,188             --
1.30%                                     715,649               84          9,921       1,432,181             --
1.45%                                     290,791               84             84          88,250             --
----------------------------------------------------------------------------------------------------------------
Total                               $  21,263,573     $  3,328,522    $ 4,543,721     $41,946,568    $ 6,566,659
----------------------------------------------------------------------------------------------------------------

                                       FID VIP          FID VIP         FID VIP         FID VIP        FID VIP
                                      GRO & INC,        MID CAP,        MID CAP,       OVERSEAS,      OVERSEAS,
PRICE LEVEL                           SERV CL 2         SERV CL        SERV CL 2        SERV CL       SERV CL 2
                                   -----------------------------------------------------------------------------
0.55%                               $       4,704     $         --    $   141,092     $        --    $       300
0.75%                                  15,700,500        5,594,472     36,006,969       1,273,310      9,489,652
0.85%                                          --               --      2,866,558              --        241,586
0.95%                                  11,371,806        6,187,898     21,906,215       1,557,126      6,391,284
1.00%                                   3,176,926               --      6,636,868              --      1,056,457
1.05%                                          --               --      1,255,668              --        222,676
1.10%                                          --               --        566,784              --         24,289
1.20%                                   2,814,532               --      4,526,303              --        929,672
1.25%                                          --               --             --              --             --
1.25%                                          --               --         13,987              --            114
1.30%                                          --               --        377,844              --         42,351
1.45%                                          --               --         35,281              --            114
----------------------------------------------------------------------------------------------------------------
Total                               $  33,068,468     $ 11,782,370    $74,333,569     $ 2,830,436    $18,398,495
----------------------------------------------------------------------------------------------------------------

                                     FTVIPT FRANK     FTVIPT FRANK      FTVIPT          FTVIPT          FTVIPT
                                   GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
PRICE LEVEL                              CL 2              CL 2        SEC, CL 2       SEC, CL 1      SEC, CL 2
                                   -----------------------------------------------------------------------------
0.55%                               $      27,495     $     13,245    $    37,821     $        --    $        --
0.75%                                  21,679,244       11,568,287     13,783,438              --        431,293
0.85%                                     630,012          571,470        528,845              --             --
0.95%                                  14,405,604        7,791,285      6,858,206              --        419,449
1.00%                                   1,911,673        1,817,249      3,045,934              --             --
1.05%                                     381,922          239,050        384,110              --             --
1.10%                                       4,701           53,123        193,576              --             --
1.20%                                   1,547,025        1,330,173      1,822,744              --             --
1.25%                                          --               --             --              --             --
1.25%                                       1,523            1,985          9,654      19,939,075             --
1.30%                                      12,581           18,283        114,940              --             --
1.45%                                       2,178           18,792          2,084              --             --
----------------------------------------------------------------------------------------------------------------
Total                               $  40,603,958     $ 23,422,942    $26,781,352     $19,939,075    $   850,742
----------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 87

                      GS VIT          GS VIT         GS VIT          JANUS ASPEN     JANUS ASPEN
                   MID CAP VAL,     STRUCTD SM     STRUCTD U.S.      GLOBAL TECH,      INTL GRO,
PRICE LEVEL           INST         CAP EQ, INST      EQ, INST            SERV            SERV
                   ------------------------------------------------------------------------------
0.55%              $     41,075    $         --    $      5,890      $        --     $         --
0.75%                24,720,089         396,670      11,262,546          504,293        7,289,690
0.85%                        --              --         195,822               --               --
0.95%                17,574,676         607,930       7,445,092          501,054        5,941,819
1.00%                 4,171,728              --       1,798,429           37,185          601,139
1.05%                        --              --         182,333               --               --
1.10%                        --              --          16,844               --               --
1.20%                 3,181,342              --       1,077,542           42,154          322,971
1.25%                        --              --              --               --               --
1.25%                        --              --             872               --               --
1.30%                        --              --          62,224               --               --
1.45%                        --              --           2,055               --               --
-------------------------------------------------------------------------------------------------
Total              $ 49,688,910    $  1,004,600    $ 22,049,649      $ 1,084,686     $ 14,155,619
-------------------------------------------------------------------------------------------------

                    JANUS ASPEN        LAZARD        LM PTNRS            MFS              MFS
                   MID CAP GRO,        RETIRE       VAR SM CAP      INV GRO STOCK,      NEW DIS,
PRICE LEVEL            SERV        INTL EQ, SERV    GRO, CL II         SERV CL          SERV CL
                   ------------------------------------------------------------------------------
0.55%              $         --    $         81    $         87      $     4,471     $      7,512
0.75%                   496,749       4,426,944          40,700        5,334,529        3,770,545
0.85%                        --              --          23,374            1,045               --
0.95%                   718,684       4,430,309          44,746        3,082,507        2,626,982
1.00%                        --         727,197             316          453,649          272,736
1.05%                        --              --           1,348           31,289               --
1.10%                        --              --              94               84               --
1.20%                        --         764,679             835          411,018          370,227
1.25%                        --              --              --               --               --
1.25%                        --              --              87               84               --
1.30%                        --              --              87               84               --
1.45%                        --              --              87               84               --
-------------------------------------------------------------------------------------------------
Total              $  1,215,433    $ 10,349,210    $    111,761      $ 9,318,844     $  7,048,002
-------------------------------------------------------------------------------------------------

                        MFS             MFS           NB AMT            NB AMT           OPPEN
                   TOTAL RETURN,     UTILITIES,        INTL,       SOC RESPONSIVE,    GLOBAL SEC
PRICE LEVEL           SERV CL          SERV CL         CL S              CL S           VA, SERV
                   ------------------------------------------------------------------------------
0.55%              $      3,322    $     17,573    $    112,140      $        --     $     13,374
0.75%                 2,303,214       6,437,387       3,378,992               --        4,460,206
0.85%                   263,640         379,320       1,840,192          111,059          516,421
0.95%                 1,015,130       4,931,060       1,667,993               --        3,260,805
1.00%                   204,437       1,487,055       1,086,340               --        1,110,655
1.05%                    20,339         315,073       1,023,402           78,211          210,097
1.10%                    14,910           5,257         506,116           49,182           48,662
1.20%                   596,524         882,148         581,053               --          855,968
1.25%                        --              --              --               --               --
1.25%                       109           2,121          11,051               86            1,460
1.30%                     1,196          35,448         408,308              171           20,849
1.45%                     2,089             117          22,681               86           27,000
-------------------------------------------------------------------------------------------------
Total              $  4,424,910    $ 14,492,559    $ 10,638,268      $   238,795     $ 10,525,497
-------------------------------------------------------------------------------------------------



88 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                      OPPEN           OPPEN             OPPEN              PIMCO           PIONEER
                    MAIN ST SM      STRATEGIC           VAL VA,        VIT ALL ASSET,    EQ INC VCT,
PRICE LEVEL        CAP VA, SERV   BOND VA, SERV          SERV            ADVISOR CL         CL II
                   -------------------------------------------------------------------------------------
0.55%              $     3,627     $    148,205      $         --       $    229,325    $         --
0.75%                1,560,879       22,777,363                --          9,875,781       4,907,092
0.85%                  106,590        4,552,335            52,152          5,611,828              --
0.95%                1,139,623       13,049,169                --          5,009,123       1,891,158
1.00%                  110,333        5,288,007                --          3,517,474         737,879
1.05%                  121,363        3,027,001             5,348          3,357,046              --
1.10%                    5,527        1,393,944                80          1,688,954              --
1.20%                  495,009        3,353,637                --          1,862,124         359,792
1.25%                       --               --                --                 --              --
1.25%                       84           46,086                80             53,310              --
1.30%                   19,591          944,935                80          1,257,707              --
1.45%                    2,311          108,724                80            111,165              --
--------------------------------------------------------------------------------------------------------
Total              $ 3,564,937     $ 54,689,406      $     57,820       $ 32,573,837    $  7,895,921
--------------------------------------------------------------------------------------------------------

                      PIONEER          PUT VT            PUT VT              PUT VT         PUT VT
                   INTL VAL VCT,   HLTH SCIENCES,       INTL EQ,         INTL NEW OPP,     NEW OPP,
PRICE LEVEL            CL II           CL IB             CL IB               CL IB          CL IA
                   -------------------------------------------------------------------------------------
0.55%              $        --     $     20,057      $         74       $         --    $         --
0.75%                  627,755        1,553,594         4,569,163          1,105,311              --
0.85%                       --               --                --                 --              --
0.95%                  315,702          989,396         2,677,142          1,036,089              --
1.00%                  219,816          545,434           466,576                 --              --
1.05%                       --               --                --                 --              --
1.10%                       --               --                --                 --              --
1.20%                   68,159          236,580           205,262                 --              --
1.25%                       --               --                --                 --              --
1.25%                       --               --                --                 --      17,240,805
1.30%                       --               --                --                 --              --
1.45%                       --               --                --                 --              --
--------------------------------------------------------------------------------------------------------
Total              $ 1,231,432     $  3,345,061      $  7,918,217        $ 2,141,400    $ 17,240,805
--------------------------------------------------------------------------------------------------------

                      PUT VT
                      VISTA,         RVS VP             RVS VP              RVS VP         RVS VP
PRICE LEVEL           CL IB            BAL            CASH MGMT           CORE BOND       DIV BOND
                   -------------------------------------------------------------------------------------
0.55%              $     2,106     $         90      $     40,300       $    214,238    $    434,756
0.75%                1,605,330        2,613,425        16,060,352          1,330,117      40,678,529
0.85%                       --           28,943         2,412,278             46,290       9,847,124
0.95%                1,006,365        1,853,417        12,546,647            933,008      26,845,410
1.00%                    9,116          323,002         1,836,765            226,738       9,553,589
1.05%                       --           55,655           752,003             53,217       6,363,332
1.10%                       --               82            77,269              3,202       2,898,887
1.20%                   40,686          285,177         2,052,243            248,604       6,192,150
1.25%                       --            6,323 (1)        84,178 (1)             --          99,375 (1)
1.25%                       --       19,090,302 (2)     4,842,722 (2)          2,949      14,686,590 (2)
1.30%                       --           13,836           390,213             33,304       2,327,348
1.45%                       --           10,440           290,639              2,059         228,863
--------------------------------------------------------------------------------------------------------
Total              $ 2,663,603     $ 24,280,692      $ 41,385,609       $  3,093,726    $120,155,953
--------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 89

                                                       RVS VP                            RVS VP
                      RVS VP           RVS VP       FUNDAMENTAL        RVS VP       GLOBAL INFLATION
PRICE LEVEL         DIV EQ INC       EMER MKTS          VAL         GLOBAL BOND         PROT SEC
                   -----------------------------------------------------------------------------------
0.55%              $    587,289    $    123,239     $    236,991    $    92,349       $     74,378
0.75%                46,050,403       7,566,685        8,425,467     13,617,897         11,016,512
0.85%                 6,261,791       1,378,443        4,571,693      2,721,180          3,550,283
0.95%                31,445,702       5,050,321        3,879,526      9,792,909          5,764,304
1.00%                 9,359,406       1,631,045        2,896,895      3,186,125          3,557,999
1.05%                 3,932,211         758,430        2,587,287      1,710,084          2,279,453
1.10%                 1,521,673         320,100        1,274,957        786,568          1,065,709
1.20%                 7,743,864       1,142,236        1,445,867      2,646,472          2,186,921
1.25%                        --              --               --         29,274 (1)             --
1.25%                    42,518           6,434           28,745      5,182,346 (2)         38,176
1.30%                 1,271,495         249,253          957,715        630,729            879,045
1.45%                    85,756          11,438           68,502         59,875             83,665
------------------------------------------------------------------------------------------------------
Total              $108,302,108    $ 18,237,624     $ 26,373,645    $40,455,808       $ 30,496,445
------------------------------------------------------------------------------------------------------

                      RVS VP          RVS VP           RVS VP          RVS VP             RVS VP
PRICE LEVEL             GRO        HI YIELD BOND      INC OPP         INTL OPP          LG CAP EQ
                   -----------------------------------------------------------------------------------
0.55%              $     15,228    $     25,583     $     97,474    $     5,203       $     17,761
0.75%                 7,312,719      20,812,366        7,361,716      3,498,080         17,393,463
0.85%                    45,114         212,284        3,443,450         98,732              4,230
0.95%                 4,501,681      16,572,017        4,226,027      3,250,415         10,352,795
1.00%                 1,395,444       3,056,533        2,584,776        708,780          2,139,975
1.05%                   147,454         156,916        2,312,186        116,460             44,725
1.10%                     9,731          46,796        1,039,991          2,724                113
1.20%                   756,378       3,157,959        1,378,083        482,555          1,279,459
1.25%                        --           2,655 (1)           --             84 (1)            112 (1)
1.25%                        84      12,939,915 (2)       31,738     17,684,413 (2)     43,004,755 (2)
1.30%                        84          42,482          803,704         24,352                112
1.45%                        84           2,125           79,239          8,816                112
------------------------------------------------------------------------------------------------------
Total              $ 14,184,001    $ 57,027,631     $ 23,358,384    $25,880,614       $ 74,237,612
------------------------------------------------------------------------------------------------------

                       RVS VP          RVS VP          RVS VP         RVS VP             RVS VP
PRICE LEVEL         LG CAP VAL      MID CAP GRO      MID CAP VAL      S&P 500          SELECT VAL
                   -----------------------------------------------------------------------------------
0.55%              $         65    $        242     $    430,862    $       548       $        300
0.75%                   236,672       1,904,752        6,954,219      8,385,374            455,121
0.85%                    25,141           1,063        3,108,945         19,473                 83
0.95%                   220,701       1,327,561        3,862,477      6,654,460            168,668
1.00%                    54,336         292,476        1,990,867      1,651,845             75,381
1.05%                     4,412           8,440        1,954,078         59,806              1,927
1.10%                       210             123          845,700             85                 91
1.20%                    36,153          80,932        1,529,881      1,130,881             23,104
1.25%                        --              83 (1)           --             --                 --
1.25%                        85       6,179,251 (2)       12,257             84                 83
1.30%                        85           2,622          662,799             84                 83
1.45%                        85              83           26,656         11,393                 82
------------------------------------------------------------------------------------------------------
Total              $    577,945    $  9,797,628     $ 21,378,741    $17,914,033       $    724,923
------------------------------------------------------------------------------------------------------



90 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                            ROYCE
                       RVS VP             RVS VP            RVS VP        MICRO-CAP,     THIRD AVE
PRICE LEVEL        SHORT DURATION       SM CAP ADV        SM CAP VAL      INVEST CL         VAL
                   ---------------------------------------------------------------------------------
0.55%               $      3,713       $         91      $    139,985    $        --    $         --
0.75%                 10,819,661          3,548,791        13,646,662      1,723,942       3,450,997
0.85%                     75,426             14,406         1,600,092             --              --
0.95%                  9,165,542          2,849,678         8,366,258      1,887,360       4,010,366
1.00%                  1,312,443            625,030         2,060,645             --              --
1.05%                     23,316             23,670           779,423             --              --
1.10%                      6,691              1,334           400,661             --              --
1.20%                  1,020,400            642,270         1,548,611             --              --
1.25%                         --                 --                --             --              --
1.25%                      2,042                 84             6,211             --              --
1.30%                      2,042              9,117           322,458             --              --
1.45%                     13,089                 84            10,973             --              --
----------------------------------------------------------------------------------------------------
Total               $ 22,444,365       $  7,714,555      $ 28,881,979    $ 3,611,302    $  7,461,363
----------------------------------------------------------------------------------------------------

                       VANK LIT          VANK UIF          VANK UIF
                       COMSTOCK,     GLOBAL REAL EST,    MID CAP GRO,       WANGER          WANGER
PRICE LEVEL             CL II             CL II              CL II       INTL SM CAP     U.S. SM CO
                   ---------------------------------------------------------------------------------
0.55%               $    293,557       $     95,392      $     78,516    $   131,696    $     76,704
0.75%                 17,153,845          3,407,641         2,362,684     21,493,566      26,800,331
0.85%                  4,714,281          1,719,316         1,129,118      1,806,602       1,093,676
0.95%                  8,544,164          1,768,318         1,068,388     14,965,706      20,109,346
1.00%                  4,629,826          1,034,823           639,950      3,985,670       4,840,767
1.05%                  2,571,517          1,070,514           600,454      1,053,310         510,669
1.10%                  1,273,938            471,265           296,684        421,802         147,714
1.20%                  3,193,557            540,593           348,342      2,987,151       3,758,838
1.25%                         --                 --                --             --              --
1.25%                     16,922             13,295             8,084          6,908           2,840
1.30%                    938,629            347,965           230,934        333,995         115,207
1.45%                    104,274             27,760            13,766         12,939          13,218
----------------------------------------------------------------------------------------------------
Total               $ 43,434,510       $ 10,496,882      $  6,776,920    $47,199,345    $ 57,469,310
----------------------------------------------------------------------------------------------------

                                         WF ADV VT         WF ADV VT      WF ADV VT      WF ADV VT
PRICE LEVEL                             ASSET ALLOC        INTL CORE         OPP         SM CAP GRO
                                       -------------------------------------------------------------
0.55%                                  $         --      $         --    $        94    $         78
0.75%                                     3,167,252         1,462,017      1,744,554       2,081,949
0.85%                                            --                --         42,423          23,438
0.95%                                     2,551,173           643,028      1,582,261       1,522,029
1.00%                                       561,847            54,024        133,083         358,156
1.05%                                            --                --         77,160         117,505
1.10%                                            --                --            122           6,566
1.20%                                       286,740            55,257         84,195         222,791
1.25%                                            --                --             --              --
1.25%                                            --                --            113           8,496
1.30%                                            --                --            113          19,900
1.45%                                            --                --            113              88
----------------------------------------------------------------------------------------------------
Total                                  $  6,567,012      $  2,214,326    $ 3,664,231    $  4,360,996
----------------------------------------------------------------------------------------------------

(1) Applicable to RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access products only.

(2)   Applicable to FPA product only.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 91

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2006 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                      AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                         ------------------------------------   --------------------------------------------------------------------
                                   ACCUMULATION
                         UNITS      UNIT VALUE      NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                         (000S)  LOWEST TO HIGHEST    (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                         -----------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2006                      1,938  $ 0.69 to $ 0.68    $  1,325        0.06%          0.75% to 0.95%         5.51%      to   5.30%
2005                      2,111  $ 0.65 to $ 0.65    $  1,370        0.06%          0.75% to 0.95%         8.02%      to   7.81%
2004                      2,381  $ 0.60 to $ 0.60    $  1,432          --           0.75% to 0.95%         5.83%      to   5.62%
2003                      2,354  $ 0.57 to $ 0.57    $  1,339          --           0.75% to 0.95%        29.55%      to  29.55%
2002                      2,454  $ 0.44 to $ 0.44    $  1,087          --           0.75% to 0.95%       (25.42%)     to (25.42%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2006                     10,168  $ 1.17 to $ 1.13    $ 11,762          --           0.55% to 1.45%         5.48%      to  10.65%(12)
2005                     12,337  $ 1.11 to $ 1.34    $ 13,662          --           0.55% to 1.20%         7.98%      to   7.29%
2004                      3,288  $ 1.03 to $ 1.25    $  3,328          --           0.55% to 1.20%         2.62%(7)   to   5.07%
2003                      1,350  $ 0.94 to $ 1.19    $  1,276          --           0.75% to 1.20%        28.77%      to  19.00%(5)*
2002                        797  $ 0.73 to $ 0.73    $    583          --           0.75% to 0.95%       (25.51%)     to (25.51%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2006                        955  $ 1.30 to $ 1.29    $  1,238          --           0.75% to 0.95%        15.65%      to  15.42%
2005                      1,145  $ 1.13 to $ 1.11    $  1,284          --           0.75% to 0.95%         8.79%      to   8.57%
2004                      1,315  $ 1.03 to $ 1.03    $  1,355          --           0.75% to 0.95%        14.64%      to  14.41%
2003                      1,370  $ 0.90 to $ 0.90    $  1,233          --           0.75% to 0.95%        34.33%      to  34.33%
2002                      1,526  $ 0.67 to $ 0.67    $  1,023          --           0.75% to 0.95%       (22.09%)     to (22.09%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2006                      2,255  $ 1.32 to $ 1.15    $  3,311          --           0.55% to 1.45%        15.62%      to  12.15%(12)
2005                      1,938  $ 1.14 to $ 1.60    $  2,518          --           0.55% to 1.20%         8.67%      to   7.97%
2004                      1,713  $ 1.05 to $ 1.49    $  2,044          --           0.55% to 1.20%         5.05%(7)   to  13.90%
2003                      1,091  $ 1.02 to $ 1.30    $  1,128          --           0.75% to 1.20%        34.21%      to  30.00%(5)*
2002                        679  $ 0.76 to $ 0.98    $    519          --           0.75% to 1.00%       (22.45%)     to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2006                     15,911  $ 1.83 to $ 1.83    $ 29,289        0.50%          1.25% to 1.25%        15.26%      to  15.26%
2005                     22,011  $ 1.59 to $ 1.59    $ 35,121        1.39%          1.25% to 1.25%         4.01%      to   4.01%
2004                     27,583  $ 1.53 to $ 1.53    $ 42,296        0.97%          1.25% to 1.25%         7.62%      to   7.62%
2003                     29,671  $ 1.42 to $ 1.42    $ 42,231        1.02%          1.25% to 1.25%        22.41%      to  22.41%
2002                     31,745  $ 1.16 to $ 1.16    $ 36,764        0.30%          1.25% to 1.25%       (16.55%)     to (16.55%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2006                        799  $ 1.27 to $ 1.82    $  1,013          --           0.75% to 1.20%        15.25%      to  14.73%
2005                      1,004  $ 1.10 to $ 1.58    $  1,107          --           0.75% to 1.20%         9.89%      to   9.40%
2004                        991  $ 1.00 to $ 1.45    $    994          --           0.75% to 1.20%        12.49%      to  11.99%
2003                      1,000  $ 0.89 to $ 1.29    $    889          --           0.75% to 1.20%        36.92%      to  29.00%(5)*
2002                        721  $ 0.65 to $ 0.65    $    467          --           0.75% to 0.95%       (32.29%)     to (32.29%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2006                      1,169  $ 1.26 to $ 1.58    $  1,638        1.59%          0.55% to 1.20%        15.81%      to  15.06%
2005                      1,061  $ 1.09 to $ 1.37    $  1,271        1.27%          0.55% to 1.20%         5.33%      to   4.65%
2004                      1,238  $ 1.04 to $ 1.31    $  1,409        0.78%          0.55% to 1.20%         3.48%(7)   to   7.38%
2003                        990  $ 1.05 to $ 1.22    $  1,046        0.64%          0.75% to 1.20%        28.05%      to  22.00%(5)*
2002                        643  $ 0.82 to $ 0.96    $    525        0.81%          0.75% to 1.00%       (15.46%)     to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------



92 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                      AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                         ------------------------------------   --------------------------------------------------------------------
                                   ACCUMULATION
                          UNITS     UNIT VALUE      NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                         (000S)  LOWEST TO HIGHEST    (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                         -----------------------------------------------------------------------------------------------------------
AIM VI FIN SERV, SER II
2006                         60  $ 1.15 to $ 1.15   $      69        5.89%         0.85% to 1.45%        13.63%(12)  to  13.34%(12)
2005                         --      --        --          --          --            --       --            --              --
2004                         --      --        --          --          --            --       --            --              --
2003                         --      --        --          --          --            --       --            --              --
2002                         --      --        --          --          --            --       --            --              --
------------------------------------------------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE, SER II
2006                      5,730  $ 1.03 to $ 1.08   $   5,980          --          0.55% to 1.45%         3.11%(11)  to   5.97%(12)
2005                         --      --        --          --          --            --       --            --              --
2004                         --      --        --          --          --            --       --            --              --
2003                         --      --        --          --          --            --       --            --              --
2002                         --      --        --          --          --            --       --            --              --
------------------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2006                        220  $ 1.39 to $ 1.22   $     283        3.03%         0.55% to 1.45%        27.18%      to  19.40%(12)
2005                         --  $ 1.09 to $ 1.09   $       1        1.50%         0.55% to 1.20%         8.29%(9)   to   8.17%(9)
2004                         --      --        --          --          --            --       --            --              --
2003                         --      --        --          --          --            --       --            --              --
2002                         --      --        --          --          --            --       --            --              --
------------------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2006                      2,508  $ 1.15 to $ 1.50   $   2,120          --          0.55% to 1.20%         9.88%      to   9.17%
2005                      2,997  $ 1.05 to $ 1.38   $   2,366          --          0.55% to 1.20%         1.61%      to   0.96%
2004                      1,505  $ 1.03 to $ 1.36   $   1,111          --          0.55% to 1.20%         3.17%(7)   to   3.38%
2003                        947  $ 0.69 to $ 1.32   $     660          --          0.75% to 1.20%        43.75%      to  32.00%(5)*
2002                        456  $ 0.48 to $ 0.48   $     219          --          0.75% to 0.95%       (47.25%)     to (47.25%)
------------------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2006                      2,041  $ 1.14 to $ 1.23   $   2,392          --          0.55% to 1.45%         7.79%      to  21.02%(12)
2005                        270  $ 1.06 to $ 1.06   $     287          --          0.55% to 1.20%         5.87%(9)   to   5.76%(9)
2004                         --      --        --          --          --            --       --            --              --
2003                         --      --        --          --          --            --       --            --              --
2002                         --      --        --          --          --            --       --            --              --
------------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2006                     17,407  $ 1.25 to $ 1.17   $  22,976        1.16%         0.55% to 1.45%        16.34%      to  14.81%(12)
2005                     18,545  $ 1.08 to $ 1.41   $  21,157        1.26%         0.55% to 1.20%         4.02%      to   3.35%
2004                     15,332  $ 1.03 to $ 1.36   $  16,842        0.72%         0.55% to 1.20%         3.49%(7)   to   9.89%
2003                     10,065  $ 0.98 to $ 1.24   $   9,953        0.80%         0.75% to 1.20%        32.43%      to  30.53%
2002                      5,864  $ 0.74 to $ 0.95   $   4,361        0.55%         0.75% to 1.20%       (23.71%)     to  (5.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2006                     26,216  $ 1.64 to $ 1.23   $  60,645        1.25%         0.55% to 1.45%        34.38%      to  20.40%(12)
2005                     16,717  $ 1.22 to $ 2.06   $  31,785        0.46%         0.55% to 1.20%        15.88%      to  15.13%
2004                      7,741  $ 1.06 to $ 1.79   $  12,765        0.40%         0.55% to 1.20%         5.52%(7)   to  23.40%
2003                      3,795  $ 1.31 to $ 1.45   $   5,044        0.25%         0.75% to 1.20%        42.39%      to  42.16%
2002                      1,067  $ 0.92 to $ 1.02   $     981        0.11%         0.75% to 1.20%        (6.12%)     to   2.00%(5)
------------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2006                         15  $ 1.14 to $ 1.14   $      18          --          0.85% to 1.45%        12.47%(12)  to  12.18%(12)
2005                         --      --        --          --          --            --       --            --              --
2004                         --      --        --          --          --            --       --            --              --
2003                         --      --        --          --          --            --       --            --              --
2002                         --      --        --          --          --            --       --            --              --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 93

                                           AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                          -------------------------------------------  ------------------------------------------------------------
                                                                       INVESTMENT
                           UNITS  ACCUMULATION UNIT VALUE  NET ASSETS    INCOME        EXPENSE RATIO            TOTAL RETURN
                          (000S)     LOWEST TO HIGHEST       (000S)     RATIO(1)   LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                          ---------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2006                       1,995       $1.03 to $1.02        $ 2,045      1.66%       0.75% to 0.95%      24.09%     to  23.85%
2005                       2,315       $0.83 to $0.82        $ 1,915      1.15%       0.75% to 0.95%      12.41%     to  12.18%
2004                       2,554       $0.74 to $0.73        $ 1,882      0.56%       0.75% to 0.95%      14.07%     to  13.84%
2003                       2,798       $0.65 to $0.64        $ 1,810      0.67%       0.75% to 0.95%      22.64%     to  23.08%
2002                       2,520       $0.53 to $0.52        $ 1,320      0.78%       0.75% to 0.95%     (19.70%)    to (21.21%)
-----------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2006                       3,778       $1.48 to $1.87        $ 5,576      1.42%       0.55% to 1.20%      24.06%     to  23.26%
2005                       3,834       $1.19 to $1.51        $ 4,601      0.96%       0.55% to 1.20%      12.49%     to  11.76%
2004                       3,289       $1.06 to $1.35        $ 3,510      0.34%       0.55% to 1.20%       6.00%(7)  to  13.41%
2003                       2,201       $0.91 to $1.19        $ 2,024      0.46%       0.75% to 1.20%      24.66%     to  19.00%(5)*
2002                       1,259       $0.73 to $0.98        $   924      0.36%       0.75% to 1.00%     (21.51%)    to  (2.00%)(5)
-----------------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2006                         281       $1.17 to $1.16        $   328      2.37%       0.85% to 1.45%      15.11%(12) to  14.81%(12)
2005                          --          --       --             --        --          --       --          --             --
2004                          --          --       --             --        --          --       --          --             --
2003                          --          --       --             --        --          --       --          --             --
2002                          --          --       --             --        --          --       --          --             --
-----------------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2006                      12,682       $1.00 to $1.09        $13,004        --        0.55% to 1.45%      (3.92%)    to   6.99%(12)
2005                       1,754       $1.04 to $1.04        $ 1,816        --        0.55% to 1.20%       3.73%(9)  to   3.62%(9)
2004                          --          --       --             --        --          --       --          --             --
2003                          --          --       --             --        --          --       --          --             --
2002                          --          --       --             --        --          --       --          --             --
-----------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2006                      16,509       $1.95 to $2.63        $41,529      1.48%       0.75% to 1.25%      17.77%     to  17.18%
2005                      21,842       $1.66 to $2.24        $47,297      0.87%       0.75% to 1.25%       4.25%     to   3.73%
2004                      22,372       $1.59 to $2.16        $46,818      0.97%       0.75% to 1.25%      13.48%     to  12.92%
2003                      20,864       $1.40 to $1.92        $38,589      1.04%       0.75% to 1.25%      27.27%     to  27.15%
2002                      19,543       $1.10 to $1.51        $28,505      0.84%       0.75% to 1.25%     (12.70%)    to (13.71%)
-----------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2006                      21,607       $1.27 to $1.16        $34,374      1.20%       0.55% to 1.45%      17.82%     to  14.75%(12)
2005                      21,144       $1.08 to $1.47        $28,929      0.61%       0.55% to 1.20%       4.28%     to   3.61%
2004                      14,074       $1.04 to $1.42        $18,477      0.70%       0.55% to 1.20%       3.61%(7)  to  12.81%
2003                       8,466       $1.15 to $1.26        $ 9,744      0.76%       0.75% to 1.20%      27.78%     to  26.00%(5)*
2002                       4,948       $0.90 to $0.99        $ 4,432      0.57%       0.75% to 1.00%     (13.46%)    to  (1.00%)(5)
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2006                       3,695       $1.16 to $1.35        $ 4,052      2.60%       0.55% to 1.20%       8.18%     to   7.48%
2005                       3,158       $1.07 to $1.26        $ 3,217      2.09%       0.55% to 1.20%       5.07%     to   4.39%
2004                       2,147       $1.02 to $1.20        $ 2,109      2.37%       0.55% to 1.20%       1.75%(7)  to   6.97%
2003                       1,031       $0.88 to $1.12        $   913      2.54%       0.75% to 1.20%      17.33%     to  12.00%(5)*
2002                         659       $0.75 to $0.74        $   491      3.02%       0.75% to 0.95%     (12.79%)    to (13.95%)
-----------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2006                       5,435       $1.07 to $1.08        $ 5,824      3.34%       0.55% to 1.45%       7.36%(10) to   7.57%(12)
2005                          --          --       --             --        --          --       --          --             --
2004                          --          --       --             --        --          --       --          --             --
2003                          --          --       --             --        --          --       --          --             --
2002                          --          --       --             --        --          --       --          --             --
-----------------------------------------------------------------------------------------------------------------------------------



94 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                          AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                         --------------------------------------------  -------------------------------------------------------------
                                                                       INVESTMENT
                          UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INCOME        EXPENSE RATIO           TOTAL RETURN
                          (000S)     LOWEST TO HIGHEST       (000S)     RATIO(1)   LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                         -----------------------------------------------------------------------------------------------------------
COL MARSICO GRO, VS CL A
2006                      21,577       $1.02 to $1.12        $22,718        --        0.55% to 1.45%      2.95%(11)  to  10.17%(12)
2005                          --          --       --             --        --          --       --         --              --
2004                          --          --       --             --        --          --       --         --              --
2003                          --          --       --             --        --          --       --         --              --
2002                          --          --       --             --        --          --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS
CL B
2006                      10,130       $1.07 to $1.20        $11,237      0.53%       0.55% to 1.45%      6.74%(11)  to  18.34%(12)
2005                          --          --       --             --        --          --       --         --              --
2004                          --          --       --             --        --          --       --         --              --
2003                          --          --       --             --        --          --       --         --              --
2002                          --          --       --             --        --          --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2006                       9,027       $0.97 to $0.99        $ 8,820      4.39%       0.55% to 1.45%     (4.10%)(11) to  (2.13%)(12)
2005                          --          --       --             --        --          --       --         --              --
2004                          --          --       --             --        --          --       --         --              --
2003                          --          --       --             --        --          --       --         --              --
2002                          --          --       --             --        --          --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

CS MID-CAP CORE
2006                         557       $0.85 to $0.84        $   473        --        0.75% to 0.95%      1.14%      to   0.93%
2005                         676       $0.84 to $0.84        $   567        --        0.75% to 0.95%      6.18%      to   5.97%
2004                         714       $0.80 to $0.79        $   565        --        0.75% to 0.95%     12.27%      to  12.05%
2003                         768       $0.71 to $0.70        $   542        --        0.75% to 0.95%     42.00%      to  40.00%
2002                         814       $0.50 to $0.50        $   404        --        0.75% to 0.95%    (29.58%)     to (29.58%)
------------------------------------------------------------------------------------------------------------------------------------

CS SM CAP CORE I
2006                      13,915       $1.26 to $1.26        $17,607        --        1.25% to 1.25%      3.47%      to   3.47%
2005                      20,254       $1.22 to $1.22        $24,771        --        1.25% to 1.25%     (3.89%)     to  (3.89%)
2004                      25,658       $1.27 to $1.27        $32,649        --        1.25% to 1.25%      9.49%      to   9.49%
2003                      27,521       $1.16 to $1.16        $31,955        --        1.25% to 1.25%     46.84%      to  46.84%
2002                      26,573       $0.79 to $0.79        $21,050        --        1.25% to 1.25%    (34.71%)     to (34.71%)
------------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2006                          60       $1.16 to $1.16        $    70        --        0.85% to 1.45%     14.81%(12)  to  14.51%(12)
2005                          --          --       --             --        --          --       --         --              --
2004                          --          --       --             --        --          --       --         --              --
2003                          --          --       --             --        --          --       --         --              --
2002                          --          --       --             --        --          --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2006                          39       $1.15 to $1.15        $    45        --        0.85% to 1.45%     14.11%(12)  to  13.81%(12)
2005                          --          --       --             --        --          --       --         --              --
2004                          --          --       --             --        --          --       --         --              --
2003                          --          --       --             --        --          --       --         --              --
2002                          --          --       --             --        --          --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2006                      20,695       $1.03 to $1.02        $21,264      6.14%       0.55% to 1.45%      3.15%(11)  to   2.17%(12)
2005                          --          --       --             --        --          --       --         --              --
2004                          --          --       --             --        --          --       --         --              --
2003                          --          --       --             --        --          --       --         --              --
2002                          --          --       --             --        --          --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 95

                                             AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                                -------------------------------------  -----------------------------------------------------------
                                        ACCUMULATION UNIT              INVESTMENT
                                 UNITS        VALUE        NET ASSETS    INCOME        EXPENSE RATIO           TOTAL RETURN
                                (000S)  LOWEST TO HIGHEST    (000S)      RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                --------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 2
2006                             2,817   $1.12 to  $1.13    $ 3,329      1.00%        0.75% to 1.45%      11.56%    to  11.42%(12)
2005                             2,970   $1.00 to  $1.31    $ 3,141      0.76%        0.75% to 1.20%       7.93%    to   7.45%
2004                             2,642   $0.93 to  $1.22    $ 2,614      1.17%        0.75% to 1.20%       8.12%    to   7.63%
2003                             1,756   $0.86 to  $1.13    $ 1,588      6.54%        0.75% to 1.20%       3.61%(6) to   4.63%(6)
2002                                --      --        --         --      0.12%          --       --          --            --
----------------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2006                             3,121   $1.48 to  $1.16    $ 4,544      3.59%        0.55% to 1.45%      22.21%    to  14.55%(12)
2005                             2,435   $1.21 to  $1.21    $ 2,945      3.75%        0.55% to 1.20%      15.04%    to  14.30%
2004                                87   $1.06 to  $1.05    $    92      9.11%        0.55% to 1.20%       5.63%(7) to   5.54%(7)
2003                                --      --        --         --        --           --       --          --            --
2002                                --      --        --         --        --           --       --          --            --
----------------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2006                            39,656   $1.03 to  $1.11    $41,947      1.73%        0.55% to 1.45%       3.50%(11)to   9.60%(12)
2005                                --      --        --         --        --           --       --          --            --
2004                                --      --        --         --        --           --       --          --            --
2003                                --      --        --         --        --           --       --          --            --
2002                                --      --        --         --        --           --       --          --            --
----------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2006                             6,021   $1.10 to  $1.08    $ 6,567      0.85%        0.75% to 0.95%      12.17%    to  11.94%
2005                             6,876   $0.98 to  $0.97    $ 6,693      1.42%        0.75% to 0.95%       6.72%    to   6.51%
2004                             7,075   $0.92 to  $0.91    $ 6,459      0.78%        0.75% to 0.95%       4.97%    to   4.76%
2003                             6,955   $0.87 to  $0.87    $ 6,058      1.06%        0.75% to 0.95%      22.54%    to  22.54%
2002                             6,275   $0.71 to  $0.71    $ 4,462      1.26%        0.75% to 0.95%     (17.44%)   to (17.44%)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2006                            25,535   $1.21 to  $1.45    $33,068      0.71%        0.55% to 1.20%      12.24%    to  11.51%
2005                            27,566   $1.08 to  $1.30    $31,921      1.23%        0.55% to 1.20%       6.81%    to   6.12%
2004                            24,004   $1.01 to  $1.23    $25,969      0.62%        0.55% to 1.20%       0.74%(7) to   4.27%
2003                            14,354   $1.01 to  $1.18    $14,771      0.67%        0.75% to 1.20%      23.17%    to  21.65%
2002                             6,370   $0.82 to  $0.97    $ 5,249      0.54%        0.75% to 1.20%     (18.00%)   to  (3.00%)(5)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2006                             6,194   $1.91 to  $1.89    $11,782      0.26%        0.75% to 0.95%      11.75%    to  11.53%
2005                             6,837   $1.71 to  $1.69    $11,648      1.59%        0.75% to 0.95%      17.32%    to  17.09%
2004                             6,800   $1.46 to  $1.45    $ 9,887        --         0.75% to 0.95%      23.84%    to   23.59%
2003                             6,440   $1.18 to  $1.17    $ 7,570      0.30%        0.75% to 0.95%      37.21%    to  37.65%
2002                             5,777   $0.86 to  $0.85    $ 4,947      0.85%        0.75% to 0.95%     (10.42%)   to (11.46%)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2006                            37,997   $1.38 to  $1.12    $74,334      0.16%        0.55% to 1.45%      11.79%    to   9.65%(12)
2005                            31,182   $1.24 to  $1.96    $57,959      1.46%        0.55% to 1.20%      17.37%    to  16.61%
2004                            23,734   $1.06 to  $1.68    $37,670        --         0.55% to 1.20%       5.81%(7) to  23.17%
2003                            13,814   $1.27 to  $1.36    $17,664      0.19%        0.75% to 1.20%      36.56%    to  36.00%
2002                             6,528   $0.93 to  $1.00    $ 6,055      0.36%        0.75% to 1.20%     (10.58%)   to   0.00%(5)
----------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2006                             2,274   $1.25 to  $1.24    $ 2,830      0.75%        0.75% to 0.95%      17.07%    to  16.84%
2005                             2,233   $1.07 to  $1.06    $ 2,377      0.58%        0.75% to 0.95%      18.08%    to  17.85%
2004                             2,411   $0.91 to  $0.90    $ 2,176      0.97%        0.75% to 0.95%      12.63%    to  12.41%
2003                             1,804   $0.80 to  $0.80    $ 1,446      0.76%        0.75% to 0.95%      40.35%    to  42.86%
2002                             1,805   $0.57 to  $0.56    $ 1,020      0.70%        0.75% to 0.95%     (20.83%)   to (21.13%)
----------------------------------------------------------------------------------------------------------------------------------



96 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                             AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                                -------------------------------------  -----------------------------------------------------------
                                        ACCUMULATION UNIT              INVESTMENT
                                 UNITS        VALUE        NET ASSETS    INCOME        EXPENSE RATIO            TOTAL RETURN
                                (000S)  LOWEST TO HIGHEST    (000S)      RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                                --------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2006                            11,138   $1.46 to  $1.16    $18,398      0.69%        0.55% to 1.45%      17.12%    to  14.68%(12)
2005                            10,918   $1.24 to  $1.75    $15,626      0.48%        0.55% to 1.20%      18.12%    to  17.37%
2004                             9,927   $1.05 to  $1.49    $12,019      0.72%        0.55% to 1.20%       5.07%(7) to  11.95%
2003                             3,998   $1.06 to  $1.33    $ 4,284      0.33%        0.75% to 1.20%      41.33%    to  41.49%
2002                             1,612   $0.75 to  $0.94    $ 1,205      0.35%        0.75% to 1.20%     (21.05%)   to  (6.00%)(5)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST,
CL 2
2006                            15,867   $1.42 to  $1.22    $40,604      2.07%        0.55% to 1.45%      19.92%    to  19.87%(12)
2005                            17,091   $1.19 to  $1.99    $37,630      1.38%        0.55% to 1.20%      12.85%    to  12.12%
2004                            14,215   $1.05 to  $1.77    $27,833      1.87%        0.55% to 1.20%       3.95%(7) to  30.23%
2003                             9,414   $1.51 to  $1.36    $14,127      2.35%        0.75% to 1.20%      34.82%    to  33.33%
2002                             5,284   $1.12 to  $1.02    $ 5,932      2.66%        0.75% to 1.20%       0.90%    to   2.00%(5)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2006                            11,113   $1.31 to  $1.14    $23,423      0.64%        0.55% to 1.45%      16.34%    to  11.41%(12)
2005                             9,779   $1.12 to  $1.71    $18,464      0.74%        0.55% to 1.20%       8.17%    to   7.47%
2004                             6,961   $1.04 to  $1.59    $12,234      0.18%        0.55% to 1.20%       3.92%(7) to  22.27%
2003                             4,112   $1.45 to  $1.30    $ 5,892      0.21%        0.75% to 1.20%      31.82%    to  30.00%
2002                             2,336   $1.10 to  $1.00    $ 2,572      0.35%        0.75% to 1.20%     (10.57%)   to   0.00%(5)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2006                            17,585   $1.35 to  $1.14    $26,781      1.29%        0.55% to 1.45%      17.73%    to  12.20%(12)
2005                            13,184   $1.15 to  $1.49    $17,394      0.89%        0.55% to 1.20%       9.95%    to   9.24%
2004                             8,738   $1.04 to  $1.36    $10,601      0.76%        0.55% to 1.20%       3.99%(7) to  11.29%
2003                             4,974   $1.05 to  $1.23    $ 5,342      0.96%        0.75% to 1.20%      23.53%    to  24.24%
2002                             1,781   $0.85 to  $0.99    $ 1,509      0.91%        0.75% to 1.20%     (12.37%)   to  (1.00%)(5)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 1
2006                            13,248   $1.50 to  $1.50    $19,939      1.27%        1.25% to 1.25%      26.84%    to  26.84%
2005                            18,350   $1.18 to  $1.18    $21,762      1.41%        1.25% to 1.25%      26.18%    to  26.18%
2004                            19,516   $0.94 to  $0.94    $18,344      1.94%        1.25% to 1.25%      23.28%    to  23.28%
2003                            19,088   $0.76 to  $0.76    $14,532      1.36%        1.25% to 1.25%      52.00%    to  52.00%
2002                            19,145   $0.50 to  $0.50    $ 9,598      1.64%        1.25% to 1.25%      (1.96%)   to  (1.96%)
----------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2006                               500   $1.71 to  $1.69    $   851      1.19%        0.75% to 0.95%      20.54%    to  20.30%
2005                               743   $1.42 to  $1.41    $ 1,049      1.25%        0.75% to 0.95%       9.35%    to   9.13%
2004                               746   $1.30 to  $1.29    $   964      1.04%        0.75% to 0.95%      17.65%    to  17.41%
2003                               508   $1.10 to  $1.10    $   558      1.56%        0.75% to 0.95%      30.95%    to  30.95%
2002                               294   $0.84 to  $0.84    $   247      1.63%        0.75% to 0.95%     (16.00%)(4)to (16.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2006                            21,391   $1.36 to  $1.98    $49,689      0.90%        0.55% to 1.20%      15.53%    to  14.78%
2005                            22,121   $1.17 to  $1.72    $44,587      0.72%        0.55% to 1.20%      12.21%    to  11.48%
2004                            13,606   $1.05 to  $1.55    $24,744      0.73%        0.55% to 1.20%       4.59%(7) to  24.39%
2003                             8,432   $1.49 to  $1.24    $12,399      1.17%        0.75% to 1.20%      27.35%    to  26.53%
2002                             4,721   $1.17 to  $0.98    $ 5,500      1.45%        0.75% to 1.20%      (5.65%)   to  (2.00%)(5)
----------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2006                               612   $1.65 to  $1.63    $ 1,005      0.62%        0.75% to 0.95%      11.43%    to  11.21%
2005                               707   $1.48 to  $1.47    $ 1,042      0.23%        0.75% to 0.95%       5.28%    to   5.07%
2004                               956   $1.41 to  $1.40    $ 1,341      0.20%        0.75% to 0.95%      15.46%    to  15.23%
2003                               947   $1.22 to  $1.21    $ 1,152      0.23%        0.75% to 0.95%      45.24%    to  44.05%
2002                             1,078   $0.84 to  $0.84    $   905      0.26%        0.75% to 0.95%     (16.00%)   to (16.00%)
----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 97

                                             AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
                              --------------------------------------  --------------------------------------------------------------
                                         ACCUMULATION                 INVESTMENT
                                UNITS     UNIT VALUE      NET ASSETS    INCOME        EXPENSE RATIO           TOTAL RETURN
                               (000S)  LOWEST TO HIGHEST    (000S)      RATIO(1)   LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                              ------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ, INST
2006                           19,773  $1.22  to   $1.13   $ 22,050      1.03%       0.55%  to  1.45%      12.27%     to  10.42%(12)
2005                           21,018  $1.09  to   $1.44   $ 20,965      1.12%       0.55%  to  1.20%       5.93%     to   5.24%
2004                            9,790  $1.03  to   $1.37   $  9,003      1.38%       0.55%  to  1.20%       3.07%(7)  to  13.57%
2003                            6,258  $0.79  to   $1.21   $  5,014      0.85%       0.75%  to  1.20%      27.42%     to  28.72%
2002                            4,979  $0.62  to   $0.94   $  3,064      0.69%       0.75%  to  1.20%     (21.52%)    to  (6.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2006                            2,334  $0.44  to   $1.56   $  1,085        --        0.75%  to  1.20%       7.03%     to   6.54%
2005                            2,443  $0.41  to   $1.47   $  1,061        --        0.75%  to  1.20%      10.72%     to  10.22%
2004                            2,658  $0.37  to   $1.33   $  1,030        --        0.75%  to  1.20%      (0.18%)    to  (0.63%)
2003                            2,880  $0.37  to   $1.34   $  1,094        --        0.75%  to  1.20%      42.31%     to  44.09%
2002                            2,475  $0.26  to   $0.93   $    637        --        0.75%  to  1.20%     (40.91%)    to  (7.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2006                            9,436  $1.46  to   $2.88   $ 14,156      1.91%       0.75%  to  1.20%      45.54%     to  44.89%
2005                            9,115  $1.00  to   $1.99   $  9,380      1.09%       0.75%  to  1.20%      30.96%     to  30.37%
2004                            9,169  $0.77  to   $1.52   $  7,202      0.88%       0.75%  to  1.20%      17.80%     to  17.27%
2003                            8,377  $0.65  to   $1.30   $  5,451      0.97%       0.75%  to  1.20%      32.65%     to  30.00%(5)*
2002                            8,095  $0.49  to   $0.98   $  3,934      0.70%       0.75%  to  1.00%     (25.76%)    to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2006                            2,074  $0.59  to   $0.58   $  1,215        --        0.75%  to  0.95%      12.46%     to  12.24%
2005                            2,428  $0.52  to   $0.52   $  1,267        --        0.75%  to  0.95%      11.19%     to  10.97%
2004                            2,703  $0.47  to   $0.46   $  1,270        --        0.75%  to  0.95%      19.58%     to  19.34%
2003                            3,048  $0.39  to   $0.39   $  1,198        --        0.75%  to  0.95%      34.48%     to  34.48%
2002                            3,602  $0.29  to   $0.29   $  1,059        --        0.75%  to  0.95%     (29.27%)    to (29.27%)
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2006                            7,603  $1.40  to   $1.89   $ 10,349      1.00%       0.55%  to  1.20%      21.86%     to  21.07%
2005                            8,727  $1.15  to   $1.56   $  9,739      1.01%       0.55%  to  1.20%      10.04%     to  9.33%
2004                            6,718  $1.05  to   $1.42   $  6,716      0.55%       0.55%  to  1.20%       4.32%(7)  to  13.61%
2003                            4,382  $0.84  to   $1.25   $  3,845      0.37%       0.75%  to  1.20%      27.27%     to  25.00%(5)*
2002                            1,495  $0.66  to   $0.99   $    995      0.09%       0.75%  to  1.00%     (12.00%)    to  (1.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP GRO, CL II
2006                               95  $1.18  to   $1.19   $    112        --        0.55%  to  1.45%      11.44%     to  16.75%(12)
2005                               --  $1.06  to   $1.05         --        --        0.55%  to  1.20%       5.56%(9)  to    5.45%(9)
2004                               --     --          --         --        --          --         --         --              --
2003                               --     --          --         --        --          --         --         --              --
2002                               --     --          --         --        --          --         --         --              --
------------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2006                           13,195  $1.14  to   $1.13   $  9,319        --        0.55%  to  1.45%       6.72%     to  11.09%(12)
2005                           14,893  $1.07  to   $1.25   $  9,835      0.14%       0.55%  to  1.20%       3.66%     to   2.99%
2004                           12,506  $1.03  to   $1.21   $  7,877        --        0.55%  to  1.20%       3.36%(7)  to   7.69%
2003                           10,992  $0.57  to   $1.12   $  6,414        --        0.75%  to  1.20%      21.28%     to  12.00%(5)*
2002                            8,361  $0.47  to   $0.93   $  3,890        --        0.75%  to  1.00%     (27.69%)    to  (7.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2006                            7,302  $1.22  to   $1.52   $  7,048        --        0.55%  to  1.20%      12.31%     to  11.59%
2005                            8,986  $1.09  to   $1.37   $  7,754        --        0.55%  to  1.20%       4.46%     to   3.78%
2004                           10,441  $1.04  to   $1.32   $  8,577        --        0.55%  to  1.20%       4.11%(7)  to   4.94%
2003                           10,179  $0.76  to   $1.25   $  7,874        --        0.75%  to  1.20%      33.33%     to  31.58%
2002                            8,428  $0.57  to   $0.95   $  4,825        --        0.75%  to  1.20%     (32.94%)    to  (5.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------



98 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                             AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
                              --------------------------------------  --------------------------------------------------------------
                                         ACCUMULATION                 INVESTMENT
                                UNITS     UNIT VALUE      NET ASSETS    INCOME        EXPENSE RATIO           TOTAL RETURN
                               (000S)  LOWEST TO HIGHEST    (000S)      RATIO(1)   LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                              ------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN, SERV CL
2006                            3,849  $1.16  to   $1.10   $  4,425      2.04%       0.55%  to  1.45%      11.01%     to   9.09%(12)
2005                            2,848  $1.05  to   $1.04   $  2,967      1.14%       0.55%  to  1.20%       2.04%     to   1.38%
2004                              132  $1.02  to   $1.02   $    135        --        0.55%  to  1.20%       2.59%(7)  to   2.50%(7)
2003                               --     --          --         --        --         --         --           --             --
2002                               --     --          --         --        --         --         --           --             --
------------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2006                            7,956  $1.60  to   $1.20   $ 14,493      1.83%       0.55%  to  1.45%      30.24%     to  18.69%(12)
2005                            5,835  $1.23  to   $2.02   $  8,430      0.44%       0.55%  to  1.20%      15.93%     to  15.19%
2004                            2,993  $1.06  to   $1.75   $  3,691      1.22%       0.55%  to  1.20%       6.54%(7)  to  28.30%
2003                            1,600  $0.92  to   $1.37   $  1,520      1.82%       0.75%  to  1.20%      35.29%     to  37.00%(5)*
2002                              795  $0.68  to   $0.68   $    542      2.53%       0.75%  to  0.95%     (23.60%)    to (23.60%)
------------------------------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2006                            9,756  $1.05  to   $1.18   $ 10,638      1.30%       0.55%  to  1.45%       4.11%(11) to  17.74%(12)
2005                               --     --          --         --        --          --         --         --              --
2004                               --     --          --         --        --          --         --         --              --
2003                               --     --          --         --        --          --         --         --              --
2002                               --     --          --         --        --          --         --         --              --
------------------------------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2006                              204  $1.17  to   $1.17   $    239        --        0.85%  to  1.45%      14.92%(12) to  14.62%(12)
2005                               --     --          --         --        --          --         --          --             --
2004                               --     --          --         --        --          --         --          --             --
2003                               --     --          --         --        --          --         --          --             --
2002                               --     --          --         --        --          --         --          --             --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2006                            7,587  $1.42  to   $1.18   $ 10,525      0.67%       0.55%  to  1.45%      16.72%     to  15.96%(12)
2005                            3,888  $1.22  to   $1.21   $  4,707      0.24%       0.55%  to  1.20%      13.44%     to  12.70%
2004                               77  $1.07  to   $1.07   $     83        --        0.55%  to  1.20%       6.93%(7)  to   6.84%(7)
2003                               --     --          --         --        --          --         --          --             --
2002                               --     --          --         --        --          --         --          --             --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2006                            2,782  $1.30  to   $1.15   $  3,565      0.02%       0.55%  to  1.45%      14.03%     to  11.94%(12)
2005                            1,160  $1.14  to   $1.13   $  1,319        --        0.55%  to  1.20%       9.12%     to   8.41%
2004                               37  $1.05  to   $1.05   $     39        --        0.55%  to  1.20%       4.38%(7)  to   4.29%(7)
2003                               --     --          --         --        --          --         --          --             --
2002                               --     --          --         --        --          --         --          --             --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2006                           49,885  $1.11  to   $1.06   $ 54,689      2.95%       0.55%  to  1.45%       6.65%     to   5.92%(12)
2005                           18,152  $1.04  to   $1.03   $ 18,845      0.78%       0.55%  to  1.20%       1.92%     to   1.26%
2004                              261  $1.02  to   $1.02   $    267        --        0.55%  to  1.20%       2.25%(7)  to   2.17%(7)
2003                               --     --          --         --        --          --         --          --             --
2002                               --     --          --         --        --          --         --          --             --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2006                               54  $1.07  to   $1.07   $     58        --        0.85%  to  1.45%       6.99%(13) to   6.81%(13)
2005                               --     --          --         --        --          --         --          --             --
2004                               --     --          --         --        --          --         --          --             --
2003                               --     --          --         --        --          --         --          --             --
2002                               --     --          --         --        --          --         --          --             --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 99

                                            AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                              --------------------------------------  --------------------------------------------------------------
                                         ACCUMULATION                 INVESTMENT
                               UNITS      UNIT VALUE      NET ASSETS    INCOME       EXPENSE RATIO            TOTAL RETURN
                               (000S)  LOWEST TO HIGHEST    (000S)      RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                              ------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET, ADVISOR
CL
2006                           31,227   $1.04  to  $1.04    $32,574      9.00%      0.55%  to  1.45%        4.65%(11) to   4.22%(12)
2005                               --      --         --         --        --         --         --           --             --
2004                               --      --         --         --        --         --         --           --             --
2003                               --      --         --         --        --         --         --           --             --
2002                               --      --         --         --        --         --         --           --             --
------------------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2006                            5,347   $1.44  to  $1.70     $7,896      2.33%      0.75%  to  1.20%       21.21%     to  20.67%
2005                            5,917   $1.19  to  $1.41     $7,241      2.14%      0.75%  to  1.20%        4.73%     to   4.26%
2004                            5,263   $1.14  to  $1.35     $6,142      2.21%      0.75%  to  1.20%       15.17%     to  14.66%
2003                            3,348   $0.99  to  $1.18     $3,365      2.18%      0.75%  to  1.20%       22.22%     to  20.41%
2002                            1,077   $0.81  to  $0.98     $  880      2.98%      0.75%  to  1.20%      (16.49%)    to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PIONEER INTL VAL VCT, CL II
2006                            1,223   $1.01  to  $1.01     $1,231        --       0.75%  to  1.20%        0.70%(14) to   0.68%(14)
2005                               --      --         --         --        --         --         --           --             --
2004                               --      --         --         --        --         --         --           --             --
2003                               --      --         --         --        --         --         --           --             --
2002                               --      --         --         --        --         --         --           --             --
------------------------------------------------------------------------------------------------------------------------------------

PUT VT HLTH SCIENCES, CL IB
2006                            2,895   $1.19  to  $1.34     $3,345      0.36%      0.55%  to  1.20%        2.23%     to   1.57%
2005                            3,501   $1.17  to  $1.32     $3,987      0.06%      0.55%  to  1.20%       12.58%     to  11.85%
2004                            2,952   $1.04  to  $1.18     $2,995      0.16%      0.55%  to  1.20%        3.83%(7)  to   5.85%
2003                            2,386   $0.91  to  $1.11     $2,253      0.44%      0.75%  to  1.20%       16.67%     to  11.00%(5)*
2002                            1,272   $0.78  to  $0.95     $  988        --       0.75%  to  1.00%      (20.41%)    to  (5.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2006                            4,789   $1.50  to  $2.02     $7,918      0.62%      0.55%  to  1.20%       27.03%     to  26.20%
2005                            5,645   $1.18  to  $1.60     $7,374      1.43%      0.55%  to  1.20%       11.58%     to  10.86%
2004                            6,069   $1.06  to  $1.45     $7,116      1.49%      0.55%  to  1.20%        5.60%(7)  to  14.81%
2003                            6,677   $1.00  to  $1.26     $6,752      0.70%      0.75%  to  1.20%       28.21%     to  27.27%
2002                            4,131   $0.78  to  $0.99     $3,244      0.56%      0.75%  to  1.20%      (18.75%)    to  (1.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2006                            2,000   $1.08  to  $1.06     $2,141      1.35%      0.75%  to  0.95%       25.19%     to  24.94%
2005                            2,384   $0.86  to  $0.85     $2,042      0.67%      0.75%  to  0.95%       17.48%     to  17.25%
2004                            2,623   $0.73  to  $0.73     $1,914      1.01%      0.75%  to  0.95%       12.50%     to  12.28%
2003                            3,045   $0.65  to  $0.65     $1,977      0.30%      0.75%  to  0.95%       32.65%     to  32.65%
2002                            3,387   $0.49  to  $0.49     $1,664      0.67%      0.75%  to  0.95%      (14.04%)    to (14.04%)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2006                           12,653   $1.36  to  $1.36    $17,241      0.18%      1.25%  to  1.25%        7.48%     to   7.48%
2005                           17,270   $1.27  to  $1.27    $21,892      0.38%      1.25%  to  1.25%        8.96%     to   8.96%
2004                           22,122   $1.16  to  $1.16    $25,735        --       1.25%  to  1.25%        9.20%     to   9.20%
2003                           26,316   $1.06  to  $1.06    $28,036        --       1.25%  to  1.25%       30.86%     to  30.86%
2002                           29,597   $0.81  to  $0.81    $24,060        --       1.25%  to  1.25%      (31.36%)    to (31.36%)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2006                            4,059   $1.24  to  $1.66    $ 2,664        --       0.55%  to  1.20%        4.88%     to   4.20%
2005                            4,962   $1.18  to  $1.60    $ 3,111        --       0.55%  to  1.20%       11.54%     to  10.81%
2004                            5,546   $1.06  to  $1.44    $ 3,114        --       0.55%  to  1.20%        5.71%(7)  to  17.19%
2003                            6,250   $0.48  to  $1.23    $ 2,981        --       0.75%  to  1.20%       33.33%     to  23.00%(5)*
2002                            7,059   $0.36  to  $0.36    $ 2,533        --       0.75%  to  0.95%      (30.77%)    to (30.77%)
------------------------------------------------------------------------------------------------------------------------------------



100 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                              --------------------------------------  --------------------------------------------------------------
                                         ACCUMULATION                 INVESTMENT
                                UNITS     UNIT VALUE      NET ASSETS    INCOME       EXPENSE RATIO            TOTAL RETURN
                               (000S)  LOWEST TO HIGHEST    (000S)      RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                              ------------------------------------------------------------------------------------------------------
RVS VP BAL
2006                           15,340   $1.20  to  $1.12   $ 24,281      2.46%      0.55%  to  1.45%       13.76%     to  10.40%(12)
2005                           19,036   $1.06  to  $1.54   $ 27,184      2.58%      0.55%  to  1.25%        3.36%     to   2.63%
2004                           21,170   $1.02  to  $1.50   $ 29,783      2.27%      0.55%  to  1.25%        2.51%(7)  to   8.23%
2003                           22,006   $0.87  to  $1.39   $ 28,908      2.25%      0.75%  to  1.25%       19.18%     to  18.80%
2002                           22,176   $0.73  to  $1.17   $ 24,980      2.58%      0.75%  to  1.25%      (13.10%)    to (13.97%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2006                           37,748   $1.06  to  $1.01   $ 41,386      4.44%      0.55%  to  1.45%        3.91%     to   1.37%(12)
2005                           24,998   $1.02  to  $1.20   $ 26,813      2.56%      0.55%  to  1.25%        2.05%     to   1.34%
2004                           29,076   $1.00  to  $1.19   $ 30,915      0.74%      0.55%  to  1.25%        0.11%(7)  to  (0.51%)
2003                           30,255   $1.04  to  $1.19   $ 32,413      0.51%      0.75%  to  1.25%        0.00%     to  (0.83%)
2002                           36,563   $1.04  to  $1.20   $ 39,586      1.16%      0.75%  to  1.25%        0.00%     to   0.00%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP CORE BOND
2006                            2,959   $1.05  to  $1.03   $  3,094      4.20%      0.55%  to  1.45%        3.25%     to   2.99%(12)
2005                            1,776   $1.02  to  $1.01   $  1,802      3.42%      0.55%  to  1.20%        1.22%     to   0.57%
2004                               44   $1.01  to  $1.00   $     49      1.49%      0.55%  to  1.20%        0.53%(7)  to   0.44%(7)
2003                               --      --         --         --        --         --         --           --             --
2002                               --      --         --         --        --         --         --           --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2006                           98,054   $1.06  to  $1.03   $120,156      4.39%      0.55%  to  1.45%        3.84%     to   3.48%(12)
2005                           55,403   $1.02  to  $1.37   $ 69,868      3.71%      0.55%  to  1.25%        1.56%     to   0.85%
2004                           40,899   $1.01  to  $1.36   $ 51,941      3.83%      0.55%  to  1.25%        0.56%(7)  to   3.19%
2003                           39,140   $1.19  to  $1.32   $ 48,791      3.58%      0.75%  to  1.25%        4.39%     to   3.13%
2002                           38,121   $1.14  to  $1.28   $ 46,812      5.09%      0.75%  to  1.25%        4.59%     to   4.92%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2006                           63,429   $1.41  to  $1.14   $108,302      1.42%      0.55%  to  1.45%       19.09%     to  11.56%(12)
2005                           35,077   $1.18  to  $1.82   $ 54,221      1.61%      0.55%  to  1.20%       12.88%     to  12.15%
2004                           21,330   $1.05  to  $1.62   $ 29,283      1.67%      0.55%  to  1.20%        5.37%(7)  to  16.80%
2003                            9,062   $1.14  to  $1.39   $ 10,393      1.57%      0.75%  to  1.20%       40.74%     to  40.40%
2002                            4,851   $0.81  to  $0.99   $  3,940      1.61%      0.75%  to  1.20%      (19.80%)    to  (1.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP EMER MKTS
2006                            8,234   $1.92  to  $1.29   $ 18,238      0.34%      0.55%  to  1.45%       33.17%     to  26.55%(12)
2005                            5,552   $1.44  to  $2.27   $ 10,638      0.21%      0.55%  to  1.20%       33.07%     to  32.21%
2004                            1,517   $1.08  to  $1.72   $  2,175      3.56%      0.55%  to  1.20%        7.80%(7)  to  22.67%
2003                              485   $1.13  to  $1.40   $    556      1.90%      0.75%  to  1.20%       39.51%     to  40.00%(5)*
2002                              344   $0.81  to  $0.81   $    279        --       0.75%  to  0.95%       (6.90%)    to  (5.81%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP FUNDAMENTAL VAL
2006                           24,070   $1.09  to  $1.11   $ 26,374      0.99%      0.55%  to  1.45%       8.85%(11)  to  10.86%(12)
2005                               --      --         --         --        --         --         --           --             --
2004                               --      --         --         --        --         --         --           --             --
2003                               --      --         --         --        --         --         --           --             --
2002                               --      --         --         --        --         --         --           --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2006                           29,948   $1.03  to  $1.03   $ 40,456      3.27%      0.55%  to  1.45%        6.15%     to   3.55%(12)
2005                           21,408   $0.97  to  $1.40   $ 29,162      3.90%      0.55%  to  1.25%       (5.52%)    to  (6.17%)
2004                           15,156   $1.03  to  $1.49   $ 22,117      4.10%      0.55%  to  1.25%        3.31%(7)  to   8.66%
2003                           11,114   $1.35  to  $1.37   $ 15,034      7.31%      0.75%  to  1.25%       12.50%     to  11.38%
2002                            9,186   $1.20  to  $1.23   $ 11,203      4.77%      0.75%  to  1.25%       14.29%     to  13.89%
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 101

                                    AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                       ---------------------------------------   ------------------------------------------------------------------
                                   ACCUMULATION
                        UNITS       UNIT VALUE      NET ASSETS      INVESTMENT         EXPENSE RATIO            TOTAL RETURN
                       (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO(1)   LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL
INFLATION PROT SEC
2006                   29,551    $1.05  to  $1.01    $ 30,496         3.34%          0.55%  to  1.45%       0.64%     to   1.06%(12)
2005                   12,579    $1.04  to  $1.03    $ 13,026         7.50%          0.55%  to  1.20%       2.25%     to   1.59%
2004                      316    $1.02  to  $1.02    $    326         3.05%          0.55%  to  1.20%       1.37%(7)  to   1.28%(7)
2003                       --       --         --          --           --             --         --          --             --
2002                       --       --         --          --           --             --         --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2006                   21,493    $1.24  to  $1.15    $ 14,184         0.98%          0.55%  to  1.45%      10.47%     to  13.26%(12)
2005                   23,587    $1.12  to  $1.30    $ 14,157         0.40%          0.55%  to  1.20%       8.02%     to   7.32%
2004                   10,914    $1.04  to  $1.21    $  6,041         0.32%          0.55%  to  1.20%       3.83%(7)  to   7.14%
2003                    9,883    $0.47  to  $1.13    $  4,895         0.21%          0.75%  to  1.20%      20.51%     to  13.00%(5)*
2002                    5,896    $0.39  to  $0.94    $  2,296         0.07%          0.75%  to  1.00%     (26.42%)    to  (7.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2006                   39,731    $1.15  to  $1.06    $ 57,028         7.39%          0.55%  to  1.45%      10.19%     to   6.50%(12)
2005                   46,734    $1.05  to  $1.35    $ 61,437         6.46%          0.55%  to  1.25%       3.45%     to   2.73%
2004                   47,683    $1.01  to  $1.32    $ 61,014         6.99%          0.55%  to  1.25%       1.07%(7)  to  10.01%
2003                   39,664    $1.12  to  $1.20    $ 46,172         7.64%          0.75%  to  1.25%      24.44%     to  23.71%
2002                   28,259    $0.90  to  $0.97    $ 26,710         7.77%          0.75%  to  1.25%      (7.22%)    to  (7.62%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2006                   21,476    $1.11  to  $1.05    $ 23,358         6.45%          0.55%  to  1.45%       7.40%     to   5.56%(12)
2005                    3,617    $1.03  to  $1.03    $  3,730         6.01%          0.55%  to  1.20%       2.77%     to   2.10%
2004                        8    $1.01  to  $1.01    $     13         5.84%          0.55%  to  1.20%       0.71%(7)  to   0.61%(7)
2003                       --       --         --          --           --             --         --          --             --
2002                       --       --         --          --           --             --         --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2006                   19,226    $1.48  to  $1.16    $ 25,881         1.92%          0.55%  to  1.45%      23.49%     to  14.34%(12)
2005                   20,779    $1.20  to  $1.19    $ 23,094         1.44%          0.55%  to  1.25%      13.24%     to  12.45%
2004                   17,934    $1.06  to  $1.06    $ 18,092         1.13%          0.55%  to  1.25%       6.13%(7)  to  15.95%
2003                   13,629    $0.66  to  $0.91    $ 12,240         0.92%          0.75%  to  1.25%      26.92%     to  26.39%
2002                   13,595    $0.52  to  $0.72    $  9,691         0.97%          0.75%  to  1.25%     (18.75%)    to (19.10%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2006                   61,632    $1.25  to  $1.16    $ 74,238         1.16%          0.55%  to  1.45%      14.65%     to  13.48%(12)
2005                   26,331    $1.09  to  $1.33    $ 25,945         1.16%          0.55%  to  1.25%       5.59%     to   4.86%
2004                   12,838    $1.03  to  $1.27    $ 13,946         0.92%          0.55%  to  1.25%       3.21%(7)  to   4.57%
2003                    9,659    $0.71  to  $1.21    $ 10,943         0.63%          0.75%  to  1.25%      29.09%     to  27.37%
2002                    8,620    $0.55  to  $0.95    $  7,997         0.53%          0.75%  to  1.25%     (22.54%)    to (22.76%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2006                      460    $1.27  to  $1.15    $    578         1.38%          0.55%  to  1.45%      18.43%     to  13.59%(12)
2005                      170    $1.07  to  $1.07    $    181         1.73%          0.55%  to  1.20%       3.96%     to   3.29%
2004                        2    $1.03  to  $1.03    $      3         2.18%          0.55%  to  1.20%       3.48%(7)  to   3.41%(7)
2003                       --       --         --          --           --             --         --          --             --
2002                       --       --         --          --           --             --         --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2006                    9,350    $1.13  to  $1.13    $  9,798         0.24%          0.55%  to  1.45%      (0.61%)    to  10.03%(12)
2005                    3,082    $1.14  to  $1.40    $  3,865           --           0.55%  to  1.20%       9.53%     to   8.81%
2004                    3,218    $1.04  to  $1.28    $  3,689           --           0.55%  to  1.20%       4.13%(7)  to   7.80%
2003                    1,987    $1.04  to  $1.19    $  2,099           --           0.75%  to  1.20%      22.35%     to  21.43%
2002                      765    $0.85  to  $0.98    $    667           --           0.75%  to  1.20%     (15.00%)    to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------



102 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                       ---------------------------------------   -------------------------------------------------------------------
                                   ACCUMULATION
                        UNITS       UNIT VALUE      NET ASSETS     INVESTMENT          EXPENSE RATIO             TOTAL RETURN
                       (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO(1)   LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------------
RVS VP MID CAP VAL
2006                   16,798    $1.22  to  $1.12    $ 21,379         1.10%          0.55%  to  1.45%      14.69%     to  10.83%(12)
2005                      760    $1.06  to  $1.19    $    903         1.19%          0.55%  to  1.20%       6.40%(8)  to  17.28%(8)
2004                       --       --         --          --           --             --         --          --             --
2003                       --       --         --          --           --             --         --          --             --
2002                       --       --         --          --           --             --         --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2006                   16,818    $1.22  to  $1.14    $ 17,914         1.45%          0.55%  to  1.45%      14.62%     to  12.55%(12)
2005                   18,749    $1.06  to  $1.35    $ 17,518         1.39%          0.55%  to  1.20%       3.83%     to   3.16%
2004                   18,649    $1.02  to  $1.31    $ 16,616         1.52%          0.55%  to  1.20%       2.43%(7)  to   8.95%
2003                   12,763    $0.78  to  $1.20    $ 10,177         1.22%          0.75%  to  1.20%      27.87%     to  26.32%
2002                    7,714    $0.61  to  $0.95    $  4,732         1.00%          0.75%  to  1.20%     (23.75%)    to  (5.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SELECT VAL
2006                      607    $1.20  to  $1.12    $    725         2.11%          0.55%  to  1.45%      15.19%     to  10.26%(12)
2005                      570    $1.04  to  $1.03    $    592         0.56%          0.55%  to  1.20%      (0.05%)    to  (0.69%)
2004                       86    $1.04  to  $1.04    $     90         0.81%          0.55%  to  1.20%       4.31%(7)  to   4.21%(7)
2003                       --       --         --          --           --             --         --          --             --
2002                       --       --         --          --           --             --         --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2006                   19,192    $1.05  to  $1.02    $ 22,444         3.79%          0.55%  to  1.45%       3.27%     to   2.08%(12)
2005                   22,848    $1.02  to  $1.00    $ 25,949         2.90%          0.55%  to  1.20%       1.02%     to   0.36%
2004                   24,281    $1.01  to  $1.00    $ 27,456         2.44%          0.55%  to  1.20%       0.14%(7)  to  (0.35%)
2003                   21,139    $1.15  to  $1.00    $ 24,013         2.29%          0.75%  to  1.20%       0.88%     to   0.00%
2002                   16,892    $1.14  to  $1.00    $ 19,198         2.88%          0.75%  to  1.20%       4.59%     to   0.00%(5)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2006                    5,144    $1.20  to  $1.14    $  7,715         0.04%          0.55%  to  1.45%      11.07%     to  10.76%(12)
2005                    6,099    $1.08  to  $1.73    $  8,279           --           0.55%  to  1.20%       4.26%     to   3.58%
2004                    5,868    $1.04  to  $1.67    $  7,675           --           0.55%  to  1.20%       3.92%(7)  to  17.13%
2003                    3,490    $1.06  to  $1.43    $  3,799           --           0.75%  to  1.20%      47.22%     to  45.92%
2002                    1,924    $0.72  to  $0.98    $  1,390           --           0.75%  to  1.20%     (18.18%)    to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP VAL
2006                   16,174    $1.32  to  $1.16    $ 28,882         0.41%          0.55%  to  1.45%      19.59%     to  13.10%(12)
2005                   13,546    $1.11  to  $1.68    $ 21,730         0.22%          0.55%  to  1.20%       5.19%     to   4.51%
2004                    9,605    $1.05  to  $1.61    $ 14,665         0.03%          0.55%  to  1.20%       4.47%(7)  to  18.59%
2003                    7,673    $1.28  to  $1.36    $  9,828         0.04%          0.75%  to  1.20%      37.63%     to  36.00%
2002                    4,941    $0.93  to  $1.00    $  4,614         0.15%          0.75%  to  1.20%     (13.08%)    to   0.00%(5)
------------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2006                    1,484    $2.45  to  $2.42    $  3,611         0.18%          0.75%  to  0.95%      20.17%     to  19.93%
2005                    1,683    $2.04  to  $2.02    $  3,411         0.53%          0.75%  to  0.95%      10.78%     to  10.56%
2004                    1,817    $1.84  to  $1.82    $  3,328           --           0.75%  to  0.95%      13.00%     to  12.77%
2003                    1,887    $1.63  to  $1.62    $  3,062           --           0.75%  to  0.95%      48.18%     to  47.27%
2002                    1,729    $1.10  to  $1.10    $  1,897           --           0.75%  to  0.95%     (13.39%)    to (13.39%)
------------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2006                    3,083    $2.44  to  $2.41    $  7,461         1.31%          0.75%  to  0.95%      14.92%     to  14.69%
2005                    3,375    $2.12  to  $2.10    $  7,115         1.33%          0.75%  to  0.95%      13.77%     to  13.55%
2004                    3,445    $1.86  to  $1.85    $  6,390         0.53%          0.75%  to  0.95%      19.00%     to  18.76%
2003                    3,521    $1.57  to  $1.56    $  5,495         0.19%          0.75%  to  0.95%      41.44%     to  41.82%
2002                    3,458    $1.11  to  $1.10    $  3,819         0.20%          0.75%  to  0.95%     (11.20%)    to (12.00%)
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 103

                                     AT DEC. 31                                        FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  ------------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO              TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ---------------------------------------------------------------------------------------------------------------
VANK LIT COMSTOCK,
CL II
2006                36,138       $1.23 to $1.13        $43,435        1.05%          0.55% to 1.45%      15.41%      to  11.17%(12)
2005                19,110       $1.07 to $1.06        $20,340        0.20%          0.55% to 1.20%       3.54%      to   2.87%
2004                   217       $1.03 to $1.03        $   224          --           0.55% to 1.20%       3.48%(7)   to   3.40%(7)
2003                    --          --       --             --          --             --       --          --              --
2002                    --          --       --             --          --             --       --          --              --
-----------------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL
REAL EST, CL II
2006                 8,516       $1.23 to $1.25        $10,497        4.31%          0.55% to 1.45%      23.57%(11)  to  23.49%(12)
2005                    --          --       --             --          --             --       --          --              --
2004                    --          --       --             --          --             --       --          --              --
2003                    --          --       --             --          --             --       --          --              --
2002                    --          --       --             --          --             --       --          --              --
-----------------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP
GRO, CL II
2006                 6,540       $0.99 to $1.14        $ 6,777          --           0.55% to 1.45%      (0.22%)(11) to  11.80%(12)
2005                    --          --       --             --          --             --       --          --              --
2004                    --          --       --             --          --             --       --          --              --
2003                    --          --       --             --          --             --       --          --              --
2002                    --          --       --             --          --             --       --          --              --
-----------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2006                26,911       $1.79 to $1.23        $47,199        0.51%          0.55% to 1.45%      36.41%      to  21.69%(12)
2005                21,907       $1.31 to $2.32        $29,207        0.85%          0.55% to 1.20%      20.86%      to  20.08%
2004                13,297       $1.09 to $1.93        $14,456        0.57%          0.55% to 1.20%       8.54%(7)   to  28.72%
2003                 7,780       $0.80 to $1.50        $ 6,471        0.23%          0.75% to 1.20%      48.15%      to  50.00%(5)*
2002                 3,994       $0.54 to $1.02        $ 2,151          --           0.75% to 1.00%     (14.29%)     to   2.00%(5)
-----------------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2006                31,695       $1.24 to $1.12        $57,469        0.22%          0.55% to 1.45%       7.28%      to   9.73%(12)
2005                30,158       $1.15 to $1.81        $52,186          --           0.55% to 1.20%      10.64%      to   9.93%
2004                21,836       $1.04 to $1.64        $34,225          --           0.55% to 1.20%       3.97%(7)   to  16.92%
2003                14,064       $1.33 to $1.41        $18,754          --           0.75% to 1.20%      41.49%      to  42.42%
2002                 6,602       $0.94 to $0.99        $ 6,167          --           0.75% to 1.20%     (16.81%)     to  (1.00%)(5)
-----------------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET
ALLOC
2006                 5,081       $1.28 to $1.43        $ 6,567        2.33%          0.75% to 1.20%      11.30%      to  10.81%
2005                 5,141       $1.15 to $1.29        $ 5,991        2.07%          0.75% to 1.20%       4.20%      to   3.74%
2004                 5,181       $1.10 to $1.25        $ 5,798        2.11%          0.75% to 1.20%       8.53%      to   8.04%
2003                 4,797       $1.02 to $1.15        $ 4,904        1.65%          0.75% to 1.20%      21.43%      to  15.00%(5)*
2002                 4,040       $0.84 to $0.96        $ 3,397        2.19%          0.75% to 1.00%     (13.40%)     to  (4.00%)(5)
-----------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL
CORE
2006                 1,689       $1.28 to $1.76        $ 2,214        1.66%          0.75% to 1.20%      19.90%      to  19.37%
2005                 1,853       $1.06 to $1.48        $ 2,030        1.88%          0.75% to 1.20%       8.85%      to   8.37%
2004                 2,063       $0.98 to $1.36        $ 2,072        0.23%          0.75% to 1.20%       8.81%      to   8.32%
2003                 1,555       $0.90 to $1.26        $ 1,414        0.31%          0.75% to 1.20%      30.43%      to  26.00%(5)*
2002                   837       $0.69 to $0.97        $   576        0.21%          0.75% to 1.00%     (23.33%)     to  (3.00%)(5)
-----------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2006                 2,683       $1.24 to $1.15        $ 3,664          --           0.55% to 1.45%      11.61%      to  13.50%(12)
2005                 2,926       $1.11 to $1.58        $ 3,672          --           0.55% to 1.20%       7.22%      to   6.52%
2004                 3,066       $1.04 to $1.48        $ 3,600          --           0.55% to 1.20%       3.70%(7)   to  16.67%
2003                 2,964       $0.97 to $1.27        $ 2,976        0.01%          0.75% to 1.20%      34.72%      to  35.11%
2002                 1,868       $0.72 to $0.94        $ 1,341        0.58%          0.75% to 1.20%     (27.27%)     to  (6.00%)(5)
-----------------------------------------------------------------------------------------------------------------------------------



104 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  ------------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ---------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP
GRO
2006                 3,509       $1.28 to $1.22        $ 4,361          --           0.55% to 1.45%      22.08%    to  18.25%(12)
2005                 3,176       $1.05 to $1.59        $ 3,241          --           0.55% to 1.20%       5.21%(9) to   4.98%
2004                 3,347       $0.92 to $1.51        $ 3,226          --           0.75% to 1.20%      12.92%    to  12.41%
2003                 2,499       $0.81 to $1.34        $ 2,070          --           0.75% to 1.20%      39.66%    to  34.00%(5)*
2002                 1,403       $0.58 to $0.58        $   808          --           0.75% to 0.95%     (38.30%)   to (38.30%)
-----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)   Operations commenced on March 1, 2002.

(5)   Operations commenced on Nov. 7, 2002.

(6)   Operations commenced on Dec. 8, 2003.

(7)   Operations commenced on Nov. 15, 2004.

(8)   Operations commenced on May 2, 2005.

(9)   Operations commenced on Nov. 1, 2005.

(10)  Operations commenced on April 28, 2006.

(11)  Operations commenced on May 1, 2006.

(12)  Operations commenced on July 24, 2006.

(13)  Operations commenced on Sept. 15, 2006.

(14)  Operations commenced on Dec. 15, 2006.

   *  No activity in 2002.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 105

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying Balance Sheets of RiverSource Life Insurance Co. of New York (a wholly-owned subsidiary of RiverSource Life Insurance Company) as of December 31, 2006 and 2005, and the related Statements of Income, Cash Flows and Shareholder's Equity for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young, LLP

Minneapolis, Minnesota
April 24, 2007

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)

DECEMBER 31,                                             2006           2005

ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost:
      2006, $1,787,111; 2005, $1,881,899)             $1,766,763     $1,882,456
   Commercial mortgage loans on real estate, at
      cost (less allowance for loan losses:
      2006, $2,718; 2005, $3,218)                        255,110        244,760
Policy loans                                              33,573         31,274
Trading securities and other investments                      95             48
-------------------------------------------------------------------------------
      Total investments                                2,055,541      2,158,538

Cash and cash equivalents                                 26,960         52,130
Reinsurance recoverables                                  47,120         38,675
Amounts due from brokers                                      95             70
Other accounts receivable                                  5,265          3,673
Accrued investment income                                 22,876         23,479
Deferred acquisition costs                               241,568        230,270
Deferred sales inducement costs                           15,658         11,554
Other assets                                               7,365          5,744
Separate account assets                                2,619,680      2,028,923
-------------------------------------------------------------------------------
      Total assets                                    $5,042,128     $4,553,056
===============================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                $1,909,109     $2,023,521
Policy claims and other policyholders' funds               8,226          5,097
Deferred income taxes, net                                17,116         18,191
Other liabilities                                         19,007         18,285
Separate account liabilities                           2,619,680      2,028,923
-------------------------------------------------------------------------------
      Total liabilities                                4,573,138      4,094,017
-------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $10 par value; 200,000 shares
      authorized, issued and outstanding                   2,000          2,000
   Additional paid-in capital                            106,617        106,600
   Retained earnings                                     371,644        350,654
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities losses                   (11,271)          (215)
-------------------------------------------------------------------------------
      Total shareholder's equity                         468,990        459,039
-------------------------------------------------------------------------------
      Total liabilities and shareholder's equity      $5,042,128     $4,553,056
===============================================================================

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

REVENUES
Premiums:
   Traditional life insurance                             $ 4,321        $ 4,398       $ 4,073
   Disability income and long term care insurance          18,493         17,696        17,643
----------------------------------------------------------------------------------------------
      Total premiums                                       22,814         22,094        21,716
Net investment income                                     119,142        123,038       119,800
Contractholder and policyholder charges                    36,734         33,425        32,182
Mortality and expense risk and other fees                  31,173         24,415        21,277
Net realized gain on investments                            3,936          9,192           849
----------------------------------------------------------------------------------------------
      Total revenues                                      213,799        212,164       195,824
----------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                               2,006          2,845         2,693
   Investment contracts and universal life-type insurance  13,203          9,517        11,981
   Disability income and long term care insurance           5,416          6,010         5,264
Increase (decrease) in liabilities for future policy
  benefits:
   Traditional life insurance                                (522)          (404)         (556)
   Disability income and long term care insurance           5,683          8,064         8,897
Interest credited to account values                        67,142         71,518        68,480
Amortization of deferred acquisition costs                 24,259         19,050        13,705
Separation costs                                            2,756          3,915            --
Other insurance and operating expenses                     24,909         25,636        19,970
----------------------------------------------------------------------------------------------
      Total benefits and expenses                         144,852        146,151       130,434
----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change   68,947         66,013        65,390
Income tax provision                                       22,957         21,803        21,404
----------------------------------------------------------------------------------------------
Income before accounting change                            45,990         44,210        43,986
Cumulative effect of accounting change, net of tax             --             --         2,748
----------------------------------------------------------------------------------------------
      Net income                                          $45,990        $44,210       $41,238
==============================================================================================

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                $45,990        $44,210       $41,238
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax          --             --         2,748
   Amortization of deferred acquisition costs              24,259         19,050        13,705
   Amortization of deferred sales inducement costs          2,196          1,383         1,269
   Capitalization of deferred acquisition costs           (32,713)       (33,519)      (27,754)
   Capitalization of deferred sales inducement costs       (6,073)        (3,960)       (2,562)
   Amortization of premium, net                             4,380          3,867         4,105
   Deferred income taxes                                    4,892         14,182         4,079
   Contractholder and policyholder charges, non-cash      (13,937)       (14,565)      (14,266)
   Net realized investment gain                            (3,936)        (9,192)         (849)
   Net realized gain on trading securities                    (11)            (2)           (2)
Change in operating assets and liabilities:
   Trading securities, net                                    (36)            58           (87)
   Future policy benefits for traditional life,
      disability income and long term care insurance       10,813         12,448        13,862
   Policy claims and other policyholders' funds             3,129           (484)          519
   Policy loans, excluding universal life-type insurance:
      Repayment                                             2,206          2,266         2,494
      Issuance                                             (2,421)        (2,792)       (2,554)
   Reinsurance recoverables                                (8,445)        (5,449)       (6,922)
   Other accounts receivable                               (1,592)          (741)         (731)
   Accrued investment income                                  603            880        (1,380)
   Other assets and liabilities, net                      (11,390)          (298)          338
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                  17,914         27,342        27,250
----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Proceeds from sales                                    131,061        247,160       118,570
   Maturities, sinking fund payments and calls             92,911        227,088       180,899
   Purchases                                             (129,842)      (459,107)     (410,650)
Other investments, excluding policy loans:
   Proceeds from sales, maturities, sinking fund
      payments and calls                                   28,865         20,377        33,387
   Purchases                                              (39,000)       (27,639)      (50,945)
Change in amounts due to and from brokers, net                (25)           (53)        2,140
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES        83,970          7,826      (126,599)
----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal
   life-type insurance:
   Considerations received                                 87,532        111,090       184,527
   Interest credited to account values                     67,142         71,518        68,480
   Surrenders and other benefits                         (254,644)      (178,462)     (136,935)
Policy loans:
   Repayment                                                5,035          5,030         4,735
   Issuance                                                (7,119)        (5,228)       (5,585)
Cash dividends to RiverSource Life Insurance Company      (25,000)       (22,500)      (21,500)
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES      (127,054)       (18,552)       93,722
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS      (25,170)        16,616        (5,627)
Cash and cash equivalents at beginning of year             52,130         35,514        41,141
----------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                  $26,960        $52,130       $35,514
==============================================================================================

Supplemental disclosures:
   Income taxes paid                                      $11,946        $14,347       $16,241
   Interest paid on borrowings                                247              8            --

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2006
(IN THOUSANDS)

                                                                        ADDITIONAL               ACCUMULATED OTHER
                                                             COMMON      PAID-IN       RETAINED    COMPREHENSIVE
                                                             STOCK       CAPITAL       EARNINGS    INCOME/(LOSS)     TOTAL
----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                                $2,000      $106,600      $309,206       $ 41,695      $459,501
Comprehensive income:
   Net income                                                    --            --        41,238             --        41,238
   Change in unrealized holding losses on securities, net        --            --            --         (2,487)       (2,487)
                                                                                                                    --------
Total comprehensive income                                                                                            38,751
Cash dividends to RiverSource Life Insurance Company             --            --       (21,500)            --       (21,500)
----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                                $2,000      $106,600      $328,944       $ 39,208      $476,752
Comprehensive income:
   Net income                                                    --            --        44,210             --        44,210
   Change in unrealized holding losses on securities, net        --            --            --        (39,423)      (39,423)
                                                                                                                    --------
Total comprehensive income                                                                                             4,787
Cash dividends to RiverSource Life Insurance Company             --            --       (22,500)            --       (22,500)
----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                                $2,000      $106,600      $350,654       $   (215)     $459,039
Comprehensive income:
   Net income                                                    --            --        45,990             --        45,990
   Change in unrealized holding losses on securities, net        --            --            --        (11,056)      (11,056)
                                                                                                                    --------
Total comprehensive income                                                                                            34,934
Tax affect of share-based incentive employee compensation        --            17            --             --            17
Cash dividends to RiverSource Life Insurance Company             --            --       (25,000)            --       (25,000)
----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                                $2,000      $106,617      $371,644       $(11,271)     $468,990
============================================================================================================================

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"), formerly known as IDS Life Insurance Company of New York ("IDS Life of New York"), is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

On December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life of New York. As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

There was no material effect on the financial condition and results of operations for RiverSource Life of NY as a result of the merger.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life of NY has been allocated $6.7 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a portion of the remaining separation costs in 2007. RiverSource Life, RiverSource Life of NY's parent, received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life of NY's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life of NY discontinued underwriting new long term care ("LTC") policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 14. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life of NY also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
RiverSource Life of NY has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life of NY evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life of NY remains primarily liable as the direct insurer on all risks reinsured.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life of NY is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, RiverSource Life of NY retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life of NY's long term care liabilities was $35.3 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2002, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life of NY retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life of NY also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customers' accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life of NY issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. RiverSource Life of NY's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life of NY reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimates.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory expenses.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life of NY's taxable income will be included with RiverSource Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of RiverSource Life that RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY is currently evaluating the impact of SFAS 157 on its financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life of NY's financial condition and results of operations was insignificant.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life of NY adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life of NY adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes" and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life of NY's financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life of NY adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life of NY has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life of NY has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life of NY's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life of NY will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life of NY has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $14.3 million and an after-tax decrease to retained earnings of approximately $9.3 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life of NY adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million); and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to RiverSource Life of NY's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $2.9 million (of which $1.8 million was part of the adoption charges described previously). RiverSource Life of NY's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life of NY's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          GROSS        GROSS
                                                        AMORTIZED       UNREALIZED   UNREALIZED       FAIR
DECEMBER 31, 2006 (IN THOUSANDS)                          COST            GAINS        LOSSES         VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                              $  928,435        $ 8,511      $(19,032)    $  917,914
Mortgage and other asset-backed securities                590,411          2,875       (10,048)       583,238
Foreign corporate bonds and obligations                   219,178          2,623        (4,782)       217,019
U.S. government and agencies obligations                   35,909             50          (850)        35,109
State and municipal obligations                             6,996             --          (334)         6,662
Foreign government bonds and obligations                    6,182            651           (12)         6,821
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  1,787,111         14,710       (35,058)     1,766,763
---------------------------------------------------------------------------------------------------------------
Total                                                  $1,787,111        $14,710      $(35,058)    $1,766,763
===============================================================================================================

                                                                          GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2005 (IN THOUSANDS)                           COST           GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                              $  970,590        $16,820      $(13,697)    $  973,713
Mortgage and other asset-backed securities                639,123          5,140        (8,837)       635,426
Foreign corporate bonds and obligations                   220,615          5,148        (3,535)       222,228
U.S. government and agencies obligations                   38,362             63          (849)        37,576
State and municipal obligations                             6,996             --          (253)         6,743
Foreign government bonds and obligations                    6,213            566            (9)         6,770
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  1,881,899         27,737       (27,180)     1,882,456
---------------------------------------------------------------------------------------------------------------
Total                                                  $1,881,899        $27,737      $(27,180)    $1,882,456
===============================================================================================================

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 86% and 87%, respectively, of RiverSource Life of NY's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $64 million and $56 million of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                       2006           2005
----------------------------------------------------------------------------------
AAA                                                            36%            37%
AA                                                              8              6
A                                                              21             23
BBB                                                            28             26
Below investment grade                                          7              8
----------------------------------------------------------------------------------
   Total                                                      100%           100%
==================================================================================

At December 31, 2006 and 2005, approximately 35% and 37%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN THOUSANDS)                                 LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                                 FAIR     UNREALIZED       FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE      LOSSES         VALUE       LOSSES        VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $134,822     $1,470      $  527,893     $17,562     $  662,715     $19,032
Mortgage and other asset-backed securities       57,846        402         360,880       9,646        418,726      10,048
Foreign corporate bonds and obligations          19,525        221         118,329       4,561        137,854       4,782
U.S. government and agencies obligations             --         --          34,641         850         34,641         850
State and municipal obligations                      --         --           6,662         334          6,662         334
Foreign government bonds and obligations             --         --             324          12            324          12
--------------------------------------------------------------------------------------------------------------------------
   Total                                       $212,193     $2,093      $1,048,729     $32,965     $1,260,922     $35,058
==========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(IN THOUSANDS)                                 LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                                 FAIR     UNREALIZED       FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE      LOSSES         VALUE       LOSSES        VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $458,798    $10,183        $ 78,600      $3,514     $  537,398     $13,697
Mortgage and other asset-backed securities      323,001      5,813          82,553       3,024        405,554       8,837
Foreign corporate bonds and obligations          78,203      2,023          33,623       1,512        111,826       3,535
U.S. government and agencies obligations         37,092        849              --          --         37,092         849
State and municipal obligations                   5,786        208             957          45          6,743         253
Foreign government bonds and obligations            332          9              --          --            332           9
--------------------------------------------------------------------------------------------------------------------------
   Total                                       $903,212    $19,085        $195,733      $8,095     $1,098,945     $27,180
==========================================================================================================================

In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN THOUSANDS,
EXCEPT NUMBER OF SECURITIES)    LESS THAN 12 MONTHS                    12 MONTHS OR MORE                         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                                GROSS                               GROSS
RATIO OF FAIR VALUE TO    NUMBER OF              UNREALIZED  NUMBER OF                UNREALIZED  NUMBER OF               UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE   LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   93       $212,193     $2,093       289       $  988,749   $27,467       382       $1,200,942   $29,560
90% - 95%                    --             --         --        28           48,076     3,474        28           48,076     3,474
80% - 90%                    --             --         --         6           11,904     2,024         6           11,904     2,024
------------------------------------------------------------------------------------------------------------------------------------
   Total                     93       $212,193     $2,093       323       $1,048,729   $32,965       416       $1,260,922   $35,058
====================================================================================================================================

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto, home building and gaming industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $1.0 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life of NY monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of Note 2 for information regarding RiverSource Life of NY's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life of NY's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life of NY has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive loss:

(IN THOUSANDS)                                             2006           2005          2004
----------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $6,014,
   $20,573 and $366, respectively                        $(11,168)      $(38,208)      $   679
Reclassification of realized gains, net of tax of
   $1,303, $3,218 and $737, respectively                   (2,419)        (5,977)       (1,369)
DAC, net of tax of $996, $2,419 and $536, respectively      1,848          4,492          (994)
DSIC, net of tax of $79, $208 and $207, respectively          148            387          (384)
Fixed annuity liabilities, net of tax of $292, $64 and
   $226, respectively                                         535           (117)         (419)
----------------------------------------------------------------------------------------------
Net unrealized securities losses                         $(11,056)      $(39,423)      $(2,487)
==============================================================================================

Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                         AMORTIZED        FAIR
(IN THOUSANDS)                                              COST          VALUE
--------------------------------------------------------------------------------
Due within one year                                    $   30,105     $   30,389
Due after one year through five years                     505,831        505,189
Due after five years through 10 years                     598,874        584,824
Due after 10 years                                         61,890         63,123
--------------------------------------------------------------------------------
                                                        1,196,700      1,183,525
Mortgage and other asset-backed securities                590,411        583,238
--------------------------------------------------------------------------------
Total                                                  $1,787,111     $1,766,763
================================================================================

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Sales                                                   $ 131,061      $ 247,160     $ 118,570
Maturities, sinking fund payments and calls             $  92,911      $ 227,088     $ 180,899
Purchases                                               $(129,842)     $(459,107)    $(410,650)

Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Gross realized gains from sales                           $4,208        $11,424       $2,698
Gross realized losses from sales                          $ (487)       $(1,503)      $ (592)
Other-than-temporary impairments                          $   --        $  (724)      $   --

The $0.7 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life of NY sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $2.3 million.

At December 31, 2006 and 2005, bonds carried at $1.3 million, were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE, NET
The following is a summary of commercial mortgage loans on real estate at December 31:

(IN THOUSANDS)                                                             2006         2005
----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate                                $257,828      $247,978
Less: allowance for loan losses                                           (2,718)       (3,218)
----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net                           $255,110      $244,760
==============================================================================================

Commercial mortgage loans are first mortgages on commercial real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

At December 31, 2006 and 2005, RiverSource Life of NY's recorded investment in impaired commercial mortgage loans on real estate was nil and $2.2 million, respectively, with related allowances for commercial mortgage loan losses of nil and $500 thousand, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $495 thousand and $165 thousand, respectively. RiverSource Life of NY recognized nil of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                      $3,218         $3,218        $2,418
Provision for commercial mortgage loan losses                 --             --           800
Foreclosures, write-offs and loan sales                     (500)            --            --
------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                    $2,718         $3,218        $3,218
================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

(IN THOUSANDS)                                          2006                      2005
------------------------------------------------------------------------------------------------
                                              ON-BALANCE      FUNDING    ON-BALANCE   FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION         SHEET      COMMITMENTS     SHEET    COMMITMENTS
------------------------------------------------------------------------------------------------
Atlantic                                       $ 75,572       $1,150      $ 69,052     $   --
North Central                                    60,911           --        69,583         --
Pacific                                          37,221           --        36,494         --
Mountain                                         43,115        1,500        44,657      1,700
South Central                                    20,595           --        16,292      4,600
New England                                      20,414           --        11,900         --
------------------------------------------------------------------------------------------------
                                                257,828        2,650       247,978      6,300
Less: allowance for loan losses                  (2,718)          --        (3,218)        --
------------------------------------------------------------------------------------------------
   Total                                       $255,110       $2,650      $244,760     $6,300
================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

(IN THOUSANDS)                                          2006                      2005
------------------------------------------------------------------------------------------------
                                              ON-BALANCE      FUNDING    ON-BALANCE   FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE       SHEET      COMMITMENTS     SHEET    COMMITMENTS
------------------------------------------------------------------------------------------------
Office buildings                               $ 65,370       $1,150      $ 62,596     $2,800
Shopping centers and retail                      68,099        1,500        70,945         --
Apartments                                       36,458           --        35,534      1,800
Industrial buildings                             61,594           --        55,039         --
Hotels and motels                                 5,149           --         5,338         --
Medical buildings                                14,416           --        10,012      1,700
Mixed use                                         2,330           --         3,986         --
Other                                             4,412           --         4,528         --
------------------------------------------------------------------------------------------------
                                                257,828        2,650       247,978      6,300
Less: allowance for loan losses                  (2,718)          --        (3,218)        --
------------------------------------------------------------------------------------------------
   Total                                       $255,110       $2,650      $244,760     $6,300
================================================================================================

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Income on fixed maturities                               $100,519       $103,731      $101,841
Income on mortgage loans on real estate                    15,396         15,292        15,150
Trading securities and other investments                    4,632          5,424         4,576
------------------------------------------------------------------------------------------------
                                                          120,547        124,447       121,567
Less: investment expenses                                   1,405          1,409         1,767
------------------------------------------------------------------------------------------------
   Total                                                 $119,142       $123,038      $119,800
================================================================================================

Net realized gain on investments for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Fixed maturities                                           $3,721         $9,196       $ 2,106
Commercial mortgage loans on real estate                      215             (2)       (1,256)
Trading securities and other investments                       --             (2)           (1)
------------------------------------------------------------------------------------------------
   Total                                                   $3,936         $9,192       $   849
================================================================================================

5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Balance, beginning of year                               $230,270       $208,890      $196,385
Impact of SOP 03-1                                             --             --           (14)
Capitalization of acquisition costs                        32,713         33,519        27,754
Amortization, excluding impact of changes in assumptions  (25,259)       (22,650)      (15,905)
Amortization, impact of annual third quarter changes in
   DAC-related assumptions                                  1,000          3,600         2,200
Impact of changes in net unrealized securities
   losses (gains)                                           2,844          6,911        (1,530)
------------------------------------------------------------------------------------------------
Balance, end of year                                     $241,568       $230,270      $208,890
================================================================================================

The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Balance, beginning of year                                $11,554        $ 8,382       $ 7,681
Capitalization of sales inducements                         6,073          3,960         2,562
Amortization                                               (2,196)        (1,383)       (1,269)
Impact of changes in net unrealized securities losses
   (gains)                                                    227            595          (592)
------------------------------------------------------------------------------------------------
Balance, end of year                                      $15,658        $11,554       $ 8,382
================================================================================================

6. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life of NY has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life of NY may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life of NY has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities as of December 31:

---------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN THOUSANDS, EXCEPT AGE)                                                                         2006             2005
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN OF
  PREMIUM:
                                              Total contract value                              $  759,673       $  332,736
                                              Contract value in separate accounts               $  712,245       $  285,387
                                              Net amount at risk(2)                             $      245       $      591
                                              Weighted average attained age                             60               59
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR SIX-YEAR
  RESET:

                                              Total contract value                              $1,488,039       $1,545,792
                                              Contract value in separate accounts               $1,246,844       $1,263,467
                                              Net amount at risk(2)                             $   15,483       $   47,919
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR ONE-YEAR
  RATCHET:

                                              Total contract value                              $  278,970       $  191,654
                                              Contract value in separate accounts               $  252,522       $  164,084
                                              Net amount at risk(2)                             $      371       $      874
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR FIVE-YEAR
  RATCHET:

                                              Total contract value                              $   74,233       $   32,924
                                              Contract value in separate accounts               $   71,223       $   30,971
                                              Net amount at risk(2)                             $        5       $       12
                                              Weighted average attained age                             57               56
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:

                                              Total contract value                              $    2,710       $    3,682
                                              Contract value in separate accounts               $    2,034       $    2,886
                                              Net amount at risk(2)                             $      248       $      280
                                              Weighted average attained age                             73               73
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:

                                              Total contract value                              $       97       $       67
                                              Contract value in separate accounts               $       97       $       67
                                              Net amount at risk(2)                             $       --       $       --
                                              Weighted average attained age                             48               47
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:

                                              Total contract value                              $   33,281       $   29,212
                                              Contract value in separate accounts               $   30,164       $   25,584
                                              Net amount at risk(2)                             $        7       $        8
                                              Weighted average attained age                             61               58
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:

                                              Total contract value                              $  258,112       $  117,290
                                              Contract value in separate accounts               $  256,298       $  113,900
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:

                                              Total contract value                              $  111,338       $       --
                                              Contract value in separate accounts               $  109,281       $       --
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             62               --
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMAB:

                                              Total contract value                              $   66,629       $    3,485
                                              Contract value in separate accounts               $   65,067       $    3,485
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             54               57
---------------------------------------------------------------------------------------------------------------------------
(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.
(2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.
---------------------------------------------------------------------------------------------------------------------------

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN THOUSANDS)                                             GMDB & GGU       GMIB         GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                               $  771          $--       $   203          $ 9
Reported claims                                                 508           --            --           --
Liability (asset) balance at December 31                      1,283           29        (1,539)         236
Incurred claims (adjustments) (sum of reported and
   change in liability (assets))                              1,020           29        (1,742)         227

For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

(IN THOUSANDS)                                             GMDB & GGU       GMIB         GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                               $1,663          $--          $ --         $ --
Reported claims                                                 752           --            --           --
Liability balance at December 31                                771           --           203            9
Incurred claims (adjustments) (sum of reported and
   change in liability (assets))                               (140)          --           203            9
-------------------------------------------------------------------------------------------------------------

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN THOUSANDS)                                            2006           2005
--------------------------------------------------------------------------------
Fixed annuities                                        $1,242,031     $1,327,092
Variable annuities, with fixed sub-accounts               318,757        362,926
GMWB variable annuity guarantees                           (1,539)           203
Other variable annuity guarantees                           1,549            780
--------------------------------------------------------------------------------
   Total annuities                                      1,560,798      1,691,001
VUL/UL insurance contract fixed sub-account               146,923        141,856
Other life, disability income and long term care
   insurance                                              201,388        190,664
--------------------------------------------------------------------------------
   Total future policy benefits                         1,909,109      2,023,521
Policy claims and other policyholders' funds                8,226          5,097
--------------------------------------------------------------------------------
   Total future policy benefits and policy claims and
      other policyholders' funds                       $1,917,335     $2,028,618
================================================================================

Separate account liabilities as of December 31, consisted of the following:

(IN THOUSANDS)                                            2006           2005
--------------------------------------------------------------------------------
Variable annuity contract reserves                     $2,298,810     $1,760,609
VUL insurance contract reserves                           320,870        268,314
--------------------------------------------------------------------------------
   Total separate account liabilities                  $2,619,680     $2,028,923
================================================================================

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life of NY believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life of NY does not currently hedge its risk under any of the guaranteed provisions in variable annuity products. The total value of variable annuity contracts with GMWB riders increased from $117.3 million at December 31, 2005 to $369.5 million at December 31, 2006.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life of NY. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes for the years ended December 31 were:

(IN THOUSANDS)                                              2006           2005          2004
----------------------------------------------------------------------------------------------
Current income tax:
   Federal                                                $15,395        $ 5,417       $15,665
   State                                                    2,685          2,204         1,660
----------------------------------------------------------------------------------------------
Total current income tax                                   18,080          7,621        17,325
Deferred federal income tax                                 4,877         14,182         4,079
----------------------------------------------------------------------------------------------
Income tax provision                                      $22,957        $21,803       $21,404
==============================================================================================

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                            2006           2005          2004
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                   35.0%          35.0%        35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                   (3.8)          (2.9)        (1.9)
   State taxes, net of federal benefit                        2.5            2.2          1.6
   Other, net                                                (0.4)          (1.2)        (2.0)
----------------------------------------------------------------------------------------------
Income tax provision                                         33.3%          33.1%        32.7%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN THOUSANDS)                                              2006           2005
--------------------------------------------------------------------------------
Deferred income tax assets:
   Liabilities for future policy benefits                 $49,299        $46,200
   Investment related                                       2,193          4,270
   Net unrealized losses on Available-for Sale securities   6,147            114
   Other                                                    2,891          3,597
--------------------------------------------------------------------------------
Gross deferred income tax assets                           60,530         54,181

Deferred income tax liabilities:
   Deferred acquisition costs                              68,408         65,639
   Deferred sales inducement costs                          5,480          4,044
   Other                                                    3,758          2,689
--------------------------------------------------------------------------------
Gross deferred income tax liabilities                      77,646         72,372
--------------------------------------------------------------------------------
Net deferred income tax liabilities                       $17,116        $18,191
================================================================================

A portion of RiverSource Life of NY's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life of NY no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life of NY has made distributions of $1.1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life of NY is liquidated. Deferred income taxes had not been previously established.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life of NY's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life of NY has $5.8 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life of NY has $18.6 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life of NY will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. For the period October 1, 2005 through December 31, 2005 and the year ending December 31, 2006, RiverSource Life of NY's income tax return is included in RiverSource Life Insurance Company's consolidated income tax return.

The items comprising other comprehensive income in the Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                              2006           2005         2004
---------------------------------------------------------------------------------------------
Net unrealized securities gains                            $5,950        $21,228       $1,340
---------------------------------------------------------------------------------------------
Net income tax benefit                                     $5,950        $21,228       $1,340
=============================================================================================

9. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY Insurance Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. For 2007, dividends in excess of $33.0 million would require pre-notification.

Statutory net gain from operations and net income for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                             2006           2005         2004
---------------------------------------------------------------------------------------------
Statutory net gain from operations                       $ 61,735       $ 36,728     $ 42,420
Statutory net income                                       63,001         36,877       42,486
Statutory surplus                                         329,528        287,672      274,572
Statutory capital and surplus                             331,528        289,672      276,572

10. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life of NY received $3.6 million from RiverSource Investments, LLC for administrative services RiverSource Life of NY provided. For the year ended December 31, 2005, RiverSource Life of NY received $2.1 million from Ameriprise Financial and $0.7 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life of NY received $2.9 million from Ameriprise Financial for administrative services.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life of NY's share of the total net periodic pension cost was approximately $98 thousand, $75 thousand, and $51 thousand for each of the years ended December 31, 2006, 2005 and 2004, respectively.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $78 thousand in 2006, $55 thousand in 2005 and $40 thousand in 2004.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $143 thousand, $128 thousand and $133 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2006, 2005 and 2004, which are calculated on the basis of commission earnings of the individual financial advisors, were $16 thousand, $49 thousand, and $148 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $26.1 million, $29.0 million and $20.4 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

RiverSource Life of NY paid ordinary dividends to Ameriprise Financial during the second quarter of 2006 of $25 million. The ordinary cash dividends did not require prior notification and response from the New York Department of Insurance.

Included in other liabilities at December 31, 2006 and 2005 are $1.3 million and $4.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

11. REINSURANCE

At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $9.6 billion, $9.0 billion and $8.4 billion, respectively, of which $4.5 billion, $3.7 billion and $2.8 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN THOUSANDS)                                              2006           2005          2004
----------------------------------------------------------------------------------------------
Direct premiums                                           $31,783        $31,344       $30,140
Reinsurance ceded                                          (8,969)        (9,250)       (8,424)
----------------------------------------------------------------------------------------------
Net premiums                                              $22,814        $22,094       $21,716
==============================================================================================

Reinsurance recovered from reinsurers amounted to $3.1 million, $3.1 million and $2.4 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

12. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                       2006                      2005
---------------------------------------------------------------------------------------------------------------
                                                               CARRYING      FAIR        CARRYING      FAIR
(IN THOUSANDS)                                                   VALUE       VALUE         VALUE       VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $4,447,208   $4,447,208   $3,994,968   $3,994,968
Commercial mortgage loans on real estate, net                    255,110      260,005      244,760      254,326

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
   approximate fair values                                    $     (945)  $     (945)  $      554   $      554
Fixed annuity reserves                                         1,464,602    1,430,427    1,590,749    1,549,671
Separate account liabilities                                   2,298,810    2,202,737    1,760,610    1,692,109

As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $96.2 million and $99.3 million as of December 31, 2006 and 2005, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $28.0 million and $33.8 million as of December 31, 2006 and 2005, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $320.9 million and $268.3 million as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $116.7 million and $101.3 million as of December 31, 2006 and 2005, respectively.

13. COMMITMENTS AND CONTINGENCIES

At December 31, 2006 and 2005, RiverSource Life of NY had no material commitments to purchase investments other than mortgage loan fundings (see
Note 4).

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

14. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(IN THOUSANDS)                                             2006          2005          2004
----------------------------------------------------------------------------------------------
Net income, per accompanying financial statements       $  45,990      $  44,210     $  41,238
Deferred acquisition costs                                 (8,454)       (14,469)      (14,049)
Deferred sales inducement costs                            (3,877)        (2,577)       (1,293)
Adjustments of future policy benefit liabilities           11,274        (10,343)       (4,169)
Deferred income tax expense                                 4,877         14,182        10,987
Cumulative effect of accounting change, net of tax             --             --         2,748
Provision for losses on investments                            --           (500)          800
Interest maintenance reserves gain/loss transfer
   and amortization                                          (557)        (5,262)         (988)
Adjustment to separate account reserves                    17,774         14,075         4,185
Other, net                                                 (4,026)        (2,439)        3,027
----------------------------------------------------------------------------------------------
Statutory-basis net income                              $  63,001      $  36,877     $  42,486
==============================================================================================

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial
   statements                                           $ 468,990      $ 459,039     $ 476,752
Deferred acquisition costs                               (241,568)      (230,270)     (208,890)
Deferred sales inducements costs                          (15,658)       (11,554)       (8,382)
Adjustments of future policy benefit liabilities           44,707         27,866        31,815
Deferred income tax liabilities                            22,944         49,337        62,712
Asset valuation reserve                                   (16,631)       (18,077)      (15,021)
Net unrealized loss (gain) on investments                  20,348          2,663       (15,050)
Adjustments of separate account liabilities                94,387         71,343        60,737
Adjustments of investments to amortized cost                   --         (2,300)      (52,563)
Premiums due, deferred and in advance                       4,623            925         1,063
Deferred revenue liability                                  5,426          4,242         4,457
Reserves for commercial mortgage loan losses                2,718          1,797         2,298
Non-admitted assets                                          (164)       (27,576)      (28,716)
Interest maintenance reserve                               (9,867)        (8,953)       (5,459)
Reinsurance ceded reserves                                (44,276)       (35,042)      (31,245)
Other, net                                                 (4,451)         6,232         2,064
----------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                     $ 331,528      $ 289,672     $ 276,572
==============================================================================================

                                                               S-6343 E (5/07)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource of New York Variable Annuity Account

     Report of Independent Registered Public Accounting Firm dated April 24,
     2007.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2006. Statements of Operations for the year ended Dec. 31, 2006.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2006 and 2005.
     Notes to Financial Statements.

     The audited financial statements of RiverSource Life Insurance Co. of New York

     Report of Independent Registered Public Accounting Firm dated Feb. 26,
     2007.
     Balance Sheets as of Dec. 31, 2006 and 2005.
     Statements of Income for the years ended Dec. 31, 2006, 2005 and 2004. Statements of Cash Flows for the years ended Dec. 31, 2006, 2005 and 2004. Statements of Stockholder's Equity for the three years ended Dec. 31, 2006, 2005 and 2004.
     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to

          Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as
          Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8 Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as
          Exhibit 1.11 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2         Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account
          2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity , on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4 Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6 Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as
          Exhibit 4.9 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10 Form of Deferred Annuity Contract for American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (form 31053A) filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.11 Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

4.12 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 139482) filed electronically as
          Exhibit 4.12 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.13 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 139483) filed electronically as
          Exhibit 4.13 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.14 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 139484) filed electronically as
          Exhibit 4.14 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.15 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (Withdrawal Benefit for Life) (form 139476A) filed electronically as Exhibit
          4.15 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.16 Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.        Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as
          Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.7 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.10(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as
          Exhibit 8.7 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27
          (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Apsen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.15 Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 is filed electronically herewith.

8.16 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.17 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as
          Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.18 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
          8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.20 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.24 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as Exhibit 8.14 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.25 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 is filed electronically herewith.

8.26 Copy of Amended and Restated Fund Participation Agreement dated Oct. 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is filed electronically herewith.

8.27 Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource
          Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is filed electronically herewith.

8.28 Copy of Amended and Restated Participation Agreement dated Jan. 1, 2007, by and among Royce Capital Fund, Royce Associates LLC and RiverSource Life Insurance Co. of New York, is filed electronically herewith.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Power of Attorney to sign this Registration Statement dated Jan. 2, 2007 is filed electronically herewith.

14.       Not applicable.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance
Co. of New York
--------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Senior Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Nancy E. Bennett                                                                Derivatives Investment Officer and
                                                                                Vice President-Risk Management

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Anti-Money Laundering
                                                                                Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Richard N. Bush                                                                 Senior Vice President - Corporate Tax

Pat H. Carey                                                                    Vice President - Fund Relations

Charles R. Caswell                                                              Reinsurance Officer

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Martin T. Griffin                     172 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Jim Hamalainen                                                                  Vice President - Investments

Gregory C. Johnson                                                              Director

Michelle M. Keeley                    257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Timothy J. Masek                                                                Vice President-Investments

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                      138 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Thomas R. Moore                                                                 Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474
Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Kevin E. Palmer                                                                 Vice President and Chief Actuary

Julie A. Ruether                                                                Chief Compliance Officer, Assistant Secretary

Heather M. Somers                                                               General Counsel and Assistant Secretary

David K. Stewart                                                                Vice President and Controller

Suzanne Taylor                                                                  Chief Liaison Officer-ACLI

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 27. Number of Contractowners

          As of March 31, 2007, there were 13,214 non-qualified contract owners and 17,466 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

(c) Ameriprise Financial Services, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

         NAME OF PRINCIPAL          NET UNDERWRITING            COMPENSATION    BROKERAGE
         UNDERWRITER                DISCOUNT AND COMMISSIONS    ON REDEMPTION   COMMISSIONS    COMPENSATION
         -----------                ------------------------    --------------  -----------    ------------
         Ameriprise Financial            $14,651,291                None          None             None
         Services, Inc.

Item 30. Location of Accounts and Records

          RiverSource Life Insurance Co. of New York
          20 Madison Avenue Extension
          Albany, NY 12203

Item 31. Management Services

          Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
          1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 24th day of April, 2007.

          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

          By RiverSource Life Insurance Co. of New York
             (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V. Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2007.

SIGNATURE                              TITLE
/s/  Gumer C. Alvero*                  Director and Senior Vice President -
-----------------------------          Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Anti-Money Laundering Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Martin T. Griffin*                Director
-----------------------------
     Martin T. Griffin

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Gregory C. Johnson*               Director
-----------------------------
     Gregory C. Johnson

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

/s/  Jeryl A. Millner*                 Director
-----------------------------
     Jeryl A. Millner

SIGNATURE                              TITLE
/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  David K. Stewart*                 Vice President and Controller
-----------------------------         (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


*  Signed pursuant to Power of Attorney dated Jan. 2, 2007, filed electronically as Exhibit 13. herewith, by:

/s/ Rodney J. Vessels
---------------------
    Rodney J. Vessels
    Assistant General Counsel

     CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 23 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

          The prospectuses for:
          RiverSource Retirement Advisor Variable Annuity
          RiverSource Retirement Advisor Advantage Variable Annuity RiverSource Retirement Advisor Select Variable Annuity RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity

Part B.

          Statement of Additional Information.
          Financial Statements.

Part C.

          Other Information.

          The signatures.